As filed with the Securities and Exchange Commission on November 28, 2012
================================================================================
                                            1933 Act Registration No. 333-140895
                                             1940 Act Registration No. 811-22019

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [ ]
Pre-Effective Amendment No. __                                              [ ]
Post-Effective Amendment No. 19                                             [X]
                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [ ]
Amendment No. 22                                                            [X]


                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                            Wheaton, Illinois 60187
              (Address of Principal Executive Offices) (Zip Code)


       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 621-1675

                       W. Scott Jardine, Esq., Secretary
                  First Trust Exchange-Traded AlphaDEX(R) Fund
                           First Trust Advisors L.P.
                       120 East Liberty Drive, Suite 400
                            Wheaton, Illinois 60187
                    (Name and Address of Agent for Service)

                                    Copy to:
                               Eric F. Fess, Esq.
                             Chapman and Cutler LLP
                             111 West Monroe Street
                            Chicago, Illinois 60603


It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b)
[X] on November 30, 2012 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                  CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 19

      This Post-Effective Amendment to the Registration Statement comprises the following papers and contents:

      The Facing Sheet

      Part A--Prospectus for First Trust Consumer Discretionary AlphaDEX(R) Fund, First Trust Consumer Staples AlphaDEX(R) Fund, First Trust Energy AlphaDEX(R) Fund, First Trust Financials AlphaDEX(R) Fund, First Trust Health Care AlphaDEX(R) Fund, First Trust Industrials/Producer Durables AlphaDEX(R) Fund, First Trust Materials AlphaDEX(R) Fund, First Trust Technology AlphaDEX(R) Fund, First Trust Utilities AlphaDEX(R) Fund, First Trust Large Cap Core AlphaDEX(R) Fund, First Trust Mid Cap Core AlphaDEX(R) Fund, First Trust Small Cap Core AlphaDEX(R) Fund, First Trust Large Cap Value AlphaDEX(R) Fund, First Trust Large Cap Growth AlphaDEX(R) Fund, First Trust Multi Cap Value AlphaDEX(R) Fund, First Trust Multi Cap Growth AlphaDEX(R) Fund, First Trust Mid Cap Growth AlphaDEX(R) Fund, First Trust Mid Cap Value AlphaDEX(R) Fund, First Trust Small Cap Growth AlphaDEX(R) Fund, First Trust Small Cap Value AlphaDEX(R) Fund and First Trust Mega Cap AlphaDEX(R) Fund

      Part B--Statement of Additional Information for First Trust Consumer Discretionary AlphaDEX(R) Fund, First Trust Consumer Staples AlphaDEX(R) Fund, First Trust Energy AlphaDEX(R) Fund, First Trust Financials AlphaDEX(R) Fund, First Trust Health Care AlphaDEX(R) Fund, First Trust Industrials/Producer Durables AlphaDEX(R) Fund, First Trust Materials AlphaDEX(R) Fund, First Trust Technology AlphaDEX(R) Fund, First Trust Utilities AlphaDEX(R) Fund, First Trust Large Cap Core AlphaDEX(R) Fund, First Trust Mid Cap Core AlphaDEX(R) Fund, First Trust Small Cap Core AlphaDEX(R) Fund, First Trust Large Cap Value AlphaDEX(R) Fund, First Trust Large Cap Growth AlphaDEX(R) Fund, First Trust Multi Cap Value AlphaDEX(R) Fund, First Trust Multi Cap Growth AlphaDEX(R) Fund, First Trust Mid Cap Growth AlphaDEX(R) Fund, First Trust Mid Cap Value AlphaDEX(R) Fund, First Trust Small Cap Growth AlphaDEX(R) Fund, First Trust Small Cap Value AlphaDEX(R) Fund and First Trust Mega Cap AlphaDEX(R) Fund

      Part C--Other Information

      Signatures

      Index to Exhibits

      Exhibits

      Signatures

                                AlphaDEX(R)
                                      Family of ETFs

Fund Name                                               Ticker Symbol  Exchange

AlphaDEX(R) Sector Funds

First Trust Consumer Discretionary AlphaDEX(R) Fund          FXD      NYSE Arca
First Trust Consumer Staples AlphaDEX(R) Fund                FXG      NYSE Arca
First Trust Energy AlphaDEX(R) Fund                          FXN      NYSE Arca
First Trust Financials AlphaDEX(R) Fund                      FXO      NYSE Arca
First Trust Health Care AlphaDEX(R) Fund                     FXH      NYSE Arca
First Trust Industrials/Producer Durables AlphaDEX(R) Fund   FXR      NYSE Arca
First Trust Materials AlphaDEX(R) Fund                       FXZ      NYSE Arca
First Trust Technology AlphaDEX(R) Fund                      FXL      NYSE Arca
First Trust Utilities AlphaDEX(R) Fund                       FXU      NYSE Arca

AlphaDEX(R) Style Funds

First Trust Large Cap Core AlphaDEX(R) Fund                  FEX      NYSE Arca
First Trust Mid Cap Core AlphaDEX(R) Fund                    FNX      NYSE Arca
First Trust Small Cap Core AlphaDEX(R) Fund                  FYX      NYSE Arca
First Trust Large Cap Value AlphaDEX(R) Fund                 FTA      NYSE Arca
First Trust Large Cap Growth AlphaDEX(R) Fund                FTC      NYSE Arca
First Trust Multi Cap Value AlphaDEX(R) Fund                 FAB      NYSE Arca
First Trust Multi Cap Growth AlphaDEX(R) Fund                FAD      NYSE Arca
First Trust Mid Cap Value AlphaDEX(R) Fund                   FNK      NYSE Arca
First Trust Mid Cap Growth AlphaDEX(R) Fund                  FNY      NYSE Arca
First Trust Small Cap Value AlphaDEX(R) Fund                 FYT      NYSE Arca
First Trust Small Cap Growth AlphaDEX(R) Fund                FYC      NYSE Arca
First Trust Mega Cap AlphaDEX(R) Fund                        FMK      NYSE Arca

First Trust Exchange-Traded AlphaDEX(R) Fund (the "Trust") is a registered management investment company that consists of First Trust Consumer Discretionary AlphaDEX(R) Fund, First Trust Consumer Staples AlphaDEX(R) Fund, First Trust Energy AlphaDEX(R) Fund, First Trust Financials AlphaDEX(R) Fund, First Trust Health Care AlphaDEX(R) Fund, First Trust Industrials/Producer Durables AlphaDEX(R) Fund, First Trust Materials AlphaDEX(R) Fund, First Trust Technology AlphaDEX(R) Fund and First Trust Utilities AlphaDEX(R) Fund (collectively, the "AlphaDEX(R) Sector Funds") and First Trust Large Cap Core AlphaDEX(R) Fund, First Trust Mid Cap Core AlphaDEX(R) Fund, First Trust Small Cap Core AlphaDEX(R) Fund, First Trust Large Cap Value AlphaDEX(R) Fund, First Trust Large Cap Growth AlphaDEX(R) Fund, First Trust Multi Cap Value AlphaDEX(R) Fund, First Trust Multi Cap Growth AlphaDEX(R) Fund, First Trust Mid Cap Value AlphaDEX(R) Fund, First Trust Mid Cap Growth AlphaDEX(R) Fund, First Trust Small Cap Value AlphaDEX(R) Fund, First Trust Small Cap Growth AlphaDEX(R) Fund and First Trust Mega Cap AlphaDEX(R) Fund (collectively, the "AlphaDEX(R) Style Funds" and, together with the AlphaDEX(R) Sector Funds, the "Funds"), each a separate exchange-traded index fund. First Trust Advisors L.P. ("First Trust") is the investment advisor to each Fund.

The shares of each Fund ("Shares") are listed on NYSE Arca, Inc. ("NYSE Arca" or the "Exchange"), an affiliate of NYSE Euronext. Market prices may differ to some degree from the net asset value ("NAV") of the Shares. Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in large specified blocks each consisting of 50,000 Shares (each block of Shares issued and redeemed, called a "Creation Unit" and collectively, the "Creation Units"). Each Fund's Creation Units are issued and redeemed principally in-kind for securities included in the applicable Fund.

EXCEPT WHEN AGGREGATED IN CREATION UNITS, THE SHARES ARE NOT REDEEMABLE SECURITIES OF THE FUNDS.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


             NOT FDIC INSURED.   MAY LOSE VALUE.   NO BANK GUARANTEE.

                               NOVEMBER 30, 2012

                               TABLE OF CONTENTS
Summary Information
  AlphaDEX(R) Sector Funds
     First Trust Consumer Discretionary AlphaDEX(R) Fund....................   1
     First Trust Consumer Staples AlphaDEX(R) Fund..........................   5
     First Trust Energy AlphaDEX(R) Fund....................................   9
     First Trust Financials AlphaDEX(R) Fund................................  13
     First Trust Health Care AlphaDEX(R) Fund...............................  17
     First Trust Industrials/Producer Durables AlphaDEX(R) Fund.............  21
     First Trust Materials AlphaDEX(R) Fund.................................  25
     First Trust Technology AlphaDEX(R) Fund................................  29
     First Trust Utilities AlphaDEX(R) Fund.................................  33
  AlphaDEX(R) Style Funds
     First Trust Large Cap Core AlphaDEX(R) Fund............................  37
     First Trust Mid Cap Core AlphaDEX(R) Fund..............................  41
     First Trust Small Cap Core AlphaDEX(R) Fund............................  45
     First Trust Large Cap Value AlphaDEX(R) Fund...........................  49
     First Trust Large Cap Growth AlphaDEX(R) Fund..........................  53
     First Trust Multi Cap Value AlphaDEX(R) Fund...........................  57
     First Trust Multi Cap Growth AlphaDEX(R) Fund..........................  61
     First Trust Mid Cap Value AlphaDEX(R) Fund.............................  65
     First Trust Mid Cap Growth AlphaDEX(R) Fund............................  68
     First Trust Small Cap Value AlphaDEX(R) Fund...........................  71
     First Trust Small Cap Growth AlphaDEX(R) Fund..........................  74
     First Trust Mega Cap AlphaDEX(R) Fund..................................  77
Investment Strategies.......................................................  80
Additional Risks of Investing in the Funds..................................  80
Fund Organization...........................................................  82
Management of the Funds.....................................................  82
How to Buy and Sell Shares..................................................  84
Dividends, Distributions and Taxes..........................................  85
Federal Tax Matters.........................................................  85
Distribution Plan...........................................................  87
Net Asset Value.............................................................  87
Fund Service Providers......................................................  88
Index Providers.............................................................  88
Disclaimers.................................................................  88
Index Information...........................................................  90
Premium/Discount Information................................................ 108
Total Return Information.................................................... 114
Financial Highlights........................................................ 118
Other Information........................................................... 130

-------------------------------------------------------------------------------
                               SUMMARY INFORMATION
              First Trust Consumer Discretionary AlphaDEX(R) Fund
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The First Trust Consumer Discretionary AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Consumer Discretionary Index (the "Index").

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses you may pay if you buy and hold Shares of the Fund. Investors purchasing and selling Shares may be subject to costs (including customary brokerage commissions) charged by their broker.

    SHAREHOLDER FEES (fees paid directly from your investment)
    Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)                  None
    ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
      Management Fees                                                                                    0.50%
      Distribution and Service (12b-1) Fees                                                              0.00%
      Other Expenses                                                                                     0.22%
                                                                                                        -------
      Total Annual Fund Operating Expenses                                                               0.72%
      Fee Waiver and Expense Reimbursement(1)                                                            0.02%
                                                                                                        -------
      Total Net Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement                0.70%

   EXAMPLE

   The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.

   The example assumes that you invest $10,000 in the Fund for the time periods indicated and then you retain the Shares or sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's net annual operating expenses remain at current levels until November 30, 2013. Additionally, the example assumes that the Fund imposes a 12b-1 fee of 0.25% per annum of the Fund's average daily net assets following November 30, 2013. The example assumes that First Trust's agreement to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.70% of average daily net assets per year will be terminated following November 30, 2013. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR             3 YEARS            5 YEARS           10 YEARS
            $72               $273               $501              $1,156

   ----------

   (1) First Trust has agreed to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.70% of its average daily net assets per year at least until November 30, 2013. Expenses borne by First Trust are subject to reimbursement by the Fund for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund's expenses exceeding 0.70% of its average daily net assets per year. The agreement may be terminated by the Trust on behalf of the Fund at any time and by First Trust only after November 30, 2013 upon 60 days' written notice.

   PORTFOLIO TURNOVER

   The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 98% of the average value of its portfolio.

-------------------------------------------------------------------------------
           First Trust Consumer Discretionary AlphaDEX(R) Fund - FXD
-------------------------------------------------------------------------------

PRINCIPAL INVESTMENT STRATEGIES

The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of
1.00 would represent perfect correlation. First Trust will regularly monitor the Fund's tracking accuracy and will seek to maintain an appropriate correlation.

The Index is in the "StrataQuant(R) Series," a family of custom enhanced indices developed, maintained and sponsored by NYSE Euronext or its affiliates ("NYSE Euronext" or an "Index Provider"), and licensed to First Trust Portfolios L.P. by NYSE Group, Inc. ("NYSE Group"), an affiliate of NYSE Euronext. Prior to the acquisition of the American Stock Exchange LLC (the "AMEX") by NYSE Euronext, the equity indices in the StrataQuant(R) Series were developed, maintained and sponsored by the AMEX. The Index is a modified equal-dollar weighted index designed by NYSE Euronext to objectively identify and select stocks from the Russell 1000(R) Index in the consumer discretionary sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. As of July 31, 2012, the Index was comprised of 123 stocks. The Index is rebalanced and reconstituted as of the last business day of each calendar quarter. Changes to the Index will be effective at the open of trading on the fourth business day of the following month.

The Fund may lend securities representing up to 20% of the value of its total assets to broker-dealers, banks and other institutions to generate additional income. When the Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities.

PRINCIPAL RISKS

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

MARKET RISK. Market risk is the risk that a particular stock owned by the Fund, Shares of the Fund or stocks in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments. Companies with smaller market capitalizations are generally subject to additional market risk.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. Therefore, the Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Index.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers.

INDEX TRACKING RISK. You should anticipate that the value of Fund Shares will decline, more or less, in correlation with any decline in the value of that Fund's Index.

CONSUMER DISCRETIONARY SECTOR RISK. The Fund invests in the securities of companies in the consumer discretionary sector to approximately the same extent as the Index. Companies in the consumer discretionary sector manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace.

SECURITIES LENDING RISK. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of

-------------------------------------------------------------------------------
           First Trust Consumer Discretionary AlphaDEX(R) Fund - FXD
-------------------------------------------------------------------------------

the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for the loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

ANNUAL TOTAL RETURN

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV for the past four years as well as the average annual Fund and Index returns for the one year and since inception periods ended December 31, 2011. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on NAV compare to those of the Index, a broad-based market index and two specialized securities market indices. With respect to the Russell 1000(R) Consumer Discretionary Index (formerly the Russell 1000(R) Consumer Discretionary and Services Index), on or about September 18, 2008, Russell Investment Group ("Russell") began calculating its Russell U.S. Indices using an enhanced Russell sector scheme, the Russell Global Sectors (the "RGS"). The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for the Russell 1000(R) Consumer Discretionary Index for the entire "Since Inception" period set forth in the table because performance data does not exist using solely the U.S. sector scheme or alternatively, using solely the RGS. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of Shares assume you sold your Shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND--TOTAL RETURNS(1)


                                [GRAPHIC OMITTED]
                      [DATA POINTS REPRESENTED IN BAR CHART]

                     Calendar Year Total Returns as of 12/31

                              Year              %
                             ------         --------
                              2008          -42.87%
                              2009           57.06%
                              2010           31.98%
                              2011            0.98%


(1) The Fund's year-to-date return based on NAV for the period 12/31/2011 to 9/30/2012 was 11.74%.

During the four-year period ended December 31, 2011, the Fund's highest and lowest calendar quarter returns were 27.90% and -28.37%, respectively, for the quarters ended September 30, 2009 and December 31, 2008. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

-------------------------------------------------------------------------------
           First Trust Consumer Discretionary AlphaDEX(R) Fund - FXD
-------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2011

                                                         1 YEAR  SINCE INCEPTION
                                                                    (5/8/2007)
Return Before Taxes                                       0.98%        0.41%
Return After Taxes on Distributions                       0.76%        0.20%
Return After Taxes on Distributions and Sale of Shares    0.64%        0.21%
StrataQuant(R) Consumer Discretionary Index               1.90%        1.23%
Russell 1000(R) Index                                     1.50%       -1.54%
S&P 500(R) Consumer Discretionary Index                   6.13%        1.54%
Russell 1000(R) Consumer Discretionary Index              5.39%          --

MANAGEMENT

   INVESTMENT ADVISOR
   First Trust Advisors L.P. ("First Trust")

   PORTFOLIO MANAGERS
   The Fund's portfolio is managed by a team (the "Investment Committee") consisting of: Daniel J. Lindquist, Chairman of the Investment Committee and Senior Vice President of First Trust; Jon C. Erickson, Senior Vice President of First Trust; David G. McGarel, Chief Investment Officer and Senior Vice President of First Trust; Roger F. Testin, Senior Vice President of First Trust; and Stan Ueland, Vice President of First Trust. Each Investment Committee member has served as a part of the portfolio management team of the Fund since inception.

PURCHASE AND SALE OF FUND SHARES

The Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. The Fund's Creation Units are issued and redeemed principally in-kind for securities included in the Fund's portfolio. Individual Shares may only be purchased and sold on NYSE Arca through a broker-dealer. Shares of the Fund will trade on NYSE Arca at market prices rather than NAV, which may cause the Shares to trade at a price greater than NAV (premium) or less than NAV (discount).

TAX INFORMATION

The Fund's distributions are taxable and will generally be taxed as ordinary income or capital gains.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), First Trust and First Trust Portfolios L.P., the Fund's distributor, may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

-------------------------------------------------------------------------------
                               SUMMARY INFORMATION
              First Trust Consumer Staples AlphaDEX(R) Fund
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The First Trust Consumer Staples AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Consumer Staples Index (the "Index").

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses you may pay if you buy and hold Shares of the Fund. Investors purchasing and selling Shares may be subject to costs (including customary brokerage commissions) charged by their broker.

    SHAREHOLDER FEES (fees paid directly from your investment)
    Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)                  None
    ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
      Management Fees                                                                                    0.50%
      Distribution and Service (12b-1) Fees                                                              0.00%
      Other Expenses                                                                                     0.24%
                                                                                                        -------
      Total Annual Fund Operating Expenses                                                               0.74%
      Fee Waiver and Expense Reimbursement(1)                                                            0.04%
                                                                                                        -------
      Total Net Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement                0.70%

   EXAMPLE

   The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.

   The example assumes that you invest $10,000 in the Fund for the time periods indicated and then you retain the Shares or sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's net annual operating expenses remain at current levels until November 30, 2013. Additionally, the example assumes that the Fund imposes a 12b-1 fee of 0.25% per annum of the Fund's average daily net assets following November 30, 2013. The example assumes that First Trust's agreement to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.70% of average daily net assets per year will be terminated following November 30, 2013. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR             3 YEARS            5 YEARS           10 YEARS
            $72               $276               $509              $1,177

   ----------

   (1) First Trust has agreed to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.70% of its average daily net assets per year at least until November 30, 2013. Expenses borne by First Trust are subject to reimbursement by the Fund for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund's expenses exceeding 0.70% of its average daily net assets per year. The agreement may be terminated by the Trust on behalf of the Fund at any time and by First Trust only after November 30, 2013 upon 60 days' written notice.

   PORTFOLIO TURNOVER

   The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 126% of the average value of its portfolio.

-------------------------------------------------------------------------------
              First Trust Consumer Staples AlphaDEX(R) Fund - FXG
-------------------------------------------------------------------------------

PRINCIPAL INVESTMENT STRATEGIES

The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of
1.00 would represent perfect correlation. First Trust will regularly monitor the Fund's tracking accuracy and will seek to maintain an appropriate correlation.

The Index is in the "StrataQuant(R) Series," a family of custom enhanced indices developed, maintained and sponsored by NYSE Euronext or its affiliates ("NYSE Euronext" or an "Index Provider"), and licensed to First Trust Portfolios L.P. by NYSE Group, Inc. ("NYSE Group"), an affiliate of NYSE Euronext. Prior to the acquisition of the American Stock Exchange LLC (the "AMEX") by NYSE Euronext, the equity indices in the StrataQuant(R) Series were developed, maintained and sponsored by the AMEX. The Index is a modified equal-dollar weighted index designed by NYSE Euronext to objectively identify and select stocks from the Russell 1000(R) Index in the consumer staples sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. As of July 31, 2012, the Index was comprised of 37 stocks. The Index is rebalanced and reconstituted as of the last business day of each calendar quarter. Changes to the Index will be effective at the open of trading on the fourth business day of the following month.

PRINCIPAL RISKS

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

MARKET RISK. Market risk is the risk that a particular stock owned by the Fund, Shares of the Fund or stocks in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments. Companies with smaller market capitalizations are generally subject to additional market risk.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. Therefore, the Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Index.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers.

INDEX TRACKING RISK. You should anticipate that the value of Fund Shares will decline, more or less, in correlation with any decline in the value of that Fund's Index.

CONSUMER STAPLES SECTOR RISK. The Fund invests in the securities of companies in the consumer staples sector. Companies in the consumer staples sector provide products directly to the consumer that are typically considered non-discretionary items based on consumer purchasing habits and may be affected by a variety of factors, which could impact company profitability. For instance, government regulations may affect the permissibility of using various food additives and the production methods of companies that manufacture food products.

ANNUAL TOTAL RETURN

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV for the past four years as well as the average annual Fund and Index returns for the one year and since inception periods ended December 31, 2011. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on NAV compare to those of the Index, a broad-based market index and two specialized securities market indices. With respect to the Russell 1000(R) Consumer Staples Index, on or about September 18, 2008, Russell Investment Group ("Russell") began calculating its Russell U.S. Indices using an enhanced Russell sector scheme,

-------------------------------------------------------------------------------
              First Trust Consumer Staples AlphaDEX(R) Fund - FXG
-------------------------------------------------------------------------------

the Russell Global Sectors (the "RGS"). The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for the Russell 1000(R) Consumer Staples Index for the entire "Since Inception" period set forth in the table because performance data does not exist using solely the U.S. sector scheme or alternatively, using solely the RGS. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of Shares assume you sold your Shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND--TOTAL RETURNS(1)

                                [GRAPHIC OMITTED]
                      [DATA POINTS REPRESENTED IN BAR CHART]

                     Calendar Year Total Returns as of 12/31

                              Year              %
                             ------         --------
                              2008          -24.67%
                              2009           27.13%
                              2010           19.81%
                              2011           13.15%


(1) The Fund's year-to-date return based on NAV for the period 12/31/2011 to 9/30/2012 was 3.38%.

During the four-year period ended December 31, 2011, the Fund's highest and lowest calendar quarter returns were 16.50% and -17.59%, respectively, for the quarters ended June 30, 2009 and December 31, 2008. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2011

                                                         1 YEAR  SINCE INCEPTION
                                                                    (5/8/2007)
Return Before Taxes                                      13.15%        4.84%
Return After Taxes on Distributions                      12.86%        4.42%
Return After Taxes on Distributions and Sale of Shares    8.55%        3.89%
StrataQuant(R) Consumer Staples Index                    14.00%        5.62%
Russell 1000(R) Index                                     1.50%       -1.54%
S&P 500(R) Consumer Staples Index                        13.99%        7.02%
Russell 1000(R) Consumer Staples Index                   14.49%         --

-------------------------------------------------------------------------------
              First Trust Consumer Staples AlphaDEX(R) Fund - FXG
-------------------------------------------------------------------------------

MANAGEMENT

   INVESTMENT ADVISOR
   First Trust Advisors L.P. ("First Trust")

   PORTFOLIO MANAGERS
   The Fund's portfolio is managed by a team (the "Investment Committee") consisting of: Daniel J. Lindquist, Chairman of the Investment Committee and Senior Vice President of First Trust; Jon C. Erickson, Senior Vice President of First Trust; David G. McGarel, Chief Investment Officer and Senior Vice President of First Trust; Roger F. Testin, Senior Vice President of First Trust; and Stan Ueland, Vice President of First Trust. Each Investment Committee member has served as a part of the portfolio management team of the Fund since inception.

PURCHASE AND SALE OF FUND SHARES

The Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. The Fund's Creation Units are issued and redeemed principally in-kind for securities included in the Fund's portfolio. Individual Shares may only be purchased and sold on NYSE Arca through a broker-dealer. Shares of the Fund will trade on NYSE Arca at market prices rather than NAV, which may cause the Shares to trade at a price greater than NAV (premium) or less than NAV (discount).

TAX INFORMATION

The Fund's distributions are taxable and will generally be taxed as ordinary income or capital gains.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), First Trust and First Trust Portfolios L.P., the Fund's distributor, may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

-------------------------------------------------------------------------------
                               SUMMARY INFORMATION
                   First Trust Energy AlphaDEX(R) Fund
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The First Trust Energy AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Energy Index (the "Index").

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses you may pay if you buy and hold Shares of the Fund. Investors purchasing and selling Shares may be subject to costs (including customary brokerage commissions) charged by their broker.

    SHAREHOLDER FEES (fees paid directly from your investment)
    Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)                  None
    ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
      Management Fees                                                                                    0.50%
      Distribution and Service (12b-1) Fees                                                              0.00%
      Other Expenses                                                                                     0.26%
                                                                                                        -------
      Total Annual Fund Operating Expenses                                                               0.76%
      Fee Waiver and Expense Reimbursement(1)                                                            0.06%
                                                                                                        -------
      Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement                    0.70%

   EXAMPLE

   The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.

   The example assumes that you invest $10,000 in the Fund for the time periods indicated and then you retain the Shares or sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's net annual operating expenses remain at current levels until November 30, 2013. Additionally, the example assumes that the Fund imposes a 12b-1 fee of 0.25% per annum of the Fund's average daily net assets following November 30, 2013. The example assumes that First Trust's agreement to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.70% of average daily net assets per year will be terminated following November 30, 2013. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR             3 YEARS            5 YEARS           10 YEARS
            $72               $280               $517              $1,198

   ----------

   (1) First Trust has agreed to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.70% of its average daily net assets per year at least until November 30, 2013. Expenses borne by First Trust are subject to reimbursement by the Fund for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund's expenses exceeding 0.70% of its average daily net assets per year. The agreement may be terminated by the Trust on behalf of the Fund at any time and by First Trust only after November 30, 2013 upon 60 days' written notice.

   PORTFOLIO TURNOVER

   The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 90% of the average value of its portfolio.

-------------------------------------------------------------------------------
                   First Trust Energy AlphaDEX(R) Fund - FXN
-------------------------------------------------------------------------------

PRINCIPAL INVESTMENT STRATEGIES

The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of
1.00 would represent perfect correlation. First Trust will regularly monitor the Fund's tracking accuracy and will seek to maintain an appropriate correlation.

The Index is in the "StrataQuant(R) Series," a family of custom enhanced indices developed, maintained and sponsored by NYSE Euronext or its affiliates ("NYSE Euronext" or an "Index Provider"), and licensed to First Trust Portfolios L.P. by NYSE Group, Inc. ("NYSE Group"), an affiliate of NYSE Euronext. Prior to the acquisition of the American Stock Exchange LLC (the "AMEX") by NYSE Euronext, the equity indices in the StrataQuant(R) Series were developed, maintained and sponsored by the AMEX. The Index is a modified equal-dollar weighted index designed by NYSE Euronext to objectively identify and select stocks from the Russell 1000(R) Index in the energy sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. As of July 31, 2012, the Index was comprised of 53 stocks. The Index is rebalanced and reconstituted as of the last business day of each calendar quarter. Changes to the Index will be effective at the open of trading on the fourth business day of the following month.

The Fund may lend securities representing up to 20% of the value of its total assets to broker-dealers, banks and other institutions to generate additional income. When the Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities.

PRINCIPAL RISKS

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

MARKET RISK. Market risk is the risk that a particular stock owned by the Fund, Shares of the Fund or stocks in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments. Companies with smaller market capitalizations are generally subject to additional market risk.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. Therefore, the Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Index.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers.

INDEX TRACKING RISK. You should anticipate that the value of Fund Shares will decline, more or less, in correlation with any decline in the value of that Fund's Index.

ENERGY SECTOR RISK. The Fund invests in the securities of companies in the energy sector. The companies in the energy sector include integrated oil companies that are involved in the exploration, production and refining process, gas distributors and pipeline-related companies and other energy companies involved with mining, producing and delivering energy-related services and drilling. General problems of issuers in the energy sector include volatile fluctuations in price and supply of energy fuels, international politics, terrorist attacks, reduced demand, the success of exploration projects, clean-up and litigation costs relating to oil spills and environmental damage, and tax and other regulatory policies of various governments. Natural disasters, such as hurricanes in the Gulf of Mexico, also impact the petroleum industry. Oil production and refining companies are subject to extensive federal, state and local environmental laws and regulations regarding air emissions and the disposal of hazardous materials. In addition, oil prices have been extremely volatile.

-------------------------------------------------------------------------------
                   First Trust Energy AlphaDEX(R) Fund - FXN
-------------------------------------------------------------------------------

SECURITIES LENDING RISK. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for the loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

ANNUAL TOTAL RETURN

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV for the past four years as well as the average annual Fund and Index returns for the one year and since inception periods ended December 31, 2011. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on NAV compare to those of the Index, a broad-based market index and two specialized securities market indices. With respect to the Russell 1000(R) Energy Index, on or about September 18, 2008, Russell Investment Group ("Russell") began calculating its Russell U.S. Indices using an enhanced Russell sector scheme, the Russell Global Sectors (the "RGS"). The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. In addition to the implementation of the RGS, Russell combined the Russell 1000(R) Integrated Oils Index and the Russell 1000(R) Other Energy Index into one index, the Russell 1000(R) Energy Index. Consequently, performance data is not available for the Russell 1000(R) Energy Index for the entire "Since Inception" period set forth in the table because performance data does not exist using solely the U.S. sector scheme or alternatively, using solely the RGS. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of Shares assume you sold your Shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

FIRST TRUST ENERGY ALPHADEX(R) FUND--TOTAL RETURNS(1)


                                [GRAPHIC OMITTED]
                      [DATA POINTS REPRESENTED IN BAR CHART]

                     Calendar Year Total Returns as of 12/31

                              Year              %
                             ------         --------
                              2008          -50.78%
                              2009           47.52%
                              2010           27.77%
                              2011           -8.16%


(1) The Fund's year-to-date return based on NAV for the period 12/31/2011 to 9/30/2012 was 1.52%.

During the four-year period ended December 31, 2011, the Fund's highest and lowest calendar quarter returns were 29.92% and -38.75%, respectively, for the quarters ended June 30, 2008 and December 31, 2008. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

-------------------------------------------------------------------------------
                   First Trust Energy AlphaDEX(R) Fund - FXN
-------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2011

                                                         1 YEAR  SINCE INCEPTION
                                                                    (5/8/2007)
Return Before Taxes                                      -8.16%       -0.31%
Return After Taxes on Distributions                      -8.30%       -0.46%
Return After Taxes on Distributions and Sale of Shares   -5.30%       -0.35%
StrataQuant(R) Energy Index                              -7.49%        0.38%
Russell 1000(R) Index                                     1.50%       -1.54%
S&P 500(R) Energy Index                                   4.72%        2.92%
Russell 1000(R) Energy Index                              3.43%          --

MANAGEMENT

   INVESTMENT ADVISOR
   First Trust Advisors L.P. ("First Trust")

   PORTFOLIO MANAGERS
   The Fund's portfolio is managed by a team (the "Investment Committee") consisting of: Daniel J. Lindquist, Chairman of the Investment Committee and Senior Vice President of First Trust; Jon C. Erickson, Senior Vice President of First Trust; David G. McGarel, Chief Investment Officer and Senior Vice President of First Trust; Roger F. Testin, Senior Vice President of First Trust; and Stan Ueland, Vice President of First Trust. Each Investment Committee member has served as a part of the portfolio management team of the Fund since inception.

PURCHASE AND SALE OF FUND SHARES

The Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. The Fund's Creation Units are issued and redeemed principally in-kind for securities included in the Fund's portfolio. Individual Shares may only be purchased and sold on NYSE Arca through a broker-dealer. Shares of the Fund will trade on NYSE Arca at market prices rather than NAV, which may cause the Shares to trade at a price greater than NAV (premium) or less than NAV (discount).

TAX INFORMATION

The Fund's distributions are taxable and will generally be taxed as ordinary income or capital gains.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), First Trust and First Trust Portfolios L.P., the Fund's distributor, may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

-------------------------------------------------------------------------------
                               SUMMARY INFORMATION
                 First Trust Financials AlphaDEX(R) Fund
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The First Trust Financials AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Financials Index (the "Index").

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses you may pay if you buy and hold Shares of the Fund. Investors purchasing and selling Shares may be subject to costs (including customary brokerage commissions) charged by their broker.

    SHAREHOLDER FEES (fees paid directly from your investment)
    Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)                  None
    ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
      Management Fees                                                                                    0.50%
      Distribution and Service (12b-1) Fees                                                              0.00%
      Other Expenses                                                                                     0.24%
                                                                                                        -------
      Total Annual Fund Operating Expenses                                                               0.74%
      Fee Waiver and Expense Reimbursement(1)                                                            0.04%
                                                                                                        -------
      Total Net Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement                0.70%

   EXAMPLE

   The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.

   The example assumes that you invest $10,000 in the Fund for the time periods indicated and then you retain the Shares or sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's net annual operating expenses remain at current levels until November 30, 2013. Additionally, the example assumes that the Fund imposes a 12b-1 fee of 0.25% per annum of the Fund's average daily net assets following November 30, 2013. The example assumes that First Trust's agreement to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.70% of average daily net assets per year will be terminated following November 30, 2013. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


          1 YEAR             3 YEARS            5 YEARS           10 YEARS
            $72               $276               $509              $1,177

   ----------

   (1) First Trust has agreed to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.70% of its average daily net assets per year at least until November 30, 2013. Expenses borne by First Trust are subject to reimbursement by the Fund for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund's expenses exceeding 0.70% of its average daily net assets per year. The agreement may be terminated by the Trust on behalf of the Fund at any time and by First Trust only after November 30, 2013 upon 60 days' written notice.

   PORTFOLIO TURNOVER

   The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 93% of the average value of its portfolio.

-------------------------------------------------------------------------------
                 First Trust Financials AlphaDEX(R) Fund - FXO
-------------------------------------------------------------------------------

PRINCIPAL INVESTMENT STRATEGIES

The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of
1.00 would represent perfect correlation. First Trust will regularly monitor the Fund's tracking accuracy and will seek to maintain an appropriate correlation.

The Index is in the "StrataQuant(R) Series," a family of custom enhanced indices developed, maintained and sponsored by NYSE Euronext or its affiliates ("NYSE Euronext" or an "Index Provider"), and licensed to First Trust Portfolios L.P. by NYSE Group, Inc. ("NYSE Group"), an affiliate of NYSE Euronext. Prior to the acquisition of the American Stock Exchange LLC (the "AMEX") by NYSE Euronext, the equity indices in the StrataQuant(R) Series were developed, maintained and sponsored by the AMEX. The Index is a modified equal-dollar weighted index designed by NYSE Euronext to objectively identify and select stocks from the Russell 1000(R) Index in the financial services sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. As of July 31, 2012, the Index was comprised of 163 stocks. The Index is rebalanced and reconstituted as of the last business day of each calendar quarter. Changes to the Index will be effective at the open of trading on the fourth business day of the following month.

PRINCIPAL RISKS

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

MARKET RISK. Market risk is the risk that a particular stock owned by the Fund, Shares of the Fund or stocks in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments. Companies with smaller market capitalizations are generally subject to additional market risk.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. Therefore, the Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Index.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers.

INDEX TRACKING RISK. You should anticipate that the value of Fund Shares will decline, more or less, in correlation with any decline in the value of that Fund's Index.

FINANCIAL SERVICES SECTOR RISK. The Fund invests in the securities of companies in the financial services sector which may include banks, thrifts, brokerage firms, broker/dealers, investment banks, finance companies and companies involved in the insurance industry. Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession; government regulation; decreases in the availability of capital; volatile interest rates; portfolio concentrations in geographic markets and in commercial and residential real estate loans; and competition from new entrants in their fields of business. In addition, the Fund may invest in companies that may be significantly affected by the downturn in the U.S. and world economies that began with the significant decline in the subprime mortgage lending market in the United States.

ANNUAL TOTAL RETURN

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV for the past four years as well as the average annual Fund and Index returns for the one year and since inception periods ended December 31, 2011. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on NAV compare to

-------------------------------------------------------------------------------
                 First Trust Financials AlphaDEX(R) Fund - FXO
-------------------------------------------------------------------------------

those of the Index, a broad-based market index and two specialized securities market indices. With respect to the Russell 1000(R) Financial Services Index, on or about September 18, 2008, Russell Investment Group ("Russell") began calculating its Russell U.S. Indices using an enhanced Russell sector scheme, the Russell Global Sectors (the "RGS"). The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for the Russell 1000(R) Financial Services Index for the entire "Since Inception" period set forth in the table because performance data does not exist using solely the U.S. sector scheme or alternatively, using solely the RGS. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of Shares assume you sold your Shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

FIRST TRUST FINANCIALS ALPHADEX(R) FUND--TOTAL RETURNS(1)

                                [GRAPHIC OMITTED]
                      [DATA POINTS REPRESENTED IN BAR CHART]

                     Calendar Year Total Returns as of 12/31

                              Year              %
                             ------         --------
                              2008          -38.24%
                              2009           31.65%
                              2010           19.11%
                              2011           -7.36%


(1) The Fund's year-to-date return based on NAV for the period 12/31/2011 to 9/30/2012 was 16.19%.

During the four-year period ended December 31, 2011, the Fund's highest and lowest calendar quarter returns were 30.65% and -22.64%, respectively, for the quarters ended June 30, 2009 and March 31, 2009. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2011

                                                         1 YEAR  SINCE INCEPTION
                                                                    (5/8/2007)
Return Before Taxes                                      -7.35%       -6.92%
Return After Taxes on Distributions                      -8.10%       -7.50%
Return After Taxes on Distributions and Sale of Shares   -4.75%       -6.08%
StrataQuant(R) Financials Index                          -6.63%       -6.03%
Russell 1000(R) Index                                     1.50%       -1.54%
S&P 500(R) Financials Index                             -17.06%      -18.56%
Russell 1000(R) Financial Services Index                -12.95%          --

-------------------------------------------------------------------------------
                 First Trust Financials AlphaDEX(R) Fund - FXO
-------------------------------------------------------------------------------

MANAGEMENT

   INVESTMENT ADVISOR
   First Trust Advisors L.P. ("First Trust")

   PORTFOLIO MANAGERS
   The Fund's portfolio is managed by a team (the "Investment Committee") consisting of: Daniel J. Lindquist, Chairman of the Investment Committee and Senior Vice President of First Trust; Jon C. Erickson, Senior Vice President of First Trust; David G. McGarel, Chief Investment Officer and Senior Vice President of First Trust; Roger F. Testin, Senior Vice President of First Trust; and Stan Ueland, Vice President of First Trust. Each Investment Committee member has served as a part of the portfolio management team of the Fund since inception.

PURCHASE AND SALE OF FUND SHARES

The Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. The Fund's Creation Units are issued and redeemed principally in-kind for securities included in the Fund's portfolio. Individual Shares may only be purchased and sold on NYSE Arca through a broker-dealer. Shares of the Fund will trade on NYSE Arca at market prices rather than NAV, which may cause the Shares to trade at a price greater than NAV (premium) or less than NAV (discount).

TAX INFORMATION

The Fund's distributions are taxable and will generally be taxed as ordinary income or capital gains.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), First Trust and First Trust Portfolios L.P., the Fund's distributor, may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

-------------------------------------------------------------------------------
                              SUMMARY INFORMATION
                    First Trust Health Care AlphaDEX(R) Fund
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The First Trust Health Care AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Health Care Index (the "Index").

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses you may pay if you buy and hold Shares of the Fund. Investors purchasing and selling Shares may be subject to costs (including customary brokerage commissions) charged by their broker.

    SHAREHOLDER FEES (fees paid directly from your investment)
    Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)                  None
    ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
      Management Fees                                                                                    0.50%
      Distribution and Service (12b-1) Fees                                                              0.00%
      Other Expenses                                                                                     0.23%
                                                                                                        -------
      Total Annual Fund Operating Expenses                                                               0.73%
      Fee Waiver and Expense Reimbursement(1)                                                            0.03%
                                                                                                        -------
      Total Net Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement                0.70%

   EXAMPLE

   The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.

   The example assumes that you invest $10,000 in the Fund for the time periods indicated and then you retain the Shares or sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's net annual operating expenses remain at current levels until November 30, 2013. Additionally, the example assumes that the Fund imposes a 12b-1 fee of 0.25% per annum of the Fund's average daily net assets following November 30, 2013. The example assumes that First Trust's agreement to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.70% of average daily net assets per year will be terminated following November 30, 2013. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR             3 YEARS            5 YEARS           10 YEARS
            $72               $274               $505              $1,167

   ----------

   (1) First Trust has agreed to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.70% of its average daily net assets per year at least until November 30, 2013. Expenses borne by First Trust are subject to reimbursement by the Fund for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund's expenses exceeding 0.70% of its average daily net assets per year. The agreement may be terminated by the Trust on behalf of the Fund at any time and by First Trust only after November 30, 2013 upon 60 days' written notice.

   PORTFOLIO TURNOVER

   The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 109% of the average value of its portfolio.

-------------------------------------------------------------------------------
                 First Trust Health Care AlphaDEX(R) Fund - FXH
-------------------------------------------------------------------------------

PRINCIPAL INVESTMENT STRATEGIES

The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of
1.00 would represent perfect correlation. First Trust will regularly monitor the Fund's tracking accuracy and will seek to maintain an appropriate correlation.

The Index is in the "StrataQuant(R) Series," a family of custom enhanced indices developed, maintained and sponsored by NYSE Euronext or its affiliates ("NYSE Euronext" or an "Index Provider"), and licensed to First Trust Portfolios L.P. by NYSE Group, Inc. ("NYSE Group"), an affiliate of NYSE Euronext. Prior to the acquisition of the American Stock Exchange LLC (the "AMEX") by NYSE Euronext, the equity indices in the StrataQuant(R) Series were developed, maintained and sponsored by the AMEX. The Index is a modified equal-dollar weighted index designed by NYSE Euronext to objectively identify and select stocks from the Russell 1000(R) Index in the health care sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. As of July 31, 2012, the Index was comprised of 72 stocks. The Index is rebalanced and reconstituted as of the last business day of each calendar quarter. Changes to the Index will be effective at the open of trading on the fourth business day of the following month.

PRINCIPAL RISKS

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

MARKET RISK. Market risk is the risk that a particular stock owned by the Fund, Shares of the Fund or stocks in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments. Companies with smaller market capitalizations are generally subject to additional market risk.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. Therefore, the Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Index.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers.

INDEX TRACKING RISK. You should anticipate that the value of Fund Shares will decline, more or less, in correlation with any decline in the value of that Fund's Index.

HEALTH CARE SECTOR RISK. The Fund invests in the securities of companies in the health care sector. Companies in the health care sector are involved in medical services or health care, including biotechnology research and production, drugs and pharmaceuticals and health care facilities and services, and are subject to extensive competition, generic drug sales or the loss of patent protection, product liability litigation and increased government regulation. Research and development costs of bringing new drugs to market are substantial, and there is no guarantee that the product will ever come to market. Health care facility operators may be affected by the demand for services, efforts by government or insurers to limit rates, restriction of government financial assistance and competition from other providers.

ANNUAL TOTAL RETURN

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV for the past four years as well as the average annual Fund and Index returns for the one year and since inception periods ended December 31, 2011. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on NAV compare to

-------------------------------------------------------------------------------
                 First Trust Health Care AlphaDEX(R) Fund - FXH
-------------------------------------------------------------------------------

those of the Index, a broad-based market index and two specialized securities market indices. With respect to the Russell 1000(R) Health Care Index, on or about September 18, 2008, Russell Investment Group ("Russell") began calculating its Russell U.S. Indices using an enhanced Russell sector scheme, the Russell Global Sectors (the "RGS"). The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for the Russell 1000(R) Health Care Index for the entire "Since Inception" period set forth in the table because performance data does not exist using solely the U.S. sector scheme or alternatively, using solely the RGS. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of Shares assume you sold your Shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND--TOTAL RETURNS(1)

                               [GRAPHIC OMITTED]
                      [DATA POINTS REPRESENTED IN BAR CHART]

                     Calendar Year Total Returns as of 12/31

                              Year              %
                             ------         --------
                              2008          -29.32%
                              2009           51.23%
                              2010           19.04%
                              2011            5.76%


(1) The Fund's year-to-date return based on NAV for the period 12/31/2011 to 9/30/2012 was 21.06%.

During the four-year period ended December 31, 2011, the Fund's highest and lowest calendar quarter returns were 19.11% and -19.65%, respectively, for the quarters ended September 30, 2009 and December 31, 2008. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2011

                                                         1 YEAR  SINCE INCEPTION
                                                                    (5/8/2007)
Return Before Taxes                                       5.76%        6.81%
Return After Taxes on Distributions                       5.72%        6.79%
Return After Taxes on Distributions and Sale of Shares    3.75%        5.88%
StrataQuant(R) Health Care Index                          6.56%        7.68%
Russell 1000(R) Index                                     1.50%       -1.54%
S&P 500(R) Health Care Index                             12.73%        0.92%
Russell 1000(R) Health Care Index                        11.78%          --

-------------------------------------------------------------------------------
                 First Trust Health Care AlphaDEX(R) Fund - FXH
-------------------------------------------------------------------------------

MANAGEMENT

   INVESTMENT ADVISOR
   First Trust Advisors L.P. ("First Trust")

   PORTFOLIO MANAGERS
   The Fund's portfolio is managed by a team (the "Investment Committee") consisting of: Daniel J. Lindquist, Chairman of the Investment Committee and Senior Vice President of First Trust; Jon C. Erickson, Senior Vice President of First Trust; David G. McGarel, Chief Investment Officer and Senior Vice President of First Trust; Roger F. Testin, Senior Vice President of First Trust; and Stan Ueland, Vice President of First Trust. Each Investment Committee member has served as a part of the portfolio management team of the Fund since inception.

PURCHASE AND SALE OF FUND SHARES

The Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. The Fund's Creation Units are issued and redeemed principally in-kind for securities included in the Fund's portfolio. Individual Shares may only be purchased and sold on NYSE Arca through a broker-dealer. Shares of the Fund will trade on NYSE Arca at market prices rather than NAV, which may cause the Shares to trade at a price greater than NAV (premium) or less than NAV (discount).

TAX INFORMATION

The Fund's distributions are taxable and will generally be taxed as ordinary income or capital gains.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), First Trust and First Trust Portfolios L.P., the Fund's distributor, may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

-------------------------------------------------------------------------------
                               SUMMARY INFORMATION
       First Trust Industrials/Producer Durables AlphaDEX(R) Fund
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The First Trust Industrials/Producer Durables AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Industrials Index (the "Index").

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses you may pay if you buy and hold Shares of the Fund. Investors purchasing and selling Shares may be subject to costs (including customary brokerage commissions) charged by their broker.

    SHAREHOLDER FEES (fees paid directly from your investment)
    Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)                  None
    ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
      Management Fees                                                                                    0.50%
      Distribution and Service (12b-1) Fees                                                              0.00%
      Other Expenses                                                                                     0.28%
                                                                                                       --------
      Total Annual Fund Operating Expenses                                                               0.78%
      Fee Waiver and Expense Reimbursement(1)                                                            0.08%
                                                                                                       --------
      Total Net Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement                0.70%

   EXAMPLE

   The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.

   The example assumes that you invest $10,000 in the Fund for the time periods indicated and then you retain the Shares or sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's net annual operating expenses remain at current levels until November 30, 2013. Additionally, the example assumes that the Fund imposes a 12b-1 fee of 0.25% per annum of the Fund's average daily net assets following November 30, 2013. The example assumes that First Trust's agreement to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.70% of average daily net assets per year will be terminated following November 30, 2013. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR             3 YEARS            5 YEARS           10 YEARS
            $72               $283               $525              $1,219

   ----------

   (1) First Trust has agreed to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.70% of its average daily net assets per year at least until November 30, 2013. Expenses borne by First Trust are subject to reimbursement by the Fund for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund's expenses exceeding 0.70% of its average daily net assets per year. The agreement may be terminated by the Trust on behalf of the Fund at any time and by First Trust only after November 30, 2013 upon 60 days' written notice.

   PORTFOLIO TURNOVER

   The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 97% of the average value of its portfolio.

-------------------------------------------------------------------------------
        First Trust Industrials/Producer Durables AlphaDEX(R) Fund - FXR
-------------------------------------------------------------------------------

PRINCIPAL INVESTMENT STRATEGIES

The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of
1.00 would represent perfect correlation. First Trust will regularly monitor the Fund's tracking accuracy and will seek to maintain an appropriate correlation.

The Index is in the "StrataQuant(R) Series," a family of custom enhanced indices developed, maintained and sponsored by NYSE Euronext or its affiliates ("NYSE Euronext" or an "Index Provider"), and licensed to First Trust Portfolios L.P. by NYSE Group, Inc. ("NYSE Group"), an affiliate of NYSE Euronext. Prior to the acquisition of the American Stock Exchange LLC (the "AMEX") by NYSE Euronext, the equity indices in the StrataQuant(R) Series were developed, maintained and sponsored by the AMEX. The Index is a modified equal-dollar weighted index designed by NYSE Euronext to objectively identify and select stocks from the Russell 1000(R) Index in the industrials and producer durables sectors that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. As of July 31, 2012, the Index was comprised of 103 stocks. The Index is rebalanced and reconstituted as of the last business day of each calendar quarter. Changes to the Index will be effective at the open of trading on the fourth business day of the following month.

PRINCIPAL RISKS
You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

MARKET RISK. Market risk is the risk that a particular stock owned by the Fund, Shares of the Fund or stocks in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments. Companies with smaller market capitalizations are generally subject to additional market risk.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. Therefore, the Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Index.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers.

INDEX TRACKING RISK. You should anticipate that the value of Fund Shares will decline, more or less, in correlation with any decline in the value of that Fund's Index.

INDUSTRIALS AND PRODUCER DURABLES SECTORS RISK. The Fund invests in the securities of companies in the industrials and producer durables sectors. Many companies in these sectors convert unfinished goods into finished durables used to manufacture other goods or provide services. Some industries included in these sectors are electrical equipment and components, industrial products, manufactured housing and telecommunications equipment. General risks of these companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.

ANNUAL TOTAL RETURN

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV for the past four years as well as the average annual Fund and Index returns for the one year and since inception periods ended December 31, 2011. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on NAV compare to

-------------------------------------------------------------------------------
        First Trust Industrials/Producer Durables AlphaDEX(R) Fund - FXR
-------------------------------------------------------------------------------

those of the Index, a broad-based market index and two specialized securities market indices. With respect to the Russell 1000(R) Producer Durables Index, on or about September 18, 2008, Russell Investment Group ("Russell") began calculating its Russell U.S. Indices using an enhanced Russell sector scheme, the Russell Global Sectors (the "RGS"). The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for the Russell 1000(R) Producer Durables Index for the entire "Since Inception" period set forth in the table because performance data does not exist using solely the U.S. sector scheme or alternatively, using solely the RGS. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of Shares assume you sold your Shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND--TOTAL RETURNS(1)

                              [GRAPHIC OMITTED]
                      [DATA POINTS REPRESENTED IN BAR CHART]

                     Calendar Year Total Returns as of 12/31

                              Year              %
                             ------         --------
                              2008          -45.90%
                              2009           42.14%
                              2010           25.62%
                              2011           -5.95%

(1) The Fund's year-to-date return based on NAV for the period 12/31/2011 to 9/30/2012 was 7.49%.

During the four-year period ended December 31, 2011, the Fund's highest and lowest calendar quarter returns were 24.70% and -28.74%, respectively, for the quarters ended September 30, 2009 and December 31, 2008. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2011

                                                        1 YEAR  SINCE INCEPTION
                                                                   (5/8/2007)
Return Before Taxes                                     -5.95%       -2.62%
Return After Taxes on Distributions                     -6.13%       -2.81%
Return After Taxes on Distributions and Sale of Shares  -3.86%       -2.33%
StrataQuant(R) Industrials Index                        -5.22%       -1.87%
Russell 1000(R) Index                                    1.50%       -1.54%
S&P 500(R) Industrials Index                            -0.59%       -1.07%
Russell 1000(R) Producer Durables Index                 -1.95%          --

-------------------------------------------------------------------------------
        First Trust Industrials/Producer Durables AlphaDEX(R) Fund - FXR
-------------------------------------------------------------------------------

MANAGEMENT

   INVESTMENT ADVISOR
   First Trust Advisors L.P. ("First Trust")

   PORTFOLIO MANAGERS
   The Fund's portfolio is managed by a team (the "Investment Committee") consisting of: Daniel J. Lindquist, Chairman of the Investment Committee and Senior Vice President of First Trust; Jon C. Erickson, Senior Vice President of First Trust; David G. McGarel, Chief Investment Officer and Senior Vice President of First Trust; Roger F. Testin, Senior Vice President of First Trust; and Stan Ueland, Vice President of First Trust. Each Investment Committee member has served as a part of the portfolio management team of the Fund since inception.

PURCHASE AND SALE OF FUND SHARES

The Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. The Fund's Creation Units are issued and redeemed principally in-kind for securities included in the Fund's portfolio. Individual Shares may only be purchased and sold on NYSE Arca through a broker-dealer. Shares of the Fund will trade on NYSE Arca at market prices rather than NAV, which may cause the Shares to trade at a price greater than NAV (premium) or less than NAV (discount).

TAX INFORMATION

The Fund's distributions are taxable and will generally be taxed as ordinary income or capital gains.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), First Trust and First Trust Portfolios L.P., the Fund's distributor, may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

-------------------------------------------------------------------------------
                               SUMMARY INFORMATION
                 First Trust Materials AlphaDEX(R) Fund
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The First Trust Materials AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Materials Index (the "Index").

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses you may pay if you buy and hold Shares of the Fund. Investors purchasing and selling Shares may be subject to costs (including customary brokerage commissions) charged by their broker.

    SHAREHOLDER FEES (fees paid directly from your investment)
    Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)                  None
    ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
      Management Fees                                                                                    0.50%
      Distribution and Service (12b-1) Fees                                                              0.00%
      Other Expenses                                                                                     0.23%
                                                                                                       --------
      Total Annual Fund Operating Expenses                                                               0.73%
      Fee Waiver and Expense Reimbursement(1)                                                            0.03%
                                                                                                       --------
      Total Net Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement                0.70%

   EXAMPLE

   The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.

   The example assumes that you invest $10,000 in the Fund for the time periods indicated and then you retain the Shares or sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's net annual operating expenses remain at current levels until November 30, 2013. Additionally, the example assumes that the Fund imposes a 12b-1 fee of 0.25% per annum of the Fund's average daily net assets following November 30, 2013. The example assumes that First Trust's agreement to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.70% of average daily net assets per year will be terminated following November 30, 2013. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR             3 YEARS            5 YEARS           10 YEARS
            $72               $274               $505              $1,167

   ----------

   (1) First Trust has agreed to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.70% of its average daily net assets per year at least until November 30, 2013. Expenses borne by First Trust are subject to reimbursement by the Fund for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund's expenses exceeding 0.70% of its average daily net assets per year. The agreement may be terminated by the Trust on behalf of the Fund at any time and by First Trust only after November 30, 2013 upon 60 days' written notice.

   PORTFOLIO TURNOVER

   The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 92% of the average value of its portfolio.

-------------------------------------------------------------------------------
                  First Trust Materials AlphaDEX(R) Fund - FXZ
-------------------------------------------------------------------------------

PRINCIPAL INVESTMENT STRATEGIES

The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of
1.00 would represent perfect correlation. First Trust will regularly monitor the Fund's tracking accuracy and will seek to maintain an appropriate correlation.

The Index is in the "StrataQuant(R) Series," a family of custom enhanced indices developed, maintained and sponsored by NYSE Euronext or its affiliates ("NYSE Euronext" or an "Index Provider"), and licensed to First Trust Portfolios L.P. by NYSE Group, Inc. ("NYSE Group"), an affiliate of NYSE Euronext. Prior to the acquisition of the American Stock Exchange LLC (the "AMEX") by NYSE Euronext, the equity indices in the StrataQuant(R) Series were developed, maintained and sponsored by the AMEX. The Index is a modified equal-dollar weighted index designed by NYSE Euronext to objectively identify and select stocks from the Russell 1000(R) Index in the materials and processing sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. As of July 31, 2012, the Index was comprised of 56 stocks. The Index is rebalanced and reconstituted as of the last business day of each calendar quarter. Changes to the Index will be effective at the open of trading on the fourth business day of the following month.

PRINCIPAL RISKS
You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

MARKET RISK. Market risk is the risk that a particular stock owned by the Fund, Shares of the Fund or stocks in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments. Companies with smaller market capitalizations are generally subject to additional market risk.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. Therefore, the Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Index.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers.

INDEX TRACKING RISK. You should anticipate that the value of Fund Shares will decline, more or less, in correlation with any decline in the value of that Fund's Index.

MATERIALS AND PROCESSING SECTOR RISK. The Fund invests in the securities of companies in the materials and processing sector. Companies in the materials and processing sector are involved in the extracting or processing of raw materials. General risks of these companies include the general state of the economy, consolidation, domestic and international politics and excess capacity. In addition, materials companies may also be significantly affected by volatility of commodity prices, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

ANNUAL TOTAL RETURN

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV for the past four years as well as the average annual Fund and Index returns for the one year and since inception periods ended December 31, 2011. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on NAV compare to those of the Index, a broad-based market index and two specialized securities market indices. With respect to the Russell 1000(R) Materials and Processing Index, on or about September 18, 2008, Russell Investment Group ("Russell")

-------------------------------------------------------------------------------
                  First Trust Materials AlphaDEX(R) Fund - FXZ
-------------------------------------------------------------------------------

began calculating its Russell U.S. Indices using an enhanced Russell sector scheme, the Russell Global Sectors (the "RGS"). The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for the Russell 1000(R) Materials and Processing Index for the entire "Since Inception" period set forth in the table because performance data does not exist using solely the U.S. sector scheme or alternatively, using solely the RGS. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com. Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of Shares assume you sold your Shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

FIRST TRUST MATERIALS ALPHADEX(R) FUND--TOTAL RETURNS(1)

                              [GRAPHIC OMITTED]
                      [DATA POINTS REPRESENTED IN BAR CHART]

                     Calendar Year Total Returns as of 12/31

                              Year              %
                             ------         --------
                              2008          -44.61%
                              2009           59.95%
                              2010           28.15%
                              2011          -10.11%

(1) The Fund's year-to-date return based on NAV for the period 12/31/2011 to 9/30/2012 was 15.96%.

During the four-year period ended December 31, 2011, the Fund's highest and lowest calendar quarter returns were 32.74% and -28.66%, respectively, for the quarters ended June 30, 2009 and December 31, 2008. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2011

                                                         1 YEAR  SINCE INCEPTION
                                                                    (5/8/2007)
Return Before Taxes                                     -10.11%        2.47%
Return After Taxes on Distributions                     -10.20%        2.07%
Return After Taxes on Distributions and Sale of Shares   -6.56%        1.87%
StrataQuant(R) Materials Index                           -9.26%        3.27%
Russell 1000(R) Index                                     1.50%       -1.54%
S&P 500(R) Materials Index                               -9.75%       -1.05%
Russell 1000(R) Materials and Processing Index           -7.21%          --

-------------------------------------------------------------------------------
                  First Trust Materials AlphaDEX(R) Fund - FXZ
-------------------------------------------------------------------------------

MANAGEMENT

   INVESTMENT ADVISOR
   First Trust Advisors L.P. ("First Trust")

   PORTFOLIO MANAGERS
   The Fund's portfolio is managed by a team (the "Investment Committee") consisting of: Daniel J. Lindquist, Chairman of the Investment Committee and Senior Vice President of First Trust; Jon C. Erickson, Senior Vice President of First Trust; David G. McGarel, Chief Investment Officer and Senior Vice President of First Trust; Roger F. Testin, Senior Vice President of First Trust; and Stan Ueland, Vice President of First Trust. Each Investment Committee member has served as a part of the portfolio management team of the Fund since inception.

PURCHASE AND SALE OF FUND SHARES

The Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. The Fund's Creation Units are issued and redeemed principally in-kind for securities included in the Fund's portfolio. Individual Shares may only be purchased and sold on NYSE Arca through a broker-dealer. Shares of the Fund will trade on NYSE Arca at market prices rather than NAV, which may cause the Shares to trade at a price greater than NAV (premium) or less than NAV (discount).

TAX INFORMATION

The Fund's distributions are taxable and will generally be taxed as ordinary income or capital gains.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), First Trust and First Trust Portfolios L.P., the Fund's distributor, may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

-------------------------------------------------------------------------------
                               SUMMARY INFORMATION
                 First Trust Technology AlphaDEX(R) Fund
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The First Trust Technology AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Technology Index (the "Index").

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses you may pay if you buy and hold Shares of the Fund. Investors purchasing and selling Shares may be subject to costs (including customary brokerage commissions) charged by their broker.

    SHAREHOLDER FEES (fees paid directly from your investment)
    Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)                  None
    ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
      Management Fees                                                                                    0.50%
      Distribution and Service (12b-1) Fees                                                              0.00%
      Other Expenses                                                                                     0.24%
                                                                                                       --------
      Total Annual Fund Operating Expenses                                                               0.74%
      Fee Waiver and Expense Reimbursement(1)                                                            0.04%
                                                                                                       --------
      Total Net Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement                0.70%

   EXAMPLE

   The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.

   The example assumes that you invest $10,000 in the Fund for the time periods indicated and then you retain the Shares or sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's net annual operating expenses remain at current levels until November 30, 2013. Additionally, the example assumes that the Fund imposes a 12b-1 fee of 0.25% per annum of the Fund's average daily net assets following November 30, 2013. The example assumes that First Trust's agreement to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.70% of average daily net assets per year will be terminated following November 30, 2013. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR             3 YEARS            5 YEARS           10 YEARS
            $72               $276               $509              $1,177

   ----------

   (1) First Trust has agreed to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.70% of its average daily net assets per year at least until November 30, 2013. Expenses borne by First Trust are subject to reimbursement by the Fund for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund's expenses exceeding 0.70% of its average daily net assets per year. The agreement may be terminated by the Trust on behalf of the Fund at any time and by First Trust only after November 30, 2013 upon 60 days' written notice.

   PORTFOLIO TURNOVER

   The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 101% of the average value of its portfolio.

-------------------------------------------------------------------------------
                 First Trust Technology AlphaDEX(R) Fund - FXL
-------------------------------------------------------------------------------

PRINCIPAL INVESTMENT STRATEGIES

The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of
1.00 would represent perfect correlation. First Trust will regularly monitor the Fund's tracking accuracy and will seek to maintain an appropriate correlation.

The Index is in the "StrataQuant(R) Series," a family of custom enhanced indices developed, maintained and sponsored by NYSE Euronext or its affiliates ("NYSE Euronext" or an "Index Provider"), and licensed to First Trust Portfolios L.P. by NYSE Group, Inc. ("NYSE Group"), an affiliate of NYSE Euronext. Prior to the acquisition of the American Stock Exchange LLC (the "AMEX") by NYSE Euronext, the equity indices in the StrataQuant(R) Series were developed, maintained and sponsored by the AMEX. The Index is a modified equal-dollar weighted index designed by NYSE Euronext to objectively identify and select stocks from the Russell 1000(R) Index in the technology sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. As of July 31, 2012, the Index was comprised of 87 stocks. The Index is rebalanced and reconstituted as of the last business day of each calendar quarter. Changes to the Index will be effective at the open of trading on the fourth business day of the following month.

PRINCIPAL RISKS
You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

MARKET RISK. Market risk is the risk that a particular stock owned by the Fund, Shares of the Fund or stocks in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments. Companies with smaller market capitalizations are generally subject to additional market risk.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. Therefore, the Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Index.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers.

INDEX TRACKING RISK. You should anticipate that the value of Fund Shares will decline, more or less, in correlation with any decline in the value of that Fund's Index.

TECHNOLOGY SECTOR RISK. The Fund invests in the securities of companies in the technology sector. General risks of technology companies include the risks of rapidly changing technologies, short product life cycles, fierce competition, aggressive pricing and reduced profit margins, loss of patent, copyright and trademark protections, cyclical market patterns, evolving industry standards, and frequent new product introductions. Technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel.

ANNUAL TOTAL RETURN

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV for the past four years as well as the average annual Fund and Index returns for the one year and since inception periods ended December 31, 2011. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on NAV compare to those of the Index, a broad-based market index and two specialized securities market indices. With respect to the Russell 1000(R) Technology Index, on or about September 18, 2008, Russell Investment Group ("Russell") began calculating

-------------------------------------------------------------------------------
                 First Trust Technology AlphaDEX(R) Fund - FXL
-------------------------------------------------------------------------------

its Russell U.S. Indices using an enhanced Russell sector scheme, the Russell Global Sectors (the "RGS"). The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for the Russell 1000(R) Technology Index for the entire "Since Inception" period set forth in the table because performance data does not exist using solely the U.S. sector scheme or alternatively, using solely the RGS. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of Shares assume you sold your Shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND--TOTAL
   RETURNS(1)

                              [GRAPHIC OMITTED]
                      [DATA POINTS REPRESENTED IN BAR CHART]

                     Calendar Year Total Returns as of 12/31

                              Year              %
                             ------         --------
                              2008          -48.07%
                              2009           66.95%
                              2010           26.41%
                              2011          -11.65%

(1) The Fund's year-to-date return based on NAV for the period 12/31/2011 to 9/30/2012 was 7.80%.

During the four-year period ended December 31, 2011, the Fund's highest and lowest calendar quarter returns were 22.85% and -28.69%, respectively, for the quarters ended June 30, 2009 and December 31, 2008. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2011

                                                         1 YEAR  SINCE INCEPTION
                                                                    (5/8/2007)
Return Before Taxes                                     -11.65%        0.03%
Return After Taxes on Distributions                     -11.65%        0.03%
Return After Taxes on Distributions and Sale of Shares   -7.57%        0.02%
StrataQuant(R) Technology Index                         -10.88%        0.92%
Russell 1000(R) Index                                     1.50%       -1.54%
S&P 500(R) Information Technology Index                   2.41%        2.60%
Russell 1000(R) Technology Index                          0.28%          --

-------------------------------------------------------------------------------
                 First Trust Technology AlphaDEX(R) Fund - FXL
-------------------------------------------------------------------------------

MANAGEMENT

   INVESTMENT ADVISOR
   First Trust Advisors L.P. ("First Trust")

   PORTFOLIO MANAGERS
   The Fund's portfolio is managed by a team (the "Investment Committee") consisting of: Daniel J. Lindquist, Chairman of the Investment Committee and Senior Vice President of First Trust; Jon C. Erickson, Senior Vice President of First Trust; David G. McGarel, Chief Investment Officer and Senior Vice President of First Trust; Roger F. Testin, Senior Vice President of First Trust; and Stan Ueland, Vice President of First Trust. Each Investment Committee member has served as a part of the portfolio management team of the Fund since inception.

PURCHASE AND SALE OF FUND SHARES

The Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. The Fund's Creation Units are issued and redeemed principally in-kind for securities included in the Fund's portfolio. Individual Shares may only be purchased and sold on NYSE Arca through a broker-dealer. Shares of the Fund will trade on NYSE Arca at market prices rather than NAV, which may cause the Shares to trade at a price greater than NAV (premium) or less than NAV (discount).

TAX INFORMATION

The Fund's distributions are taxable and will generally be taxed as ordinary income or capital gains.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), First Trust and First Trust Portfolios L.P., the Fund's distributor, may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

-------------------------------------------------------------------------------
                               SUMMARY INFORMATION
                 First Trust Utilities AlphaDEX(R) Fund
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The First Trust Utilities AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Utilities Index (the "Index").

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses you may pay if you buy and hold Shares of the Fund. Investors purchasing and selling Shares may be subject to costs (including customary brokerage commissions) charged by their broker.

    SHAREHOLDER FEES (fees paid directly from your investment)
    Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)                  None
    ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
      Management Fees                                                                                    0.50%
      Distribution and Service (12b-1) Fees                                                              0.00%
      Other Expenses                                                                                     0.22%
                                                                                                       --------
      Total Annual Fund Operating Expenses                                                               0.72%
      Fee Waiver and Expense Reimbursement(1)                                                            0.02%
                                                                                                       --------
      Total Net Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement                0.70%

   EXAMPLE

   The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.

   The example assumes that you invest $10,000 in the Fund for the time periods indicated and then you retain the Shares or sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's net annual operating expenses remain at current levels until November 30, 2013. Additionally, the example assumes that the Fund imposes a 12b-1 fee of 0.25% per annum of the Fund's average daily net assets following November 30, 2013. The example assumes that First Trust's agreement to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.70% of average daily net assets per year will be terminated following November 30, 2013. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR             3 YEARS            5 YEARS           10 YEARS
            $72               $273               $501              $1,156

   ----------

   (1) First Trust has agreed to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.70% of its average daily net assets per year at least until November 30, 2013. Expenses borne by First Trust are subject to reimbursement by the Fund for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund's expenses exceeding 0.70% of its average daily net assets per year. The agreement may be terminated by the Trust on behalf of the Fund at any time and by First Trust only after November 30, 2013 upon 60 days' written notice.

   PORTFOLIO TURNOVER

   The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 72% of the average value of its portfolio.

-------------------------------------------------------------------------------
                  First Trust Utilities AlphaDEX(R) Fund - FXU
-------------------------------------------------------------------------------

PRINCIPAL INVESTMENT STRATEGIES

The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of
1.00 would represent perfect correlation. First Trust will regularly monitor the Fund's tracking accuracy and will seek to maintain an appropriate correlation.

The Index is in the "StrataQuant(R) Series," a family of custom enhanced indices developed, maintained and sponsored by NYSE Euronext or its affiliates ("NYSE Euronext" or an "Index Provider"), and licensed to First Trust Portfolios L.P. by NYSE Group, Inc. ("NYSE Group"), an affiliate of NYSE Euronext. Prior to the acquisition of the American Stock Exchange LLC (the "AMEX") by NYSE Euronext, the equity indices in the StrataQuant(R) Series were developed, maintained and sponsored by the AMEX. The Index is a modified equal-dollar weighted index designed by NYSE Euronext to objectively identify and select stocks from the Russell 1000(R) Index in the utilities sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. As of July 31, 2012, the Index was comprised of 46 stocks. The Index is rebalanced and reconstituted as of the last business day of each calendar quarter. Changes to the Index will be effective at the open of trading on the fourth business day of the following month.

PRINCIPAL RISKS
You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

MARKET RISK. Market risk is the risk that a particular stock owned by the Fund, Shares of the Fund or stocks in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments. Companies with smaller market capitalizations are generally subject to additional market risk.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. Therefore, the Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Index.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers.

INDEX TRACKING RISK. You should anticipate that the value of Fund Shares will decline, more or less, in correlation with any decline in the value of that Fund's Index.

UTILITIES SECTOR RISK. The Fund invests in the securities of companies in the utilities sector. Issuers in the utilities sector are subject to the imposition of rate caps, increased competition due to deregulation, the difficulty in obtaining an adequate return on invested capital or in financing large construction projects, the limitations on operations and increased costs and delays attributable to environmental considerations, and the capital market's ability to absorb utility debt. In addition, taxes, government regulation, international politics, price and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for utilities. Utilities issuers have been experiencing certain of these problems to varying degrees.

TELECOMMUNICATIONS SECTOR RISK. The Fund invests in companies in the telecommunications sector. Telecommunications companies are subject to risks, such as: a market characterized by increasing competition and regulation by the Federal Communications Commission and various state regulatory authorities; the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology; and technological innovations that may make various products and services obsolete.

-------------------------------------------------------------------------------
                  First Trust Utilities AlphaDEX(R) Fund - FXU
-------------------------------------------------------------------------------


ANNUAL TOTAL RETURN

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV for the past four years as well as the average annual Fund and Index returns for the one year and since inception periods ended December 31, 2011. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on NAV compare to those of the Index, a broad-based market index and two specialized securities market indices. With respect to the Russell 1000(R) Utilities Index, on or about September 18, 2008, Russell Investment Group ("Russell") began calculating its Russell U.S. Indices using an enhanced Russell sector scheme, the Russell Global Sectors (the "RGS"). The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for the Russell 1000(R) Utilities Index for the entire "Since Inception" period set forth in the table because performance data does not exist using solely the U.S. sector scheme or alternatively, using solely the RGS. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of Shares assume you sold your Shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

FIRST TRUST UTILITIES ALPHADEX(R) FUND--TOTAL RETURNS(1)

                              [GRAPHIC OMITTED]
                      [DATA POINTS REPRESENTED IN BAR CHART]

                     Calendar Year Total Returns as of 12/31

                              Year              %
                             ------         --------
                              2008          -27.43%
                              2009           22.54%
                              2010           10.54%
                              2011           10.33%

(1) The Fund's year-to-date return based on NAV for the period 12/31/2011 to 9/30/2012 was 8.12%.

During the four-year period ended December 31, 2011, the Fund's highest and lowest calendar quarter returns were 15.35% and -14.04%, respectively, for the quarters ended June 30, 2009 and March 31, 2008. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2011

                                                        1 YEAR  SINCE INCEPTION
                                                                   (5/8/2007)
Return Before Taxes                                     10.33%        0.68%
Return After Taxes on Distributions                      9.63%       -0.38%
Return After Taxes on Distributions and Sale of Shares   6.71%       -0.07%
StrataQuant(R) Utilities Index                          11.23%        1.54%
Russell 1000(R) Index                                    1.50%       -1.54%
S&P 500(R) Utilities Index                              19.91%        0.73%
Russell 1000(R) Utilities Index                         12.58%          --

-------------------------------------------------------------------------------
                  First Trust Utilities AlphaDEX(R) Fund - FXU
-------------------------------------------------------------------------------

MANAGEMENT

   INVESTMENT ADVISOR
   First Trust Advisors L.P. ("First Trust")

   PORTFOLIO MANAGERS
   The Fund's portfolio is managed by a team (the "Investment Committee") consisting of: Daniel J. Lindquist, Chairman of the Investment Committee and Senior Vice President of First Trust; Jon C. Erickson, Senior Vice President of First Trust; David G. McGarel, Chief Investment Officer and Senior Vice President of First Trust; Roger F. Testin, Senior Vice President of First Trust; and Stan Ueland, Vice President of First Trust. Each Investment Committee member has served as a part of the portfolio management team of the Fund since inception.

PURCHASE AND SALE OF FUND SHARES

The Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. The Fund's Creation Units are issued and redeemed principally in-kind for securities included in the Fund's portfolio. Individual Shares may only be purchased and sold on NYSE Arca through a broker-dealer. Shares of the Fund will trade on NYSE Arca at market prices rather than NAV, which may cause the Shares to trade at a price greater than NAV (premium) or less than NAV (discount).

TAX INFORMATION

The Fund's distributions are taxable and will generally be taxed as ordinary income or capital gains.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), First Trust and First Trust Portfolios L.P., the Fund's distributor, may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

-------------------------------------------------------------------------------
                               SUMMARY INFORMATION
               First Trust Large Cap Core AlphaDEX(R) Fund
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The First Trust Large Cap Core AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Large Cap Core Index (the "Index").

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses you may pay if you buy and hold Shares of the Fund. Investors purchasing and selling Shares may be subject to costs (including customary brokerage commissions) charged by their broker.

    SHAREHOLDER FEES (fees paid directly from your investment)
    Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)                  None
    ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
      Management Fees                                                                                    0.50%
      Distribution and Service (12b-1) Fees                                                              0.00%
      Fees Previously Waived or Expenses Reimbursed by First Trust(1)                                    0.03%
      Other Expenses                                                                                     0.17%
                                                                                                       --------
      Total Annual Fund Operating Expenses                                                               0.70%
      Fee Waiver and Expense Reimbursement(1)                                                            0.00%
                                                                                                       --------
      Total Net Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement                0.70%

   EXAMPLE

   The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.

   The example assumes that you invest $10,000 in the Fund for the time periods indicated and then you retain the Shares or sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's annual operating expenses remain at current levels. Additionally, the example assumes that the Fund imposes a 12b-1 fee of 0.25% per annum of the Fund's average daily net assets following November 30, 2013. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


          1 YEAR             3 YEARS            5 YEARS           10 YEARS
            $72               $269               $493              $1,135

   ----------

   (1) First Trust has agreed to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.70% of its average daily net assets per year at least until November 30, 2013. Expenses borne by First Trust are subject to reimbursement by the Fund for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund's expenses exceeding 0.70% of its average daily net assets per year. The agreement may be terminated by the Trust on behalf of the Fund at any time and by First Trust only after November 30, 2013 upon 60 days' written notice.

   PORTFOLIO TURNOVER

   The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 95% of the average value of its portfolio.

-------------------------------------------------------------------------------
               First Trust Large Cap Core AlphaDEX(R) Fund - FEX
-------------------------------------------------------------------------------

PRINCIPAL INVESTMENT STRATEGIES

The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of
1.00 would represent perfect correlation. First Trust will regularly monitor the Fund's tracking accuracy and will seek to maintain an appropriate correlation.

The Index is in the "Defined Index Series," a family of custom enhanced indices developed, maintained and sponsored by S&P Dow Jones Indices LLC ("S&P" or an "Index Provider"). The Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P 500(R) Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. As of July 31, 2012, the Index was comprised of 374 stocks and the market capitalization range represented in the Index was $1.2 billion to $572.5 billion. The Index is rebalanced and reconstituted as of the last business day of each calendar quarter. Changes to the Index will be effective at the open of trading on the sixth business day of the following month.

PRINCIPAL RISKS

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

MARKET RISK. Market risk is the risk that a particular stock owned by the Fund, Shares of the Fund or stocks in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. Therefore, the Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Index.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers.

INDEX TRACKING RISK. You should anticipate that the value of Fund Shares will decline, more or less, in correlation with any decline in the value of that Fund's Index.

MARKET CAPITALIZATION RISK. The Fund normally invests at least 90% of its assets in common stocks that comprise the Index. The securities of companies represented in the Index generally have market capitalizations that are consistent with the name of the Index. For purposes of determining the market capitalization range of such securities, the Fund will use the current range of the Index. However, the Fund will not be forced to sell a stock because the stock has exceeded or fallen below the current market capitalization range of the Index. Because of market movement, there can be no assurance that the securities in the Fund will stay within a given market capitalization range. As a result, the Fund may be exposed to additional risk or may not give investors the opportunity to invest fully in a given market capitalization range.

ANNUAL TOTAL RETURN

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV for the past four years as well as the average annual Fund and Index returns for the one year and since inception periods ended December 31, 2011. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on NAV compare to those of the Index and a broad-based market index. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

-------------------------------------------------------------------------------
               First Trust Large Cap Core AlphaDEX(R) Fund - FEX
-------------------------------------------------------------------------------

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of Shares assume you sold your Shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market index do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND--TOTAL RETURNS(1)

                               [GRAPHIC OMITTED]
                      [DATA POINTS REPRESENTED IN BAR CHART]

                     Calendar Year Total Returns as of 12/31

                              Year              %
                             ------         --------
                              2008          -38.35%
                              2009           36.11%
                              2010           20.66%
                              2011           -0.22%

(1) The Fund's year-to-date return based on NAV for the period 12/31/2011 to 9/30/2012 was 11.45%.

During the four-year period ended December 31, 2011, the Fund's highest and lowest calendar quarter returns were 21.20% and -23.68%, respectively, for the quarters ended June 30, 2009 and December 31, 2008. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2011

                                                        1 YEAR   SINCE INCEPTION
                                                                    (5/8/2007)
Return Before Taxes                                     -0.22%        -1.02%
Return After Taxes on Distributions                     -0.59%        -1.40%
Return After Taxes on Distributions and Sale of Shares  -0.14%        -1.09%
Defined Large Cap Core Index                             0.54%        -0.26%
S&P 500(R) Index                                         2.11%        -1.70%

MANAGEMENT

   INVESTMENT ADVISOR
   First Trust Advisors L.P. ("First Trust")

   PORTFOLIO MANAGERS
   The Fund's portfolio is managed by a team (the "Investment Committee") consisting of: Daniel J. Lindquist, Chairman of the Investment Committee and Senior Vice President of First Trust; Jon C. Erickson, Senior Vice President of First Trust; David G. McGarel, Chief Investment Officer and Senior Vice President of First Trust; Roger F. Testin, Senior Vice President of First Trust; and Stan Ueland, Vice President of First Trust. Each Investment Committee member has served as a part of the portfolio management team of the Fund since inception.

PURCHASE AND SALE OF FUND SHARES

The Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. The Fund's Creation Units are issued and redeemed principally in-kind for securities included in the Fund's

-------------------------------------------------------------------------------
               First Trust Large Cap Core AlphaDEX(R) Fund - FEX
-------------------------------------------------------------------------------

portfolio. Individual Shares may only be purchased and sold on NYSE Arca through a broker-dealer. Shares of the Fund will trade on NYSE Arca at market prices rather than NAV, which may cause the Shares to trade at a price greater than NAV (premium) or less than NAV (discount).

TAX INFORMATION

The Fund's distributions are taxable and will generally be taxed as ordinary income or capital gains.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), First Trust and First Trust Portfolios L.P., the Fund's distributor, may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

-------------------------------------------------------------------------------
                               SUMMARY INFORMATION
                First Trust Mid Cap Core AlphaDEX(R) Fund
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The First Trust Mid Cap Core AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Mid Cap Core Index (the "Index").

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses you may pay if you buy and hold Shares of the Fund. Investors purchasing and selling Shares may be subject to costs (including customary brokerage commissions) charged by their broker.

    SHAREHOLDER FEES (fees paid directly from your investment)
    Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)                  None
    ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
      Management Fees                                                                                    0.50%
      Distribution and Service (12b-1) Fees                                                              0.00%
      Fees Previously Waived or Expenses Reimbursed by First Trust(1)                                    0.03%
      Other Expenses                                                                                     0.17%
                                                                                                       --------
      Total Annual Fund Operating Expenses                                                               0.70%
      Fee Waiver and Expense Reimbursement(1)                                                            0.00%
                                                                                                       --------
      Total Net Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement                0.70%

   EXAMPLE

   The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.

   The example assumes that you invest $10,000 in the Fund for the time periods indicated and then you retain the Shares or sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's annual operating expenses remain at current levels. Additionally, the example assumes that the Fund imposes a 12b-1 fee of 0.25% per annum of the Fund's average daily net assets following November 30, 2013. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR             3 YEARS            5 YEARS           10 YEARS
            $72               $269               $493              $1,135

   ----------

   (1) First Trust has agreed to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.70% of its average daily net assets per year at least until November 30, 2013. Expenses borne by First Trust are subject to reimbursement by the Fund for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund's expenses exceeding 0.70% of its average daily net assets per year. The agreement may be terminated by the Trust on behalf of the Fund at any time and by First Trust only after November 30, 2013 upon 60 days' written notice.

   PORTFOLIO TURNOVER

   The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 94% of the average value of its portfolio.

-------------------------------------------------------------------------------
                First Trust Mid Cap Core AlphaDEX(R) Fund - FNX
-------------------------------------------------------------------------------

PRINCIPAL INVESTMENT STRATEGIES

The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of
1.00 would represent perfect correlation. First Trust will regularly monitor the Fund's tracking accuracy and will seek to maintain an appropriate correlation.

The Index is in the "Defined Index Series," a family of custom enhanced indices developed, maintained and sponsored by S&P Dow Jones Indices LLC ("S&P" or an "Index Provider"). The Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P MidCap 400(R) Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. As of July 31, 2012, the Index was comprised of 299 stocks and the market capitalization range represented in the Index was $289 million to $12.8 billion. The Index is rebalanced and reconstituted as of the last business day of each calendar quarter. Changes to the Index will be effective at the open of trading on the sixth business day of the following month.

The Fund may lend securities representing up to 20% of the value of its total assets to broker-dealers, banks and other institutions to generate additional income. When the Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities.

PRINCIPAL RISKS
You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

MARKET RISK. Market risk is the risk that a particular stock owned by the Fund, Shares of the Fund or stocks in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments. Companies with smaller market capitalizations are generally subject to additional market risk.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. Therefore, the Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Index.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers.

INDEX TRACKING RISK. You should anticipate that the value of Fund Shares will decline, more or less, in correlation with any decline in the value of that Fund's Index.

MARKET CAPITALIZATION RISK. The Fund normally invests at least 90% of its assets in common stocks that comprise the Index. The securities of companies represented in the Index generally have market capitalizations that are consistent with the name of the Index. For purposes of determining the market capitalization range of such securities, the Fund will use the current range of the Index. However, the Fund will not be forced to sell a stock because the stock has exceeded or fallen below the current market capitalization range of the Index. Because of market movement, there can be no assurance that the securities in the Fund will stay within a given market capitalization range. As a result, the Fund may be exposed to additional risk or may not give investors the opportunity to invest fully in a given market capitalization range.

SMALLER COMPANY RISK. The Fund invests in mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic

-------------------------------------------------------------------------------
                First Trust Mid Cap Core AlphaDEX(R) Fund - FNX
-------------------------------------------------------------------------------

developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

SECURITIES LENDING RISK. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for the loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

ANNUAL TOTAL RETURN

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV for the past four years as well as the average annual Fund and Index returns for the one year and since inception periods ended December 31, 2011. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on NAV compare to those of the Index and a broad-based market index. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of Shares assume you sold your Shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market index do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND--TOTAL RETURNS(1)

                               [GRAPHIC OMITTED]
                      [DATA POINTS REPRESENTED IN BAR CHART]

                     Calendar Year Total Returns as of 12/31

                              Year              %
                             ------         --------
                              2008          -36.77%
                              2009           47.38%
                              2010           27.03%
                              2011            0.83%

(1) The Fund's year-to-date return based on NAV for the period 12/31/2011 to 9/30/2012 was 10.04%.

During the four-year period ended December 31, 2011, the Fund's highest and lowest calendar quarter returns were 24.50% and -26.89%, respectively, for the quarters ended June 30, 2009 and December 31, 2008. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

-------------------------------------------------------------------------------
                First Trust Mid Cap Core AlphaDEX(R) Fund - FNX
-------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2011

                                                        1 YEAR   SINCE INCEPTION
                                                                    (5/8/2007)
Return Before Taxes                                      0.83%         2.47%
Return After Taxes on Distributions                      0.66%         2.25%
Return After Taxes on Distributions and Sale of Shares   0.55%         1.97%
Defined Mid Cap Core Index                               1.63%         3.25%
S&P MidCap 400(R) Index                                 -1.73%         1.19%

MANAGEMENT

   INVESTMENT ADVISOR
   First Trust Advisors L.P. ("First Trust")

   PORTFOLIO MANAGERS
   The Fund's portfolio is managed by a team (the "Investment Committee") consisting of: Daniel J. Lindquist, Chairman of the Investment Committee and Senior Vice President of First Trust; Jon C. Erickson, Senior Vice President of First Trust; David G. McGarel, Chief Investment Officer and Senior Vice President of First Trust; Roger F. Testin, Senior Vice President of First Trust; and Stan Ueland, Vice President of First Trust. Each Investment Committee member has served as a part of the portfolio management team of the Fund since inception.

PURCHASE AND SALE OF FUND SHARES

The Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. The Fund's Creation Units are issued and redeemed principally in-kind for securities included in the Fund's portfolio. Individual Shares may only be purchased and sold on NYSE Arca through a broker-dealer. Shares of the Fund will trade on NYSE Arca at market prices rather than NAV, which may cause the Shares to trade at a price greater than NAV (premium) or less than NAV (discount).

TAX INFORMATION

The Fund's distributions are taxable and will generally be taxed as ordinary income or capital gains.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), First Trust and First Trust Portfolios L.P., the Fund's distributor, may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

-------------------------------------------------------------------------------
                               SUMMARY INFORMATION
               First Trust Small Cap Core AlphaDEX(R) Fund
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The First Trust Small Cap Core AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Small Cap Core Index (the "Index").

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses you may pay if you buy and hold Shares of the Fund. Investors purchasing and selling Shares may be subject to costs (including customary brokerage commissions) charged by their broker.

    SHAREHOLDER FEES (fees paid directly from your investment)
    Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)                  None
    ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
      Management Fees                                                                                    0.50%
      Distribution and Service (12b-1) Fees                                                              0.00%
      Fees Previously Waived or Expenses Reimbursed by First Trust(1)                                    0.01%
      Other Expenses                                                                                     0.19%
                                                                                                       --------
      Total Annual Fund Operating Expenses                                                               0.70%
      Fee Waiver and Expense Reimbursement(1)                                                            0.00%
                                                                                                       --------
      Total Net Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement                0.70%

   EXAMPLE

   The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.

   The example assumes that you invest $10,000 in the Fund for the time periods indicated and then you retain the Shares or sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's annual operating expenses remain at current levels. Additionally, the example assumes that the Fund imposes a 12b-1 fee of 0.25% per annum of the Fund's average daily net assets following November 30, 2013. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR             3 YEARS            5 YEARS           10 YEARS
            $72               $269               $493              $1,135

   ----------

   (1) First Trust has agreed to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.70% of its average daily net assets per year at least until November 30, 2013. Expenses borne by First Trust are subject to reimbursement by the Fund for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund's expenses exceeding 0.70% of its average daily net assets per year. The agreement may be terminated by the Trust on behalf of the Fund at any time and by First Trust only after November 30, 2013 upon 60 days' written notice.

   PORTFOLIO TURNOVER

   The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 101% of the average value of its portfolio.

-------------------------------------------------------------------------------
                First Trust Small Cap Core AlphaDEX(R) Fund -FYX
-------------------------------------------------------------------------------

PRINCIPAL INVESTMENT STRATEGIES

The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of
1.00 would represent perfect correlation. First Trust will regularly monitor the Fund's tracking accuracy and will seek to maintain an appropriate correlation.

The Index is in the "Defined Index Series," a family of custom enhanced indices developed, maintained and sponsored by S&P Dow Jones Indices LLC ("S&P" or an "Index Provider"). The Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P SmallCap 600(R) Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. As of July 31, 2012, the Index was comprised of 450 stocks and the market capitalization range represented in the Index was $80 million to $3.2 billion. The Index is rebalanced and reconstituted as of the last business day of each calendar quarter. Changes to the Index will be effective at the open of trading on the sixth business day of the following month.

The Fund may lend securities representing up to 20% of the value of its total assets to broker-dealers, banks and other institutions to generate additional income. When the Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities.

PRINCIPAL RISKS

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

MARKET RISK. Market risk is the risk that a particular stock owned by the Fund, Shares of the Fund or stocks in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments. Companies with smaller market capitalizations are generally subject to additional market risk.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. Therefore, the Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Index.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers.

INDEX TRACKING RISK. You should anticipate that the value of Fund Shares will decline, more or less, in correlation with any decline in the value of that Fund's Index.

MARKET CAPITALIZATION RISK. The Fund normally invests at least 90% of its assets in common stocks that comprise the Index. The securities of companies represented in the Index generally have market capitalizations that are consistent with the name of the Index. For purposes of determining the market capitalization range of such securities, the Fund will use the current range of the Index. However, the Fund will not be forced to sell a stock because the stock has exceeded or fallen below the current market capitalization range of the Index. Because of market movement, there can be no assurance that the securities in the Fund will stay within a given market capitalization range. As a result, the Fund may be exposed to additional risk or may not give investors the opportunity to invest fully in a given market capitalization range. Because the Fund invests in small capitalization companies, the Fund is more vulnerable to adverse general market or economic developments, may be less liquid, and may experience greater price volatility than larger, more established companies.

-------------------------------------------------------------------------------
                First Trust Small Cap Core AlphaDEX(R) Fund -FYX
-------------------------------------------------------------------------------

SMALLER COMPANY RISK. The Fund invests in small capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

SECURITIES LENDING RISK. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for the loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

ANNUAL TOTAL RETURN

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV for the past four years as well as the average annual Fund and Index returns for the one year and since inception periods ended December 31, 2011. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on NAV compare to those of the Index and a broad-based market index. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of Shares assume you sold your Shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market index do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND--TOTAL RETURNS(1)

                               [GRAPHIC OMITTED]
                      [DATA POINTS REPRESENTED IN BAR CHART]

                     Calendar Year Total Returns as of 12/31

                              Year              %
                             ------         --------
                              2008          -34.28%
                              2009           37.12%
                              2010           26.92%
                              2011           -0.10%

(1) The Fund's year-to-date return based on NAV for the period 12/31/2011 to 9/30/2012 was 12.75%.

During the four-year period ended December 31, 2011, the Fund's highest and lowest calendar quarter returns were 29.60% and -27.22%, respectively, for the quarters ended June 30, 2009 and December 31, 2008. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

-------------------------------------------------------------------------------
                First Trust Small Cap Core AlphaDEX(R) Fund -FYX
-------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2011

                                                        1 YEAR   SINCE INCEPTION
                                                                    (5/8/2007)
Return Before Taxes                                     -0.10%         0.27%
Return After Taxes on Distributions                     -0.17%         0.15%
Return After Taxes on Distributions and Sale of Shares  -0.07%         0.15%
Defined Small Cap Core Index                             0.62%         1.12%
S&P SmallCap 600(R) Index                                1.02%         0.39%

MANAGEMENT

   INVESTMENT ADVISOR
   First Trust Advisors L.P. ("First Trust")

   PORTFOLIO MANAGERS
   The Fund's portfolio is managed by a team (the "Investment Committee") consisting of: Daniel J. Lindquist, Chairman of the Investment Committee and Senior Vice President of First Trust; Jon C. Erickson, Senior Vice President of First Trust; David G. McGarel, Chief Investment Officer and Senior Vice President of First Trust; Roger F. Testin, Senior Vice President of First Trust; and Stan Ueland, Vice President of First Trust. Each Investment Committee member has served as a part of the portfolio management team of the Fund since inception.

PURCHASE AND SALE OF FUND SHARES

The Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. The Fund's Creation Units are issued and redeemed principally in-kind for securities included in the Fund's portfolio. Individual Shares may only be purchased and sold on NYSE Arca through a broker-dealer. Shares of the Fund will trade on NYSE Arca at market prices rather than NAV, which may cause the Shares to trade at a price greater than NAV (premium) or less than NAV (discount).

TAX INFORMATION

The Fund's distributions are taxable and will generally be taxed as ordinary income or capital gains.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), First Trust and First Trust Portfolios L.P., the Fund's distributor, may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

-------------------------------------------------------------------------------
                               SUMMARY INFORMATION
              First Trust Large Cap Value AlphaDEX(R) Fund
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The First Trust Large Cap Value AlphaDEX(R) Fund (the "Fund") (formerly, First Trust Large Cap Value Opportunities AlphaDEX(R) Fund) seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Large Cap Value Index (the "Index") (formerly, Defined Large Cap Value Opportunities Index).

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses you may pay if you buy and hold Shares of the Fund. Investors purchasing and selling Shares may be subject to costs (including customary brokerage commissions) charged by their broker.

    SHAREHOLDER FEES (fees paid directly from your investment)
    Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)                  None
    ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
      Management Fees                                                                                    0.50%
      Distribution and Service (12b-1) Fees                                                              0.00%
      Fees Previously Waived or Expenses Reimbursed by First Trust(1)                                    0.02%
      Other Expenses                                                                                     0.18%
                                                                                                       --------
      Total Annual Fund Operating Expenses                                                               0.70%
      Fee Waiver and Expense Reimbursement(1)                                                            0.00%
                                                                                                       --------
      Total Net Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement                0.70%

   EXAMPLE

   The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.

   The example assumes that you invest $10,000 in the Fund for the time periods indicated and then you retain the Shares or sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's annual operating expenses remain at current levels. Additionally, the example assumes that the Fund imposes a 12b-1 fee of 0.25% per annum of the Fund's average daily net assets following November 30, 2013. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR             3 YEARS            5 YEARS           10 YEARS
            $72               $269               $493              $1,135

   ----------

   (1) First Trust has agreed to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.70% of its average daily net assets per year at least until November 30, 2013. Expenses borne by First Trust are subject to reimbursement by the Fund for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund's expenses exceeding 0.70% of its average daily net assets per year. The agreement may be terminated by the Trust on behalf of the Fund at any time and by First Trust only after November 30, 2013 upon 60 days' written notice.

   PORTFOLIO TURNOVER

   The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 88% of the average value of its portfolio.

-------------------------------------------------------------------------------
               First Trust Large Cap Value AlphaDEX(R) Fund - FTA
-------------------------------------------------------------------------------

PRINCIPAL INVESTMENT STRATEGIES

The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of
1.00 would represent perfect correlation. First Trust will regularly monitor the Fund's tracking accuracy and will seek to maintain an appropriate correlation.

The Index is in the "Defined Index Series," a family of custom enhanced indices developed, maintained and sponsored by S&P Dow Jones Indices LLC ("S&P" or an "Index Provider"). The Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P 500(R) Value Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. As of July 31, 2012, the Index was comprised of 213 stocks and the market capitalization range represented in the Index was $1.2 billion to $406.1 billion. The Index is rebalanced and reconstituted as of the last business day of each calendar quarter. Changes to the Index will be effective at the open of trading on the sixth business day of the following month.

PRINCIPAL RISKS

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

MARKET RISK. Market risk is the risk that a particular stock owned by the Fund, Shares of the Fund or stocks in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. Therefore, the Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Index.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. INDEX TRACKING RISK. You should anticipate that the value of Fund Shares will decline, more or less, in correlation with any decline in the value of that Fund's Index.

VALUE INVESTMENT STYLE RISK. Value companies may have experienced adverse business developments or may be subject to special risks that cause their securities to be out of favor, may never reach what may be their full value or may go down in price.

MARKET CAPITALIZATION RISK. The Fund normally invests at least 90% of its assets in common stocks that comprise the Index. The securities of companies represented in the Index generally have market capitalizations that are consistent with the name of the Index. For purposes of determining the market capitalization range of such securities, the Fund will use the current range of the Index. However, the Fund will not be forced to sell a stock because the stock has exceeded or fallen below the current market capitalization range of the Index. Because of market movement, there can be no assurance that the securities in the Fund will stay within a given market capitalization range. As a result, the Fund may be exposed to additional risk or may not give investors the opportunity to invest fully in a given market capitalization range.

ANNUAL TOTAL RETURN

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV for the past four years as well as the average annual Fund and Index returns for the one year and since inception periods ended December 31, 2011. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by

-------------------------------------------------------------------------------
               First Trust Large Cap Value AlphaDEX(R) Fund - FTA
-------------------------------------------------------------------------------

showing how the Fund's average annual total returns based on NAV compare to those of the Index, a broad-based market index and a specialized securities market index. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of Shares assume you sold your Shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND--TOTAL RETURNS(1)

                               [GRAPHIC OMITTED]
                      [DATA POINTS REPRESENTED IN BAR CHART]

                     Calendar Year Total Returns as of 12/31

                              Year              %
                             ------         --------
                              2008          -36.09%
                              2009           41.18%
                              2010           18.55%
                              2011            1.32%

(1) The Fund's year-to-date return based on NAV for the period 12/31/2011 to 9/30/2012 was 13.48%.

During the four-year period ended December 31, 2011, the Fund's highest and lowest calendar quarter returns were 31.01% and -24.78%, respectively, for the quarters ended June 30, 2009 and December 31, 2008. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2011

                                                        1 YEAR   SINCE INCEPTION
                                                                    (5/8/2007)
Return Before Taxes                                      1.32%        -1.01%
Return After Taxes on Distributions                      0.83%        -1.61%
Return After Taxes on Distributions and Sale of Shares   0.87%        -1.22%
Defined Large Cap Value Index*                           2.12%        -0.21%
S&P 500(R) Index                                         2.11%        -1.70%
S&P 500(R) Value Index                                  -0.48%        -4.70%

*previously Defined Large Cap Value Opportunities Index

-------------------------------------------------------------------------------
               First Trust Large Cap Value AlphaDEX(R) Fund - FTA
-------------------------------------------------------------------------------

MANAGEMENT

   INVESTMENT ADVISOR
   First Trust Advisors L.P. ("First Trust")

   PORTFOLIO MANAGERS
   The Fund's portfolio is managed by a team (the "Investment Committee") consisting of: Daniel J. Lindquist, Chairman of the Investment Committee and Senior Vice President of First Trust; Jon C. Erickson, Senior Vice President of First Trust; David G. McGarel, Chief Investment Officer and Senior Vice President of First Trust; Roger F. Testin, Senior Vice President of First Trust; and Stan Ueland, Vice President of First Trust. Each Investment Committee member has served as a part of the portfolio management team of the Fund since inception.

PURCHASE AND SALE OF FUND SHARES

The Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. The Fund's Creation Units are issued and redeemed principally in-kind for securities included in the Fund's portfolio. Individual Shares may only be purchased and sold on NYSE Arca through a broker-dealer. Shares of the Fund will trade on NYSE Arca at market prices rather than NAV, which may cause the Shares to trade at a price greater than NAV (premium) or less than NAV (discount).

TAX INFORMATION

The Fund's distributions are taxable and will generally be taxed as ordinary income or capital gains.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), First Trust and First Trust Portfolios L.P., the Fund's distributor, may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

-------------------------------------------------------------------------------
                               SUMMARY INFORMATION
              First Trust Large Cap Growth AlphaDEX(R) Fund
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The First Trust Large Cap Growth AlphaDEX(R) Fund (the "Fund") (formerly, First Trust Large Cap Growth Opportunities AlphaDEX(R) Fund) seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Large Cap Growth Index (the "Index") (formerly, Defined Large Cap Growth Opportunities Index).

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses you may pay if you buy and hold Shares of the Fund. Investors purchasing and selling Shares may be subject to costs (including customary brokerage commissions) charged by their broker.

    SHAREHOLDER FEES (fees paid directly from your investment)
    Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)                  None
    ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
      Management Fees                                                                                    0.50%
      Distribution and Service (12b-1) Fees                                                              0.00%
      Fees Previously Waived or Expenses Reimbursed by First Trust(1)                                    0.01%
      Other Expenses                                                                                     0.19%
                                                                                                       --------
      Total Annual Fund Operating Expenses                                                               0.70%
      Fee Waiver and Expense Reimbursement(1)                                                            0.00%
                                                                                                       --------
      Total Net Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement                0.70%

   EXAMPLE

   The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.

   The example assumes that you invest $10,000 in the Fund for the time periods indicated and then you retain the Shares or sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's annual operating expenses remain at current levels. Additionally, the example assumes that the Fund imposes a 12b-1 fee of 0.25% per annum of the Fund's average daily net assets following November 30, 2013. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR             3 YEARS            5 YEARS           10 YEARS
            $72               $269               $493              $1,135

   ----------

   (1) First Trust has agreed to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.70% of its average daily net assets per year at least until November 30, 2013. Expenses borne by First Trust are subject to reimbursement by the Fund for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund's expenses exceeding 0.70% of its average daily net assets per year. The agreement may be terminated by the Trust on behalf of the Fund at any time and by First Trust only after November 30, 2013 upon 60 days' written notice.

   PORTFOLIO TURNOVER

   The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 162% of the average value of its portfolio.

-------------------------------------------------------------------------------
              First Trust Large Cap Growth AlphaDEX(R) Fund - FTC
-------------------------------------------------------------------------------

PRINCIPAL INVESTMENT STRATEGIES

The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of
1.00 would represent perfect correlation. First Trust will regularly monitor the Fund's tracking accuracy and will seek to maintain an appropriate correlation.

The Index is in the "Defined Index Series," a family of custom enhanced indices developed, maintained and sponsored by S&P Dow Jones Indices LLC ("S&P" or an "Index Provider"). The Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P 500(R) Growth Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. As of July 31, 2012, the Index was comprised of 161 stocks and the market capitalization range represented in the Index was $2.6 billion to $572.5 billion. The Index is rebalanced and reconstituted as of the last business day of each calendar quarter. Changes to the Index will be effective at the open of trading on the sixth business day of the following month.

PRINCIPAL RISKS

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

MARKET RISK. Market risk is the risk that a particular stock owned by the Fund, Shares of the Fund or stocks in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. Therefore, the Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Index.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. INDEX TRACKING RISK. You should anticipate that the value of Fund Shares will decline, more or less, in correlation with any decline in the value of that Fund's Index.

GROWTH INVESTMENT STYLE RISK. Securities of growth companies may experience significant fluctuations in price in response to economic, political, regulatory, company specific, sector or market developments, changes in perceptions or interest rate changes.

MARKET CAPITALIZATION RISK. The Fund normally invests at least 90% of its assets in common stocks that comprise the Index. The securities of companies represented in the Index generally have market capitalizations that are consistent with the name of the Index. For purposes of determining the market capitalization range of such securities, the Fund will use the current range of the Index. However, the Fund will not be forced to sell a stock because the stock has exceeded or fallen below the current market capitalization range of the Index. Because of market movement, there can be no assurance that the securities in the Fund will stay within a given market capitalization range. As a result, the Fund may be exposed to additional risk or may not give investors the opportunity to invest fully in a given market capitalization range.

ANNUAL TOTAL RETURN

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV for the past four years as well as the average annual Fund and Index returns for the one year and since inception periods ended December 31, 2011. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by

-------------------------------------------------------------------------------
              First Trust Large Cap Growth AlphaDEX(R) Fund - FTC
-------------------------------------------------------------------------------

showing how the Fund's average annual total returns based on NAV compare to those of the Index, a broad-based market index and a specialized securities market index. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of Shares assume you sold your Shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND--TOTAL RETURNS(1)

                               [GRAPHIC OMITTED]
                      [DATA POINTS REPRESENTED IN BAR CHART]

                     Calendar Year Total Returns as of 12/31

                              Year              %
                             ------         --------
                              2008          -41.12%
                              2009           29.33%
                              2010           23.67%
                              2011           -2.65%

(1) The Fund's year-to-date return based on NAV for the period 12/31/2011 to 9/30/2012 was 8.45%.

During the four-year period ended December 31, 2011, the Fund's highest and lowest calendar quarter returns were 18.05% and -22.58%, respectively, for the quarters ended September 30, 2009 and December 31, 2008. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2011

                                                        1 YEAR   SINCE INCEPTION
                                                                    (5/8/2007)
Return Before Taxes                                     -2.65%        -1.31%
Return After Taxes on Distributions                     -2.88%        -1.50%
Return After Taxes on Distributions and Sale of Shares  -1.72%        -1.22%
Defined Large Cap Growth Index*                         -1.85%        -0.57%
S&P 500(R) Index                                         2.11%        -1.70%
S&P 500(R) Growth Index                                  4.65%         1.24%

*previously Defined Large Cap Growth Opportunities Index

-------------------------------------------------------------------------------
              First Trust Large Cap Growth AlphaDEX(R) Fund - FTC
-------------------------------------------------------------------------------

MANAGEMENT

   INVESTMENT ADVISOR
   First Trust Advisors L.P. ("First Trust")

   PORTFOLIO MANAGERS
   The Fund's portfolio is managed by a team (the "Investment Committee") consisting of: Daniel J. Lindquist, Chairman of the Investment Committee and Senior Vice President of First Trust; Jon C. Erickson, Senior Vice President of First Trust; David G. McGarel, Chief Investment Officer and Senior Vice President of First Trust; Roger F. Testin, Senior Vice President of First Trust; and Stan Ueland, Vice President of First Trust. Each Investment Committee member has served as a part of the portfolio management team of the Fund since inception.

PURCHASE AND SALE OF FUND SHARES

The Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. The Fund's Creation Units are issued and redeemed principally in-kind for securities included in the Fund's portfolio. Individual Shares may only be purchased and sold on NYSE Arca through a broker-dealer. Shares of the Fund will trade on NYSE Arca at market prices rather than NAV, which may cause the Shares to trade at a price greater than NAV (premium) or less than NAV (discount).

TAX INFORMATION

The Fund's distributions are taxable and will generally be taxed as ordinary income or capital gains.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), First Trust and First Trust Portfolios L.P., the Fund's distributor, may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

-------------------------------------------------------------------------------
                               SUMMARY INFORMATION
              First Trust Multi Cap Value AlphaDEX(R) Fund
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The First Trust Multi Cap Value AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Multi Cap Value Index (the "Index").

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses you may pay if you buy and hold Shares of the Fund. Investors purchasing and selling Shares may be subject to costs (including customary brokerage commissions) charged by their broker.

    SHAREHOLDER FEES (fees paid directly from your investment)
    Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)                  None
    ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
      Management Fees                                                                                    0.50%
      Distribution and Service (12b-1) Fees                                                              0.00%
      Other Expenses                                                                                     0.30%
                                                                                                       --------
      Total Annual Fund Operating Expenses                                                               0.80%
      Fee Waiver and Expense Reimbursement(1)                                                            0.10%
                                                                                                       --------
      Total Net Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement                0.70%

   EXAMPLE

   The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.

   The example assumes that you invest $10,000 in the Fund for the time periods indicated and then you retain the Shares or sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's net annual operating expenses remain at current levels until November 30, 2013. Additionally, the example assumes that the Fund imposes a 12b-1 fee of 0.25% per annum of the Fund's average daily net assets following November 30, 2013. The example assumes that First Trust's agreement to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.70% of average daily net assets per year will be terminated following November 30, 2013. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR             3 YEARS            5 YEARS           10 YEARS
            $72               $287               $533              $1,240

   ----------

   (1) First Trust has agreed to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.70% of its average daily net assets per year at least until November 30, 2013. Expenses borne by First Trust are subject to reimbursement by the Fund for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund's expenses exceeding 0.70% of its average daily net assets per year. The agreement may be terminated by the Trust on behalf of the Fund at any time and by First Trust only after November 30, 2013 upon 60 days' written notice.

   PORTFOLIO TURNOVER

   The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 90% of the average value of its portfolio.

-------------------------------------------------------------------------------
               First Trust Multi Cap Value AlphaDEX(R) Fund - FAB
-------------------------------------------------------------------------------

PRINCIPAL INVESTMENT STRATEGIES

The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of
1.00 would represent perfect correlation. First Trust will regularly monitor the Fund's tracking accuracy and will seek to maintain an appropriate correlation.

The Index is in the "Defined Index Series," a family of custom enhanced indices developed, maintained and sponsored by S&P Dow Jones Indices LLC ("S&P" or an "Index Provider"). The Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P Composite 1500(R) Value Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. As of July 31, 2012, the Index was comprised of 652 stocks and the market capitalization range represented in the Index was $80 million to $406.1 billion. The Index is rebalanced and reconstituted as of the last business day of each calendar quarter. Changes to the Index will be effective at the open of trading on the sixth business day of the following month.

PRINCIPAL RISKS

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

MARKET RISK. Market risk is the risk that a particular stock owned by the Fund, Shares of the Fund or stocks in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments. Companies with smaller market capitalizations are generally subject to additional market risk.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. Therefore, the Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Index.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers.

INDEX TRACKING RISK. You should anticipate that the value of Fund Shares will decline, more or less, in correlation with any decline in the value of that Fund's Index.

VALUE INVESTMENT STYLE RISK. Value companies may have experienced adverse business developments or may be subject to special risks that cause their securities to be out of favor, may never reach what may be their full value or may go down in price.

SMALLER COMPANY RISK. The Fund may invest in small and/or mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

ANNUAL TOTAL RETURN

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV for the past four years as well as the average annual Fund and Index returns for the one year and since inception periods ended December 31, 2011. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on NAV compare to those of the Index, a broad-based market index and a specialized securities

-------------------------------------------------------------------------------
               First Trust Multi Cap Value AlphaDEX(R) Fund - FAB
-------------------------------------------------------------------------------

market index. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of Shares assume you sold your Shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND--TOTAL RETURNS(1)

                               [GRAPHIC OMITTED]
                      [DATA POINTS REPRESENTED IN BAR CHART]

                     Calendar Year Total Returns as of 12/31

                              Year              %
                             ------         --------
                              2008          -35.41%
                              2009           47.57%
                              2010           22.13%
                              2011            0.57%

(1) The Fund's year-to-date return based on NAV for the period 12/31/2011 to 9/30/2012 was 12.64%.

During the four-year period ended December 31, 2011, the Fund's highest and lowest calendar quarter returns were 33.70% and -26.85%, respectively, for the quarters ended June 30, 2009 and December 31, 2008. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2011

                                                        1 YEAR   SINCE INCEPTION
                                                                    (5/8/2007)
Return Before Taxes                                      0.57%         0.24%
Return After Taxes on Distributions                      0.17%        -0.26%
Return After Taxes on Distributions and Sale of Shares   0.38%        -0.11%
Defined Multi Cap Value Index                            1.34%         1.05%
S&P Composite 1500(R) Index                              1.75%        -1.39%
S&P Composite 1500(R) Value Index                       -0.69%        -4.25%

MANAGEMENT

   INVESTMENT ADVISOR
   First Trust Advisors L.P. ("First Trust")

   PORTFOLIO MANAGERS
   The Fund's portfolio is managed by a team (the "Investment Committee") consisting of: Daniel J. Lindquist, Chairman of the Investment Committee and Senior Vice President of First Trust; Jon C. Erickson, Senior Vice President of First Trust; David G. McGarel, Chief Investment Officer and Senior Vice President of First Trust; Roger F. Testin, Senior Vice President of First Trust; and Stan Ueland, Vice President of First Trust. Each Investment Committee member has served as a part of the portfolio management team of the Fund since inception.

-------------------------------------------------------------------------------
               First Trust Multi Cap Value AlphaDEX(R) Fund - FAB
-------------------------------------------------------------------------------

PURCHASE AND SALE OF FUND SHARES

The Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. The Fund's Creation Units are issued and redeemed principally in-kind for securities included in the Fund's portfolio. Individual Shares may only be purchased and sold on NYSE Arca through a broker-dealer. Shares of the Fund will trade on NYSE Arca at market prices rather than NAV, which may cause the Shares to trade at a price greater than NAV (premium) or less than NAV (discount).

TAX INFORMATION

The Fund's distributions are taxable and will generally be taxed as ordinary income or capital gains.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), First Trust and First Trust Portfolios L.P., the Fund's distributor, may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

-------------------------------------------------------------------------------
                               SUMMARY INFORMATION
              First Trust Multi Cap Growth AlphaDEX(R) Fund
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The First Trust Multi Cap Growth AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Multi Cap Growth Index (the "Index").

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses you may pay if you buy and hold Shares of the Fund. Investors purchasing and selling Shares may be subject to costs (including customary brokerage commissions) charged by their broker.

    SHAREHOLDER FEES (fees paid directly from your investment)
    Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)                  None
    ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
      Management Fees                                                                                    0.50%
      Distribution and Service (12b-1) Fees                                                              0.00%
      Other Expenses                                                                                     0.35%
                                                                                                       --------
      Total Annual Fund Operating Expenses                                                               0.85%
      Fee Waiver and Expense Reimbursement(1)                                                            0.15%
                                                                                                       --------
      Total Net Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement                0.70%

   EXAMPLE

   The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.

   The example assumes that you invest $10,000 in the Fund for the time periods indicated and then you retain the Shares or sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's net annual operating expenses remain at current levels until November 30, 2013. Additionally, the example assumes that the Fund imposes a 12b-1 fee of 0.25% per annum of the Fund's average daily net assets following November 30, 2013. The example assumes that First Trust's agreement to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.70% of average daily net assets per year will be terminated following November 30, 2013. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR             3 YEARS            5 YEARS           10 YEARS
            $72               $296               $554              $1,292

   ----------

   (1) First Trust has agreed to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.70% of its average daily net assets per year at least until November 30, 2013. Expenses borne by First Trust are subject to reimbursement by the Fund for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund's expenses exceeding 0.70% of its average daily net assets per year. The agreement may be terminated by the Trust on behalf of the Fund at any time and by First Trust only after November 30, 2013 upon 60 days' written notice.

   PORTFOLIO TURNOVER

   The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 155% of the average value of its portfolio.

-------------------------------------------------------------------------------
              First Trust Multi Cap Growth AlphaDEX(R) Fund - FAD
-------------------------------------------------------------------------------

PRINCIPAL INVESTMENT STRATEGIES

The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of
1.00 would represent perfect correlation. First Trust will regularly monitor the Fund's tracking accuracy and will seek to maintain an appropriate correlation.

The Index is in the "Defined Index Series," a family of custom enhanced indices developed, maintained and sponsored by S&P Dow Jones Indices LLC ("S&P" or an "Index Provider"). The Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P Composite 1500(R) Growth Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. As of July 31, 2012, the Index was comprised of 471 stocks and the market capitalization range represented in the Index was $218 million to $572.5 billion. The Index is rebalanced and reconstituted as of the last business day of each calendar quarter. Changes to the Index will be effective at the open of trading on the sixth business day of the following month.

PRINCIPAL RISKS

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

MARKET RISK. Market risk is the risk that a particular stock owned by the Fund, Shares of the Fund or stocks in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments. Companies with smaller market capitalizations are generally subject to additional market risk.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. Therefore, the Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Index.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers.

INDEX TRACKING RISK. You should anticipate that the value of Fund Shares will decline, more or less, in correlation with any decline in the value of that Fund's Index.

GROWTH INVESTMENT STYLE RISK. Securities of growth companies may experience significant fluctuations in price in response to economic, political, regulatory, company specific, sector or market developments, changes in perceptions or interest rate changes.

SMALLER COMPANY RISK. The Fund may invest in small and/or mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

ANNUAL TOTAL RETURN

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV for the past four years as well as the average annual Fund and Index returns for the one year and since inception periods ended December 31, 2011. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on NAV compare to those of the Index, a broad-based market index and a specialized securities

-------------------------------------------------------------------------------
              First Trust Multi Cap Growth AlphaDEX(R) Fund - FAD
-------------------------------------------------------------------------------

market index. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of Shares assume you sold your Shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND--TOTAL RETURNS(1)
                               [GRAPHIC OMITTED]
                      [DATA POINTS REPRESENTED IN BAR CHART]

                     Calendar Year Total Returns as of 12/31

                              Year              %
                             ------         --------
                              2008          -38.98%
                              2009           26.69%
                              2010           26.12%
                              2011           -0.59%

(1) The Fund's year-to-date return based on NAV for the period 12/31/2011 to 9/30/2012 was 9.27%.

During the four-year period ended December 31, 2011, the Fund's highest and lowest calendar quarter returns were 19.09% and -23.61%, respectively, for the quarters ended September 30, 2009 and December 31, 2008. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2011

                                                         1 YEAR  SINCE INCEPTION
                                                                    (5/8/2007)
Return Before Taxes                                      -0.59%        0.14%
Return After Taxes on Distributions                      -0.70%        0.05%
Return After Taxes on Distributions and Sale of Shares   -0.38%        0.07%
Defined Multi Cap Growth Index                            0.18%        0.91%
S&P Composite 1500(R) Index                               1.75%       -1.39%
S&P Composite 1500(R) Growth Index                        4.17%        1.44%

MANAGEMENT

   INVESTMENT ADVISOR
   First Trust Advisors L.P. ("First Trust")

   PORTFOLIO MANAGERS
   The Fund's portfolio is managed by a team (the "Investment Committee") consisting of: Daniel J. Lindquist, Chairman of the Investment Committee and Senior Vice President of First Trust; Jon C. Erickson, Senior Vice President of First Trust; David G. McGarel, Chief Investment Officer and Senior Vice President of First Trust; Roger F. Testin, Senior Vice President of First Trust; and Stan Ueland, Vice President of First Trust. Each Investment Committee member has served as a part of the portfolio management team of the Fund since inception.

-------------------------------------------------------------------------------
              First Trust Multi Cap Growth AlphaDEX(R) Fund - FAD
-------------------------------------------------------------------------------

PURCHASE AND SALE OF FUND SHARES

The Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. The Fund's Creation Units are issued and redeemed principally in-kind for securities included in the Fund's portfolio. Individual Shares may only be purchased and sold on NYSE Arca through a broker-dealer. Shares of the Fund will trade on NYSE Arca at market prices rather than NAV, which may cause the Shares to trade at a price greater than NAV (premium) or less than NAV (discount).

TAX INFORMATION

The Fund's distributions are taxable and will generally be taxed as ordinary income or capital gains.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), First Trust and First Trust Portfolios L.P., the Fund's distributor, may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

-------------------------------------------------------------------------------
                               SUMMARY INFORMATION
               First Trust Mid Cap Value AlphaDEX(R) Fund
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The First Trust Mid Cap Value AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Mid Cap Value Index (the "Index").

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses you may pay if you buy and hold Shares of the Fund. Investors purchasing and selling Shares may be subject to costs (including customary brokerage commissions) charged by their broker.

    SHAREHOLDER FEES (fees paid directly from your investment)
    Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)                  None
    ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
      Management Fees                                                                                    0.70%
      Distribution and Service (12b-1) Fees                                                              0.00%
      Other Expenses                                                                                     0.00%
                                                                                                       --------
      Total Annual Fund Operating Expenses                                                               0.70%

   EXAMPLE

   The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.

   The example assumes that you invest $10,000 in the Fund for the time periods indicated and then you retain the Shares or sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels. Additionally, the example assumes that the Fund imposes a 12b-1 fee of 0.25% per annum of the Fund's average daily net assets following November 30, 2013. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR             3 YEARS            5 YEARS           10 YEARS
            $72               $269               $493              $1,135

   PORTFOLIO TURNOVER

   The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 100% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of
1.00 would represent perfect correlation. First Trust will regularly monitor the Fund's tracking accuracy and will seek to maintain an appropriate correlation.

The Index is in the "Defined Index Series," a family of custom enhanced indices developed, maintained and sponsored by S&P Dow Jones Indices LLC ("S&P" or an "Index Provider"). The Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P MidCap 400(R) Value Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. As of July 31, 2012, the Index was comprised of 170 securities and the market capitalization range represented

-------------------------------------------------------------------------------
                First Trust Mid Cap Value AlphaDEX(R) Fund - FNK
-------------------------------------------------------------------------------

in the Index was $289 million to $7.7 billion. The Index is rebalanced and reconstituted as of the last business day of each calendar quarter. Changes to the Index will be effective at the open of trading on the sixth business day of the following month.

PRINCIPAL RISKS

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

MARKET RISK. Market risk is the risk that a particular stock owned by the Fund, Shares of the Fund or stocks in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments. Companies with smaller market capitalizations are generally subject to additional market risk.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. Therefore, the Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Index.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers.

INDEX TRACKING RISK. You should anticipate that the value of Fund Shares will decline, more or less, in correlation with any decline in the value of that Fund's Index.

VALUE INVESTMENT STYLE RISK. Value companies may have experienced adverse business developments or may be subject to special risks that cause their securities to be out of favor, may never reach what may be their full value or may go down in price.

MARKET CAPITALIZATION RISK. The Fund normally invests at least 90% of its assets in common stocks that comprise the Index. The securities of companies represented in the Index generally have market capitalizations that are consistent with the name of the Index. For purposes of determining the market capitalization range of such securities, the Fund will use the current range of the Index. However, the Fund will not be forced to sell a stock because the stock has exceeded or fallen below the current market capitalization range of the Index. Because of market movement, there can be no assurance that the securities in the Fund will stay within a given market capitalization range. As a result, the Fund may be exposed to additional risk or may not give investors the opportunity to invest fully in a given market capitalization range.

SMALLER COMPANY RISK. The Fund may invest in mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

ANNUAL TOTAL RETURN

The Fund has not yet operated for a full calendar year and, therefore, performance information is not included in this section of the Prospectus. See "Total Return Information" for performance information regarding the Fund.

-------------------------------------------------------------------------------
                First Trust Mid Cap Value AlphaDEX(R) Fund - FNK
-------------------------------------------------------------------------------

MANAGEMENT

   INVESTMENT ADVISOR
   First Trust Advisors L.P. ("First Trust")

   PORTFOLIO MANAGERS
   The Fund's portfolio is managed by a team (the "Investment Committee") consisting of: Daniel J. Lindquist, Chairman of the Investment Committee and Senior Vice President of First Trust; Jon C. Erickson, Senior Vice President of First Trust; David G. McGarel, Chief Investment Officer and Senior Vice President of First Trust; Roger F. Testin, Senior Vice President of First Trust; and Stan Ueland, Vice President of First Trust. Each Investment Committee member has served as a part of the portfolio management team of the Fund since inception.

PURCHASE AND SALE OF FUND SHARES

The Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. The Fund's Creation Units are issued and redeemed principally in-kind for securities included in the Fund's portfolio. Individual Shares may only be purchased and sold on NYSE Arca through a broker-dealer. Shares of the Fund will trade on NYSE Arca at market prices rather than NAV, which may cause the Shares to trade at a price greater than NAV (premium) or less than NAV (discount).

TAX INFORMATION

The Fund's distributions are taxable and will generally be taxed as ordinary income or capital gains.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), First Trust and First Trust Portfolios L.P., the Fund's distributor, may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

-------------------------------------------------------------------------------
                               SUMMARY INFORMATION
                First Trust Mid Cap Growth AlphaDEX(R) Fund
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The First Trust Mid Cap Growth AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Mid Cap Growth Index (the "Index").

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses you may pay if you buy and hold Shares of the Fund. Investors purchasing and selling Shares may be subject to costs (including customary brokerage commissions) charged by their broker.

    SHAREHOLDER FEES (fees paid directly from your investment)
    Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)                  None
    ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
      Management Fees                                                                                    0.70%
      Distribution and Service (12b-1) Fees                                                              0.00%
      Other Expenses                                                                                     0.00%
                                                                                                       --------
      Total Annual Fund Operating Expenses                                                               0.70%

   EXAMPLE

   The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.

   The example assumes that you invest $10,000 in the Fund for the time periods indicated and then you retain the Shares or sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels. Additionally, the example assumes that the Fund imposes a 12b-1 fee of 0.25% per annum of the Fund's average daily net assets following November 30, 2013. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR             3 YEARS            5 YEARS           10 YEARS
            $72               $269               $493              $1,135

   PORTFOLIO TURNOVER

   The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 166% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of
1.00 would represent perfect correlation. First Trust will regularly monitor the Fund's tracking accuracy and will seek to maintain an appropriate correlation.

The Index is in the "Defined Index Series," a family of custom enhanced indices developed, maintained and sponsored by S&P Dow Jones Indices LLC ("S&P" or an "Index Provider"). The Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P MidCap 400(R) Growth Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. As of July 31, 2012, the Index was comprised of 129 securities and the market capitalization range represented

-------------------------------------------------------------------------------
               First Trust Mid Cap Growth AlphaDEX(R) Fund - FNY
-------------------------------------------------------------------------------

in the Index was $862 million to $12.8 billion. The Index is rebalanced and reconstituted as of the last business day of each calendar quarter. Changes to the Index will be effective at the open of trading on the sixth business day of the following month.

PRINCIPAL RISKS

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

MARKET RISK. Market risk is the risk that a particular stock owned by the Fund, Shares of the Fund or stocks in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments. Companies with smaller market capitalizations are generally subject to additional market risk.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. Therefore, the Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Index.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers.

INDEX TRACKING RISK. You should anticipate that the value of Fund Shares will decline, more or less, in correlation with any decline in the value of that Fund's Index.

GROWTH INVESTMENT STYLE RISK. Securities of growth companies may experience significant fluctuations in price in response to economic, political, regulatory, company specific, sector or market developments, changes in perceptions or interest rate changes.

MARKET CAPITALIZATION RISK. The Fund normally invests at least 90% of its assets in common stocks that comprise the Index. The securities of companies represented in the Index generally have market capitalizations that are consistent with the name of the Index. For purposes of determining the market capitalization range of such securities, the Fund will use the current range of the Index. However, the Fund will not be forced to sell a stock because the stock has exceeded or fallen below the current market capitalization range of the Index. Because of market movement, there can be no assurance that the securities in the Fund will stay within a given market capitalization range. As a result, the Fund may be exposed to additional risk or may not give investors the opportunity to invest fully in a given market capitalization range.

SMALLER COMPANY RISK. The Fund may invest in mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

ANNUAL TOTAL RETURN

The Fund has not yet operated for a full calendar year and, therefore, performance information is not included in this section of the Prospectus. See "Total Return Information" for performance information regarding the Fund.

-------------------------------------------------------------------------------
               First Trust Mid Cap Growth AlphaDEX(R) Fund - FNY
-------------------------------------------------------------------------------

MANAGEMENT

   INVESTMENT ADVISOR
   First Trust Advisors L.P. ("First Trust")

   PORTFOLIO MANAGERS
   The Fund's portfolio is managed by a team (the "Investment Committee") consisting of: Daniel J. Lindquist, Chairman of the Investment Committee and Senior Vice President of First Trust; Jon C. Erickson, Senior Vice President of First Trust; David G. McGarel, Chief Investment Officer and Senior Vice President of First Trust; Roger F. Testin, Senior Vice President of First Trust; and Stan Ueland, Vice President of First Trust. Each Investment Committee member has served as a part of the portfolio management team of the Fund since inception.

PURCHASE AND SALE OF FUND SHARES

The Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. The Fund's Creation Units are issued and redeemed principally in-kind for securities included in the Fund's portfolio. Individual Shares may only be purchased and sold on NYSE Arca through a broker-dealer. Shares of the Fund will trade on NYSE Arca at market prices rather than NAV, which may cause the Shares to trade at a price greater than NAV (premium) or less than NAV (discount).

TAX INFORMATION

The Fund's distributions are taxable and will generally be taxed as ordinary income or capital gains.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), First Trust and First Trust Portfolios L.P., the Fund's distributor, may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

-------------------------------------------------------------------------------
                               SUMMARY INFORMATION
              First Trust Small Cap Value AlphaDEX(R) Fund
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The First Trust Small Cap Value AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Small Cap Value Index (the "Index").

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses you may pay if you buy and hold Shares of the Fund. Investors purchasing and selling Shares may be subject to costs (including customary brokerage commissions) charged by their broker.

    SHAREHOLDER FEES (fees paid directly from your investment)
    Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)                  None
    ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
      Management Fees                                                                                    0.70%
      Distribution and Service (12b-1) Fees                                                              0.00%
      Other Expenses                                                                                     0.00%
                                                                                                       --------
      Total Annual Fund Operating Expenses                                                               0.70%

   EXAMPLE

   The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.

   The example assumes that you invest $10,000 in the Fund for the time periods indicated and then you retain the Shares or sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels. Additionally, the example assumes that the Fund imposes a 12b-1 fee of 0.25% per annum of the Fund's average daily net assets following November 30, 2013. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR             3 YEARS            5 YEARS           10 YEARS
            $72               $269               $493              $1,135

   PORTFOLIO TURNOVER

   The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 103% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of
1.00 would represent perfect correlation. First Trust will regularly monitor the Fund's tracking accuracy and will seek to maintain an appropriate correlation.

The Index is in the "Defined Index Series," a family of custom enhanced indices developed, maintained and sponsored by S&P Dow Jones Indices LLC ("S&P" or an "Index Provider"). The Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P SmallCap 600(R) Value Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. As of July 31, 2012, the Index was comprised of 269 securities and the market capitalization range represented

-------------------------------------------------------------------------------
               First Trust Small Cap Value AlphaDEX(R) Fund - FYT
-------------------------------------------------------------------------------

in the Index was $80 million to $3.2 billion. The Index is rebalanced and reconstituted as of the last business day of each calendar quarter. Changes to the Index will be effective at the open of trading on the sixth business day of the following month.

PRINCIPAL RISKS

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

MARKET RISK. Market risk is the risk that a particular stock owned by the Fund, Shares of the Fund or stocks in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments. Companies with smaller market capitalizations are generally subject to additional market risk.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. Therefore, the Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Index.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers.

INDEX TRACKING RISK. You should anticipate that the value of Fund Shares will decline, more or less, in correlation with any decline in the value of that Fund's Index.

VALUE INVESTMENT STYLE RISK. Value companies may have experienced adverse business developments or may be subject to special risks that cause their securities to be out of favor, may never reach what may be their full value or may go down in price.

MARKET CAPITALIZATION RISK. The Fund normally invests at least 90% of its assets in common stocks that comprise the Index. The securities of companies represented in the Index generally have market capitalizations that are consistent with the name of the Index. For purposes of determining the market capitalization range of such securities, the Fund will use the current range of the Index. However, the Fund will not be forced to sell a stock because the stock has exceeded or fallen below the current market capitalization range of the Index. Because of market movement, there can be no assurance that the securities in the Fund will stay within a given market capitalization range. As a result, the Fund may be exposed to additional risk or may not give investors the opportunity to invest fully in a given market capitalization range. Because the Fund invests in small capitalization companies, the Fund is more vulnerable to adverse general market or economic developments, may be less liquid, and may experience greater price volatility than larger, more established companies.

SMALLER COMPANY RISK. The Fund invests in small capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

ANNUAL TOTAL RETURN

The Fund has not yet operated for a full calendar year and, therefore, performance information is not included in this section of the Prospectus. See "Total Return Information" for performance information regarding the Fund.

-------------------------------------------------------------------------------
               First Trust Small Cap Value AlphaDEX(R) Fund - FYT
-------------------------------------------------------------------------------

MANAGEMENT

   INVESTMENT ADVISOR
   First Trust Advisors L.P. ("First Trust")

   PORTFOLIO MANAGERS
   The Fund's portfolio is managed by a team (the "Investment Committee") consisting of: Daniel J. Lindquist, Chairman of the Investment Committee and Senior Vice President of First Trust; Jon C. Erickson, Senior Vice President of First Trust; David G. McGarel, Chief Investment Officer and Senior Vice President of First Trust; Roger F. Testin, Senior Vice President of First Trust; and Stan Ueland, Vice President of First Trust. Each Investment Committee member has served as a part of the portfolio management team of the Fund since inception.

PURCHASE AND SALE OF FUND SHARES

The Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. The Fund's Creation Units are issued and redeemed principally in-kind for securities included in the Fund's portfolio. Individual Shares may only be purchased and sold on NYSE Arca through a broker-dealer. Shares of the Fund will trade on NYSE Arca at market prices rather than NAV, which may cause the Shares to trade at a price greater than NAV (premium) or less than NAV (discount).

TAX INFORMATION

The Fund's distributions are taxable and will generally be taxed as ordinary income or capital gains.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), First Trust and First Trust Portfolios L.P., the Fund's distributor, may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

-------------------------------------------------------------------------------
                               SUMMARY INFORMATION
              First Trust Small Cap Growth AlphaDEX(R) Fund
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The First Trust Small Cap Growth AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Small Cap Growth Index (the "Index").

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses you may pay if you buy and hold Shares of the Fund. Investors purchasing and selling Shares may be subject to costs (including customary brokerage commissions) charged by their broker.

    SHAREHOLDER FEES (fees paid directly from your investment)
    Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)                  None
    ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
      Management Fees                                                                                    0.70%
      Distribution and Service (12b-1) Fees                                                              0.00%
      Other Expenses                                                                                     0.00%
                                                                                                       --------
      Total Annual Fund Operating Expenses                                                               0.70%

   EXAMPLE

   The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.

   The example assumes that you invest $10,000 in the Fund for the time periods indicated and then you retain the Shares or sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels. Additionally, the example assumes that the Fund imposes a 12b-1 fee of 0.25% per annum of the Fund's average daily net assets following November 30, 2013. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR             3 YEARS            5 YEARS           10 YEARS
            $72               $269               $493              $1,135

   PORTFOLIO TURNOVER

   The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 162% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of
1.00 would represent perfect correlation. First Trust will regularly monitor the Fund's tracking accuracy and will seek to maintain an appropriate correlation.

The Index is in the "Defined Index Series," a family of custom enhanced indices developed, maintained and sponsored by S&P Dow Jones Indices LLC ("S&P" or an "Index Provider"). The Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P SmallCap 600(R) Growth Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. As of July 31, 2012, the Index

-------------------------------------------------------------------------------
              First Trust Small Cap Growth AlphaDEX(R) Fund - FYC
-------------------------------------------------------------------------------

was comprised of 181 securities and the market capitalization range represented in the Index was $218 million to $3.4 billion. The Index is rebalanced and reconstituted as of the last business day of each calendar quarter. Changes to the Index will be effective at the open of trading on the sixth business day of the following month.

PRINCIPAL RISKS

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

MARKET RISK. Market risk is the risk that a particular stock owned by the Fund, Shares of the Fund or stocks in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments. Companies with smaller market capitalizations are generally subject to additional market risk.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. Therefore, the Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Index.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers.

INDEX TRACKING RISK. You should anticipate that the value of Fund Shares will decline, more or less, in correlation with any decline in the value of that Fund's Index.

GROWTH INVESTMENT STYLE RISK. Securities of growth companies may experience significant fluctuations in price in response to economic, political, regulatory, company specific, sector or market developments, changes in perceptions or interest rate changes.

MARKET CAPITALIZATION RISK. The Fund normally invests at least 90% of its assets in common stocks that comprise the Index. The securities of companies represented in the Index generally have market capitalizations that are consistent with the name of the Index. For purposes of determining the market capitalization range of such securities, the Fund will use the current range of the Index. However, the Fund will not be forced to sell a stock because the stock has exceeded or fallen below the current market capitalization range of the Index. Because of market movement, there can be no assurance that the securities in the Fund will stay within a given market capitalization range. As a result, the Fund may be exposed to additional risk or may not give investors the opportunity to invest fully in a given market capitalization range. Because the Fund invests in small capitalization companies, the Fund is more vulnerable to adverse general market or economic developments, may be less liquid, and may experience greater price volatility than larger, more established companies.

SMALLER COMPANY RISK. The Fund invests in small capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

ANNUAL TOTAL RETURN

The Fund has not yet operated for a full calendar year and, therefore, performance information is not included in this section of the Prospectus. See "Total Return Information" for performance information regarding the Fund.

-------------------------------------------------------------------------------
              First Trust Small Cap Growth AlphaDEX(R) Fund - FYC
-------------------------------------------------------------------------------

MANAGEMENT

   INVESTMENT ADVISOR
   First Trust Advisors L.P. ("First Trust")

   PORTFOLIO MANAGERS
   The Fund's portfolio is managed by a team (the "Investment Committee") consisting of: Daniel J. Lindquist, Chairman of the Investment Committee and Senior Vice President of First Trust; Jon C. Erickson, Senior Vice President of First Trust; David G. McGarel, Chief Investment Officer and Senior Vice President of First Trust; Roger F. Testin, Senior Vice President of First Trust; and Stan Ueland, Vice President of First Trust. Each Investment Committee member has served as a part of the portfolio management team of the Fund since inception.

PURCHASE AND SALE OF FUND SHARES

The Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. The Fund's Creation Units are issued and redeemed principally in-kind for securities included in the Fund's portfolio. Individual Shares may only be purchased and sold on NYSE Arca through a broker-dealer. Shares of the Fund will trade on NYSE Arca at market prices rather than NAV, which may cause the Shares to trade at a price greater than NAV (premium) or less than NAV (discount).

TAX INFORMATION

The Fund's distributions are taxable and will generally be taxed as ordinary income or capital gains.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), First Trust and First Trust Portfolios L.P., the Fund's distributor, may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

-------------------------------------------------------------------------------
                               SUMMARY INFORMATION
                  First Trust Mega Cap AlphaDEX(R) Fund
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The First Trust Mega Cap AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Mega Cap Index (the "Index").

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses you may pay if you buy and hold Shares of the Fund. Investors purchasing and selling Shares may be subject to costs (including customary brokerage commissions) charged by their broker.

    SHAREHOLDER FEES (fees paid directly from your investment)
    Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)                  None
    ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
      Management Fees                                                                                    0.70%
      Distribution and Service (12b-1) Fees                                                              0.00%
      Other Expenses                                                                                     0.00%
                                                                                                       --------
      Total Annual Fund Operating Expenses                                                               0.70%

   EXAMPLE

   The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.

   The example assumes that you invest $10,000 in the Fund for the time periods indicated and then you retain the Shares or sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels. Additionally, the example assumes that the Fund imposes a 12b-1 fee of 0.25% per annum of the Fund's average daily net assets following November 30, 2013. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR             3 YEARS            5 YEARS           10 YEARS
            $72               $269               $493              $1,135

   PORTFOLIO TURNOVER

   The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 164% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of
1.00 would represent perfect correlation. First Trust will regularly monitor the Fund's tracking accuracy and will seek to maintain an appropriate correlation.

The Index is in the "Defined Index Series," a family of custom enhanced indices developed, maintained and sponsored by S&P Dow Jones Indices LLC ("S&P" or an "Index Provider"). The Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P BMI US Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The securities of companies represented in the Index have market capitalizations that are consistent with the name of the Index. As

-------------------------------------------------------------------------------
                  First Trust Mega Cap AlphaDEX(R) Fund - FMK
-------------------------------------------------------------------------------

of July 31, 2012, the Index was comprised of 50 securities and the market capitalization range represented in the index was approximately $30.9 billion to $572.5 billion. The Index is rebalanced and reconstituted as of the last business day of each calendar quarter. Changes to the Index will be effective at the open of trading on the sixth business day of the following month.

PRINCIPAL RISKS

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

MARKET RISK. Market risk is the risk that a particular stock owned by the Fund, Shares of the Fund or stocks in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. Therefore, the Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Index.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers.

INDEX TRACKING RISK. You should anticipate that the value of Fund Shares will decline, more or less, in correlation with any decline in the value of that Fund's Index.

MARKET CAPITALIZATION RISK. The securities of companies represented in the Index have market capitalizations that are consistent with the name of the Index. For purposes of determining the market capitalization range of such securities, the Fund will use the current range of the Index. However, the Fund will not be forced to sell a stock because the stock has exceeded or fallen below the current market capitalization range of the Index. Because of market movement, there can be no assurance that the securities in the Fund will stay within a given market capitalization range. As a result, the Fund may be exposed to additional risk or may not give investors the opportunity to invest fully in a given market capitalization range.

ANNUAL TOTAL RETURN

The Fund has not yet operated for a full calendar year and, therefore, performance information is not included in this section of the Prospectus. See "Total Return Information" for performance information regarding the Fund.

MANAGEMENT

   INVESTMENT ADVISOR
   First Trust Advisors L.P. ("First Trust")

   PORTFOLIO MANAGERS
   The Fund's portfolio is managed by a team (the "Investment Committee") consisting of: Daniel J. Lindquist, Chairman of the Investment Committee and Senior Vice President of First Trust; Jon C. Erickson, Senior Vice President of First Trust; David G. McGarel, Chief Investment Officer and Senior Vice President of First Trust; Roger F. Testin, Senior Vice President of First Trust; and Stan Ueland, Vice President of First Trust. Each Investment Committee member has served as a part of the portfolio management team of the Fund since inception.

-------------------------------------------------------------------------------
                  First Trust Mega Cap AlphaDEX(R) Fund - FMK
-------------------------------------------------------------------------------

PURCHASE AND SALE OF FUND SHARES

The Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. The Fund's Creation Units are issued and redeemed principally in-kind for securities included in the Fund's portfolio. Individual Shares may only be purchased and sold on NYSE Arca through a broker-dealer. Shares of the Fund will trade on NYSE Arca at market prices rather than NAV, which may cause the Shares to trade at a price greater than NAV (premium) or less than NAV (discount).

TAX INFORMATION

The Fund's distributions are taxable and will generally be taxed as ordinary income or capital gains.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), First Trust and First Trust Portfolios L.P., the Fund's distributor, may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

                             INVESTMENT STRATEGIES

Each Fund is a series of the Trust, an investment company and an exchange-traded "index fund." The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before each Fund's fees and expenses) of such Fund's corresponding equity index (each Fund's corresponding equity index is referred to herein as an "Index," and together, as the "Indices;" the provider of each Fund's Index is referred to herein as an "Index Provider" and together, as the "Index Providers"). Each Fund will normally invest at least 90% of its net assets in common stocks that comprise its Index. Each Fund's investment objective, the 90% investment strategy and each of the policies described herein are non-fundamental policies that may be changed by the Board of Trustees of the Trust (the "Board") without shareholder approval. As non-fundamental policies, each Fund's investment objective and the 90% investment strategy require 60 days' prior written notice to shareholders before they can be changed. Certain fundamental policies of the Funds are set forth in the Statement of Additional Information ("SAI") under "Investment Objectives and Policies."

In seeking to achieve each Fund's investment objective, the Fund generally will invest in all of the securities comprising its Index, in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, a Fund may purchase a sample of stocks in its Index. There may also be instances in which First Trust may choose to overweight certain stocks in the applicable Index, purchase securities not in the Index which First Trust believes are appropriate to substitute for certain securities in the Index, use futures or derivative instruments, or utilize various combinations of the above techniques in seeking to track the Index. A Fund may sell stocks that are represented in its Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index.

DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the policies and procedures with respect to the disclosure of each Fund's portfolio securities is included in the Funds' SAI and on the Funds' website at www.ftportfolios.com.

SECURITIES LENDING

Currently, the First Trust Consumer Discretionary AlphaDEX(R) Fund, First Trust Energy AlphaDEX(R) Fund, First Trust Mid Cap Core AlphaDEX(R) Fund and First Trust Small Cap Core AlphaDEX(R) Fund expect to lend securities representing up to 20% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. In the future, the remaining Funds may also engage in this practice. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities.

                   ADDITIONAL RISKS OF INVESTING IN THE FUNDS

Risk is inherent in all investing. Investing in a Fund involves risk, including the risk that you may lose all or part of your investment. There can be no assurance that a Fund will meet its stated objective. Before you invest, you should consider the following risks in addition to the Principal Risks set forth above in this prospectus.

INTELLECTUAL PROPERTY RISK. Each Fund relies on a license and related sublicense that permits the Fund to use its Index and associated trade names, trademarks and service marks (the "Intellectual Property") in connection with the name and investment strategies of the Fund. Such license and related sublicense may be terminated by the Index Provider, and, as a result, the Fund may lose its ability to use the Intellectual Property. There is also no guarantee that the Index Provider has all rights to license the Intellectual Property to First Trust Portfolios L.P. ("FTP"), 120 East Liberty Drive, Wheaton, Illinois 60187, on behalf of First Trust and the Fund. Accordingly, in the event the license is terminated or the Index Provider does not have rights to license the Intellectual Property, it may have a significant effect on the operation of the Fund.

EXPENSE REIMBURSEMENT AND RECOUPMENT RISK. For certain Funds, the Advisor has entered into an agreement with the Trust in which the Advisor has agreed to waive certain fees and/or reimburse such Funds for expenses exceeding an agreed upon amount. This agreement may be terminated by the Trust on behalf of a Fund at any time and by First Trust only after November 30, 2013 upon 60 days' written notice. The Advisor is also entitled to recoup from the applicable Funds any waived or reimbursed amounts pursuant to the agreement for a period of up to three years from the date of waiver or reimbursement. Any such recoupment or modification or termination of the agreement could negatively affect the applicable Fund's returns.

MARKET MAKER RISK. Certain of the Funds, especially those with lower average daily trading volumes, may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between a Fund's NAV and the price at which such Fund's Shares are trading on the Exchange. This could result in a decrease in value of a Fund's Shares.

ISSUER SPECIFIC CHANGES RISK. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

CONCENTRATION RISK. A Fund will be concentrated in the securities of an individual industry if the Fund's corresponding Index is concentrated in an individual industry. A concentration makes the Fund more susceptible to any single occurrence affecting the industry and may subject the Fund to greater market risk than more diversified funds.

PASSIVE INVESTMENT RISK. No Fund is actively managed. A Fund may be affected by a general decline in certain market segments relating to its Index. A Fund invests in securities included in or representative of its Index regardless of their investment merit. A Fund generally will not attempt to take defensive positions in declining markets.

INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of a Fund's assets can decline as can the value of a Fund's distributions. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

SMALLER COMPANY RISK. Certain Funds invest in small and/or mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

SECURITIES LENDING RISK. Certain Funds may lend securities representing up to 20% of the value of their total assets to broker-dealers, banks, and other institutions to generate additional income. Under these Funds' securities lending agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to meet its obligations to the borrower.

When a dividend is paid on a security that is out on loan, the borrower receives the dividend and in turn makes a payment of the same amount to the Fund. Dividends, if they constitute "qualified dividends," are taxable at the same rate as long-term capital gains. These payments made by borrowers, however, are not qualified dividends, and are taxable at higher ordinary income rates. As a result, some of the distributions received by shareholders who hold Fund Shares in taxable accounts may be subject to taxation at a higher rate than if the Fund had not loaned its portfolio securities.

TRADING ISSUES

Although Shares of each Fund are listed for trading on NYSE Arca, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on NYSE Arca may be halted due to market conditions or for reasons that, in the view of NYSE Arca, make trading in Shares inadvisable. In addition, trading in Shares on NYSE Arca is subject to trading halts caused by extraordinary market volatility pursuant to NYSE Arca "circuit breaker" rules. There can be no assurance that the requirements of NYSE Arca necessary to maintain the listing of the Funds will continue to be met or will remain unchanged. Due to the small asset size of some of the Funds, these Funds are more likely to have difficulty maintaining their listing on NYSE Arca.

FLUCTUATION OF NET ASSET VALUE

The NAV of Shares of each Fund will generally fluctuate with changes in the market value of such Fund's holdings. The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for Shares on NYSE Arca. First Trust cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the stocks of the Funds trading individually or in the aggregate at any point in time. However, given that Shares can be purchased and redeemed in Creation Units (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), First Trust believes that large discounts or premiums to the NAV of Shares should not be sustained.

NON-U.S. INVESTMENT

The Funds may invest in non-U.S. securities publicly traded in the United States. Securities issued by non-U.S. companies present risks beyond those of securities of U.S. issuers. Risks of investing in non-U.S. securities include: different accounting standards; expropriation, nationalization or other adverse political or economic developments; currency devaluation, blockages or transfer restrictions; changes in non-U.S. currency exchange rates; taxes; restrictions on non-U.S. investments and exchange of securities; and less government supervision and regulation of issuers in non-U.S. countries. Prices of non-U.S. securities also may be more volatile.

                               FUND ORGANIZATION

Each Fund is a series of the Trust, an investment company registered under the 1940 Act. Each Fund is treated as a separate fund with its own investment objective and policies. The Trust is organized as a Massachusetts business trust. Its Board is responsible for the overall management and direction of the Trust. The Board elects the Trust's officers and approves all significant agreements, including those with the investment advisor, custodian and fund administrative and accounting agent.

                            MANAGEMENT OF THE FUNDS

First Trust Advisors L.P. ("First Trust" or the "Advisor"), 120 East Liberty Drive, Wheaton, Illinois 60187, is the investment advisor to the Funds. In this capacity, First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio and certain other services necessary for the management of the portfolios.

First Trust is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. Grace Partners of DuPage L.P. is a limited partnership with one general partner, The Charger Corporation, and a number of limited partners. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, the Chief Executive Officer of the Advisor. First Trust discharges its responsibilities subject to the policies of the Board.

First Trust serves as advisor or sub-advisor to 16 mutual fund portfolios, 6 exchange-traded funds consisting of 73 series and 13 closed-end funds and is also the portfolio supervisor of certain unit investment trusts sponsored by FTP. FTP specializes in the underwriting, trading and distribution of unit investment trusts and other securities. FTP is the principal underwriter of the Shares of each Fund.

There is no one individual primarily responsible for portfolio management decisions for the Funds. Investments are made under the direction of the Investment Committee. The Investment Committee consists of Daniel J. Lindquist, Jon C. Erickson, David G. McGarel, Roger F. Testin and Stan Ueland. Mr. Lindquist is Chairman of the Investment Committee and presides over Investment Committee meetings. Mr. Lindquist is responsible for overseeing the implementation of each Fund's investment strategy. Mr. Lindquist joined First Trust as a Vice President in April 2004 and has been a Senior Vice President of First Trust and FTP since September 2005. Mr. Erickson is a Senior Vice President of First Trust and FTP. As the head of First Trust's Equity Research Group, Mr. Erickson is responsible for determining the securities to be purchased and sold by funds that do not utilize quantitative investment strategies. Mr. McGarel is the Chief Investment Officer and a Senior Vice President of First Trust and FTP. As First Trust's Chief Investment Officer, Mr. McGarel consults with the other members of the Investment Committee on market conditions and First Trust's general investment philosophy. Mr. Testin is a Senior Vice President of First Trust and FTP. Mr. Testin is the head of First Trust's Portfolio Management Group. Mr. Ueland has been a Vice President of First Trust and FTP since August 2005. At First Trust, he plays an important role in executing the investment strategies of each portfolio of exchange-traded funds advised by First Trust. Before joining First Trust, Mr. Ueland was a Vice President at BondWave LLC from May 2004 through August 2005. For additional information concerning First Trust, including a description of the services provided to the Funds, see the Funds' SAI. In addition, the SAI provides additional information about the compensation of Investment Committee members, other accounts managed by members of the Investment Committee and ownership by members of the Investment Committee of Shares of the Funds.

For First Trust Mid Cap Value AlphaDEX(R) Fund, First Trust Mid Cap Growth AlphaDEX(R) Fund, First Trust Small Cap Value AlphaDEX(R) Fund, First Trust Small Cap Growth AlphaDEX(R) Fund and First Trust Mega Cap AlphaDEX(R) Fund (such Funds, the "Unitary Fee Funds"), First Trust is paid an annual unitary management fee of 0.70% of such Fund's average daily net assets and is responsible for the expenses of such Fund including the cost of transfer agency, custody, fund administration, legal, audit and other services, and excluding distribution fees, if any, brokerage expense, taxes, interest, and other extraordinary expenses.

For First Trust Consumer Discretionary AlphaDEX(R) Fund, First Trust Consumer Staples AlphaDEX(R) Fund, First Trust Energy AlphaDEX(R) Fund, First Trust Financials AlphaDEX(R) Fund, First Trust Health Care AlphaDEX(R) Fund, First Trust Industrials/Producer Durables AlphaDEX(R) Fund, First Trust Materials AlphaDEX(R) Fund, First Trust Technology AlphaDEX(R) Fund and First Trust Utilities AlphaDEX(R) Fund, First Trust Large Cap Core AlphaDEX(R) Fund, First Trust Mid Cap Core AlphaDEX(R) Fund, First Trust Small Cap Core AlphaDEX(R) Fund, First Trust Large Cap Value AlphaDEX(R) Fund, First Trust Large Cap Growth AlphaDEX(R) Fund, First Trust Multi Cap Value AlphaDEX(R) Fund and First Trust Multi Cap Growth AlphaDEX(R) Fund (such Funds, the "Expense Cap Funds"), First Trust is paid an annual management fee of 0.50% of such Fund's average daily net assets. For such Funds, the Trust and First Trust have entered into an Expense


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


Reimbursement, Fee Waiver and Recovery Agreement ("Recovery Agreement") in which the Advisor has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of each such Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) exceed 0.70% of average daily net assets per year (the "Expense Cap") at least through November 30, 2013. Each Expense Cap Fund is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses related to the execution of portfolio transactions, paying for its sublicensing fees related to the Fund's Index, any distribution fees or expenses, and extraordinary expenses. First Trust has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the annual operating expenses of each such Expense Cap Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding the Expense Cap listed above, at least until the Expense Cap Termination Date listed above. Expenses borne and fees waived by First Trust are subject to reimbursement by each Fund up to three years from the date the fee or expense was incurred by the Fund, but no reimbursement payment will be made by a Fund at any time if it would result in such Fund's expenses exceeding its Expense Cap.

The table below sets forth the annual management fee that First Trust may receive from each Fund. The table also shows the amounts paid by the Funds to First Trust for the fiscal year ended July 31, 2012 (net of expense reimbursements) as a percentage of average daily net assets. A discussion regarding the Board's approval of the continuation of the Investment Management Agreement for the AlphaDEX(R) Sector Funds is available in the Funds' Annual Report to Shareholders for the year ended July 31, 2012. A discussion regarding the Board's approval of the continuation of the Investment Management Agreement for the First Trust Large Cap Core AlphaDEX(R) Fund, the First Trust Mid Cap Core AlphaDEX(R) Fund, the First Trust Small Cap Core AlphaDEX(R) Fund, the First Trust Large Cap Value AlphaDEX(R) Fund, the First Trust Large Cap Growth AlphaDEX(R) Fund, the First Trust Multi Cap Value AlphaDEX(R) Fund and the First Trust Multi Cap Growth AlphaDEX(R) Fund is available in the Funds' Annual Report to Shareholders for the year ended July 31, 2012. A discussion regarding the Board's approval of the Investment Management Agreement for the First Trust Mid Cap Value AlphaDEX(R) Fund, the First Trust Mid Cap Growth AlphaDEX(R) Fund, the First Trust Small Cap Value AlphaDEX(R) Fund, the First Trust Small Cap Growth AlphaDEX(R) Fund and the First Trust Mega Cap AlphaDEX(R) Fund is available in the Funds' July 31, 2011 Annual Report to Shareholders.

The Unitary Fee Funds do not have an Expense Cap (as defined above) and are not a party to the Recovery Agreement.

                                                                                                                   MANAGEMENT FEE
                                                              ANNUAL            ANNUAL                            PAID FOR THE YEAR
                                                          MANAGEMENT FEE      EXPENSE CAP         EXPENSE CAP       ENDED 7/31/12
                                                          (% OF AVERAGE      (% OF AVERAGE        TERMINATION       (% OF AVERAGE
FUND                                                     DAILY NET ASSETS)  DAILY NET ASSETS)        DATE         DAILY NET ASSETS)
First Trust Consumer Discretionary AlphaDEX(R) Fund            0.50%             0.70%         November 30, 2013        0.48%
First Trust Consumer Staples AlphaDEX(R) Fund                  0.50%             0.70%         November 30, 2013        0.46%
First Trust Energy AlphaDEX(R) Fund                            0.50%             0.70%         November 30, 2013        0.44%
First Trust Financials AlphaDEX(R) Fund                        0.50%             0.70%         November 30, 2013        0.46%
First Trust Health Care AlphaDEX(R) Fund                       0.50%             0.70%         November 30, 2013        0.47%
First Trust Industrials/Producer Durables
AlphaDEX(R) Fund                                               0.50%             0.70%         November 30, 2013        0.42%
First Trust Materials AlphaDEX(R) Fund                         0.50%             0.70%         November 30, 2013        0.47%
First Trust Technology AlphaDEX(R) Fund                        0.50%             0.70%         November 30, 2013        0.46%
First Trust Utilities AlphaDEX(R) Fund                         0.50%             0.70%         November 30, 2013        0.48%
First Trust Large Cap Core AlphaDEX(R) Fund                    0.50%             0.70%         November 30, 2013        0.50%
First Trust Mid Cap Core AlphaDEX(R) Fund                      0.50%             0.70%         November 30, 2013        0.50%
First Trust Small Cap Core AlphaDEX(R) Fund                    0.50%             0.70%         November 30, 2013        0.50%
First Trust Large Cap Value AlphaDEX(R) Fund                   0.50%             0.70%         November 30, 2013        0.50%
First Trust Large Cap Growth AlphaDEX(R) Fund                  0.50%             0.70%         November 30, 2013        0.50%
First Trust Multi Cap Value AlphaDEX(R) Fund                   0.50%             0.70%         November 30, 2013        0.40%
First Trust Multi Cap Growth AlphaDEX(R) Fund                  0.50%             0.70%         November 30, 2013        0.35%
First Trust Mid Cap Value AlphaDEX(R) Fund                     0.70%              N/A                 N/A               0.70%
First Trust Mid Cap Growth AlphaDEX(R) Fund                    0.70%              N/A                 N/A               0.70%
First Trust Small Cap Value AlphaDEX(R) Fund                   0.70%              N/A                 N/A               0.70%
First Trust Small Cap Growth AlphaDEX(R) Fund                  0.70%              N/A                 N/A               0.70%
First Trust Mega Cap AlphaDEX(R) Fund                          0.70%              N/A                 N/A               0.70%


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


                           HOW TO BUY AND SELL SHARES

Most investors will buy and sell Shares of the Funds in secondary market transactions through brokers. Shares of the Funds are listed for trading on the secondary market on NYSE Arca. Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment when buying Shares on NYSE Arca. Although Shares are generally purchased and sold in "round lots" of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller "odd lots," at no per-Share price differential. When buying or selling Shares through a broker, investors should expect to incur customary brokerage commissions, investors may receive less than the NAV of the Shares, and investors may pay some or all of the spread between the bid and the offer price in the secondary market on each leg of a round trip (purchase and sale) transaction. Share prices are reported in dollars and cents per Share.

For purposes of the 1940 Act, each Fund is treated as a registered investment company, and the acquisition of Shares by other registered investment companies is subject to the restrictions of Section 12(d)(1) of the 1940 Act. The Trust, on behalf of the Funds, has received an exemptive order from the Securities and Exchange Commission that permits certain registered investment companies to invest in a Fund beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions, including that any such investment companies enter into agreements with a Fund regarding the terms of any investment. The Funds will not invest in securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.

BOOK ENTRY

Shares are held in book-entry form, which means that no Share certificates are issued. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding Shares of the Funds and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of Share certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book-entry or "street name" form.

SHARE TRADING PRICES

The trading prices of Shares of a Fund on NYSE Arca may differ from such Fund's daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors.

NYSE Arca intends to disseminate the approximate value of Shares of the Funds every 15 seconds. This approximate value should not be viewed as a "real-time" update of the NAV per Share of the Funds because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value of Shares of the Funds and the Funds do not make any warranty as to its accuracy.

FREQUENT PURCHASES AND REDEMPTIONS OF THE FUNDS' SHARES

The Funds impose no restrictions on the frequency of purchases and redemptions ("market timing"). In determining not to approve a written, established policy, the Board evaluated the risks of market timing activities by the Funds' shareholders. The Board considered that, unlike traditional mutual funds, each Fund issues and redeems its Shares at NAV per Share generally for a basket of securities intended to mirror such Fund's portfolio, plus a small amount of cash, and the Shares may be purchased and sold on NYSE Arca at prevailing market prices. The Board noted that a Fund's Shares can only be purchased and redeemed directly from the Fund in Creation Units by broker-dealers and large institutional investors that have entered into participation agreements, (i.e., authorized participants ("APs")), and that the vast majority of trading in Shares occurs on the secondary market. Because the secondary market trades do not involve a Fund directly, it is unlikely those trades would cause many of the harmful effects of market timing, including: dilution, disruption of portfolio management, increases in a Fund's trading costs and the realization of capital gains. With respect to trades directly with a Fund, to the extent effected in-kind (i.e., for securities), those trades do not cause any of the harmful effects (as noted above) that may result from frequent cash trades. To the extent trades are effected in whole or in part in cash, the Board noted that those trades could result in dilution to a Fund and increased transaction costs, which could negatively impact a Fund's ability to achieve its investment objective. However, the Board noted that direct trading by APs is critical to ensuring that the Shares trade at or close to NAV. The Funds also employ fair valuation pricing to minimize potential dilution from market timing. The Funds


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


impose transaction fees on in-kind purchases and redemptions of Shares to cover the custodial and other costs incurred by the Funds in executing in-kind trades, and with respect to the redemption fees, these fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that a Fund's trading costs increase in those circumstances. Given this structure, the Board determined that it is not necessary to adopt policies and procedures to detect and deter market timing of the Funds' Shares.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends from net investment income, if any, are declared and paid quarterly by each Fund. Each Fund distributes its net realized capital gains, if any, to shareholders at least annually.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available. Such Shares will generally be reinvested by the broker based upon the market price of those Shares and investors may be subject to customary brokerage commissions charged by the broker.

                              FEDERAL TAX MATTERS

This section summarizes some of the main U.S. federal income tax consequences of owning Shares of the Funds. This section is current as of the date of this Prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or non-U.S. tax consequences.

This federal income tax summary is based in part on the advice of counsel to the Funds. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, counsel to the Funds was not asked to review, and has not reached a conclusion with respect to, the federal income tax treatment of the assets to be included in the Funds. This may not be sufficient for you to use for the purpose of avoiding penalties under federal tax law.

As with any investment, you should seek advice based on your individual circumstances from your own tax advisor.

FUND STATUS

Each Fund intends to continue to qualify as a "regulated investment company" under the federal tax laws. If a Fund qualifies as a regulated investment company and distributes its income as required by the tax law, the Fund generally will not pay federal income taxes.

DISTRIBUTIONS

The Funds' distributions are generally taxable. After the end of each year, you will receive a tax statement that separates the distributions of a Fund into two categories, ordinary income distributions and capital gains dividends. Ordinary income distributions are generally taxed at your ordinary tax rate, however, as further discussed below, certain ordinary income distributions received from the Fund may be taxed at the capital gains tax rates. Generally, you will treat all capital gain dividends as long-term capital gains regardless of how long you have owned your Shares. To determine your actual tax liability for your capital gains dividends, you must calculate your total net capital gain or loss for the tax year after considering all of your other taxable transactions, as described below. In addition, the Fund may make distributions that represent a return of capital for tax purposes and thus will generally not be taxable to you. The tax status of your distributions from a Fund is not affected by whether you reinvest your distributions in additional Shares or receive them in cash. The income from a Fund that you must take into account for federal income tax purposes is not reduced by amounts used to pay a deferred sales fee, if any. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year.

Under the "Health Care and Education Reconciliation Act of 2010," income from the Trust may also be subject to a new 3.8% "Medicare tax" imposed for taxable years beginning after 2012. This tax will generally apply to your net investment income if your adjusted gross income exceeds certain threshold amounts, which are $250,000 in the case of married couples filing joint returns and $200,000 in the case of single individuals.

DIVIDENDS RECEIVED DEDUCTION

A corporation that owns Shares generally will not be entitled to the dividends received deduction with respect to many dividends received from the Fund because the dividends received deduction is generally not available for distributions from regulated investment companies. However, certain ordinary income dividends on Shares that are attributable to qualifying dividends received by the Funds from certain corporations may be reported by the Funds as being eligible for the dividends received deduction.

CAPITAL GAINS AND LOSSES AND CERTAIN ORDINARY INCOME DIVIDENDS

If you are an individual, the maximum marginal federal tax rate for net capital gain is generally 15% (generally 0% for certain taxpayers in the 10% and 15% tax brackets). These capital gain rates are generally effective for taxable years beginning before January 1, 2013. For later periods, if you are an individual, the maximum marginal federal tax rate for net capital gain is generally 20% (10% for certain taxpayers in the 10% and 15% tax brackets). The 20% rate is reduced to 18% for net capital gains from most property acquired after December 31, 2000 with a holding period of more than five years, and the 10% rate is reduced to 8% for net capital gains from most property (regardless of when acquired) with a holding period of more than five years.

Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Shares to determine your holding period. However, if you receive a capital gain dividend from a Fund and sell your Shares at a loss after holding it for six months or less, the loss will be recharacterized as long-term capital loss to the extent of the capital gain dividend received. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Code treats certain capital gains as ordinary income in special situations.

Ordinary income dividends received by an individual shareholder from a regulated investment company such as the Funds are generally taxed at the same rates that apply to net capital gain (as discussed above), provided certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by the Funds themselves. These special rules relating to the taxation of ordinary income dividends from regulated investment companies generally apply to taxable years beginning before January 1, 2013. The Funds will provide notice to its shareholders of the amount of any distribution which may be taken into account as a dividend which is eligible for the capital gains tax rates.

SALE OF SHARES

If you sell your Shares, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in your Shares from the amount you receive in the transaction. Your tax basis in your Shares is generally equal to the cost of your Shares, generally including sales charges. In some cases, however, you may have to adjust your tax basis after you purchase your Shares.

TAXES ON PURCHASE AND REDEMPTION OF CREATION UNITS

If you exchange equity securities for Creation Units you will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and your aggregate basis in the securities surrendered and the cash component paid. If you exchange Creation Units for equity securities, you will generally recognize a gain or loss equal to the difference between your basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units or Creation Units for securities cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position.

DEDUCTIBILITY OF FUND EXPENSES

Expenses incurred and deducted by the Funds will generally not be treated as income taxable to you. In some cases, however, you may be required to treat your portion of these Fund expenses as income. In these cases you may be able to take a deduction for these expenses. However, certain miscellaneous itemized deductions, such as investment expenses, may be deducted by individuals only to the extent that all of these deductions exceed 2% of the individual's adjusted gross income.

NON-U.S. TAX CREDIT

Because the Funds may invest in non-U.S. securities, the tax statement that you receive may include an item showing non-U.S. taxes a Fund paid to other countries. In this case, dividends taxed to you will include your share of the taxes such Fund paid to other countries. You may be able to deduct or receive a tax credit for your share of these taxes.

NON-U.S. INVESTORS

If you are a non-U.S. investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you should be aware that, generally, subject to applicable tax treaties, distributions from a Fund will be characterized as dividends for federal income tax purposes (other than dividends which a Fund reports as capital gain dividends) and will be subject to U.S. federal income taxes, including withholding taxes, subject to certain exceptions described below. However, distributions received by a non-U.S. investor from a Fund that are properly reported by a Fund as capital gain dividends may not be subject to U.S. federal income taxes, including withholding taxes, provided that a Fund makes certain elections and certain other conditions are met. Distributions in respect of Shares after December 31, 2013 may be subject to a U.S. withholding tax of 30% in the case of distributions to (i) certain non-U.S. financial institutions that have not entered into an agreement with the U.S. Treasury to collect and disclose certain information and (ii) certain other non-U.S. entities that do not provide certain certifications and information about the entity's U.S. owners. Dispositions of Units by such persons may be subject to such withholding after December 31, 2016.

INVESTMENTS IN CERTAIN NON-U.S. CORPORATIONS

If the Fund holds an equity interest in any PFICs, which are generally certain non-U.S. corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gains) or that hold at least 50% of their assets in investments producing such passive income, the Fund could be subject to U.S. federal income tax and additional interest charges on gains and certain distributions with respect to those equity interests, even if all the income or gain is timely distributed to its shareholders. The Fund will not be able to pass through to its shareholders any credit or deduction for such taxes. The Fund may be able to make an election that could ameliorate these adverse tax consequences. In this case, the Fund would recognize as ordinary income any increase in the value of such PFIC shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under this election, the Fund might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the distribution requirement and would be taken into account for purposes of the 4% excise tax. Dividends paid by PFICs will not be treated as qualified dividend income.

                               DISTRIBUTION PLAN

FTP serves as the distributor of Creation Units for the Funds on an agency basis. FTP does not maintain a secondary market in Shares.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse FTP for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are APs for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

The Funds do not currently pay 12b-1 fees, and pursuant to a contractual arrangement, the Funds will not pay 12b-1 fees any time before November 30, 2013. However, in the event 12b-1 fees are charged in the future, because these fees are paid out of the Funds' assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

                                NET ASSET VALUE

Each Fund's NAV is determined as of the close of trading (normally 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open for business. NAV is calculated for a Fund by taking the market price of the Fund's total assets, including interest or dividends accrued but not yet collected, less all liabilities, and dividing such amount by the total number of Shares outstanding. The result, rounded to the nearest cent, is the NAV per Share. All valuations are subject to review by the Board or its delegate.

Each Fund's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Trust's Board of Trustees and in accordance with the 1940 Act. Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC ("NASDAQ(R)") and the London Stock Exchange Alternative Investment Market ("AIM") are valued at the last sale price on the business day as of which such value is being determined. Securities listed on the NASDAQ(R) or the AIM are valued at the official closing price on the business day as of which such value is being determined. If there has been no sale on such day, or no official closing price in the case of securities traded on the NASDAQ(R) or the AIM, the securities are valued at the mean of the most recent bid and asked prices on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ(R) and the AIM, are valued at the closing bid prices. Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board or its delegate at fair value. The use of fair value pricing by a Fund is governed by valuation procedures adopted by the Board and in accordance with the provisions of the 1940 Act. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the "Securities Act")) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by a Fund generally results in the prices used by a Fund that may differ from the current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities. See the SAI for details.

Valuing a Fund's securities using fair value pricing will result in using prices for those securities that may differ from current market quotations or official closing prices on the applicable exchange. Use of fair value prices and certain current market quotations or official closing prices could result in a difference between the prices used to calculate a Fund's NAV and the prices used by its Index, which, in turn, could result in a difference between such Fund's performance and the performance of its Index.

Because foreign securities exchanges may be open on different days than the days during which an investor may purchase or sell Shares of the Fund, the value of the Fund's securities may change on days when investors are not able to purchase or sell Shares of the Fund.

The value of securities denominated in foreign currencies is converted into U.S. dollars at the exchange rates in effect at the time of valuation. Any use of a different rate from the rates used by the Index may adversely affect the Fund's ability to track the Index.

                             FUND SERVICE PROVIDERS

The Bank of New York Mellon Corporation is the administrator, custodian and fund accounting and transfer agent for the Funds. Chapman and Cutler LLP, 111 West Monroe Street, Chicago, Illinois 60603, serves as legal counsel to the Funds.

                                INDEX PROVIDERS

Each equity index in the StrataQuant(R) Series that each applicable AlphaDEX(R) Sector Fund seeks to track is compiled by NYSE Euronext. NYSE Euronext is not affiliated with the AlphaDEX(R) Sector Funds, First Trust or FTP. The AlphaDEX(R) Sector Funds are entitled to use each equity index in the StrataQuant(R) Series pursuant to sublicensing arrangements by and among each applicable AlphaDEX(R) Sector Fund, NYSE Group, First Trust and FTP, which in turn has a licensing agreement with NYSE Group. NYSE Euronext, or its agent, also serves as the index calculation agent for each equity index in the StrataQuant(R) Series. The index calculation agent will calculate and disseminate the values of such Indices at least once every 15 seconds.

Each equity index in the Defined Index Series that each applicable AlphaDEX(R) Style Fund seeks to track is compiled by S&P. S&P is not affiliated with the AlphaDEX(R) Style Funds, First Trust or FTP. The AlphaDEX(R) Style Funds are entitled to use each equity index in the Defined Index Series pursuant to sublicensing arrangements by and among each applicable AlphaDEX(R) Style Fund, S&P, First Trust and FTP, which in turn has a licensing agreement with S&P. S&P, or its agent, also serves as the index calculation agent for each equity index in the Defined Index Series. The index calculation agent will calculate and disseminate the values of such Indices at least once every 15 seconds.

                                  DISCLAIMERS

First Trust does not guarantee the accuracy and/or the completeness of the Indices or any data included therein, and First Trust shall have no liability for any errors, omissions or interruptions therein. First Trust makes no warranty, express or implied, as to results to be obtained by the Funds, owners of the Shares of the Funds or any other person or entity from the use of the Indices or any data included therein. First Trust makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Indices or any data included therein. Without limiting any of the foregoing, in no event shall First Trust have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Indices, even if notified of the possibility of such damages.

"AlphaDEX(R)" is a registered trademark of FTP. The Funds and First Trust on behalf of the Funds have been granted the right by FTP to use the name "AlphaDEX(R)" for certain purposes.


ALPHADEX(R) SECTOR FUNDS

Each of the StrataQuant(R) Series Indices is a registered trademark of NYSE Euronext and is licensed for use by FTP. FTP sublicenses the StrataQuant(R) Series Indices to the AlphaDEX(R) Sector Funds and to First Trust. The AlphaDEX(R) Sector Funds are not sponsored, endorsed, sold or promoted by NYSE Euronext. NYSE Euronext makes no representation or warranty, express or implied, to the owners of the AlphaDEX(R) Sector Funds or any member of the public regarding the advisability of investing in securities generally or the AlphaDEX(R) Sector Funds particularly or as to the result to be obtained by any person from the use of the StrataQuant(R) Series in connection with the trading of the AlphaDEX(R) Sector Funds.

FTP has licensed to NYSE Group, free of charge, the right to use certain intellectual property owned by FTP, including the AlphaDEX(R) trademark and the AlphaDEX(R) stock selection method, in connection with the creation of the StrataQuant(R) Series Indices. FTP has received a patent on the AlphaDEX(R) stock selection method from the United States Patent and Trademark Office.

Notwithstanding such license, NYSE Euronext (following the acquisition of AMEX by NYSE Euronext) is solely responsible for the creation, compilation and administration of the StrataQuant(R) Series Indices and has the exclusive right to determine the stocks included in the Indices and the Indices' methodologies.

The AlphaDEX(R) Sector Funds are not sponsored, endorsed, sold or promoted by Frank Russell Company ("Underlying Index Provider") or by the Index Provider. Neither Underlying Index Provider nor Index Provider makes any representation or warranty, express or implied, to the owners of the AlphaDEX(R) Sector Funds or any member of the public regarding the advisability of investing in securities generally or in the AlphaDEX(R) Sector Funds particularly or the ability of any of the StrataQuant(R) Series to track general stock market performance or a segment of the same. Index Provider's publication of the StrataQuant(R) Series in no way suggests or implies an opinion by Underlying Index Provider or by Index Provider as to the advisability of investment in any or all of the securities upon which the StrataQuant(R) Series is based. Index Provider's only relationship to FTP is the licensing of certain trademarks and trade names of Index Provider and of the StrataQuant(R) Series which is determined, composed and calculated by Index Provider without regard to FTP, First Trust or the AlphaDEX(R) Sector Funds. Underlying Index Provider and Index Provider are not responsible for and have not reviewed the AlphaDEX(R) Sector Funds nor any associated literature or publications and make no representation or warranty express or implied as to their accuracy or completeness, or otherwise. Underlying Index Provider reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the StrataQuant(R) Series. Underlying Index Provider and Index Provider have no obligation or liability in connection with the administration, marketing or trading of the AlphaDEX(R) Sector Funds.

INDEX PROVIDER DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF ANY OF THE STRATAQUANT(R) SERIES OR ANY DATA INCLUDED THEREIN. INDEX PROVIDER SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. INDEX PROVIDER MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FTP, FIRST TRUST, INVESTORS, OWNERS OF THE ALPHADEX(R) SECTOR FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE STRATAQUANT(R) SERIES OR ANY DATA INCLUDED THEREIN. INDEX PROVIDER MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE STRATAQUANT(R) SERIES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL INDEX PROVIDER HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

ALPHADEX(R) STYLE FUNDS

FTP has licensed to S&P, free of charge, the right to use certain intellectual property owned by FTP, including the AlphaDEX(R) trademark and the AlphaDEX(R) stock selection method, in connection with the S&P's creation of the Defined Index Series. FTP has received a patent on the AlphaDEX(R) stock selection method from the United States Patent and Trademark Office.

Notwithstanding such license, S&P is solely responsible for the creation, compilation and administration of the Defined Index Series and has the exclusive right to determine the stocks included in the Indices and the Indices' methodologies.

Standard & Poor's, S&P, S&P 500(R), S&P MidCap 400(R), S&P SmallCap 600(R), and S&P Composite 1500(R) are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). The trademarks have been licensed to S&P Dow Jones Indices LLC and have been sublicensed for use for certain purposes by FTP. The "Defined Index Series" is a product of S&P Dow Jones Indices LLC, and has been licensed for use by FTP. The AlphaDEX(R) Style Funds are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or any of their respective affiliates (collectively, "S&P Dow Jones Indices"). S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the AlphaDEX(R) Style Funds or any member of the public regarding the advisability of investing in securities generally or in the AlphaDEX(R) Style Funds particularly or the ability of any of the Defined Index Series to track general market performance. S&P Dow Jones Indices only relationship to FTP with respect to the Defined Index Series is the licensing of the Indices and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices. The Defined Index Series is determined, composed and calculated by S&P Dow Jones Indices without regard to FTP or the AlphaDEX(R) Style Funds. S&P Dow Jones Indices has no obligation to take the needs of FTP or the owners of the AlphaDEX(R) Style Funds into consideration in determining, composing or calculating the Defined Index Series. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the share prices, and amount of share of the AlphaDEX(R) Style Funds or the timing of the issuance or sale of share of the AlphaDEX(R) Style Funds or in the determination or calculation of the equation by which the AlphaDEX(R) Style Funds are to be issued. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the AlphaDEX(R) Style Funds. There is no assurance that investment products based on the Defined Index Series will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE DEFINED INDEX SERIES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY FTP, OWNERS OF THE ALPHADEX(R) STYLE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DEFINED INDEX SERIES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBLITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND FTP, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

                               INDEX INFORMATION

FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND

INDEX CONSTRUCTION
The Index is a modified equal-dollar weighted index designed by NYSE Euronext to objectively identify and select stocks from the Russell 1000(R) Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The Russell 1000(R) Index consists of approximately 1,000 of the largest stocks within the Russell 3000(R) Index. The Russell 3000(R) Index is constructed to represent approximately 98% of the U.S. market. The Index was created and trademarked by AMEX on April 11, 2007. The initial divisor was created to set a benchmark value of 1000.00 on July 3, 2003. The value of the Index is disseminated every 15 seconds over the Consolidated Tape Association's Network B between the hours of approximately 9:30 a.m. and 4:15 p.m. Eastern time.

NYSE Euronext constructs the Index in the following manner:


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


      1. The selection universe of stocks is constituents of the Russell 1000(R) Index.

      2a. All stocks in the selection universe are scored and ranked using the following growth and value factors: three, six and 12-month price appreciation, sales to price and one year sales growth (growth factors) and book value to price, cash flow to price and return on assets (value factors). All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors.

      2b. For stocks in the Russell 1000(R) Index that Russell has classified solely as growth or value, such stocks receive a rank for that style from step 2a as their selection score. For stocks in the Russell 1000(R) Index that Russell has allocated between growth and value, such stocks receive the best rank from step 2a as their selection score.

      3. The selection universe is then divided into respective sectors as defined by Russell. The component stocks contained in the consumer discretionary sector are ranked according to their selection score from step 2b. The bottom 25% in such sector is eliminated.

      4. The top 75% of the stocks contained in the consumer discretionary sector is then split into quintiles based on their score from step
            3. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15 (6.7%), respectively. Stocks are equally weighted within each quintile.

The Index is rebalanced and reconstituted as of the last business day of each calendar quarter. Changes will be effective at the open of trading on the fourth business day of the following month.

NYSE Euronext reserves the right to make changes to the Index at any time. When applicable, Index changes will be announced at least two business days prior to effectiveness. The Index divisor will be maintained to ensure non-trading events will not affect the Index level. The Index will be maintained to conform to the following rules:

        o Mergers: Components being acquired will be removed from the Index upon effectiveness of the merger. If the acquiring company is also an Index member their weight will be increased by the Index weight of the acquired component.

        o Spin-offs: The Index component's price and shares will be adjusted to maintain its pre spin-off Index weight.

        o Extraordinary Dividends: The Index component's price will be adjusted to ensure the component's weight is not reduced by the distribution.

        o Deletions: Components will be removed from the Index if they are removed from a listed exchange. Removed components will not be replaced.

        o Splits and Stock Dividends: Stock splits and stock dividends will be adjusted on effective date.

        o Cash Dividends: The price return Index will not be adjusted for cash dividends.

FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND

INDEX CONSTRUCTION
The Index is a modified equal-dollar weighted index designed by NYSE Euronext to objectively identify and select stocks from the Russell 1000(R) Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The Russell 1000(R) Index consists of approximately 1,000 of the largest stocks within the Russell 3000(R) Index. The Russell 3000(R) Index is constructed to represent approximately 98% of the U.S. market. The Index was created and trademarked by AMEX on April 11, 2007. The initial divisor was created to set a benchmark value of 1000.00 on July 3, 2003. The value of the Index is disseminated every 15 seconds over the Consolidated Tape Association's Network B between the hours of approximately 9:30 a.m. and 4:15 p.m. Eastern time.

NYSE Euronext constructs the Index in the following manner:

      1. The selection universe of stocks is constituents of the Russell 1000(R) Index.

      2a. All stocks in the selection universe are scored and ranked using the following growth and value factors: three, six and 12-month price appreciation, sales to price and one year sales growth (growth factors) and book value to price, cash flow to price and return on assets (value factors). All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors.

      2b. For stocks in the Russell 1000(R) Index that Russell has classified solely as growth or value, such stocks receive a rank for that style from step 2a as their selection score. For stocks in the Russell 1000(R) Index that Russell has allocated between growth and value, such stocks receive the best rank from step 2a as their selection score.

      3. The selection universe is then divided into respective sectors as defined by Russell. The component stocks contained in the consumer staples sector are ranked according to their selection score from step 2b. The bottom 25% in such sector is eliminated.

      4. The top 75% of the stocks contained in the consumer staples sector is then split into quintiles based on their score from step 3. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15 (6.7%), respectively. Stocks are equally weighted within each quintile.

The Index is rebalanced and reconstituted as of the last business day of each calendar quarter. Changes will be effective at the open of trading on the fourth business day of the following month.

NYSE Euronext reserves the right to make changes to the Index at any time. When applicable, Index changes will be announced at least two business days prior to effectiveness. The Index divisor will be maintained to ensure non-trading events will not affect the Index level. The Index will be maintained to conform to the following rules:

        o Mergers: Components being acquired will be removed from the Index upon effectiveness of the merger. If the acquiring company is also an Index member their weight will be increased by the Index weight of the acquired component.

        o Spin-offs: The Index component's price and shares will be adjusted to maintain its pre spin-off Index weight.

        o Extraordinary Dividends: The Index component's price will be adjusted to ensure the component's weight is not reduced by the distribution.

        o Deletions: Components will be removed from the Index if they are removed from a listed exchange. Removed components will not be replaced.

        o Splits and Stock Dividends: Stock splits and stock dividends will be adjusted on effective date.

        o Cash Dividends: The price return Index will not be adjusted for cash dividends.

FIRST TRUST ENERGY ALPHADEX(R) FUND

INDEX CONSTRUCTION
The Index is a modified equal-dollar weighted index designed by NYSE Euronext to objectively identify and select stocks from the Russell 1000(R) Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The Russell 1000(R) Index consists of approximately 1,000 of the largest stocks within the Russell 3000(R) Index. The Russell 3000(R) Index is constructed to represent approximately 98% of the U.S. market. The Index was created and trademarked by AMEX on April 11, 2007. The initial divisor was created to set a benchmark value of 1000.00 on July 3, 2003. The value of the Index is disseminated every 15 seconds over the Consolidated Tape Association's Network B between the hours of approximately 9:30 a.m. and 4:15 p.m. Eastern time.

NYSE Euronext constructs the Index in the following manner:

      1. The selection universe of stocks is constituents of the Russell 1000(R) Index.

      2a. All stocks in the selection universe are scored and ranked using the following growth and value factors: three, six and 12-month price appreciation, sales to price and one year sales growth (growth factors) and book value to price, cash flow to price and return on assets (value factors). All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors.

      2b. For stocks in the Russell 1000(R) Index that Russell has classified solely as growth or value, such stocks receive the rank for that style from step 2a as their selection score. For stocks in the Russell 1000(R) Index that Russell has allocated between growth and value, such stocks receive the best rank from step 2a as their selection score.

      3. The selection universe is then divided into respective sectors as defined by Russell. The component stocks contained in the energy sector are ranked according to their selection score from step 2b. The bottom 25% in such sector is eliminated.

      4. The top 75% of the stocks contained in the energy sector is then split into quintiles based on their score from step 3. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15 (6.7%), respectively. Stocks are equally weighted within each quintile.

The Index is rebalanced and reconstituted as of the last business day of each calendar quarter. Changes will be effective at the open of trading on the fourth business day of the following month.

NYSE Euronext reserves the right to make changes to the Index at any time. When applicable, Index changes will be announced at least two business days prior to effectiveness. The Index divisor will be maintained to ensure non-trading events will not affect the Index level. The Index will be maintained to conform to the following rules:

        o Mergers: Components being acquired will be removed from the Index upon effectiveness of the merger. If the acquiring company is also an Index member their weight will be increased by the Index weight of the acquired component.

        o Spin-offs: The Index component's price and shares will be adjusted to maintain its pre spin-off Index weight.

        o Extraordinary Dividends: The Index component's price will be adjusted to ensure the component's weight is not reduced by the distribution.

        o Deletions: Components will be removed from the Index if they are removed from a listed exchange. Removed components will not be replaced.

        o Splits and Stock Dividends: Stock splits and stock dividends will be adjusted on effective date.

        o Cash Dividends: The price return Index will not be adjusted for cash dividends.

FIRST TRUST FINANCIALS ALPHADEX(R) FUND

INDEX CONSTRUCTION
The Index is a modified equal-dollar weighted index designed by NYSE Euronext to objectively identify and select stocks from the Russell 1000(R) Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The Russell 1000(R) Index consists of approximately 1,000 of the largest stocks within the Russell 3000(R) Index. The Russell 3000(R) Index is constructed to represent approximately 98% of the U.S. market. The Index was created and trademarked by AMEX on April 11, 2007. The initial divisor was created to set a benchmark value of 1000.00 on July 3, 2003. The value of the Index is disseminated every 15 seconds over the Consolidated Tape Association's Network B between the hours of approximately 9:30 a.m. and 4:15 p.m. Eastern time.

NYSE Euronext constructs the Index in the following manner:

      1. The selection universe of stocks is constituents of the Russell 1000(R) Index.

      2a. All stocks in the selection universe are scored and ranked using the following growth and value factors: three, six and 12-month price appreciation, sales to price and one year sales growth (growth factors) and book value to price, cash flow to price and return on assets (value factors). All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors.

      2b. For stocks in the Russell 1000(R) Index that Russell has classified solely as growth or value, such stocks receive a rank for that style from step 2a as their selection score. For stocks in the Russell 1000(R) Index that Russell has allocated between growth and value, such stocks receive the best rank from step 2a as their selection score.

      3. The selection universe is then divided into respective sectors as defined by Russell. The component stocks contained in the financial services sector are ranked according to their selection score from step 2b. The bottom 25% in such sector is eliminated.

      4. The top 75% of the stocks contained in the financial services sector is then split into quintiles based on their score from step 3. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15 (6.7%), respectively. Stocks are equally weighted within each quintile.

The Index is rebalanced and reconstituted as of the last business day of each calendar quarter. Changes will be effective at the open of trading on the fourth business day of the following month.

NYSE Euronext reserves the right to make changes to the Index at any time. When applicable, Index changes will be announced at least two business days prior to effectiveness. The Index divisor will be maintained to ensure non-trading events will not affect the Index level. The Index will be maintained to conform to the following rules:

        o Mergers: Components being acquired will be removed from the Index upon effectiveness of the merger. If the acquiring company is also an Index member their weight will be increased by the Index weight of the acquired component.

        o Spin-offs: The Index component's price and shares will be adjusted to maintain its pre spin-off Index weight.

        o Extraordinary Dividends: The Index component's price will be adjusted to ensure the component's weight is not reduced by the distribution.

        o Deletions: Components will be removed from the Index if they are removed from a listed exchange. Removed components will not be replaced.

        o Splits and Stock Dividends: Stock splits and stock dividends will be adjusted on effective date.

        o Cash Dividends: The price return Index will not be adjusted for cash dividends.

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND

INDEX CONSTRUCTION
The Index is a modified equal-dollar weighted index designed by NYSE Euronext to objectively identify and select stocks from the Russell 1000(R) Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The Russell 1000(R) Index consists of approximately 1,000 of the largest stocks within the Russell 3000(R) Index. The Russell 3000(R) Index is constructed to represent approximately 98% of the U.S. market. The Index was created and trademarked by AMEX on April 11, 2007. The initial divisor was created to set a benchmark value of 1000.00 on July 3, 2003. The value of the Index is disseminated every 15 seconds over the Consolidated Tape Association's Network B between the hours of approximately 9:30 a.m. and 4:15 p.m. Eastern time.

NYSE Euronext constructs the Index in the following manner:

      1. The selection universe of stocks is constituents of the Russell 1000(R) Index.

      2a. All stocks in the selection universe are scored and ranked using the following growth and value factors: three, six and 12-month price appreciation, sales to price and one year sales growth (growth factors) and book value to price, cash flow to price and return on assets (value factors). All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors.

      2b. For stocks in the Russell 1000(R) Index that Russell has classified solely as growth or value, such stocks receive a rank for that style from step 2a as their selection score. For stocks in the Russell 1000(R) Index that Russell has allocated between growth and value, such stocks receive the best rank from step 2a as their selection score.

      3. The selection universe is then divided into respective sectors as defined by Russell. The component stocks contained in the health care sector are ranked according to their selection score from step 2b. The bottom 25% in such sector is eliminated.

      4. The top 75% of the stocks contained in the health care sector is then split into quintiles based on their score from step 3. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15 (6.7%), respectively. Stocks are equally weighted within each quintile.

The Index is rebalanced and reconstituted as of the last business day of each calendar quarter. Changes will be effective at the open of trading on the fourth business day of the following month.

NYSE Euronext reserves the right to make changes to the Index at any time. When applicable, Index changes will be announced at least two business days prior to effectiveness. The Index divisor will be maintained to ensure non-trading events will not affect the Index level. The Index will be maintained to conform to the following rules:

        o Mergers: Components being acquired will be removed from the Index upon effectiveness of the merger. If the acquiring company is also an Index member their weight will be increased by the Index weight of the acquired component.

        o Spin-offs: The Index component's price and shares will be adjusted to maintain its pre spin-off Index weight.

        o Extraordinary Dividends: The Index component's price will be adjusted to ensure the component's weight is not reduced by the distribution.

        o Deletions: Components will be removed from the Index if they are removed from a listed exchange. Removed components will not be replaced.

        o Splits and Stock Dividends: Stock splits and stock dividends will be adjusted on effective date.

        o Cash Dividends: The price return Index will not be adjusted for cash dividends.

FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND

INDEX CONSTRUCTION
The Index is a modified equal-dollar weighted index designed by NYSE Euronext to objectively identify and select stocks from the Russell 1000(R) Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The Russell 1000(R) Index consists of approximately 1,000 of the largest stocks within the Russell 3000(R) Index. The Russell 3000(R) Index is constructed to represent approximately 98% of the U.S. market. The Index was created and trademarked by AMEX on April 11, 2007. The initial divisor was created to set a benchmark value of 1000.00 on July 3, 2003. The value of the Index is disseminated every 15 seconds over the Consolidated Tape Association's Network B between the hours of approximately 9:30 a.m. and 4:15 p.m. Eastern time.

NYSE Euronext constructs the Index in the following manner:

      1. The selection universe of stocks is constituents of the Russell 1000(R) Index.

      2a. All stocks in the selection universe are scored and ranked using the following growth and value factors: three, six and 12-month price appreciation, sales to price and one year sales growth (growth factors) and book value to price, cash flow to price and return on assets (value factors). All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors.

      2b. For stocks in the Russell 1000(R) Index that Russell has classified solely as growth or value, such stocks receive a rank for that style from step 2a as their selection score. For stocks in the Russell 1000(R) Index that Russell has allocated between growth and value, such stocks receive the best rank from step 2a as their selection score.

      3. The selection universe is then divided into respective sectors as defined by Russell. The component stocks contained in the industrials/producer durables sectors are ranked according to their selection score from step 2b. The bottom 25% in such sector is eliminated.

      4. The top 75% of the stocks contained in the industrials/producer durables sectors is then split into quintiles based on their score from step 3. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15 (6.7%), respectively. Stocks are equally weighted within each quintile.

The Index is rebalanced and reconstituted as of the last business day of each calendar quarter. Changes will be effective at the open of trading on the fourth business day of the following month.

NYSE Euronext reserves the right to make changes to the Index at any time. When applicable, Index changes will be announced at least two business days prior to effectiveness. The Index divisor will be maintained to ensure non-trading events will not affect the Index level. The Index will be maintained to conform to the following rules:

        o Mergers: Components being acquired will be removed from the Index upon effectiveness of the merger. If the acquiring company is also an Index member their weight will be increased by the Index weight of the acquired component.

        o Spin-offs: The Index component's price and shares will be adjusted to maintain its pre spin-off Index weight.

        o Extraordinary Dividends: The Index component's price will be adjusted to ensure the component's weight is not reduced by the distribution.

        o Deletions: Components will be removed from the Index if they are removed from a listed exchange. Removed components will not be replaced.


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


        o Splits and Stock Dividends: Stock splits and stock dividends will be adjusted on effective date.

        o Cash Dividends: The price return Index will not be adjusted for cash dividends.

FIRST TRUST MATERIALS ALPHADEX(R) FUND

INDEX CONSTRUCTION
The Index is a modified equal-dollar weighted index designed by NYSE Euronext to objectively identify and select stocks from the Russell 1000(R) Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The Russell 1000(R) Index consists of approximately 1,000 of the largest stocks within the Russell 3000(R) Index. The Russell 3000(R) Index is constructed to represent approximately 98% of the U.S. market. The Index was created and trademarked by AMEX on April 11, 2007. The initial divisor was created to set a benchmark value of 1000.00 on July 3, 2003. The value of the Index is disseminated every 15 seconds over the Consolidated Tape Association's Network B between the hours of approximately 9:30 a.m. and 4:15 p.m. Eastern time.

NYSE Euronext constructs the Index in the following manner:

      1. The selection universe of stocks is constituents of the Russell 1000(R) Index.

      2a. All stocks in the selection universe are scored and ranked using the following growth and value factors: three, six and 12-month price appreciation, sales to price and one year sales growth (growth factors) and book value to price, cash flow to price and return on assets (value factors). All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors.

      2b. For stocks in the Russell 1000(R) Index that Russell has classified solely as growth or value, such stocks receive a rank for that style from step 2a as their selection score. For stocks in the Russell 1000(R) Index that Russell has allocated between growth and value, such stocks receive the best rank from step 2a as their selection score.

      3. The selection universe is then divided into respective sectors as defined by Russell. The component stocks contained in the materials and processing sector are ranked according to their selection score from step 2b. The bottom 25% in such sector is eliminated.

      4. The top 75% of the stocks contained in the materials and processing sector is then split into quintiles based on their score from step
            3. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15 (6.7%), respectively. Stocks are equally weighted within each quintile.

The Index is rebalanced and reconstituted as of the last business day of each calendar quarter. Changes will be effective at the open of trading on the fourth business day of the following month.

NYSE Euronext reserves the right to make changes to the Index at any time. When applicable, Index changes will be announced at least two business days prior to effectiveness. The Index divisor will be maintained to ensure non-trading events will not affect the Index level. The Index will be maintained to conform to the following rules:

        o Mergers: Components being acquired will be removed from the Index upon effectiveness of the merger. If the acquiring company is also an Index member their weight will be increased by the Index weight of the acquired component.

        o Spin-offs: The Index component's price and shares will be adjusted to maintain its pre spin-off Index weight.

        o Extraordinary Dividends: The Index component's price will be adjusted to ensure the component's weight is not reduced by the distribution.

        o Deletions: Components will be removed from the Index if they are removed from a listed exchange. Removed components will not be replaced.

        o Splits and Stock Dividends: Stock splits and stock dividends will be adjusted on effective date.

        o Cash Dividends: The price return Index will not be adjusted for cash dividends.

FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND

INDEX CONSTRUCTION
The Index is a modified equal-dollar weighted index designed by NYSE Euronext to objectively identify and select stocks from the Russell 1000(R) Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The Russell 1000(R) Index consists of approximately 1,000 of the largest stocks within the Russell 3000(R) Index. The Russell 3000(R) Index is constructed to represent approximately 98% of the U.S. market. The Index was created and trademarked by AMEX on April 11, 2007. The initial divisor was created to set a benchmark value of 1000.00 on July 3, 2003. The value of the Index is disseminated every 15 seconds over the Consolidated Tape Association's Network B between the hours of approximately 9:30 a.m. and 4:15 p.m. Eastern time.

NYSE Euronext constructs the Index in the following manner:

      1. The selection universe of stocks is constituents of the Russell 1000(R) Index.

      2a. All stocks in the selection universe are scored and ranked using the following growth and value factors: three, six and 12-month price appreciation, sales to price and one year sales growth (growth factors) and book value to price, cash flow to price and return on assets (value factors). All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors.

      2b. For stocks in the Russell 1000(R) Index that Russell has classified solely as growth or value, such stocks receive a rank for that style from step 2a as their selection score. For stocks in the Russell 1000(R) Index that Russell has allocated between growth and value, such stocks receive the best rank from step 2a as their selection score.

      3. The selection universe is then divided into respective sectors as defined by Russell. The component stocks contained in the technology sector are ranked according to their selection score from step 2b. The bottom 25% in such sector is eliminated.

      4. The top 75% of the stocks contained in the technology sector is then split into quintiles based on their score from step 3. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15 (6.7%), respectively. Stocks are equally weighted within each quintile.

The Index is rebalanced and reconstituted as of the last business day of each calendar quarter. Changes will be effective at the open of trading on the fourth business day of the following month.

NYSE Euronext reserves the right to make changes to the Index at any time. When applicable, Index changes will be announced at least two business days prior to effectiveness. The Index divisor will be maintained to ensure non-trading events will not affect the Index level. The Index will be maintained to conform to the following rules:

        o Mergers: Components being acquired will be removed from the Index upon effectiveness of the merger. If the acquiring company is also an Index member their weight will be increased by the Index weight of the acquired component.

        o Spin-offs: The Index component's price and shares will be adjusted to maintain its pre spin-off Index weight.

        o Extraordinary Dividends: The Index component's price will be adjusted to ensure the component's weight is not reduced by the distribution.

        o Deletions: Components will be removed from the Index if they are removed from a listed exchange. Removed components will not be replaced.

        o Splits and Stock Dividends: Stock splits and stock dividends will be adjusted on effective date.

        o Cash Dividends: The price return Index will not be adjusted for cash dividends.

FIRST TRUST UTILITIES ALPHADEX(R) FUND

INDEX CONSTRUCTION
The Index is a modified equal-dollar weighted index designed by NYSE Euronext to objectively identify and select stocks from the Russell 1000(R) Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The Russell 1000(R) Index consists of approximately

1,000 of the largest stocks within the Russell 3000(R) Index. The Russell 3000(R) Index is constructed to represent approximately 98% of the U.S. market. The Index was created and trademarked by AMEX on April 11, 2007. The initial divisor was created to set a benchmark value of 1000.00 on July 3, 2003. The value of the Index is disseminated every 15 seconds over the Consolidated Tape Association's Network B between the hours of approximately 9:30 a.m. and 4:15 p.m. Eastern time.

NYSE Euronext constructs the Index in the following manner:

      1. The selection universe of stocks is constituents of the Russell 1000(R) Index.

      2a. All stocks in the selection universe are scored and ranked using the following growth and value factors: three, six and 12-month price appreciation, sales to price and one year sales growth (growth factors) and book value to price, cash flow to price and return on assets (value factors). All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors.

      2b. For stocks in the Russell 1000(R) Index that Russell has classified solely as growth or value, such stocks receive a rank for that style from step 2a as their selection score. For stocks in the Russell 1000(R) Index that Russell has allocated between growth and value, such stocks receive the best rank from step 2a as their selection score.

      3. The selection universe is then divided into respective sectors as defined by Russell. The component stocks contained in the utilities sector are ranked according to their selection score from step 2b. The bottom 25% in such sector is eliminated.

      4. The top 75% of the stocks contained in the utilities sector is then split into quintiles based on their score from step 3. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15 (6.7%), respectively. Stocks are equally weighted within each quintile.

The Index is rebalanced and reconstituted as of the last business day of each calendar quarter. Changes will be effective at the open of trading on the fourth business day of the following month.

NYSE Euronext reserves the right to make changes to the Index at any time. When applicable, Index changes will be announced at least two business days prior to effectiveness. The Index divisor will be maintained to ensure non-trading events will not affect the Index level. The Index will be maintained to conform to the following rules:

        o Mergers: Components being acquired will be removed from the Index upon effectiveness of the merger. If the acquiring company is also an Index member their weight will be increased by the Index weight of the acquired component.

        o Spin-offs: The Index component's price and shares will be adjusted to maintain its pre spin-off Index weight.

        o Extraordinary Dividends: The Index component's price will be adjusted to ensure the component's weight is not reduced by the distribution.

        o Deletions: Components will be removed from the Index if they are removed from a listed exchange. Removed components will not be replaced.

        o Splits and Stock Dividends: Stock splits and stock dividends will be adjusted on effective date.

        o Cash Dividends: The price return Index will not be adjusted for cash dividends.

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND

INDEX CONSTRUCTION
The Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P 500(R) Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The S&P 500(R) Index includes 500 leading companies in leading industries of the U.S. economy representing approximately 75% of the U.S. equities market. The inception date of the Index was April 9, 2007. The initial divisor was created to set a benchmark value of 100.00 on January 8, 1996. The Index was created and trademarked by S&P.

The Index is constructed by S&P in the following manner:

      1.    S&P begins with the universe of stocks in the S&P 500(R) Index.

      2a. S&P ranks all stocks in the above universe on the following growth and value factors: three, six and 12-month price appreciation, sales to price and one year sales growth (growth factors) and book value to price, cash flow to price and return on assets (value factors). All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors.

      2b. S&P Growth and Value series of the S&P 500(R) Index is a family of indices wherein each stock is classified in one of three ways: solely growth, solely value or a blend of growth and value. For stocks that S&P classified solely as growth or value, the stock receives the rank for that style from step 2a as its selection score. For stocks that S&P allocates between growth and value, the stock receives the best rank from step 2a as its selection score.

      3. For the Index, stocks are then ranked according to their selection score from step 2b. The bottom 25% of such stocks is then eliminated and the top 75% of such stocks is selected for the Index.

      4. The selected stocks are then split into quintiles based on their score from step 3. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15 (6.7%), respectively.
            Stocks are equally weighted within each quintile.

The Index is rebalanced and reconstituted as of the last business day of each calendar quarter. Changes will be effective at the open of trading on the sixth business day of the following month. Acquired companies are deleted at the close on the day the merger closes for both cash and stock deals. An acquired company's weight in the Index is reallocated pro-rata among the remaining Index constituents. Spin-offs are not included in the Index. The value of the spin-off is reallocated to the parent company.

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND

INDEX CONSTRUCTION
The Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P MidCap 400(R) Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The S&P MidCap 400(R) Index includes 400 stocks selected on market capitalization, liquidity and industry representation covering over 7% of the U.S. equities market. The inception date of the Index was April 9, 2007. The initial divisor was created to set a benchmark value of
100.00 on January 8, 1996. The Index was created and trademarked by S&P.

The Index is constructed by S&P in the following manner:

      1.    S&P begins with the universe of stocks in the S&P MidCap 400(R)
            Index.

      2a. S&P ranks all stocks in the above universe on the following growth and value factors: three, six and 12-month price appreciation, sales to price and one year sales growth (growth factors) and book value to price, cash flow to price and return on assets (value factors). All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors.

      2b. S&P Growth and Value series of the S&P MidCap 400(R) Index is a family of indices wherein each stock is classified in one of three ways: solely growth, solely value or a blend of growth and value. For stocks that S&P classified solely as growth or value, the stock receives the rank for that style from step 2a as its selection score. For stocks that S&P allocates between growth and value, the stock receives the best rank from step 2a as its selection score.

      3. For the Index, stocks are ranked according to their selection score from step 2b. The bottom 25% of such stocks is then eliminated and the top 75% of such stocks is selected for the Index.

      4. The selected stocks are then split into quintiles based on their score from step 3. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15 (6.7%), respectively.
            Stocks are equally weighted within each quintile.

The Index is rebalanced and reconstituted as of the last business day of each calendar quarter. Changes will be effective at the open of trading on the sixth business day of the following month. Acquired companies are deleted at the close on the day the merger closes for both cash and stock deals. An acquired company's weight in the Index is reallocated pro-rata among the remaining Index constituents. Spin-offs are not included in the Index. The value of the spin-off is reallocated to the parent company.

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND

INDEX CONSTRUCTION
The Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P SmallCap 600(R) Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The S&P SmallCap 600(R) Index includes 600 stocks selected on size, financial viability, liquidity, adequate float size and other trading requirements covering 3%-4% of the U.S. equities market. The inception date of the Index was April 9, 2007. The initial divisor was created to set a benchmark value of 100.00 on January 8, 1996. The Index was created and trademarked by S&P.

The Index is constructed by S&P in the following manner:

      1.    S&P begins with the universe of stocks in the S&P SmallCap 600(R)
            Index.

      2a. S&P ranks all stocks in the above universe on the following growth and value factors: three, six and 12-month price appreciation, sales to price and one year sales growth (growth factors) and book value to price, cash flow to price and return on assets (value factors). All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors.

      2b. S&P Growth and Value series of the S&P SmallCap 600(R) Index is a family of indices wherein each stock is classified in one of three ways: solely growth, solely value or a blend of growth and value. For stocks that S&P classified solely as growth or value, the stock receives the rank for that style from step 2a as its selection score. For stocks that S&P allocates between growth and value, the stock receives the best rank from step 2a as its selection score.

      3. For the Index, stocks are then ranked according to their selection score from step 2b. The bottom 25% of such stocks is then eliminated and the top 75% of such stocks is selected for the Index.

      4. The selected stocks are then split into quintiles based on their score from step 3. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15 (6.7%), respectively.
            Stocks are equally weighted within each quintile.

The Index is rebalanced and reconstituted as of the last business day of each calendar quarter. Changes will be effective at the open of trading on the sixth business day of the following month. Acquired companies are deleted at the close on the day the merger closes for both cash and stock deals. An acquired company's weight in the Index is reallocated pro-rata among the remaining Index constituents. Spin-offs are not included in the Index. The value of the spin-off is reallocated to the parent company.

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND

INDEX CONSTRUCTION
The Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P 500(R) Value Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The S&P 500(R) Value Index includes certain stocks within the S&P 500(R) Index selected on value factors. The inception date of the Index was April 9, 2007. The initial divisor was created to set a benchmark value of 100.00 on January 8, 1996. The Index was created and trademarked by S&P.

The Index is constructed by S&P in the following manner:

      1.    S&P begins with the universe of stocks in the S&P 500(R) Index.

      2a. S&P ranks all stocks in the above universe on the following growth and value factors: three, six and 12-month price appreciation, sales to price and one year sales growth (growth factors) and book value to price, cash flow to price and return on assets (value factors). All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors.

      2b. S&P Growth and Value series of the S&P 500(R) Index is a family of indices wherein each stock is classified in one of three ways: solely growth, solely value or a blend of growth and value. For stocks that S&P classified solely as growth or value, the stock receives the rank for that style from step 2a as its selection score. Stocks that S&P classified solely as growth are not eligible for inclusion in the Index. For stocks that S&P allocates between growth and value, the stock receives the best rank from step 2a as its selection score and is treated as belonging solely to the style of its best rank henceforth in the selection process. Stocks that S&P allocates between growth and value are not eligible for inclusion in the Index if their growth scores are better than their value scores.

      3. For the Index, all eligible stocks from 2b above are then ranked according to their selection score from step 2b. The bottom 25% of such stocks is then eliminated and the top 75% of such stocks is selected for the Index.

      4. The selected stocks are then split into quintiles based on their score from step 3. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15 (6.7%), respectively.
            Stocks are equally weighted within each quintile.

The Index is rebalanced and reconstituted as of the last business day of each calendar quarter. Changes will be effective at the open of trading on the sixth business day of the following month. Acquired companies are deleted at the close on the day the merger closes for both cash and stock deals. An acquired company's weight in the Index is reallocated pro-rata among the remaining Index constituents. Spin-offs are not included in the Index. The value of the spin-off is reallocated to the parent company.

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND

INDEX CONSTRUCTION
The Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P 500(R) Growth Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The S&P 500(R) Growth Index includes certain stocks within the S&P 500(R) Index selected on growth factors. The inception date of the Index was April 9, 2007. The initial divisor was created to set a benchmark value of 100.00 on January 8, 1996. The Index was created and trademarked by S&P.

The Index is constructed by S&P in the following manner:

      1.    S&P begins with the universe of stocks in the S&P 500(R) Index.

      2a. S&P ranks all stocks in the above universe on the following growth and value factors: three, six and 12-month price appreciation, sales to price and one year sales growth (growth factors) and book value to price, cash flow to price and return on assets (value factors). All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors.

      2b. S&P Growth and Value series of the S&P 500(R) Index is a family of indices wherein each stock is classified in one of three ways: solely growth, solely value or a blend of growth and value. For stocks that S&P classified solely as growth or value, the stock receives the rank for that style from step 2a as its selection score. Stocks that S&P classified solely as value are not eligible for inclusion in the Index. For stocks that S&P allocates between growth and value, the stock receives the best rank from step 2a as its selection score and is treated as belonging solely to the style of its best rank henceforth in the selection process. Stocks that S&P allocates between growth and value are not eligible for inclusion in the Index if their value scores are better than their growth scores.

      3. For the Index, all eligible stocks from 2b above are then ranked according to their selection score from step 2b. The bottom 25% of such stocks is then eliminated and the top 75% of such stocks is selected for the Index.

      4. The selected stocks are then split into quintiles based on their score from step 3. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15 (6.7%), respectively.
            Stocks are equally weighted within each quintile.

The Index is rebalanced and reconstituted as of the last business day of each calendar quarter. Changes will be effective at the open of trading on the sixth business day of the following month. Acquired companies are deleted at the close on the day the merger closes for both cash and stock deals. An acquired company's weight in the Index is reallocated pro-rata among the remaining Index constituents. Spin-offs are not included in the Index. The value of the spin-off is reallocated to the parent company.

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND

INDEX CONSTRUCTION
The Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P Composite 1500(R) Value Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The S&P Composite 1500(R) Value Index includes certain stocks within the S&P Composite 1500(R) Index considered to have value characteristics. The inception date of the Index was April 9, 2007. The initial divisor was created to set a benchmark value of 100.00 on January 8, 1996. The Index was created and trademarked by S&P.


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The stocks of the S&P Composite 1500(R) Value Index (i) that are members of the
S&P 500(R) Value Index will comprise 50% of the Index, (ii) that are members of the S&P MidCap 400(R) Value Index will comprise 30% of the Index and (iii) that are members of the S&P SmallCap 600(R) Value Index will comprise 20% of the Index. The Index is constructed in the following manner:

For the stocks selected from the S&P 500(R) Value Index:

      1.    S&P begins with the universe of stocks in the S&P 500(R) Index.

      2a. S&P ranks all stocks in the above universe on the following growth and value factors: three, six and 12-month price appreciation, sales to price and one year sales growth (growth factors) and book value to price, cash flow to price and return on assets (value factors). All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors.

      2b. S&P Growth and Value series of the S&P 500(R) Index is a family of indices wherein each stock is classified in one of three ways: solely growth, solely value or a blend of growth and value. For stocks that S&P classified solely as growth or value, the stock receives the rank for that style from step 2a as its selection score. Stocks that S&P classified solely as growth are not eligible for inclusion in the Index. For stocks that S&P allocates between growth and value, the stock receives the best rank from step 2a as its selection score and is treated as belonging solely to the style of its best rank henceforth in the selection process. Stocks that S&P allocates between growth and value are not eligible for inclusion in the Index if their growth scores are better than their value scores.

      3. For the Index, all eligible stocks from 2b above are then ranked according to their selection score from step 2b. The bottom 25% of such stocks is then eliminated and the top 75% of such stocks is selected for the Index.

      4. The selected stocks are then split into quintiles based on their score from step 3. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15 (6.7%), respectively.
            Stocks are equally weighted within each quintile.

For the stocks selected from the S&P MidCap 400(R) Value Index:

      1.    S&P begins with the universe of stocks in the S&P MidCap 400(R)
            Index.

      2a. S&P ranks all stocks in the above universe on the following growth and value factors: three, six and 12-month price appreciation, sales to price and one year sales growth (growth factors) and book value to price, cash flow to price and return on assets (value factors). All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors.

      2b. S&P Growth and Value series of the S&P MidCap 400(R) Index is a family of indices wherein each stock is classified in one of three ways: solely growth, solely value or a blend of growth and value. For stocks that S&P classified solely as growth or value, the stock receives the rank for that style from step 2a as its selection score. Stocks that S&P classified solely as growth are not eligible for inclusion in the Index. For stocks that S&P allocates between growth and value, the stock receives the best rank from step 2a as its selection score and is treated as belonging solely to the style of its best rank henceforth in the selection process. Stocks that S&P allocates between growth and value are not eligible for inclusion in the Index if their growth scores are better than their value scores.

      3. For the Index, all eligible stocks from 2b above are then ranked according to their selection score from step 2b. The bottom 25% of such stocks is then eliminated and the top 75% of such stocks is selected for the Index.

      4. The selected stocks are then split into quintiles based on their score from step 3. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15 (6.7%), respectively.
            Stocks are equally weighted within each quintile.

For the stocks selected from the S&P SmallCap 600(R) Value Index:

      1.    S&P begins with the universe of stocks in the S&P SmallCap 600(R)
            Index.

      2a. S&P ranks all stocks in the above universe on the following growth and value factors: three, six and 12-month price appreciation, sales to price and one year sales growth (growth factors) and book value to price, cash flow to price and return on assets (value factors). All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors.

      2b. S&P Growth and Value series of the S&P SmallCap 600(R) Index is a family of indices wherein each stock is classified in one of three ways: solely growth, solely value or a blend of growth and value. For stocks that S&P classified solely as growth or value, the stock receives the rank for that style from step 2a as its selection


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


            score. Stocks that S&P classified solely as growth are not eligible for inclusion in the Index. For stocks that S&P allocates between growth and value, the stock receives the best rank from step 2a as its selection score and is treated as belonging solely to the style of its best rank henceforth in the selection process. Stocks that S&P allocates between growth and value are not eligible for inclusion in the Index if their growth scores are better than their value scores.

      3. For the Index, all eligible stocks from 2b above are then ranked according to their selection score from step 2b. The bottom 25% of such stocks is then eliminated and the top 75% of such stocks is selected for the Index.

      4. The selected stocks are then split into quintiles based on their score from step 3. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15 (6.7%), respectively.
            Stocks are equally weighted within each quintile.

The Index is rebalanced and reconstituted as of the last business day of each calendar quarter. Changes will be effective at the open of trading on the sixth business day of the following month. Acquired companies are deleted at the close on the day the merger closes for both cash and stock deals. An acquired company's weight in the Index is reallocated pro-rata among the remaining Index constituents. Spin-offs are not included in the Index. The value of the spin-off is reallocated to the parent company.

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND

INDEX CONSTRUCTION
The Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P Composite 1500(R) Growth Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The S&P Composite 1500(R) Growth Index includes certain stocks within the S&P Composite 1500(R) Index considered to have growth characteristics. The inception date of the Index was April 9, 2007. The initial divisor was created to set a benchmark value of 100.00 on January 8, 1996. The Index was created and trademarked by S&P.

The stocks of the S&P Composite 1500(R) Growth Index (i) that are members of the S&P 500(R) Growth Index will comprise 50% of the Index, (ii) that are members of the S&P MidCap 400(R) Growth Index will comprise 30% of the Index and (iii) that are members of the S&P SmallCap 600(R) Growth Index will comprise 20% of the Index. The Index is constructed in the following manner:

For the stocks selected from the S&P 500(R) Growth Index:

      1.    S&P begins with the universe of stocks in the S&P 500(R) Index.

      2a. S&P ranks all stocks in the above universe on the following growth and value factors: three, six and 12-month price appreciation, sales to price and one year sales growth (growth factors) and book value to price, cash flow to price and return on assets (value factors). All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors.

      2b. S&P Growth and Value series of the S&P 500(R) Index is a family of indices wherein each stock is classified in one of three ways: solely growth, solely value or a blend of growth and value. For stocks that S&P classified solely as growth or value, the stock receives the rank for that style from step 2a as its selection score. Stocks that S&P classified solely as value are not eligible for inclusion in the Index. For stocks that S&P allocates between growth and value, the stock receives the best rank from step 2a as its selection score and is treated as belonging solely to the style of its best rank henceforth in the selection process. Stocks that S&P allocates between growth and value are not eligible for inclusion in the Index if their value scores are better than their growth scores.

      3. For the Index, all eligible stocks from 2b above are then ranked according to their selection score from step 2b. The bottom 25% of such stocks is then eliminated and the top 75% of such stocks is selected for the Index.

      4. The selected stocks are then split into quintiles based on their score from step 3. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15 (6.7%), respectively.
            Stocks are equally weighted within each quintile.

For the stocks selected from the S&P MidCap 400(R) Growth Index:

      1.    S&P begins with the universe of stocks in the S&P MidCap 400(R)
            Index.


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


      2a. S&P ranks all stocks in the above universe on the following growth and value factors: three, six and 12-month price appreciation, sales to price and one year sales growth (growth factors) and book value to price, cash flow to price and return on assets (value factors). All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors.

      2b. S&P Growth and Value series of the S&P MidCap 400(R) Index is a family of indices wherein each stock is classified in one of three ways: solely growth, solely value or a blend of growth and value. For stocks that S&P classified solely as growth or value, the stock receives the rank for that style from step 2a as its selection score. Stocks that S&P classified solely as value are not eligible for inclusion in the Index. For stocks that S&P allocates between growth and value, the stock receives the best rank from step 2a as its selection score and is treated as belonging solely to the style of its best rank henceforth in the selection process. Stocks that S&P allocates between growth and value are not eligible for inclusion in the Index if their value scores are better than their growth scores.

      3. For the Index, all eligible stocks from 2b above are then ranked according to their selection score from step 2b. The bottom 25% of such stocks is then eliminated and the top 75% of such stocks is selected for the Index.

      4. The selected stocks are then split into quintiles based on their score from step 3. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15 (6.7%), respectively.
            Stocks are equally weighted within each quintile.

For the stocks selected from the S&P SmallCap 600(R) Growth Index:

      1.    S&P begins with the universe of stocks in the S&P SmallCap 600(R)
            Index.

      2a. S&P ranks all stocks in the above universe on the following growth and value factors: three, six and 12-month price appreciation, sales to price and one year sales growth (growth factors) and book value to price, cash flow to price and return on assets (value factors). All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors.

      2b. S&P Growth and Value series of the S&P SmallCap 600(R) Index is a family of indices wherein each stock is classified in one of three ways: solely growth, solely value or a blend of growth and value. For stocks that S&P classified solely as growth or value, the stock receives the rank for that style from step 2a as its selection score. Stocks that S&P classified solely as value are not eligible for inclusion in the Index. For stocks that S&P allocates between growth and value, the stock receives the best rank from step 2a as its selection score and is treated as belonging solely to the style of its best rank henceforth in the selection process. Stocks that S&P allocates between growth and value are not eligible for inclusion in the Index if their value scores are better than their growth scores.

      3. For the Index, all eligible stocks from 2b above are then ranked according to their selection score from step 2b. The bottom 25% of such stocks is then eliminated and the top 75% of such stocks is selected for the Index.

      4. The selected stocks are then split into quintiles based on their score from step 3. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15 (6.7%), respectively.
            Stocks are equally weighted within each quintile.

The Index is rebalanced and reconstituted as of the last business day of each calendar quarter. Changes will be effective at the open of trading on the sixth business day of the following month. Acquired companies are deleted at the close on the day the merger closes for both cash and stock deals. An acquired company's weight in the Index is reallocated pro-rata among the remaining Index constituents. Spin-offs are not included in the Index. The value of the spin-off is reallocated to the parent company.

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND

INDEX CONSTRUCTION
The Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P MidCap 400(R) Value Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The S&P MidCap 400(R) Value Index includes certain stocks within the S&P MidCap 400(R) Index selected on value factors. The inception date of the Index was December 31, 2010. The initial divisor was created to set a benchmark value of 100.00 on December 31, 2010. The Index was created and trademarked by S&P.

The Index is constructed by S&P in the following manner:

      1.    S&P begins with the universe of stocks in the S&P MidCap 400(R)
            Index.


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


      2a. S&P ranks all stocks in the above universe on the following growth and value factors: three, six and 12-month price appreciation, sales to price and one year sales growth (growth factors) and book value to price, cash flow to price and return on assets (value factors). All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors.

      2b. S&P Growth and Value series of the S&P MidCap 400(R) Index is a family of indices wherein each stock is classified in one of three ways: solely growth, solely value or a blend of growth and value. For stocks that S&P classified solely as growth or value, the stock receives the rank for that style from step 2a as its selection score. Stocks that S&P classified solely as growth are not eligible for inclusion in the Index. For stocks that S&P allocates between growth and value, the stock receives the best rank from step 2a as its selection score and is treated as belonging solely to the style of its best rank henceforth in the selection process. Stocks that S&P allocates between growth and value are not eligible for inclusion in the Index if their growth scores are better than their value scores.

      3. For the Index, all eligible stocks from 2b above are then ranked according to their selection score from step 2b. The bottom 25% of such stocks is then eliminated and the top 75% of such stocks is selected for the Index.

      4. The selected stocks are then split into quintiles based on their score from step 3. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15 (6.7%), respectively.
            Stocks are equally weighted within each quintile.

The Index is rebalanced and reconstituted as of the last business day of each calendar quarter. Changes will be effective at the open of trading on the sixth business day of the following month. Acquired companies are deleted at the close on the day the merger closes for both cash and stock deals. An acquired company's weight in the Index is reallocated pro rata among the remaining Index constituents. Spin-offs are not included in the Index. The value of the spin-off is reallocated to the parent company.

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND

INDEX CONSTRUCTION
The Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P MidCap 400(R) Growth Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The S&P MidCap 400(R) Growth Index includes certain stocks within the S&P MidCap 400(R) Index selected on growth factors. The inception date of the Index was December 31, 2010. The initial divisor was created to set a benchmark value of 100.00 on December 31, 2010. The Index was created and trademarked by S&P.

The Index is constructed by S&P in the following manner:

      1.    S&P begins with the universe of stocks in the S&P MidCap 400(R)
            Index.

      2a. S&P ranks all stocks in the above universe on the following growth and value factors: three, six and 12-month price appreciation, sales to price and one year sales growth (growth factors) and book value to price, cash flow to price and return on assets (value factors). All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors.

      2b. S&P Growth and Value series of the S&P MidCap 400(R) Index is a family of indices wherein each stock is classified in one of three ways: solely growth, solely value or a blend of growth and value. For stocks that S&P classified solely as growth or value, the stock receives the rank for that style from step 2a as its selection score. Stocks that S&P classified solely as value are not eligible for inclusion in the Index. For stocks that S&P allocates between growth and value, the stock receives the best rank from step 2a as its selection score and is treated as belonging solely to the style of its best rank henceforth in the selection process. Stocks that S&P allocates between growth and value are not eligible for inclusion in the Index if their value scores are better than their growth scores.

      3. For the Index, all eligible stocks from 2b above are then ranked according to their selection score from step 2b. The bottom 25% of such stocks is then eliminated and the top 75% of such stocks is selected for the Index.

      4. The selected stocks are then split into quintiles based on their score from step 3. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15 (6.7%), respectively.
            Stocks are equally weighted within each quintile.

The Index is rebalanced and reconstituted as of the last business day of each calendar quarter. Changes will be effective at the open of trading on the sixth business day of the following month. Acquired companies are deleted at the close on the day the merger closes for both cash and stock deals. An acquired company's weight in the Index is reallocated pro rata among the remaining Index constituents. Spin-offs are not included in the Index. The value of the spin-off is reallocated to the parent company.

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND

INDEX CONSTRUCTION
The Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P SmallCap 600(R) Value Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The S&P SmallCap 600(R) Value Index includes certain stocks within the S&P SmallCap 600(R) Index selected on value factors. The inception date of the Index was December 31, 2010. The initial divisor was created to set a benchmark value of 100.00 on December 31, 2010. The Index was created and trademarked by S&P.

The Index is constructed by S&P in the following manner:

      1.    S&P begins with the universe of stocks in the S&P SmallCap 600(R)
            Index.

      2a. S&P ranks all stocks in the above universe on the following growth and value factors: three, six and 12-month price appreciation, sales to price and one year sales growth (growth factors) and book value to price, cash flow to price and return on assets (value factors). All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors.

      2b. S&P Growth and Value series of the S&P SmallCap 600(R) Index is a family of indices wherein each stock is classified in one of three ways: solely growth, solely value or a blend of growth and value. For stocks that S&P classified solely as growth or value, the stock receives the rank for that style from step 2a as its selection score. Stocks that S&P classified solely as growth are not eligible for inclusion in the Index. For stocks that S&P allocates between growth and value, the stock receives the best rank from step 2a as its selection score and is treated as belonging solely to the style of its best rank henceforth in the selection process. Stocks that S&P allocates between growth and value are not eligible for inclusion in the Index if their growth scores are better than their value scores.

      3. For the Index, all eligible stocks from 2b above are then ranked according to their selection score from step 2b. The bottom 25% of such stocks is then eliminated and the top 75% of such stocks is selected for the Index.

      4. The selected stocks are then split into quintiles based on their score from step 3. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15 (6.7%), respectively.
            Stocks are equally weighted within each quintile.

The Index is rebalanced and reconstituted as of the last business day of each calendar quarter. Changes will be effective at the open of trading on the sixth business day of the following month. Acquired companies are deleted at the close on the day the merger closes for both cash and stock deals. An acquired company's weight in the Index is reallocated pro rata among the remaining Index constituents. Spin-offs are not included in the Index. The value of the spin-off is reallocated to the parent company.

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND

INDEX CONSTRUCTION
The Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P SmallCap 600(R) Growth Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The S&P SmallCap 600(R) Growth Index includes certain stocks within the S&P SmallCap 600(R) Index selected on growth factors. The inception date of the Index was December 31, 2010. The initial divisor was created to set a benchmark value of 100.00 on December 31, 2010. The Index was created and trademarked by S&P.

The Index is constructed by S&P in the following manner:

      1.    S&P begins with the universe of stocks in the S&P SmallCap 600(R)
            Index.

      2a. S&P ranks all stocks in the above universe on the following growth and value factors: three, six and 12-month price appreciation, sales to price and one year sales growth (growth factors) and book value to price, cash flow to price and return on assets (value factors). All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors.

      2b. S&P Growth and Value series of the S&P SmallCap 600(R) Index is a family of indices wherein each stock is classified in one of three ways: solely growth, solely value or a blend of growth and value. For stocks that S&P classified solely as growth or value, the stock receives the rank for that style from step 2a as its selection score. Stocks that S&P classified solely as value are not eligible for inclusion in the Index. For stocks that S&P allocates between growth and value, the stock receives the best rank from step 2a as its selection score and is treated as belonging solely to the style of its best rank henceforth in the selection process. Stocks that S&P allocates between growth and value are not eligible for inclusion in the Index if their value scores are better than their growth scores.

      3. For the Index, all eligible stocks from 2b above are then ranked according to their selection score from step 2b. The bottom 25% of such stocks is then eliminated and the top 75% of such stocks is selected for the Index.

      4. The selected stocks are then split into quintiles based on their score from step 3. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15 (6.7%), respectively.
            Stocks are equally weighted within each quintile.

The Index is rebalanced and reconstituted as of the last business day of each calendar quarter. Changes will be effective at the open of trading on the sixth business day of the following month. Acquired companies are deleted at the close on the day the merger closes for both cash and stock deals. An acquired company's weight in the Index is reallocated pro rata among the remaining Index constituents. Spin-offs are not included in the Index. The value of the spin-off is reallocated to the parent company.

FIRST TRUST MEGA CAP ALPHADEX(R) FUND

INDEX CONSTRUCTION
The Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P BMI US Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The S&P BMI US Index is a subset of the S&P Global BMI and is a comprehensive, rules-based index designed to measure the performance of the U.S. stock market. The inception date of the Index was April 18, 2011. The initial divisor was created to set a benchmark value of 100.00 on April 18, 2011. The Index was created and trademarked by S&P.

The Index is constructed by S&P in the following manner:

      1. S&P begins with the largest 100 stocks based on market capitalization in the S&P BMI US Index that meet minimum liquidity requirements.

      2. S&P ranks all stocks in the above universe on the following growth and value factors: the growth factors are three, six and 12-month price appreciation, sales to price and one year sales growth and the value factors are book value to price, cash flow to price and return on assets. Stocks are ranked separately on the sum of ranks for both growth and value factors.

      3. Each stock receives the better of its growth or value rank from step 2 as its selection score.

      4.    Stocks are then ranked according to their selection score from step
            3. The top 50 stocks by selection score comprise the "selected stocks."

      5. The "selected stocks" are then split into quintiles based on their score from step 4. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15 (6.7%), respectively.
            Stocks are equally weighted within each quintile.

      6. A sector constraint is then applied such that no sector may be overweight more than 15% over the benchmark (S&P 100 Index).

The Index is rebalanced and reconstituted as of the last business day of each calendar quarter. Changes will be effective at the open of trading on the sixth business day of the following month. Acquired companies are deleted at the close on the day the merger closes for both cash and stock deals. An acquired company's weight in the Index is reallocated pro rata among the remaining Index constituents. Spin-offs are not included in the Index. The value of the spin-off is reallocated to the parent company.

ALPHADEX(R) SECTOR FUNDS

The AlphaDEX(R) Sector Funds will make changes to their portfolios shortly after changes to the StrataQuant(R) Series are released to the public. Investors are able to access the holdings of each AlphaDEX(R) Sector Fund and the composition and compilation methodology of the StrataQuant(R) Series through the AlphaDEX(R) Sector Funds' website at www.ftportfolios.com.

In the event that NYSE Euronext no longer calculates the StrataQuant(R) Series, the StrataQuant(R) Series license is terminated or the identity or character of any equity index of the StrataQuant(R) Series is materially changed, the Board will seek to engage a replacement index. However, if that proves to be impracticable, the Board will take whatever action it deems to be in the best interests of the AlphaDEX(R) Sector Funds. The Board will also take whatever actions it deems to be in the best interests of the AlphaDEX(R) Sector Funds if the AlphaDEX(R) Sector Funds' Shares are delisted.

ALPHADEX(R) STYLE FUNDS
The Defined Index Series was created and trademarked by S&P. The AlphaDEX(R) Style Funds will make changes to their portfolios shortly after changes to the Defined Index Series are released to the public. Investors are able to access the holdings of each AlphaDEX(R) Style Fund and the composition and compilation methodology of the Defined Index Series through the AlphaDEX(R) Style Funds' website at www.ftportfolios.com.

In the event that S&P no longer calculates the Defined Index Series, the Defined Index Series license is terminated or the identity or character of any equity index of the Defined Index Series is materially changed, the Board will seek to engage a replacement index. However, if that proves to be impracticable, the Board will take whatever action it deems to be in the best interests of the AlphaDEX(R) Style Funds. The Board will also take whatever actions it deems to be in the best interests of the AlphaDEX(R) Style Funds if the AlphaDEX(R) Style Funds' Shares are delisted.

                          PREMIUM/DISCOUNT INFORMATION

The tables that follow present information about the differences between each Fund's daily market price on NYSE Arca and its NAV. The "Market Price" of a Fund generally is determined using the midpoint between the highest bid and lowest offer on the Exchange, as of the time a Fund's NAV is calculated. A Fund's Market Price may be at, above, or below its NAV. The NAV of a Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of a Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (generally expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV. A discount is the amount that a Fund is trading below the reported NAV.

The following information shows the frequency distribution of premiums and discounts of the daily bid/ask price of each Fund against each Fund's NAV. The information shown for each Fund is for the period indicated. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. All data presented here represents past performance, which cannot be used to predict future results. Information about the premiums and discounts at which the Funds' Shares have traded is available on the Funds' website at www.ftportfolios.com.


                                     FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND
                                                 BID/ASK MIDPOINT VS. NAV

                                       NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
                                         0.00% - 0.49%        0.50% - 0.99%        1.00% - 1.99%           >= 2.00%
12 Months Ended 12/31/2011                   170                    0                    0                     0
9 Months Ended 9/30/2012                     120                    0                    0                     0


                                         NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
                                         0.00% - 0.49%        0.50% - 0.99%        1.00% - 1.99%           >= 2.00%
12 Months Ended 12/31/2011                    82                    0                    0                     0
9 Months Ended 9/30/2012                      68                    0                    0                     0


                                      108


                                        FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND
                                                 BID/ASK MIDPOINT VS. NAV

                                       NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
                                         0.00% - 0.49%        0.50% - 0.99%        1.00% - 1.99%           >= 2.00%
12 Months Ended 12/31/2011                   179                    0                    0                     0
9 Months Ended 9/30/2012                     116                    0                    0                     0


                                         NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
                                         0.00% - 0.49%        0.50% - 0.99%        1.00% - 1.99%           >= 2.00%
12 Months Ended 12/31/2011                    72                    1                    0                     0
9 Months Ended 9/30/2012                      72                    0                    0                     0





                                             FIRST TRUST ENERGY ALPHADEX(R) FUND
                                                 BID/ASK MIDPOINT VS. NAV

                                       NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
                                         0.00% - 0.49%        0.50% - 0.99%        1.00% - 1.99%           >= 2.00%
12 Months Ended 12/31/2011                   168                    0                    0                     0
9 Months Ended 9/30/2012                     135                    0                    0                     0


                                         NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
                                         0.00% - 0.49%        0.50% - 0.99%        1.00% - 1.99%           >= 2.00%
12 Months Ended 12/31/2011                    83                    1                    0                     0
9 Months Ended 9/30/2012                      53                    0                    0                     0





                                           FIRST TRUST FINANCIALS ALPHADEX(R) FUND
                                                 BID/ASK MIDPOINT VS. NAV

                                       NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
                                         0.00% - 0.49%        0.50% - 0.99%        1.00% - 1.99%           >= 2.00%
12 Months Ended 12/31/2011                   137                    0                    0                     0
9 Months Ended 9/30/2012                     130                    0                    0                     0


                                         NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
                                         0.00% - 0.49%        0.50% - 0.99%        1.00% - 1.99%           >= 2.00%
12 Months Ended 12/31/2011                   115                    0                    0                     0
9 Months Ended 9/30/2012                      58                    0                    0                     0





                                          FIRST TRUST HEALTH CARE ALPHADEX(R) FUND
                                                 BID/ASK MIDPOINT VS. NAV

                                       NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
                                         0.00% - 0.49%        0.50% - 0.99%        1.00% - 1.99%           >= 2.00%
12 Months Ended 12/31/2011                   187                    0                    0                     0
9 Months Ended 9/30/2012                     107                    0                    0                     0


                                         NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
                                         0.00% - 0.49%        0.50% - 0.99%        1.00% - 1.99%           >= 2.00%
12 Months Ended 12/31/2011                    65                    0                    0                     0
9 Months Ended 9/30/2012                      81                    0                    0                     0


                                      109


                                 FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND
                                                 BID/ASK MIDPOINT VS. NAV

                                       NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
                                         0.00% - 0.49%        0.50% - 0.99%        1.00% - 1.99%           >= 2.00%
12 Months Ended 12/31/2011                   146                    0                    0                     0
9 Months Ended 9/30/2012                     126                    0                    0                     0


                                         NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
                                         0.00% - 0.49%        0.50% - 0.99%        1.00% - 1.99%           >= 2.00%
12 Months Ended 12/31/2011                   106                    0                    0                     0
9 Months Ended 9/30/2012                      62                    0                    0                     0





                                           FIRST TRUST MATERIALS ALPHADEX(R) FUND
                                                 BID/ASK MIDPOINT VS. NAV

                                       NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
                                         0.00% - 0.49%        0.50% - 0.99%        1.00% - 1.99%           >= 2.00%
12 Months Ended 12/31/2011                   146                    0                    0                     0
9 Months Ended 9/30/2012                     121                    0                    0                     0


                                         NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
                                         0.00% - 0.49%        0.50% - 0.99%        1.00% - 1.99%           >= 2.00%
12 Months Ended 12/31/2011                   106                    0                    0                     0
9 Months Ended 9/30/2012                      67                    0                    0                     0





                                           FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND
                                                 BID/ASK MIDPOINT VS. NAV

                                       NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
                                         0.00% - 0.49%        0.50% - 0.99%        1.00% - 1.99%           >= 2.00%
12 Months Ended 12/31/2011                   174                    0                    0                     0
9 Months Ended 9/30/2012                     132                    0                    0                     0

                                         NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
                                         0.00% - 0.49%        0.50% - 0.99%        1.00% - 1.99%           >= 2.00%
12 Months Ended 12/31/2011                    78                    0                    0                     0
9 Months Ended 9/30/2012                      56                    0                    0                     0





                                           FIRST TRUST UTILITIES ALPHADEX(R) FUND
                                                 BID/ASK MIDPOINT VS. NAV

                                       NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
                                         0.00% - 0.49%        0.50% - 0.99%        1.00% - 1.99%           >= 2.00%
12 Months Ended 12/31/2011                   213                    0                    0                     0
9 Months Ended 9/30/2012                     106                    0                    0                     0


                                         NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
                                         0.00% - 0.49%        0.50% - 0.99%        1.00% - 1.99%           >= 2.00%
12 Months Ended 12/31/2011                    39                    0                    0                     0
9 Months Ended 9/30/2012                      82                    0                    0                     0


                                      110


                                         FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND
                                                 BID/ASK MIDPOINT VS. NAV

                                       NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
                                         0.00% - 0.49%        0.50% - 0.99%        1.00% - 1.99%           >= 2.00%
12 Months Ended 12/31/2011                   197                    2                    0                     0
9 Months Ended 9/30/2012                     149                    0                    0                     0


                                         NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
                                         0.00% - 0.49%        0.50% - 0.99%        1.00% - 1.99%           >= 2.00%
12 Months Ended 12/31/2011                    53                    0                    0                     0
9 Months Ended 9/30/2012                      39                    0                    0                     0





                                          FIRST TRUST MID CAP CORE ALPHADEX(R) FUND
                                                 BID/ASK MIDPOINT VS. NAV

                                       NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
                                         0.00% - 0.49%        0.50% - 0.99%        1.00% - 1.99%           >= 2.00%
12 Months Ended 12/31/2011                   174                    0                    0                     0
9 Months Ended 9/30/2012                     128                    0                    0                     0


                                         NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
                                         0.00% - 0.49%        0.50% - 0.99%        1.00% - 1.99%           >= 2.00%
12 Months Ended 12/31/2011                    78                    0                    0                     0
9 Months Ended 9/30/2012                      60                    0                    0                     0





                                         FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND
                                                 BID/ASK MIDPOINT VS. NAV

                                       NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
                                         0.00% - 0.49%        0.50% - 0.99%        1.00% - 1.99%           >= 2.00%
12 Months Ended 12/31/2011                   172                    0                    0                     0
9 Months Ended 9/30/2012                     126                    0                    0                     0


                                         NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
                                         0.00% - 0.49%        0.50% - 0.99%        1.00% - 1.99%           >= 2.00%
12 Months Ended 12/31/2011                    79                    1                    0                     0
9 Months Ended 9/30/2012                      62                    0                    0                     0





                                        FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND
                                                 BID/ASK MIDPOINT VS. NAV

                                       NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
                                         0.00% - 0.49%        0.50% - 0.99%        1.00% - 1.99%           >= 2.00%
12 Months Ended 12/31/2011                   207                    0                    0                     0
9 Months Ended 9/30/2012                     142                    0                    0                     0


                                         NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
                                         0.00% - 0.49%        0.50% - 0.99%        1.00% - 1.99%           >= 2.00%
12 Months Ended 12/31/2011                    45                    0                    0                     0
9 Months Ended 9/30/2012                      46                    0                    0                     0


                                      111


                                        FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND
                                                 BID/ASK MIDPOINT VS. NAV

                                       NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
                                         0.00% - 0.49%        0.50% - 0.99%        1.00% - 1.99%           >= 2.00%
12 Months Ended 12/31/2011                   190                    0                    0                     0
9 Months Ended 9/30/2012                      86                    0                    0                     0


                                         NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
                                         0.00% - 0.49%        0.50% - 0.99%        1.00% - 1.99%           >= 2.00%
12 Months Ended 12/31/2011                    62                    0                    0                     0
9 Months Ended 9/30/2012                     102                    0                    0                     0





                                        FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND
                                                 BID/ASK MIDPOINT VS. NAV

                                       NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
                                         0.00% - 0.49%        0.50% - 0.99%        1.00% - 1.99%           >= 2.00%
12 Months Ended 12/31/2011                   171                    0                    0                     0
9 Months Ended 9/30/2012                      98                    0                    0                     0


                                         NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
                                         0.00% - 0.49%        0.50% - 0.99%        1.00% - 1.99%           >= 2.00%
12 Months Ended 12/31/2011                    80                    1                    0                     0
9 Months Ended 9/30/2012                      90                    0                    0                     0





                                        FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND
                                                 BID/ASK MIDPOINT VS. NAV

                                       NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
                                         0.00% - 0.49%        0.50% - 0.99%        1.00% - 1.99%           >= 2.00%
12 Months Ended 12/31/2011                   156                    0                    0                     0
9 Months Ended 9/30/2012                     125                    0                    0                     0


                                         NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
                                         0.00% - 0.49%        0.50% - 0.99%        1.00% - 1.99%           >= 2.00%
12 Months Ended 12/31/2011                    96                    0                    0                     0
9 Months Ended 9/30/2012                      63                    0                    0                     0





                                         FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND
                                                 BID/ASK MIDPOINT VS. NAV

                                       NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
                                         0.00% - 0.49%        0.50% - 0.99%        1.00% - 1.99%           >= 2.00%
For the Period 4/20/2011 - 12/31/2011*       158                    0                    0                     0
9 Months Ended 9/30/2012                     146                    1                    0                     0


                                         NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
                                         0.00% - 0.49%        0.50% - 0.99%        1.00% - 1.99%           >= 2.00%
For the Period 4/20/2011 - 12/31/2011*        19                    0                    0                     0
9 Months Ended 9/30/2012                      41                    0                    0                     0


                                      112


                                         FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND
                                                 BID/ASK MIDPOINT VS. NAV

                                       NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
                                         0.00% - 0.49%        0.50% - 0.99%        1.00% - 1.99%           >= 2.00%
For the Period 4/20/2011 - 12/31/2011*       134                    0                    0                     0
9 Months Ended 9/30/2012                     165                    1                    0                     0


                                         NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
                                         0.00% - 0.49%        0.50% - 0.99%        1.00% - 1.99%           >= 2.00%
For the Period 4/20/2011 - 12/31/2011*        43                    0                    0                     0
9 Months Ended 9/30/2012                      22                    0                    0                     0





                                        FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND
                                                 BID/ASK MIDPOINT VS. NAV

                                       NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
                                         0.00% - 0.49%        0.50% - 0.99%        1.00% - 1.99%           >= 2.00%
For the Period 4/20/2011 - 12/31/2011*        99                    0                    0                     0
9 Months Ended 9/30/2012                     125                    5                    0                     0


                                         NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
                                         0.00% - 0.49%        0.50% - 0.99%        1.00% - 1.99%           >= 2.00%
For the Period 4/20/2011 - 12/31/2011*        78                    0                    0                     0
9 Months Ended 9/30/2012                      57                    1                    0                     0





                                        FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND
                                                 BID/ASK MIDPOINT VS. NAV

                                       NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
                                         0.00% - 0.49%        0.50% - 0.99%        1.00% - 1.99%           >= 2.00%
For the Period 4/20/2011 - 12/31/2011*       113                    0                    0                     0
9 Months Ended 9/30/2012                     125                    4                    0                     0


                                         NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
                                         0.00% - 0.49%        0.50% - 0.99%        1.00% - 1.99%           >= 2.00%
For the Period 4/20/2011 - 12/31/2011*        64                    0                    0                     0
9 Months Ended 9/30/2012                      56                    3                    0                     0





                                            FIRST TRUST MEGA CAP ALPHADEX(R) FUND
                                                 BID/ASK MIDPOINT VS. NAV

                                       NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
                                         0.00% - 0.49%        0.50% - 0.99%        1.00% - 1.99%           >= 2.00%
For the Period 5/12/2011 - 12/31/2011**      116                    0                    0                     0
9 Months Ended 9/30/2012                     130                    0                    0                     0


                                         NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
                                         0.00% - 0.49%        0.50% - 0.99%        1.00% - 1.99%           >= 2.00%
For the Period 5/12/2011 - 12/31/2011**       45                    0                    0                     0
9 Months Ended 9/30/2012                      58                    0                    0                     0



*   Trading commenced on April 20, 2011
**  Trading commenced on May 12, 2011

                            TOTAL RETURN INFORMATION

The tables below compare the total return of each Fund to the total return of the Index on which it is based. The information presented for each Fund is for the period indicated. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by First Trust.

"Average annual total returns" represent the average annual change in the value of an investment over the period indicated. "Cumulative total returns" represent the total change in value of an investment over the period indicated. The NAV per Share of a Fund is the value of one Share of a Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding Shares. The NAV return is based on the NAV per Share of a Fund, and the market return is based on the market price per Share of a Fund. The price used to calculate market return ("Market Price") generally is determined by using the midpoint between the highest bid and the lowest offer on the Exchange on which the Shares of a Fund are listed for trading, as of the time that a Fund's NAV is calculated. Since the Shares of each Fund typically do not trade in the secondary market until several days after a Fund's inception, for the period from inception to the first day of secondary market trading in Shares of a Fund, the NAV of a Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in a Fund at Market Price and NAV, respectively. An Index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns reflect the reinvestment of dividends on securities in the Indices. The returns shown in the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Shares of a Fund. The investment return and principal value of Shares of a Fund will vary with changes in market conditions. Shares of a Fund may be worth more or less than their original cost when they are redeemed or sold in the market. A Fund's past performance is no guarantee of future results.


                                     FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND

                                                AVERAGE ANNUAL TOTAL RETURNS                CUMULATIVE TOTAL RETURNS
                                                                   INCEPTION                                  INCEPTION
                         1 YEAR ENDED        5 YEARS ENDED          (5/8/07)             5 YEARS ENDED         (5/8/07)
                            7/31/12             7/31/12            TO 7/31/12               7/31/12           TO 7/31/12
FUND PERFORMANCE
NAV                          -3.06%               2.38%               1.10%                  12.50%               5.92%
Market Price                 -3.16%               2.35%               1.09%                  12.32%               5.81%
INDEX PERFORMANCE
StrataQuant(R) Consumer
   Discretionary Index       -2.45%               3.15%               1.88%                  16.78%              10.23%




                                        FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND

                                                AVERAGE ANNUAL TOTAL RETURNS                CUMULATIVE TOTAL RETURNS
                                                                   INCEPTION                                  INCEPTION
                         1 YEAR ENDED        5 YEARS ENDED          (5/8/07)             5 YEARS ENDED         (5/8/07)
                            7/31/12             7/31/12            TO 7/31/12               7/31/12           TO 7/31/12
FUND PERFORMANCE
NAV                          -3.03%               5.44%               4.29%                  30.35%              24.55%
Market Price                 -3.11%               5.42%               4.26%                  30.18%              24.38%
INDEX PERFORMANCE
StrataQuant(R) Consumer
   Staples Index             -1.97%               6.29%               5.13%                  35.68%              29.89%


                                      114


                                             FIRST TRUST ENERGY ALPHADEX(R) FUND

                                                AVERAGE ANNUAL TOTAL RETURNS                CUMULATIVE TOTAL RETURNS
                                                                   INCEPTION                                  INCEPTION
                         1 YEAR ENDED        5 YEARS ENDED          (5/8/07)             5 YEARS ENDED         (5/8/07)
                            7/31/12             7/31/12            TO 7/31/12               7/31/12           TO 7/31/12
FUND PERFORMANCE
NAV                         -21.50%              -1.78%              -1.02%                  -8.60%              -5.22%
Market Price                -21.61%              -1.80%              -1.03%                  -8.70%              -5.27%
INDEX PERFORMANCE
StrataQuant(R) Energy Index   -20.90%              -1.08%              -0.32%                  -5.30%              -1.64%




                                           FIRST TRUST FINANCIALS ALPHADEX(R) FUND

                                                AVERAGE ANNUAL TOTAL RETURNS                CUMULATIVE TOTAL RETURNS
                                                                   INCEPTION                                  INCEPTION
                         1 YEAR ENDED        5 YEARS ENDED          (5/8/07)             5 YEARS ENDED         (5/8/07)
                            7/31/12             7/31/12            TO 7/31/12               7/31/12           TO 7/31/12
FUND PERFORMANCE
NAV                           4.57%              -2.47%              -4.40%                 -11.74%             -20.96%
Market Price                  4.65%              -2.49%              -4.40%                 -11.84%             -20.97%
INDEX PERFORMANCE
StrataQuant(R) Financials Index 5.43%              -1.56%              -3.49%                  -7.56%             -16.94%


                                          FIRST TRUST HEALTH CARE ALPHADEX(R) FUND

                                                AVERAGE ANNUAL TOTAL RETURNS                CUMULATIVE TOTAL RETURNS
                                                                   INCEPTION                                  INCEPTION
                         1 YEAR ENDED        5 YEARS ENDED          (5/8/07)             5 YEARS ENDED         (5/8/07)
                            7/31/12             7/31/12            TO 7/31/12               7/31/12           TO 7/31/12
FUND PERFORMANCE
NAV                           5.17%               9.08%               8.12%                  54.43%              50.41%
Market Price                  5.10%               9.05%               8.11%                  54.22%              50.36%
INDEX PERFORMANCE
StrataQuant(R) Health Care
   Index                      5.83%               9.92%               8.97%                  60.47%              56.69%


                                 FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND

                                                AVERAGE ANNUAL TOTAL RETURNS                CUMULATIVE TOTAL RETURNS
                                                                   INCEPTION                                  INCEPTION
                         1 YEAR ENDED        5 YEARS ENDED          (5/8/07)             5 YEARS ENDED         (5/8/07)
                            7/31/12             7/31/12            TO 7/31/12               7/31/12           TO 7/31/12
FUND PERFORMANCE
NAV                          -0.72%              -0.55%              -1.63%                  -2.73%              -8.23%
Market Price                 -0.55%              -0.60%              -1.63%                  -2.98%              -8.22%
INDEX PERFORMANCE
StrataQuant(R) Industrials
   Index                      0.10%               0.20%              -0.87%                   0.99%              -4.49%


                                           FIRST TRUST MATERIALS ALPHADEX(R) FUND

                                                AVERAGE ANNUAL TOTAL RETURNS                CUMULATIVE TOTAL RETURNS
                                                                   INCEPTION                                  INCEPTION
                         1 YEAR ENDED        5 YEARS ENDED          (5/8/07)             5 YEARS ENDED         (5/8/07)
                            7/31/12             7/31/12            TO 7/31/12               7/31/12           TO 7/31/12
FUND PERFORMANCE
NAV                          -4.78%               3.81%               3.81%                  20.57%              21.59%
Market Price                 -4.94%               3.79%               3.79%                  20.46%              21.48%
INDEX PERFORMANCE
StrataQuant(R) Materials
   Index                     -3.91%               4.62%               4.62%                  25.35%              26.65%


                                      115


                                           FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND

                                                AVERAGE ANNUAL TOTAL RETURNS                CUMULATIVE TOTAL RETURNS
                                                                   INCEPTION                                  INCEPTION
                         1 YEAR ENDED        5 YEARS ENDED          (5/8/07)             5 YEARS ENDED         (5/8/07)
                            7/31/12             7/31/12            TO 7/31/12               7/31/12           TO 7/31/12
FUND PERFORMANCE
NAV                          -3.80%               0.50%               0.92%                   2.52%               4.93%
Market Price                 -3.85%               0.51%               0.92%                   2.57%               4.88%
INDEX PERFORMANCE
StrataQuant(R) Technology
   Index                     -3.02%               1.40%               1.82%                   7.17%               9.87%


                                           FIRST TRUST UTILITIES ALPHADEX(R) FUND

                                                AVERAGE ANNUAL TOTAL RETURNS                CUMULATIVE TOTAL RETURNS
                                                                   INCEPTION                                  INCEPTION
                         1 YEAR ENDED        5 YEARS ENDED          (5/8/07)             5 YEARS ENDED         (5/8/07)
                            7/31/12             7/31/12            TO 7/31/12               7/31/12           TO 7/31/12
FUND PERFORMANCE
NAV                           6.65%               3.20%               1.40%                  17.07%               7.53%
Market Price                  6.65%               3.20%               1.40%                  17.06%               7.52%
INDEX PERFORMANCE
StrataQuant(R) Utilities
   Index                      7.55%               4.08%               2.27%                  22.15%              12.44%

                                         FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND

                                                AVERAGE ANNUAL TOTAL RETURNS                CUMULATIVE TOTAL RETURNS
                                                                   INCEPTION                                  INCEPTION
                         1 YEAR ENDED        5 YEARS ENDED          (5/8/07)             5 YEARS ENDED         (5/8/07)
                            7/31/12             7/31/12            TO 7/31/12               7/31/12           TO 7/31/12
FUND PERFORMANCE
NAV                           2.20%               1.12%               0.21%                   5.74%               1.09%
Market Price                  2.24%               1.13%               0.20%                   5.76%               1.07%
INDEX PERFORMANCE
Defined Large Cap Core
   Index                      2.97%               1.89%               0.97%                   9.81%               5.19%


                                          FIRST TRUST MID CAP CORE ALPHADEX(R) FUND

                                                AVERAGE ANNUAL TOTAL RETURNS                CUMULATIVE TOTAL RETURNS
                                                                   INCEPTION                                  INCEPTION
                         1 YEAR ENDED        5 YEARS ENDED          (5/8/07)             5 YEARS ENDED         (5/8/07)
                            7/31/12             7/31/12            TO 7/31/12               7/31/12           TO 7/31/12
FUND PERFORMANCE
NAV                           0.66%               4.32%               3.17%                  23.56%              17.71%
Market Price                  0.63%               4.31%               3.15%                  23.49%              17.61%
INDEX PERFORMANCE
Defined Mid Cap Core
   Index                      1.46%               5.12%               3.95%                  28.38%              22.47%


                                         FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND

                                                AVERAGE ANNUAL TOTAL RETURNS                CUMULATIVE TOTAL RETURNS
                                                                   INCEPTION                                  INCEPTION
                         1 YEAR ENDED        5 YEARS ENDED          (5/8/07)             5 YEARS ENDED         (5/8/07)
                            7/31/12             7/31/12            TO 7/31/12               7/31/12           TO 7/31/12
FUND PERFORMANCE
NAV                           1.42%               2.38%               1.14%                  12.46%               6.09%
Market Price                  1.46%               2.39%               1.13%                  12.55%               6.05%
INDEX PERFORMANCE
Defined Small Cap Core
   Index                      2.16%               3.22%               1.98%                  17.19%              10.80%


                                      116


                                        FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND

                                                AVERAGE ANNUAL TOTAL RETURNS                CUMULATIVE TOTAL RETURNS
                                                                   INCEPTION                                  INCEPTION
                         1 YEAR ENDED        5 YEARS ENDED          (5/8/07)             5 YEARS ENDED         (5/8/07)
                            7/31/12             7/31/12            TO 7/31/12               7/31/12           TO 7/31/12
FUND PERFORMANCE
NAV                           4.96%               1.57%               0.41%                   8.12%               2.17%
Market Price                  4.89%               1.52%               0.40%                   7.81%               2.10%
INDEX PERFORMANCE
Defined Large Cap Value
   Index                      5.79%               2.40%               1.22%                  12.61%               6.55%


                                        FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND

                                                AVERAGE ANNUAL TOTAL RETURNS                CUMULATIVE TOTAL RETURNS
                                                                   INCEPTION                                  INCEPTION
                         1 YEAR ENDED        5 YEARS ENDED          (5/8/07)             5 YEARS ENDED         (5/8/07)
                            7/31/12             7/31/12            TO 7/31/12               7/31/12           TO 7/31/12
FUND PERFORMANCE
NAV                          -1.89%               0.12%              -0.39%                   0.58%              -2.03%
Market Price                 -1.82%               0.09%              -0.39%                   0.44%              -2.00%
INDEX PERFORMANCE
Defined Large Cap Growth
   Index                     -1.14%               0.87%               0.36%                   4.45%               1.91%


                                        FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND

                                                AVERAGE ANNUAL TOTAL RETURNS                CUMULATIVE TOTAL RETURNS
                                                                   INCEPTION                                  INCEPTION
                         1 YEAR ENDED        5 YEARS ENDED          (5/8/07)             5 YEARS ENDED         (5/8/07)
                            7/31/12             7/31/12            TO 7/31/12               7/31/12           TO 7/31/12
FUND PERFORMANCE
NAV                           3.62%               2.84%               1.34%                  15.05%               7.19%
Market Price                  3.62%               2.75%               1.32%                  14.52%               7.08%
INDEX PERFORMANCE
Defined Multi Cap Value
   Index                      4.46%               3.68%               2.16%                  19.82%              11.84%


                                        FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND

                                                AVERAGE ANNUAL TOTAL RETURNS                CUMULATIVE TOTAL RETURNS
                                                                   INCEPTION                                  INCEPTION
                         1 YEAR ENDED        5 YEARS ENDED          (5/8/07)             5 YEARS ENDED         (5/8/07)
                            7/31/12             7/31/12            TO 7/31/12               7/31/12           TO 7/31/12
FUND PERFORMANCE
NAV                          -1.10%               1.45%               0.99%                   7.46%               5.28%
Market Price                 -1.13%               1.41%               0.98%                   7.24%               5.21%
INDEX PERFORMANCE
Defined Multi Cap Growth
   Index                     -0.31%               2.23%               1.77%                  11.66%               9.63%


                                         FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND

                                                                     AVERAGE ANNUAL TOTAL RETURNS  CUMULATIVE TOTAL RETURNS
                                                       1 YEAR             INCEPTION (4/19/11)         INCEPTION (4/19/11)
                                                    ENDED 7/31/12             TO 7/31/12                  TO 7/31/12
FUND PERFORMANCE
NAV                                                      3.23%                 -0.50%                        -0.64%
Market Price                                             3.28%                 -0.38%                        -0.49%
INDEX PERFORMANCE
Defined Mid Cap Value Index                              4.04%                  0.28%                         0.36%


                                      117


                                         FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND

                                                                     AVERAGE ANNUAL TOTAL RETURNS  CUMULATIVE TOTAL RETURNS
                                                       1 YEAR             INCEPTION (4/19/11)         INCEPTION (4/19/11)
                                                    ENDED 7/31/12             TO 7/31/12                  TO 7/31/12
FUND PERFORMANCE
NAV                                                     -2.11%                 -2.56%                        -3.27%
Market Price                                            -2.16%                 -2.52%                        -3.22%
INDEX PERFORMANCE
Defined Mid Cap Growth Index                            -1.40%                 -1.84%                        -2.36%




                                        FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND

                                                                     AVERAGE ANNUAL TOTAL RETURNS  CUMULATIVE TOTAL RETURNS
                                                       1 YEAR             INCEPTION (4/19/11)         INCEPTION (4/19/11)
                                                    ENDED 7/31/12             TO 7/31/12                  TO 7/31/12
FUND PERFORMANCE
NAV                                                      0.75%                  0.03%                         0.04%
Market Price                                             0.45%                 -0.04%                        -0.06%
INDEX PERFORMANCE
Defined Small Cap Value Index                            1.53%                  0.80%                         1.02%


                                        FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND

                                                                     AVERAGE ANNUAL TOTAL RETURNS  CUMULATIVE TOTAL RETURNS
                                                       1 YEAR             INCEPTION (4/19/11)         INCEPTION (4/19/11)
                                                    ENDED 7/31/12             TO 7/31/12                  TO 7/31/12
FUND PERFORMANCE
NAV                                                      2.38%                  1.22%                         1.57%
Market Price                                             2.08%                  1.11%                         1.42%
INDEX PERFORMANCE
Defined Small Cap Growth Index                           3.13%                  1.97%                         2.53%


                                            FIRST TRUST MEGA CAP ALPHADEX(R) FUND

                                                                     AVERAGE ANNUAL TOTAL RETURNS  CUMULATIVE TOTAL RETURNS
                                                       1 YEAR             INCEPTION (5/11/11)         INCEPTION (5/11/11)
                                                    ENDED 7/31/12             TO 7/31/12                  TO 7/31/12
FUND PERFORMANCE
NAV                                                     -3.78%                 -6.19%                        -7.51%
Market Price                                            -3.78%                 -6.19%                        -7.51%
INDEX PERFORMANCE
Defined Mega Cap Index                                  -2.94%                 -5.36%                        -6.51%


                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Fund's financial performance for the periods shown. Certain information reflects financial results for a single Share of each Fund. The total returns represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the periods indicated has been derived from financial statements audited by Deloitte & Touche LLP, whose reports, along with each Fund's financial statements, are included in the Annual Reports to Shareholders dated July 31, 2012 and are incorporated by reference in the Funds' SAI, which is available upon request.

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND

                                                    FOR THE        FOR THE         FOR THE       FOR THE       FOR THE
                                                  YEAR ENDED     YEAR ENDED      YEAR ENDED    YEAR ENDED    YEAR ENDED
                                                 JULY 31, 2012  JULY 31, 2011   JULY 31, 2010 JULY 31, 2009 JULY 31, 2008
                                                 -------------  -------------   ------------- ------------- -------------
Net asset value, beginning of period              $   21.35      $    15.91      $   12.77     $    14.19    $   18.83
                                                 -------------  -------------   ------------- ------------- -------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           0.18            0.08           0.06           0.10         0.08
Net realized and unrealized gain (loss)               (0.84)           5.44           3.14          (1.42)       (4.64)
                                                 -------------  -------------   ------------- ------------- -------------
Total from investment operations                      (0.66)           5.52           3.20          (1.32)       (4.56)
                                                 -------------  -------------   ------------- ------------- -------------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                 (0.17)          (0.08)         (0.06)         (0.10)       (0.08)
Return of capital                                        --              --          (0.00)(c)      (0.00)(c)       --
                                                 -------------  -------------   ------------- ------------- -------------
Total distributions                                   (0.17)          (0.08)         (0.06)         (0.10)       (0.08)
                                                 -------------  -------------   ------------- ------------- -------------

Net asset value, end of period                    $   20.52      $    21.35      $   15.91     $    12.77    $   14.19
                                                 =============  =============   ============= ============= =============

TOTAL RETURN (a)                                      (3.06)%         34.75%         25.08%         (9.12)%     (24.24)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)              $ 424,739      $  625,596      $ 136,855     $    6,386    $   3,547
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets          0.72%           0.73%          0.86%          1.59%        3.36%
Ratio of net expenses to average net assets            0.70%           0.70%          0.70%          0.70%        0.70%
Ratio of net investment income (loss) to average
   net assets                                          0.84%           0.44%          0.47%          1.00%        0.58%
Portfolio turnover rate (b)                              98%             90%           114%           133%          91%




FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND

                                                    FOR THE        FOR THE         FOR THE       FOR THE       FOR THE
                                                  YEAR ENDED     YEAR ENDED      YEAR ENDED    YEAR ENDED    YEAR ENDED
                                                 JULY 31, 2012  JULY 31, 2011   JULY 31, 2010 JULY 31, 2009 JULY 31, 2008
                                                 -------------  -------------   ------------- ------------- -------------

Net asset value, beginning of period              $   24.49      $    18.82      $   16.39     $    17.96    $   19.11
                                                 -------------  -------------   ------------- ------------- -------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           0.42            0.17           0.18           0.25         0.21
Net realized and unrealized gain (loss)               (1.16)           5.68           2.43          (1.57)       (1.14)
                                                 -------------  -------------   ------------- ------------- -------------
Total from investment operations                      (0.74)           5.85           2.61          (1.32)       (0.93)

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                 (0.25)          (0.18)         (0.18)         (0.25)       (0.22)
                                                 -------------  -------------   ------------- ------------- -------------

Net asset value, end of period                    $   23.50      $    24.49      $   18.82     $    16.39    $   17.96
                                                 =============  =============   ============= ============= =============

TOTAL RETURN (a)                                      (3.03)%         31.21%         15.97%         (7.14)%      (4.86)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)              $ 347,740      $  249,781      $  25,406     $    9,017    $   2,695
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets          0.74%           0.79%          0.98%          1.30%        2.55%
Ratio of net expenses to average net assets            0.70%           0.70%          0.70%          0.70%        0.70%
Ratio of net investment income to average
   net assets                                          1.97%           0.80%          1.18%          1.99%        1.10%
Portfolio turnover rate (b)                             126%            108%            95%           145%          96%


(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions. (c) Amount represents less than $0.01 per share.


                                      119


FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


FIRST TRUST ENERGY ALPHADEX(R) FUND

                                                    FOR THE        FOR THE         FOR THE       FOR THE       FOR THE
                                                  YEAR ENDED     YEAR ENDED      YEAR ENDED    YEAR ENDED    YEAR ENDED
                                                 JULY 31, 2012  JULY 31, 2011   JULY 31, 2010 JULY 31, 2009 JULY 31, 2008
                                                 -------------  -------------   ------------- ------------- -------------

Net asset value, beginning of period              $   23.75      $    16.05      $   13.62     $    23.85    $   20.74
                                                 -------------  -------------   ------------- ------------- -------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           0.14            0.10           0.06           0.03         0.12
Net realized and unrealized gain (loss)               (5.25)           7.71           2.42         (10.23)        3.12
                                                 -------------  -------------   ------------- ------------- -------------
Total from investment operations                      (5.11)           7.81           2.48         (10.20)        3.24
                                                 -------------  -------------   ------------- ------------- -------------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                 (0.13)          (0.11)         (0.05)         (0.03)       (0.13)
Net realized gain                                        --              --             --             --        (0.00)(c)
Return of capital                                        --              --             --          (0.00)(c)       --
                                                 -------------  -------------   ------------- ------------- -------------
Total distributions                                   (0.13)          (0.11)         (0.05)         (0.03)       (0.13)
                                                 -------------  -------------   ------------- ------------- -------------

Net asset value, end of period                    $   18.51      $    23.75      $   16.05     $    13.62    $   23.85
                                                 =============  =============   ============= ============= =============

TOTAL RETURN (a)                                     (21.50)%         48.70%         18.26%        (42.74)%      15.62%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)              $ 123,065      $  168,610      $  44,149     $    9,531    $   8,347
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets          0.76%           0.75%          0.89%          1.35%        1.80%
Ratio of net expenses to average net assets            0.70%           0.70%          0.70%          0.70%        0.70%
Ratio of net investment income (loss) to average
   net assets                                          0.63%           0.42%          0.36%          0.24%        0.48%
Portfolio turnover rate (b)                              90%            101%           103%           116%          67%




FIRST TRUST FINANCIALS ALPHADEX(R) FUND

                                                    FOR THE        FOR THE         FOR THE       FOR THE       FOR THE
                                                  YEAR ENDED     YEAR ENDED      YEAR ENDED    YEAR ENDED    YEAR ENDED
                                                 JULY 31, 2012  JULY 31, 2011   JULY 31, 2010 JULY 31, 2009 JULY 31, 2008
                                                 -------------  -------------   ------------- ------------- -------------

Net asset value, beginning of period              $   14.04      $    13.02      $   10.37     $    12.41    $   17.91
                                                 -------------  -------------   ------------- ------------- -------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           0.21            0.30           0.11           0.18         0.29
Net realized and unrealized gain (loss)                0.42            1.05           2.65          (2.05)       (5.44)
                                                 -------------  -------------   ------------- ------------- -------------
Total from investment operations                       0.63            1.35           2.76          (1.87)       (5.15)

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                 (0.20)          (0.33)         (0.11)         (0.17)       (0.35)
                                                 -------------  -------------   ------------- ------------- -------------

Net asset value, end of period                    $   14.47      $    14.04      $   13.02     $    10.37    $   12.41
                                                 =============  =============   ============= ============= =============

TOTAL RETURN (a)                                       4.57%          10.25%         26.68%        (14.94)%     (28.95)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)              $ 208,369      $  100,380      $ 126,257     $    8,295    $   1,861
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets          0.74%           0.74%          0.87%          1.50%        3.89%
Ratio of net expenses to average net assets            0.70%           0.70%          0.70%          0.70%        0.70%
Ratio of net investment income to average
   net assets                                          1.61%           1.68%          1.43%          2.49%        2.13%
Portfolio turnover rate (b)                              93%             62%            89%           140%          74%


(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(c)    Amount represents less than $0.01 per share.


                                      120


FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


FIRST TRUST HEALTH CARE ALPHADEX(R) FUND

                                                    FOR THE        FOR THE         FOR THE       FOR THE       FOR THE
                                                  YEAR ENDED     YEAR ENDED      YEAR ENDED    YEAR ENDED    YEAR ENDED
                                                 JULY 31, 2012  JULY 31, 2011   JULY 31, 2010 JULY 31, 2009 JULY 31, 2008
                                                 -------------  -------------   ------------- ------------- -------------

Net asset value, beginning of period              $   28.54      $    21.56      $   17.66     $    18.93    $   19.48
                                                 -------------  -------------   ------------- ------------- -------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           0.02            0.01          (0.03)         (0.02)       (0.03)
Net realized and unrealized gain (loss)                1.46            7.03           3.93          (1.25)       (0.52)
                                                 -------------  -------------   ------------- ------------- -------------
Total from investment operations                       1.48            7.04           3.90          (1.27)       (0.55)

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                 (0.02)          (0.06)            --             --           --
                                                 -------------  -------------   ------------- ------------- -------------
Net asset value, end of period                    $   30.00      $    28.54      $   21.56     $    17.66    $   18.93
                                                 =============  =============   ============= ============= =============

TOTAL RETURN (a)                                       5.17%          32.67%         22.08%         (6.71)%      (2.82)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)              $ 532,448      $  241,135      $  47,439     $   15,015    $   8,521
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets          0.73%           0.75%          0.87%          1.15%        2.03%
Ratio of net expenses to average net assets            0.70%           0.70%          0.70%          0.70%        0.70%
Ratio of net investment income (loss) to average
   net assets                                          0.07%           0.01%         (0.19)%        (0.17)%      (0.34)%
Portfolio turnover rate (b)                             109%            116%            87%           138%          89%




FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND

                                                    FOR THE        FOR THE         FOR THE       FOR THE       FOR THE
                                                  YEAR ENDED     YEAR ENDED      YEAR ENDED    YEAR ENDED    YEAR ENDED
                                                 JULY 31, 2012  JULY 31, 2011   JULY 31, 2010 JULY 31, 2009 JULY 31, 2008
                                                 -------------  -------------   ------------- ------------- -------------

Net asset value, beginning of period              $   18.06      $    15.42      $   12.03     $    17.54    $   18.87
                                                 -------------  -------------   ------------- ------------- -------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           0.16            0.08           0.11           0.10         0.05
Net realized and unrealized gain (loss)               (0.29)           2.65           3.39          (5.52)       (1.33)
                                                 -------------  -------------   ------------- ------------- -------------
Total from investment operations                      (0.13)           2.73           3.50          (5.42)       (1.28)

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                 (0.17)          (0.09)         (0.11)         (0.09)       (0.05)
                                                 -------------  -------------   ------------- ------------- -------------

Net asset value, end of period                    $   17.76      $    18.06      $   15.42     $    12.03    $   17.54
                                                 =============  =============   ============= ============= =============

TOTAL RETURN (a)                                      (0.72)%         17.68%         29.16%        (30.83)%      (6.82)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)              $ 103,876      $   65,913      $  30,845     $    5,412    $   4,384
Ratios to average net assets:
Ratio of total expenses to average net assets          0.78%           0.79%          0.99%          1.63%        1.90%
Ratio of net expenses to average net assets            0.70%           0.70%          0.70%          0.70%        0.70%
Ratio of net investment income (loss) to average
   net assets                                          0.77%           0.47%          0.95%          0.99%        0.29%
Portfolio turnover rate (b)                              97%            102%            95%           153%          81%


(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                                      121


FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


FIRST TRUST MATERIALS ALPHADEX(R) FUND

                                                    FOR THE        FOR THE         FOR THE       FOR THE       FOR THE
                                                  YEAR ENDED     YEAR ENDED      YEAR ENDED    YEAR ENDED    YEAR ENDED
                                                 JULY 31, 2012  JULY 31, 2011   JULY 31, 2010 JULY 31, 2009 JULY 31, 2008
                                                 -------------  -------------   ------------- ------------- -------------

Net asset value, beginning of period              $   24.22      $    19.98      $   15.26     $    21.90    $   20.17
                                                 -------------  -------------   ------------- ------------- -------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           0.29            0.22           0.25           0.20         0.16
Net realized and unrealized gain (loss)               (1.45)           4.40           4.72          (6.64)        1.75
                                                 -------------  -------------   ------------- ------------- -------------
Total from investment operations                      (1.16)           4.62           4.97          (6.44)        1.91

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                 (0.27)          (0.38)         (0.25)         (0.20)       (0.18)
                                                 -------------  -------------   ------------- ------------- -------------

Net asset value, end of period                    $   22.79      $    24.22      $   19.98     $    15.26    $   21.90
                                                 =============  =============   ============= ============= =============

TOTAL RETURN (a)                                      (4.78)%         23.12%         32.72%        (29.20)%       9.44%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)              $ 144,689      $  588,549      $ 148,839     $    9,922    $   5,474
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets          0.73%           0.73%          0.84%          1.40%        2.33%
Ratio of net expenses to average net assets            0.70%           0.70%          0.70%          0.70%        0.70%
Ratio of net investment income (loss) to average
   net assets                                          1.14%           0.77%          1.15%         1.46%         0.75%
Portfolio turnover rate (b)                              92%            116%            90%           153%          59%




FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND

                                                    FOR THE        FOR THE         FOR THE       FOR THE       FOR THE
                                                  YEAR ENDED     YEAR ENDED      YEAR ENDED    YEAR ENDED    YEAR ENDED
                                                 JULY 31, 2012  JULY 31, 2011   JULY 31, 2010 JULY 31, 2009 JULY 31, 2008
                                                 -------------  -------------   ------------- ------------- -------------

Net asset value, beginning of period              $   21.81      $    18.12      $   14.47     $    17.63    $   20.47
                                                 -------------  -------------   ------------- ------------- -------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          (0.01)          (0.02)         (0.04)         (0.02)       (0.02)
Net realized and unrealized gain (loss)               (0.82)           3.72           3.69          (3.14)       (2.82)
                                                 -------------  -------------   ------------- ------------- -------------
Total from investment operations                      (0.83)           3.70           3.65          (3.16)       (2.84)

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                 (0.01)          (0.01)            --             --           --
                                                 -------------  -------------   ------------- ------------- -------------

Net asset value, end of period                    $   20.97      $    21.81      $   18.12     $    14.47    $   17.63
                                                 =============  =============   ============= ============= =============

TOTAL RETURN (a)                                      (3.80)%         20.40%         25.22%        (17.92)%     (13.87)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)              $ 216,060      $  197,529      $  59,875     $   12,374    $   8,904
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets          0.74%           0.74%          0.90%          1.26%        2.01%
Ratio of net expenses to average net assets            0.70%           0.70%          0.70%          0.70%        0.70%
Ratio of net investment income (loss) to average
   net assets                                         (0.06)%         (0.14)%        (0.40)%        (0.17)%      (0.29)%
Portfolio turnover rate (b)                             101%            109%           112%           135%          89%



(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                                      122


FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST UTILITIES ALPHADEX(R) FUND

                                                    FOR THE        FOR THE         FOR THE       FOR THE       FOR THE
                                                  YEAR ENDED     YEAR ENDED      YEAR ENDED    YEAR ENDED    YEAR ENDED
                                                 JULY 31, 2012  JULY 31, 2011   JULY 31, 2010 JULY 31, 2009 JULY 31, 2008
                                                 -------------  -------------   ------------- ------------- -------------

Net asset value, beginning of period              $   17.65      $    15.42      $   13.66     $    16.19    $   18.37
                                                 -------------  -------------   ------------- ------------- -------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           0.45            0.39           0.38           0.44         0.90
Net realized and unrealized gain (loss)                0.70            2.22           1.76          (2.50)       (2.17)
                                                 -------------  -------------   ------------- ------------- -------------
Total from investment operations                       1.15            2.61           2.14          (2.06)       (1.27)

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                 (0.46)          (0.38)         (0.38)         (0.47)       (0.91)
                                                 -------------  -------------   ------------- ------------- -------------

Net asset value, end of period                    $   18.34      $    17.65      $   15.42     $    13.66    $   16.19
                                                 =============  =============   ============= ============= =============

TOTAL RETURN (a)                                       6.65%          17.03%         15.80%        (12.53)%      (7.39)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)              $ 147,658      $   87,366      $  30,837     $   13,660    $   5,667
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets          0.72%           0.79%          0.92%          1.15%         2.50%
Ratio of net expenses to average net assets            0.70%           0.70%          0.70%          0.70%         0.70%
Ratio of net investment income (loss) to average
   net assets                                          2.83%           2.77%          2.97%          4.03%        2.96%
Portfolio turnover rate (b)                              72%             66%            60%           128%          68%




FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND

                                                    FOR THE        FOR THE         FOR THE       FOR THE       FOR THE
                                                  YEAR ENDED     YEAR ENDED      YEAR ENDED    YEAR ENDED    YEAR ENDED
                                                 JULY 31, 2012  JULY 31, 2011   JULY 31, 2010 JULY 31, 2009 JULY 31, 2008
                                                 -------------  -------------   ------------- ------------- -------------

Net asset value, beginning of period              $   28.38      $    23.76      $   19.60     $    24.66    $   28.68
                                                 -------------  -------------   ------------- ------------- -------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           0.35            0.25           0.20           0.29         0.25
Net realized and unrealized gain (loss)                0.26            4.63           4.15          (5.06)       (4.00)
                                                 -------------  -------------   ------------- ------------- -------------
Total from investment operations                       0.61            4.88           4.35          (4.77)       (3.75)

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                 (0.33)          (0.26)         (0.19)         (0.29)       (0.27)
                                                 -------------  -------------   ------------- ------------- -------------

Net asset value, end of period                    $   28.66      $    28.38      $   23.76     $    19.60    $   24.66
                                                 =============  =============   ============= ============= =============

TOTAL RETURN (a)                                       2.20%          20.54%         22.26%        (19.18)%     (13.14)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)              $ 326,690      $  273,861      $  58,214     $   13,720    $  14,799
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets          0.70%           0.70%          0.90%          1.17%         1.42%
Ratio of net expenses to average net assets            0.70%           0.70%          0.70%          0.70%         0.70%
Ratio of net investment income (loss) to average
   net assets                                          1.27%           1.04%          1.13%         1.63%         1.16%
Portfolio turnover rate (b)                              95%             81%            91%           114%          90%


(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                                      123


FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND

                                                    FOR THE        FOR THE         FOR THE       FOR THE       FOR THE
                                                  YEAR ENDED     YEAR ENDED      YEAR ENDED    YEAR ENDED    YEAR ENDED
                                                 JULY 31, 2012  JULY 31, 2011   JULY 31, 2010 JULY 31, 2009 JULY 31, 2008
                                                 -------------  -------------   ------------- ------------- -------------

Net asset value, beginning of period              $   34.17      $    27.10      $   22.00     $    26.30    $   28.58
                                                 -------------  -------------   ------------- ------------- -------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           0.21            0.12           0.16           0.21         0.14
Net realized and unrealized gain (loss)                0.01            7.09           5.10          (4.30)       (2.28)
                                                 -------------  -------------   ------------- ------------- -------------
Total from investment operations                       0.22            7.21           5.26          (4.09)       (2.14)

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                 (0.20)          (0.14)         (0.16)         (0.21)       (0.14)
                                                 -------------  -------------   ------------- ------------- -------------

Net asset value, end of period                    $   34.19      $    34.17      $   27.10     $    22.00    $   26.30
                                                 =============  =============   ============= ============= =============

TOTAL RETURN (a)                                       0.66%          26.60%         23.94%        (15.42)%      (7.51)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)              $ 294,075      $  319,491      $  56,919     $    8,799    $  10,521
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets          0.70%           0.70%          0.90%          1.28%        1.61%
Ratio of net expenses to average net assets            0.70%           0.70%          0.70%          0.70%        0.70%
Ratio of net investment income (loss) to average
   net assets                                          0.63%           0.44%          0.73%          1.07%        0.54%
Portfolio turnover rate (b)                              94%             86%           100%           120%          82%




FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND

                                                    FOR THE        FOR THE         FOR THE       FOR THE       FOR THE
                                                  YEAR ENDED     YEAR ENDED      YEAR ENDED    YEAR ENDED    YEAR ENDED
                                                 JULY 31, 2012  JULY 31, 2011   JULY 31, 2010 JULY 31, 2009 JULY 31, 2008
                                                 -------------  -------------   ------------- ------------- -------------

Net asset value, beginning of period              $   30.93      $    24.98      $   20.77     $    24.79    $   28.30
                                                 -------------  -------------   ------------- ------------- -------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           0.17            0.07           0.07           0.10         0.06
Net realized and unrealized gain (loss)                0.27            5.97           4.21          (4.02)       (3.50)
                                                 -------------  -------------   ------------- ------------- -------------
Total from investment operations                       0.44            6.04           4.28          (3.92)       (3.44)

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                 (0.17)          (0.09)         (0.07)         (0.10)       (0.07)
                                                 -------------  -------------   ------------- ------------- -------------

Net asset value, end of period                    $   31.20      $    30.93      $   24.98     $    20.77    $   24.79
                                                 =============  =============   ============= ============= =============

TOTAL RETURN (a)                                       1.42%          24.20%         20.63%        (15.77)%     (12.14)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)              $ 140,384      $  117,530      $  37,475     $    8,307    $    9,916
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets          0.70%           0.74%          0.97%          1.40%        1.87%
Ratio of net expenses to average net assets            0.70%           0.70%          0.70%          0.70%        0.70%
Ratio of net investment income (loss) to average
   net assets                                          0.56%           0.24%          0.36%          0.49%        0.25%
Portfolio turnover rate (b)                             101%             90%            97%           105%          95%



(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                                      124


FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND

                                                    FOR THE        FOR THE         FOR THE       FOR THE       FOR THE
                                                  YEAR ENDED     YEAR ENDED      YEAR ENDED    YEAR ENDED    YEAR ENDED
                                                 JULY 31, 2012  JULY 31, 2011   JULY 31, 2010 JULY 31, 2009 JULY 31, 2008
                                                 -------------  -------------   ------------- ------------- -------------

Net asset value, beginning of period              $   27.18      $    23.24      $   19.10     $    23.16    $   28.35
                                                 -------------  -------------   ------------- ------------- -------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           0.40            0.32           0.34           0.47         0.43
Net realized and unrealized gain (loss)                0.93            3.93           4.14          (4.06)       (5.18)
                                                 -------------  -------------   ------------- ------------- -------------
Total from investment operations                       1.33            4.25           4.48          (3.59)       (4.75)

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                 (0.40)          (0.31)         (0.34)         (0.47)       (0.44)
                                                 -------------  -------------   ------------- ------------- -------------

Net asset value, end of period                    $   28.11      $    27.18      $   23.24     $    19.10    $   23.16
                                                 =============  =============   ============= ============= =============

TOTAL RETURN (a)                                       4.96%          18.30%         23.53%        (15.23)%     (16.85)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)              $ 247,370      $  178,052      $  49,958     $   18,141    $  23,163
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets          0.70%           0.71%          0.88%          1.07%        1.35%
Ratio of net expenses to average net assets            0.70%           0.70%          0.70%          0.70%        0.70%
Ratio of net investment income (loss) to average
   net assets                                          1.56%           1.47%          1.73%          2.47%        1.80%
Portfolio turnover rate (b)                              88%             76%           100%           146%         104%




FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND

                                                    FOR THE        FOR THE         FOR THE       FOR THE       FOR THE
                                                  YEAR ENDED     YEAR ENDED      YEAR ENDED    YEAR ENDED    YEAR ENDED
                                                 JULY 31, 2012  JULY 31, 2011   JULY 31, 2010 JULY 31, 2009 JULY 31, 2008
                                                 -------------  -------------   ------------- ------------- -------------

Net asset value, beginning of period              $   29.33      $    23.91      $   19.94     $    26.57    $   29.22
                                                 -------------  -------------   ------------- ------------- -------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           0.24            0.17           0.06           0.14         0.15
Net realized and unrealized gain (loss)               (0.80)           5.43           3.96          (6.63)       (2.65)
                                                 -------------  -------------   ------------- ------------- -------------
Total from investment operations                      (0.56)           5.60           4.02          (6.49)       (2.50)
                                                 -------------  -------------   ------------- ------------- -------------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                 (0.23)          (0.18)         (0.05)         (0.14)       (0.15)
Return of capital                                        --              --             --          (0.00)(c)       --
                                                 -------------  -------------   ------------- ------------- -------------
Total distributions                                   (0.23)          (0.18)         (0.05)         (0.14)       (0.15)
                                                 -------------  -------------   ------------- ------------- -------------

Net asset value, end of period                    $   28.54      $    29.33      $   23.91     $    19.94    $   26.57
                                                 =============  =============   ============= ============= =============

TOTAL RETURN (a)                                      (1.89)%         23.43%         20.20%        (24.38)%      (8.62)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)              $ 129,864        $139,322      $  39,445      $  13,960    $  37,204
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets          0.70%           0.72%          0.91%          1.01%        1.17%
Ratio of net expenses to average net assets            0.70%           0.70%          0.70%          0.70%        0.70%
Ratio of net investment income (loss) to average
   net assets                                          0.86%           0.59%          0.31%          0.54%        0.43%
Portfolio turnover rate (b)                             162%            146%           168%           152%         134%


(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(c)    Amount represents less than $0.01 per share.


                                      125


FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND

                                                    FOR THE        FOR THE         FOR THE       FOR THE       FOR THE
                                                  YEAR ENDED     YEAR ENDED      YEAR ENDED    YEAR ENDED    YEAR ENDED
                                                 JULY 31, 2012  JULY 31, 2011   JULY 31, 2010 JULY 31, 2009 JULY 31, 2008
                                                 -------------  -------------   ------------- ------------- -------------

Net asset value, beginning of period              $   29.24      $    24.61      $   20.20     $    23.23    $   27.95
                                                 -------------  -------------   ------------- ------------- -------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           0.36               0.32           0.37           0.29           0.35
Net realized and unrealized gain (loss)                0.69            4.64           4.39          (3.02)       (4.68)
                                                 -------------  -------------   ------------- ------------- -------------
Total from investment operations                       1.05            4.96           4.76          (2.73)       (4.33)

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                 (0.36)          (0.33)         (0.35)         (0.30)     (0.39)
                                                 -------------  -------------   ------------- ------------- -------------

Net asset value, end of period                    $   29.93      $    29.24      $   24.61     $    20.20    $   23.23
                                                 =============  =============   ============= ============= =============

TOTAL RETURN (a)                                       3.62%          20.13%         23.65%        (11.51)%     (15.53)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)              $  47,882      $   39,470      $  20,917     $   10,101    $   4,647
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets          0.80%           0.87%          0.94%          2.17%        1.70%
Ratio of net expenses to average net assets            0.70%           0.70%          0.70%          0.70%        0.70%
Ratio of net investment income (loss) to average
   net assets                                          1.24%           1.16%          1.45%          1.99%        1.45%
Portfolio turnover rate (b)                              90%             74%            93%           134%          59%




FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND

                                                    FOR THE        FOR THE         FOR THE       FOR THE       FOR THE
                                                  YEAR ENDED     YEAR ENDED      YEAR ENDED    YEAR ENDED    YEAR ENDED
                                                 JULY 31, 2012  JULY 31, 2011   JULY 31, 2010 JULY 31, 2009 JULY 31, 2008
                                                 -------------  -------------   ------------- ------------- -------------

Net asset value, beginning of period              $    31.66     $    25.07      $   20.78     $    27.63    $   29.39
                                                 -------------  -------------   ------------- ------------- -------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           0.16            0.08           0.02           0.06         0.05
Net realized and unrealized gain (loss)               (0.51)           6.62           4.27          (6.84)       (1.76)
                                                 -------------  -------------   ------------- ------------- -------------
Total from investment operations                      (0.35)           6.70           4.29          (6.78)       (1.71)
                                                 -------------  -------------   ------------- ------------- -------------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                 (0.15)          (0.11)            --          (0.06)       (0.04)
Return of capital                                        --              --             --          (0.01)       (0.01)
                                                 -------------  -------------   ------------- ------------- -------------
Total distributions                                   (0.15)          (0.11)            --          (0.07)       (0.05)
                                                 -------------  -------------   ------------- ------------- -------------

Net asset value, end of period                    $   31.16      $    31.66      $   25.07     $    20.78    $   27.63
                                                 =============  =============   ============= ============= =============

TOTAL RETURN (a)                                      (1.10)%         26.74%         20.64%        (24.53)%      (5.85)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)              $  29,606      $   37,990      $   7,520     $    5,196    $   8,288
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets          0.85%           0.95%          1.40%          1.56%        1.55%
Ratio of net expenses to average net assets            0.70%           0.70%          0.70%          0.70%        0.70%
Ratio of net investment income (loss) to average
   net assets                                          0.48%           0.20%          0.08%          0.29%        0.12%
Portfolio turnover rate (b)                             155%            149%           155%           153%         110%


(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND

                                                                   FOR THE PERIOD
                                                    FOR THE      APRIL 19, 2011 (a)
                                                  YEAR ENDED          THROUGH
                                                 JULY 31, 2012     JULY 31, 2011
                                                 -------------   ------------------

Net asset value, beginning of period             $    19.27        $    20.06
                                                 ------------      ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           0.15              0.04
Net realized and unrealized gain (loss)                0.47             (0.79)
                                                 ------------      ------------
Total from investment operations                       0.62             (0.75)

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                 (0.15)            (0.04)
                                                 ------------      ------------

Net asset value, end of period                   $    19.74        $    19.27
                                                 ============      ============

TOTAL RETURN (b)                                       3.23%            (3.75)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)             $    8,885        $    1,927
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets          0.70%             0.70%(c)
Ratio of net expenses to average net assets            0.70%             0.70%(c)
Ratio of net investment income (loss) to average
   net assets                                          0.98%             0.74%(c)
Portfolio turnover rate (d)                             100%               14%




FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND

                                                                   FOR THE PERIOD
                                                    FOR THE      APRIL 19, 2011 (a)
                                                  YEAR ENDED          THROUGH
                                                 JULY 31, 2012     JULY 31, 2011
                                                 -------------   ------------------

Net asset value, beginning of period             $    19.93        $    20.17
                                                 ------------      ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           0.02             (0.00)(e)
Net realized and unrealized gain (loss)               (0.44)            (0.24)
                                                 ------------      ------------
Total from investment operations                      (0.42)            (0.24)

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                 (0.01)               --
                                                 ------------      ------------

Net asset value, end of period                   $    19.50        $    19.93
                                                 ============      ============

TOTAL RETURN (b)                                      (2.11)%           (1.19)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)             $   16,572         $   6,976
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets          0.70%             0.70%(c)
Ratio of net expenses to average net assets            0.70%             0.70%(c)
Ratio of net investment income (loss) to average
   net assets                                          0.11%            (0.18)%(c)
Portfolio turnover rate (d)                             166%               48%


(a)    Inception date.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)    Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(e)    Amount represents less than $0.01 per share.


                                      127


FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND

                                                                   FOR THE PERIOD
                                                    FOR THE      APRIL 19, 2011 (a)
                                                  YEAR ENDED          THROUGH
                                                 JULY 31, 2012     JULY 31, 2011
                                                 -------------   ------------------

Net asset value, beginning of period             $    19.80        $    19.97
                                                 ------------      ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           0.14              0.03
Net realized and unrealized gain (loss)                0.01             (0.17)
                                                 ------------      ------------
Total from investment operations                       0.15             (0.14)

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                 (0.14)            (0.03)
                                                 ------------      ------------

Net asset value, end of period                   $    19.81        $    19.80
                                                 ============      ============

TOTAL RETURN (b)                                       0.75%            (0.70)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)             $    5,944        $    1,980
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets          0.70%             0.70%(c)
Ratio of net expenses to average net assets            0.70%             0.70%(c)
Ratio of net investment income (loss) to average
   net assets                                          0.82%             0.57%(c)
Portfolio turnover rate (d)                             103%               15%




FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND

                                                                   FOR THE PERIOD
                                                    FOR THE      APRIL 19, 2011 (a)
                                                  YEAR ENDED          THROUGH
                                                 JULY 31, 2012     JULY 31, 2011
                                                 -------------   ------------------

Net asset value, beginning of period             $    19.92        $    20.08
                                                 ------------      ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           0.02             (0.01)
Net realized and unrealized gain (loss)                0.46             (0.15)
                                                 ------------      ------------
Total from investment operations                       0.48             (0.16)

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                 (0.03)               --
                                                 ------------      ------------

Net asset value, end of period                   $    20.37        $    19.92
                                                 ============      ============

TOTAL RETURN (b)                                       2.38%            (0.80)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)             $    9,167        $    5,977
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets          0.70%             0.70%(c)
Ratio of net expenses to average net assets            0.70%             0.70%(c)
Ratio of net investment income (loss) to average
   net assets                                          0.14%            (0.36)%(c)
Portfolio turnover rate (d)                             162%               36%


(a)    Inception date.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)    Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                                      128


FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST MEGA CAP ALPHADEX(R) FUND

                                                                   FOR THE PERIOD
                                                    FOR THE       MAY 11, 2011 (a)
                                                  YEAR ENDED          THROUGH
                                                 JULY 31, 2012     JULY 31, 2011
                                                 -------------   ------------------

Net asset value, beginning of period             $    18.89        $    19.67
                                                 ------------      ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           0.18              0.03
Net realized and unrealized gain (loss)               (0.90)            (0.79)
                                                 ------------      ------------
Total from investment operations                      (0.72)            (0.76)

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                 (0.17)            (0.02)
                                                 ------------      ------------

Net asset value, end of period                   $    18.00        $    18.89
                                                 ============      ============

TOTAL RETURN (b)                                      (3.78)%           (3.88)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)             $   10,801        $    3,777
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets          0.70%             0.70%(c)
Ratio of net expenses to average net assets            0.70%             0.70%(c)
Ratio of net investment income (loss) to average
   net assets                                          1.28%             0.77%(c)
Portfolio turnover rate (d)                             164%               52%



(a)   Inception date.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(c)    Annualized.

(d) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

                               OTHER INFORMATION

CONTINUOUS OFFERING

Each Fund will issue, on a continuous offering basis, its Shares in one or more groups of a fixed number of Fund Shares (each such group of such specified number of individual Fund Shares, a "Creation Unit Aggregation"). The method by which Creation Unit Aggregations of Fund Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of Shares are issued and sold by a Fund on an ongoing basis, a "distribution," as such term is used in the Securities Act, may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with FTP, breaks them down into constituent Shares and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a Prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. The Trust, on behalf of each Fund, however, has received from the Securities and Exchange Commission an exemption from the prospectus delivery obligation in ordinary secondary market transactions under certain circumstances, on the condition that purchasers are provided with a product description of the Shares. As a result, broker-dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(3)(c) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to Shares are reminded that, under the Securities Act Rule 153, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to a broker-dealer in connection with a sale on NYSE Arca is satisfied by the fact that the Prospectus is available from NYSE Arca upon request. The prospectus delivery mechanism provided in Rule 153 is available with respect to transactions on a national securities exchange, a trading facility or an alternative trading system.

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                                      131

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                                      132

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                                      133

================================================================================

                                  FIRST TRUST

--------------------------------------------------------------------------------

                            ALPHADEX(R) SECTOR FUNDS

              First Trust Consumer Discretionary AlphaDEX(R) Fund
                 First Trust Consumer Staples AlphaDEX(R) Fund
                      First Trust Energy AlphaDEX(R) Fund
                    First Trust Financials AlphaDEX(R) Fund
                    First Trust Health Care AlphaDEX(R) Fund
           First Trust Industrials/Producer Durables AlphaDEX(R) Fund
                     First Trust Materials AlphaDEX(R) Fund
                    First Trust Technology AlphaDEX(R) Fund
                     First Trust Utilities AlphaDEX(R) Fund

                            ALPHADEX(R) STYLE FUNDS

                  First Trust Large Cap Core AlphaDEX(R) Fund
                   First Trust Mid Cap Core AlphaDEX(R) Fund
                  First Trust Small Cap Core AlphaDEX(R) Fund
                  First Trust Large Cap Value AlphaDEX(R) Fund
                 First Trust Large Cap Growth AlphaDEX(R) Fund
                  First Trust Multi Cap Value AlphaDEX(R) Fund
                 First Trust Multi Cap Growth AlphaDEX(R) Fund
                   First Trust Mid Cap Value AlphaDEX(R) Fund
                  First Trust Mid Cap Growth AlphaDEX(R) Fund
                  First Trust Small Cap Value AlphaDEX(R) Fund
                 First Trust Small Cap Growth AlphaDEX(R) Fund
                     First Trust Mega Cap AlphaDEX(R) Fund


FOR MORE INFORMATION

For more detailed information on the Funds, several additional sources of information are available to you. The SAI, incorporated by reference into this Prospectus, contains detailed information on the Funds' policies and operation. Additional information about the Funds' investments is available in the annual and semi-annual reports to Shareholders. In the Funds' annual reports, you will find a discussion of the market conditions and investment strategies that significantly impacted the Funds' performance during the last fiscal year. The Funds' most recent SAI, annual and semi-annual reports and certain other information are available free of charge by calling the Funds at (800) 621-1675, on the Funds' website at www.ftportfolios.com or through your financial advisor. Shareholders may call the toll-free number above with any inquiries.

You may obtain this and other information regarding the Funds, including the Codes of Ethics adopted by First Trust, FTP and the Trust, directly from the Securities and Exchange Commission (the "SEC"). Information on the SEC's website is free of charge. Visit the SEC's on-line EDGAR database at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C., or call the SEC at (202) 942-8090 for information on the Public Reference Room. You may also request information regarding the Funds by sending a request (along with a duplication fee) to the SEC's Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549-1520 or by sending an electronic request to publicinfo@sec.gov.




First Trust Advisors L.P.
120 East Liberty Drive
Suite 400
Wheaton, Illinois 60187
(800) 621-1675                                            SEC File #: 333-140895
www.ftportfolios.com                                                   811-22019

                      STATEMENT OF ADDITIONAL INFORMATION

                   INVESTMENT COMPANY ACT FILE NO. 811-22019
                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

                                                         TICKER
                                  FUND NAME              SYMBOL      EXCHANGE

FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND       FXD        NYSE ARCA
FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND             FXG        NYSE ARCA
FIRST TRUST ENERGY ALPHADEX(R) FUND                       FXN        NYSE ARCA
FIRST TRUST FINANCIALS ALPHADEX(R) FUND                   FXO        NYSE ARCA
FIRST TRUST HEALTH CARE ALPHADEX(R) FUND                  FXH        NYSE ARCA
FIRST TRUST INDUSTRIALS/PRODUCER DURABLES
   ALPHADEX(R) FUND                                       FXR        NYSE ARCA
FIRST TRUST MATERIALS ALPHADEX(R) FUND                    FXZ        NYSE ARCA
FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND                   FXL        NYSE ARCA
FIRST TRUST UTILITIES ALPHADEX(R) FUND                    FXU        NYSE ARCA
FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND               FEX        NYSE ARCA
FIRST TRUST MID CAP CORE ALPHADEX(R) FUND                 FNX        NYSE ARCA
FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND               FYX        NYSE ARCA
FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND              FTA        NYSE ARCA
FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND             FTC        NYSE ARCA
FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND              FAB        NYSE ARCA
FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND             FAD        NYSE ARCA
FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND               FNY        NYSE ARCA
FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND                FNK        NYSE ARCA
FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND             FYC        NYSE ARCA
FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND              FYT        NYSE ARCA
FIRST TRUST MEGA CAP ALPHADEX(R) FUND                     FMK        NYSE ARCA



                            DATED NOVEMBER 30, 2012

            This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectus dated November 30, 2012, as it may be revised from time to time (the "Prospectus"), for each of the First Trust Consumer Discretionary AlphaDEX(R) Fund, First Trust Consumer Staples AlphaDEX(R) Fund, First Trust Energy AlphaDEX(R) Fund, First Trust Financials AlphaDEX(R) Fund, First Trust Health Care AlphaDEX(R) Fund, First Trust Industrials/Producer Durables AlphaDEX(R) Fund, First Trust Materials AlphaDEX(R) Fund, First Trust Technology AlphaDEX(R) Fund, First Trust Utilities AlphaDEX(R) Fund, First Trust Large Cap Core AlphaDEX(R) Fund, First Trust Mid Cap Core AlphaDEX(R) Fund, First Trust Small Cap Core AlphaDEX(R) Fund, First Trust Large Cap Value AlphaDEX(R) Fund, First Trust Large Cap Growth AlphaDEX(R) Fund, First Trust Multi Cap Value AlphaDEX(R) Fund, First Trust Multi Cap Growth AlphaDEX(R) Fund, First Trust Mid Cap Growth AlphaDEX(R) Fund, First Trust Mid Cap Value AlphaDEX(R) Fund, First Trust Small Cap Growth AlphaDEX(R) Fund, First Trust Small Cap Value AlphaDEX(R) Fund and First Trust Mega Cap AlphaDEX(R) Fund

(each, a "Fund" and collectively, the "Funds"), each a series of the First Trust Exchange-Traded AlphaDEX(R) Fund (the "Trust"). Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by writing to the Trust's distributor, First Trust Portfolios L.P., 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187, or by calling toll free at
(800) 621-1675.

                               TABLE OF CONTENTS

GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS...............................1

EXCHANGE LISTING AND TRADING.................................................3

INVESTMENT OBJECTIVES AND POLICIES...........................................4

INVESTMENT STRATEGIES........................................................6

SUBLICENSE AGREEMENTS.......................................................19

INVESTMENT RISKS............................................................20

MANAGEMENT OF THE FUNDS.....................................................23

ACCOUNTS MANAGED BY INVESTMENT COMMITTEE....................................40

BROKERAGE ALLOCATIONS.......................................................40

CUSTODIAN, DISTRIBUTOR, TRANSFER AGENT, FUND ACCOUNTING AGENT, INDEX
    PROVIDERS AND EXCHANGE..................................................45

ADDITIONAL INFORMATION......................................................50

PROXY VOTING POLICIES AND PROCEDURES........................................51

CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS.......................52

FEDERAL TAX MATTERS.........................................................63

DETERMINATION OF NAV........................................................69

DIVIDENDS AND DISTRIBUTIONS.................................................71

MISCELLANEOUS INFORMATION...................................................72

FINANCIAL STATEMENTS........................................................72


      The audited financial statements for the Funds' most recent fiscal year appear in the Funds' Annual Reports to Shareholders dated July 31, 2012. The Annual Reports were filed with the Securities and Exchange Commission ("SEC") on October 5, 2012. The financial statements from such Annual Reports are incorporated herein by reference. The Annual Reports are available without charge by calling (800) 621-1675 or by visiting the SEC's website at http://www.sec.gov.

                 GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS

      The Trust was organized as a Massachusetts business trust on December 6, 2006 and is authorized to issue an unlimited number of shares in one or more series or "Funds." The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers shares in 21 series: First Trust Consumer Discretionary AlphaDEX(R) Fund, First Trust Consumer Staples AlphaDEX(R) Fund, First Trust Energy AlphaDEX(R) Fund, First Trust Financials AlphaDEX(R) Fund, First Trust Health Care AlphaDEX(R) Fund, First Trust Industrials/Producer Durables AlphaDEX(R) Fund, First Trust Materials AlphaDEX(R) Fund, First Trust Technology AlphaDEX(R) Fund and First Trust Utilities AlphaDEX(R) Fund (collectively, the "AlphaDEX(R) Sector Funds"), and First Trust Large Cap Core AlphaDEX(R) Fund, First Trust Mid Cap Core AlphaDEX(R) Fund, First Trust Small Cap Core AlphaDEX(R) Fund, First Trust Large Cap Value AlphaDEX(R) Fund, First Trust Large Cap Growth AlphaDEX(R) Fund, First Trust Multi Cap Value AlphaDEX(R) Fund and First Trust Multi Cap Growth AlphaDEX(R) Fund, First Trust Mid Cap Growth AlphaDEX(R) Fund, First Trust Mid Cap Value AlphaDEX(R) Fund, First Trust Small Cap Growth AlphaDEX(R) Fund, First Trust Small Cap Value AlphaDEX(R) Fund and First Trust Mega Cap AlphaDEX(R) Fund (collectively, the "AlphaDEX(R) Style Funds" and, together with the AlphaDEX(R) Sector Funds, the "Funds" and individually, a "Fund"), each of which is a non-diversified series. This Statement of Additional Information relates to all of the Funds. The shares of the Funds are referred to herein as "Shares" or "Fund Shares." Each Fund as a series of the Trust represents a beneficial interest in a separate portfolio of securities and other assets, with its own objective and policies.

      The Board of Trustees of the Trust (the "Board of Trustees" or the "Trustees") has the right to establish additional series in the future, to determine the preferences, voting powers, rights and privileges thereof and to modify such preferences, voting powers, rights and privileges without shareholder approval. Shares of any series may also be divided into one or more classes at the discretion of the Trustees.

      The Trust or any series or class thereof may be terminated at any time by the Board of Trustees upon written notice to the shareholders.

      Each Share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all series of the Trust vote together as a single class except as otherwise required by the 1940 Act, or if the matter being voted on affects only a particular series, and, if a matter affects a particular series differently from other series, the Shares of that series will vote separately on such matter. The Trust's Declaration of Trust (the "Declaration") requires a shareholder vote only on those matters where the 1940 Act requires a vote of shareholders and otherwise permits the Trustees to take actions without seeking the consent of shareholders. For example, the Declaration gives the Trustees broad authority to approve reorganizations between a Fund and another entity, such as another exchange-traded fund, or the sale of all or substantially all of a Fund's assets, or the termination of the Trust or any Fund without shareholder approval if the 1940 Act would not require such approval.

      The Declaration provides that by becoming a shareholder of a Fund, each shareholder shall be expressly held to have agreed to be bound by the provisions of the Declaration. The Declaration may, except in limited circumstances, be amended by the Trustees in any respect without a shareholder vote. The Declaration provides that the Trustees may establish the number of Trustees and that vacancies on the Board of Trustees may be filled by the remaining Trustees, except when election of Trustees by the shareholders is required under the 1940 Act. Trustees are then elected by a plurality of votes cast by shareholders at a meeting at which a quorum is present. The Declaration also provides that Trustees may be removed, with or without cause, by a vote of shareholders holding at least two-thirds of the voting power of the Trust, or by a vote of two thirds of the remaining Trustees. The provisions of the Declaration relating to the election and removal of Trustees may not be amended without the approval of two-thirds of the Trustees.

      The holders of Fund Shares are required to disclose information on direct or indirect ownership of Fund Shares as may be required to comply with various laws applicable to the Funds or as the Trustees may determine, and ownership of Fund Shares may be disclosed by the Funds if so required by law or regulation. In addition, pursuant to the Declaration, the Trustees may, in their discretion, require the Trust to redeem Shares held by any shareholder for any reason under terms set by the Trustees. The Declaration provides a detailed process for the bringing of derivative actions by shareholders in order to permit legitimate inquiries and claims while avoiding the time, expense, distraction and other harm that can be caused to a Fund or its shareholders as a result of spurious shareholder demands and derivative actions. Prior to bringing a derivative action, a demand must first be made on the Trustees. The Declaration details various information, certifications, undertakings and acknowledgements that must be included in the demand. Following receipt of the demand, the Trustees have a period of 90 days, which may be extended by an additional 60 days, to consider the demand. If a majority of the Trustees who are considered independent for the purposes of considering the demand determine that maintaining the suit would not be in the best interests of a Fund, the Trustees are required to reject the demand and the complaining shareholder may not proceed with the derivative action unless the shareholder is able to sustain the burden of proof to a court that the decision of the Trustees not to pursue the requested action was not a good faith exercise of their business judgment on behalf of a Fund. In making such a determination, a Trustee is not considered to have a personal financial interest by virtue of being compensated for his or her services as a Trustee. If a demand is rejected, the complaining shareholder will be responsible for the costs and expenses (including attorneys' fees) incurred by a Fund in connection with the consideration of the demand under a number of circumstances. If a derivative action is brought in violation of the Declaration, the shareholder bringing the action may be responsible for a Fund's costs, including attorneys' fees. The Declaration also provides that any shareholder bringing an action against a Fund waives the right to trial by jury to the fullest extent permitted by law.

      The Trust is not required to and does not intend to hold annual meetings of shareholders.

      Under Massachusetts law applicable to Massachusetts business trusts, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the

Trustees. The Declaration further provides for indemnification out of the assets and property of the Trust for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust or a Fund itself was unable to meet its obligations.

      The Declaration further provides that a Trustee acting in his or her capacity as Trustee is not personally liable to any person other than the Trust or its shareholders, for any act, omission, or obligation of the Trust. The Declaration requires the Trust to indemnify any persons who are or who have been Trustees, officers or employees of the Trust for any liability for actions or failure to act except to the extent prohibited by applicable federal law. In making any determination as to whether any person is entitled to the advancement of expenses in connection with a claim for which indemnification is sought, such person is entitled to a rebuttable presumption that he or she did not engage in conduct for which indemnification is not available. The Declaration provides that any Trustee who serves as chair of the Board of Trustees or of a committee of the Board of Trustees, lead independent Trustee, or audit committee financial expert, or in any other similar capacity will not be subject to any greater standard of care or liability because of such position.

      The Funds are advised by First Trust Advisors L.P. (the "Advisor" or "First Trust").

      Each Fund offers and issues Shares at net asset value ("NAV") only in aggregations of a specified number of Shares (each a "Creation Unit" or a "Creation Unit Aggregation"), generally in exchange for a basket of equity securities (the "Deposit Securities") included in each Fund's corresponding Index (as hereinafter defined), together with the deposit of a specified cash payment (the "Cash Component"). The Shares of each Fund are listed and trade on NYSE Arca, Inc., an affiliate of NYSE EuronextSM ("NYSE Arca"). The Shares of each Fund will trade on NYSE Arca at market prices that may be below, at or above NAV. Shares are redeemable only in Creation Unit Aggregations and, generally, in exchange for portfolio securities and a specified cash payment. Creation Units are aggregations of 50,000 Shares of a Fund.

      The Trust reserves the right to offer a "cash" option for creations and redemptions of Fund Shares. Fund Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the applicable Fund cash at least equal to 115% of the market value of the missing Deposit Securities. See the "Creation and Redemption of Creation Unit Aggregations" section. In each instance of such cash creations or redemptions, transaction fees may be imposed that will be higher than the transaction fees associated with in-kind creations or redemptions. In all cases, such fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities.

                          EXCHANGE LISTING AND TRADING

      There can be no assurance that the requirements of NYSE Arca necessary to maintain the listing of Shares of a Fund will continue to be met. NYSE Arca may, but is not required to, remove the Shares of a Fund from listing if (i) following the initial 12-month period beginning at the commencement of trading of a Fund, there are fewer than 50 beneficial owners of the Shares of such Fund for 30 or more consecutive trading days; (ii) the value of such Fund's Index is no longer calculated or available; or (iii) such other event shall occur or condition exist that, in the opinion of NYSE Arca, makes further dealings on NYSE Arca inadvisable. Please note that NYSE Arca may have a conflict of interest with respect to the AlphaDEX(R) Sector Funds because the Shares of such Funds are listed on NYSE Arca and NYSE Arca is an affiliate of NYSE Euronext, the Index Provider of the AlphaDEX(R) Sector Funds. NYSE Arca will remove the Shares of a Fund from listing and trading upon termination of such Fund.

      As in the case of other stocks traded on NYSE Arca, brokers' commissions on transactions will be based on negotiated commission rates at customary levels.

      The Funds reserve the right to adjust the price levels of Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of each Fund.

                       INVESTMENT OBJECTIVES AND POLICIES

      The Prospectus describes the investment objectives and certain policies of the Funds. The following supplements the information contained in the Prospectus concerning the investment objectives and policies of the Funds.

      Each Fund is subject to the following fundamental policies, which may not be changed without approval of the holders of a majority of the outstanding voting securities of the Fund:

             (1) A Fund may not issue senior securities, except as permitted under the 1940 Act.

             (2) A Fund may not borrow money, except that a Fund may (i) borrow money from banks for temporary or emergency purposes (but not for leverage or the purchase of investments) and (ii) engage in other transactions permissible under the 1940 Act that may involve a borrowing (such as obtaining short-term credits as are necessary for the clearance of transactions, engaging in delayed-delivery transactions, or purchasing certain futures, forward contracts and options), provided that the combination of (i) and (ii) shall not exceed 33-1/3% of the value of a Fund's total assets (including the amount borrowed), less a Fund's liabilities (other than borrowings).

             (3) A Fund will not underwrite the securities of other issuers except to the extent the Fund may be considered an underwriter under the Securities Act of 1933, as amended (the "1933 Act"), in connection with the purchase and sale of portfolio securities.

             (4) A Fund will not purchase or sell real estate or interests therein, unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit a Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

             (5) A Fund may not make loans to other persons, except through (i) the purchase of debt securities permissible under a Fund's investment policies, (ii) repurchase agreements, or (iii) the lending of portfolio securities, provided that no such loan of portfolio securities may be made by a Fund if, as a result, the aggregate of such loans would exceed 33-1/3% of the value of a Fund's total assets.

             (6) A Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from purchasing or selling options, futures contracts, forward contracts or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

             (7) A Fund may not invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries, except to the extent that the Index that a Fund is based upon concentrates in an industry or a group of industries. This restriction does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

      Except for restriction (2), if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets will not constitute a violation of that restriction.

      For purposes of applying restriction (1) above, under the 1940 Act as currently in effect, the Funds are not permitted to issue senior securities, except that a Fund may borrow from any bank if immediately after such borrowing the value of the such Fund's total assets is at least 300% of the principal amount of all of the Fund's borrowings (i.e., the principal amount of the borrowings may not exceed 33 1/3% of the Fund's total assets). In the event that such asset coverage shall at any time fall below 300%, the applicable Fund shall, within three days thereafter (not including Sundays and holidays), reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%. The fundamental investment limitations set forth above limit the Funds' ability to engage in certain investment practices and purchase securities or other instruments to the extent permitted by, or consistent with, applicable law. As such, these limitations will change as the statute, rules, regulations or orders (or, if applicable, interpretations) change, and no shareholder vote will be required or sought.

      The foregoing fundamental policies of each Fund may not be changed without the affirmative vote of the majority of the outstanding voting securities of the respective Fund. The 1940 Act defines a majority vote as the vote of the lesser of (i) 67% or more of the voting securities represented at a meeting at which more than 50% of the outstanding securities are represented; or (ii) more than 50% of the outstanding voting securities. With respect to the submission of a change in an investment policy to the holders of outstanding voting securities of a Fund, such matter shall be deemed to have been effectively acted upon with respect to a Fund if a majority of the outstanding voting securities of a Fund vote for the approval of such matter, notwithstanding that such matter has not been approved by the holders of a majority of the outstanding voting securities of any other series of the Trust affected by such matter.

      In addition to the foregoing fundamental policies, the Funds are also subject to strategies and policies discussed herein which, unless otherwise noted, are non-fundamental restrictions and policies and may be changed by the Board of Trustees.

                             INVESTMENT STRATEGIES

      Under normal circumstances, each Fund will invest at least 90% of its net assets in common stocks that comprise such Fund's corresponding equity index as set forth below (each, an "Index" and collectively, the "Indices"). Fund shareholders are entitled to 60 days' notice prior to any change in this non-fundamental investment policy.

      The Indices in the following table (the "StrataQuant(R) Series") are a family of custom "enhanced" indices developed, maintained and sponsored by NYSE Euronext or its affiliates ("NYSE Euronext" or an "Index Provider"), and licensed to First Trust Portfolios L.P. ("First Trust Portfolios") by Archipelago Holdings, Inc. ("Archipelago"), an affiliate of NYSE Euronext. Prior to the acquisition of the American Stock Exchange ("AMEX") by NYSE Euronext, the indices in the StrataQuant(R) Series were developed, maintained and sponsored by the AMEX.

                 FUND                                                     INDEX
First Trust Consumer Discretionary AlphaDEX(R) Fund          StrataQuant(R) Consumer Discretionary Index

First Trust Consumer Staples AlphaDEX(R) Fund                StrataQuant(R) Consumer Staples Index

First Trust Energy AlphaDEX(R) Fund                          StrataQuant(R) Energy Index

First Trust Financials AlphaDEX(R) Fund                      StrataQuant(R) Financials Index

First Trust Health Care AlphaDEX(R) Fund                     StrataQuant(R) Health Care Index

First Trust Industrials/Producer Durables AlphaDEX(R) Fund   StrataQuant(R) Industrials Index

First Trust Materials AlphaDEX(R) Fund                       StrataQuant(R) Materials Index

First Trust Technology AlphaDEX(R) Fund                      StrataQuant(R) Technology Index

First Trust Utilities AlphaDEX(R) Fund                       StrataQuant(R) Utilities Index


                                     - 6 -


      The Indices in the following table (the "Defined Index Series") are a family of custom "enhanced" indices developed, maintained and sponsored by Standard & Poor's Financial Services LLC ("S&P" or an "Index Provider").

                 FUND                                                     INDEX

First Trust Large Cap Core AlphaDEX(R) Fund                  Defined Large Cap Core Index

First Trust Mid Cap Core AlphaDEX(R) Fund                    Defined Mid Cap Core Index

First Trust Small Cap Core AlphaDEX(R) Fund                  Defined Small Cap Core Index

First Trust Large Cap Value AlphaDEX(R) Fund                 Defined Large Cap Value Index

First Trust Large Cap Growth AlphaDEX(R) Fund                Defined Large Cap Growth Index

First Trust Multi Cap Value AlphaDEX(R) Fund                 Defined Multi Cap Value Index

First Trust Multi Cap Growth AlphaDEX(R) Fund                Defined Multi Cap Growth Index

First Trust Mid Cap Growth AlphaDEX(R) Fund                  Defined Mid Cap Growth Index

First Trust Mid Cap Value AlphaDEX(R) Fund                   Defined Mid Cap Value Index

First Trust Small Cap Growth AlphaDEX(R) Fund                Defined Small Cap Growth Index

First Trust Small Cap Value AlphaDEX(R) Fund                 Defined Small Cap Value Index

First Trust Mega Cap AlphaDEX(R) Fund                        Defined Mega Cap Index

TYPES OF INVESTMENTS

      Warrants: The Funds may invest in warrants. Warrants acquired by a Fund entitle it to buy common stock from the issuer at a specified price and time. They do not represent ownership of the securities but only the right to buy them. Warrants are subject to the same market risks as stocks, but may be more volatile in price. A Fund's investment in warrants will not entitle it to receive dividends or exercise voting rights and will become worthless if the warrants cannot be profitably exercised before their expiration date.

      Delayed-Delivery Transactions: The Funds may from time to time purchase securities on a "when-issued" or other delayed-delivery basis. The price of securities purchased in such transactions is fixed at the time the commitment to purchase is made, but delivery and payment for the securities take place at a later date. During the period between the purchase and settlement, a Fund does not remit payment to the issuer, no interest is accrued on debt securities and dividend income is not earned on equity securities. Delayed-delivery commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of a decline in value of a Fund's other assets. While securities purchased in delayed-delivery transactions may be sold prior to the settlement date, the Funds intend to purchase such securities with the purpose of actually acquiring them. At the time a Fund makes the commitment to purchase a security in a delayed-delivery transaction, it will record the transaction and reflect the value of the security in determining its NAV.

      The Funds will earmark or maintain in a segregated account cash, U.S. government securities, and high-grade liquid debt securities equal in value to commitments for delayed-delivery securities. Such earmarked or segregated securities will mature or, if necessary, be sold on or before the settlement date. When the time comes to pay for delayed-delivery securities, a Fund will meet its obligations from then-available cash flow, sale of the securities earmarked or held in the segregated account described above, sale of other securities, or, although it would not normally expect to do so, from the sale of the delayed-delivery securities themselves (which may have a market value greater or less than a Fund's payment obligation).

      Although the Prospectus and this SAI describe certain permitted methods of segregating assets or otherwise "covering" certain transactions, a Fund may segregate against or cover such transactions using other methods permitted under the 1940 Act, the rules and regulations thereunder, or orders issued by the SEC thereunder. For these purposes, interpretations and guidance provided by the SEC staff may be taken into account when deemed appropriate by a Fund.

      Illiquid Securities: The Funds may invest in illiquid securities (i.e., securities that are not readily marketable). For purposes of this restriction, illiquid securities include, but are not limited to, certain restricted securities (securities the disposition of which is restricted under the federal securities laws), securities that may only be resold pursuant to Rule 144A under the 1933 Act but that are deemed to be illiquid, and repurchase agreements with maturities in excess of seven days. However, a Fund will not acquire illiquid securities if, as a result, such securities would comprise more than 15% of the value of a Fund's net assets. The Board of Trustees or its delegate has the ultimate authority to determine, to the extent permissible under the federal securities laws, which securities are liquid or illiquid for purposes of this 15% limitation. The Board of Trustees has delegated to First Trust the day-to-day determination of the illiquidity of any equity or fixed-income security, although it has retained oversight for such determinations. With respect to Rule 144A securities, First Trust considers factors such as (i) the nature of the market for a security (including the institutional private resale market, the frequency of trades and quotes for the security, the number of dealers willing to purchase or sell the security, the amount of time normally needed to dispose of the security, the method of soliciting offers and the mechanics of transfer), (ii) the terms of certain securities or other instruments allowing for the disposition to a third party or the issuer thereof (e.g., certain repurchase obligations and demand instruments), and (iii) other permissible relevant factors.

      Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the 1933 Act. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time a Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than that which prevailed when it decided to sell. Illiquid securities will be priced at fair value as determined in good faith under procedures adopted by the Board of Trustees. If, through the appreciation of illiquid securities or the depreciation of liquid securities, a Fund should be in a position where more than 15% of the value of its net assets are invested in illiquid securities, including restricted securities which are not readily marketable, a Fund will take such steps as is deemed advisable, if any, to protect liquidity.

      Money Market Funds: The Funds may invest in shares of money market funds to the extent permitted by the 1940 Act.

      Temporary Investments: The Funds may, without limit as to percentage of assets, purchase U.S. government securities or short-term debt securities to keep cash on hand fully invested or for temporary defensive purposes. Short-term debt securities are securities from issuers having a long-term debt rating of at least A by Standard & Poor's Ratings Group ("S&P Ratings"), Moody's Investors Service, Inc. ("Moody's") or Fitch, Inc. ("Fitch") and having a maturity of one year or less. The use of temporary investments is not a part of a principal investment strategy of the Funds.

      Short-term debt securities are defined to include, without limitation, the following:

             (1) U.S. government securities, including bills, notes and bonds differing as to maturity and rates of interest, which are either issued or guaranteed by the U.S. Treasury or by U.S. government agencies or instrumentalities. U.S. government agency securities include securities issued by (a) the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of United States, Small Business Administration, and the Government National Mortgage Association, whose securities are supported by the full faith and credit of the United States; (b) the Federal Home Loan Banks, Federal Intermediate Credit Banks, and the Tennessee Valley Authority, whose securities are supported by the right of the agency to borrow from the U.S. Treasury; (c) Federal National Mortgage Association ("FNMA" or "Fannie Mae") which is a government-sponsored organization owned entirely by private stockholders and whose securities are guaranteed as to principal and interest by FNMA; and (d) the Student Loan Marketing Association, whose securities are supported only by its credit. In September 2008, FNMA was placed into conservatorship overseen by the Federal Housing Finance Agency ("FHFA"). As conservator, FHFA will succeed to the rights, titles, powers and privileges of FNMA and any stockholder, officer or director of the company with respect to FNMA and its assets and title to all books, records and company assets held by any other custodian or third party. FHFA is charged with operating FNMA. While the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it always will do so since it is not so obligated by law. The U.S. government, its agencies, and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.

             (2) Certificates of deposit issued against funds deposited in a bank or savings and loan association. Such certificates are for a definite period of time, earn a specified rate of return, and are normally negotiable. If such certificates of deposit are non-negotiable, they will be considered illiquid securities and be subject to a Fund's 15% restriction on investments in illiquid securities. Pursuant to the certificate of deposit, the issuer agrees to pay the amount deposited plus interest to the bearer of the certificate on the date specified thereon. On October 3, 2008, the Emergency Economic Stabilization Act of 2008 increased the maximum amount of federal deposit insurance coverage payable as to any certificate of deposit from $100,000 to $250,000 per depositor, and the Dodd-Frank Wall Street Reform and Consumer Protection Act, enacted on July 21, 2010, extended this increased coverage permanently. Certificates of deposit purchased by the Funds may not be fully insured.

             (3) Bankers' acceptances which are short-term credit instruments used to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset or it may be sold in the secondary market at the going rate of interest for a specific maturity.

             (4) Repurchase agreements, which involve purchases of debt securities. In such an action, at the time a Fund purchases the security, it simultaneously agrees to resell and redeliver the security to the seller, who also simultaneously agrees to buy back the security at a fixed price and time. This assures a predetermined yield for a Fund during its holding period since the resale price is always greater than the purchase price and reflects an agreed upon market rate. The period of these repurchase agreements will usually be short, from overnight to one week. Such actions afford an opportunity for a Fund to invest temporarily available cash. The Funds may enter into repurchase agreements only with respect to obligations of the U.S. government, its agencies or instrumentalities; certificates of deposit; or bankers acceptances in which the Funds may invest. In addition, the Funds may only enter into repurchase agreements where the market value of the purchased securities/collateral equals at least 100% of principal including accrued interest and is marked-to-market daily. The risk to the Funds is limited to the ability of the seller to pay the agreed-upon sum on the repurchase date; in the event of default, the repurchase agreement provides that the affected Fund is entitled to sell the underlying collateral. If the value of the collateral declines after the agreement is entered into, however, and if the seller defaults under a repurchase agreement when the value of the underlying collateral is less than the repurchase price, a Fund could incur a loss of both principal and interest. The Funds, however, intend to enter into repurchase agreements only with financial institutions and dealers believed by First Trust to present minimal credit risks in accordance with criteria approved by the Board of Trustees. First Trust will review and monitor the creditworthiness of such institutions. First Trust monitors the value of the collateral at the time the action is entered into and during the term of the repurchase agreement. First Trust does so in an effort to determine that the value of the collateral always equals or exceeds the agreed-upon repurchase price to be paid to a Fund. If the seller were to be subject to a federal bankruptcy proceeding, the ability of a Fund to liquidate the collateral could be delayed or impaired because of certain provisions of the bankruptcy laws.

             (5) Bank time deposits, which are monies kept on deposit with banks or savings and loan associations for a stated period of time at a fixed rate of interest. There may be penalties for the early withdrawal of such time deposits, in which case the yields of these investments will be reduced.

             (6) Commercial paper, which are short-term unsecured promissory notes, including variable rate master demand notes issued by corporations to finance their current operations. Master demand notes are direct lending arrangements between the Fund and a corporation. There is no secondary market for the notes. However, they are redeemable by a Fund at any time. A Fund's portfolio manager will consider the financial condition of the corporation (e.g., earning power, cash flow, and other liquidity ratios) and will continuously monitor the corporation's ability to meet all of its financial obligations, because a Fund's liquidity might be impaired if the corporation were unable to pay principal and interest on demand. The Funds may only invest in commercial paper rated A-1 or higher by S&P Ratings, Prime-1 or higher by Moody's or F2 or higher by Fitch.

PORTFOLIO TURNOVER

      The Funds buy and sell portfolio securities in the normal course of their investment activities. The proportion of a Fund's investment portfolio that is bought and sold during a year is known as a Fund's portfolio turnover rate. A turnover rate of 100% would occur, for example, if a Fund bought and sold securities valued at 100% of its net assets within one year. A high portfolio turnover rate could result in the payment by a Fund of increased brokerage costs, expenses and taxes. The portfolio turnover rates for the Funds for the fiscal year ended July 31, 2012 and July 31, 2011 are set forth in the table below. The portfolio turnover rate for the First Trust Mid Cap Growth AlphaDEX(R) Fund, First Trust Mid Cap Value AlphaDEX(R) Fund, First Trust Small Cap Growth AlphaDEX(R) Fund, First Trust Small Cap Value AlphaDEX(R) Fund and First Trust Mega Cap AlphaDEX(R) Fund was significantly higher in the fiscal year ended July 31, 2012 than the fiscal year ended July 31, 2011 because these Funds were created in 2011 and have a limited operating history from that year.


                                                  PORTFOLIO TURNOVER RATE

                                         FISCAL YEAR ENDED     FISCAL YEAR ENDED
                   FUND                    JULY 31, 2012         JULY 31, 2011

First Trust Consumer Discretionary
AlphaDEX(R) Fund                                 98%                  90%

                                                  PORTFOLIO TURNOVER RATE

                                         FISCAL YEAR ENDED     FISCAL YEAR ENDED
                   FUND                    JULY 31, 2012         JULY 31, 2011

First Trust Consumer Staples
AlphaDEX(R) Fund                                126%                 108%

First Trust Energy AlphaDEX(R) Fund              90%                 101%

First Trust Financials AlphaDEX(R)
Fund                                             93%                  62%

First Trust Health Care AlphaDEX(R)
Fund                                            109%                 116%

First Trust Industrials/Producer
Durables AlphaDEX(R) Fund                        97%                 102%

First Trust Materials AlphaDEX(R)
Fund                                             92%                 116%

First Trust Technology AlphaDEX(R)
Fund                                            101%                 109%

First Trust Utilities AlphaDEX(R)
Fund                                             72%                  66%

First Trust Large Cap Core
AlphaDEX(R) Fund                                 95%                  81%

First Trust Mid Cap Core AlphaDEX(R)
Fund                                             94%                  86%

First Trust Small Cap Core
AlphaDEX(R) Fund                                101%                  90%

First Trust Large Cap Value
AlphaDEX(R) Fund                                 88%                  76%

First Trust Large Cap Growth
AlphaDEX(R) Fund                                162%                 146%

First Trust Multi Cap Value
AlphaDEX(R) Fund                                 90%                  74%

First Trust Multi Cap Growth
AlphaDEX(R) Fund                                155%                 149%

First Trust Mid Cap Growth
AlphaDEX(R) Fund                                166%                  48%

                                                  PORTFOLIO TURNOVER RATE

                                         FISCAL YEAR ENDED     FISCAL YEAR ENDED
                   FUND                    JULY 31, 2012         JULY 31, 2011

First Trust Mid Cap Value AlphaDEX(R)
Fund                                            100%                  14%

First Trust Small Cap Growth
AlphaDEX(R) Fund                                162%                  36%

First Trust Small Cap Value
AlphaDEX(R) Fund                                103%                  15%

First Trust Mega Cap AlphaDEX(R) Fund           164%                  52%


HEDGING STRATEGIES


General Description of Hedging Strategies

      The Funds may engage in hedging activities. First Trust may cause the Funds to utilize a variety of financial instruments, including options, forward contracts, futures contracts (hereinafter referred to as "Futures" or "Futures Contracts"), and options on Futures Contracts to attempt to hedge each Fund's holdings. The use of Futures is not a part of a principal investment strategy of the Funds.

      Hedging or derivative instruments on securities generally are used to hedge against price movements in one or more particular securities positions that a Fund owns or intends to acquire. Such instruments may also be used to "lock-in" realized but unrecognized gains in the value of portfolio securities. Hedging instruments on stock indices, in contrast, generally are used to hedge against price movements in broad equity market sectors in which a Fund has invested or expects to invest. Hedging strategies, if successful, can reduce the risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce the opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. The use of hedging instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they are traded, the Commodity Futures Trading Commission (the "CFTC") and various state regulatory authorities. In addition, a Fund's ability to use hedging instruments may be limited by tax considerations.

General Limitations on Futures and Options Transactions

      The Trust has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the National Futures Association, the Futures industry's self-regulatory organization. A Fund will not enter into Futures and options transactions if the sum of the initial margin deposits and premiums paid for unexpired options exceeds 5% of the Fund's total assets. In addition, a Fund will not enter into Futures Contracts and options transactions if more than 30% of its net assets would be committed to such instruments.

      On February 9, 2012, the CFTC adopted amendments to its rules that, once effective, may affect the ability of the Trust, on behalf of a Fund, to continue to claim this exclusion. A Fund that seeks to claim the exclusion after the effectiveness of the amended rules would be limited in its ability to use futures and options on futures. If a Fund were no longer able to claim the exclusion, the Advisor would be required to register as a "commodity pool operator," and the Fund and the Advisor would be subject to regulation under the Commodity Exchange Act (the "CEA").

      The foregoing limitations are non-fundamental policies of the Funds and may be changed without shareholder approval as regulatory agencies permit.

Asset Coverage for Futures and Options Positions

      The Funds will comply with the regulatory requirements of the SEC and the CFTC with respect to coverage of options and Futures positions by registered investment companies and, if the guidelines so require, will earmark or set aside cash, U.S. government securities, high grade liquid debt securities and/or other liquid assets permitted by the SEC and CFTC in a segregated custodial account in the amount prescribed. Securities earmarked or held in a segregated account cannot be sold while the Futures or options position is outstanding, unless replaced with other permissible assets, and will be marked-to-market daily.

Stock Index Options

      The Funds may purchase stock index options, sell stock index options in order to close out existing positions and/or write covered options on stock indices for hedging purposes. Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the stock index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple.

      A stock index fluctuates with changes in the market values of the stocks included in the index. For example, some stock index options are based on a broad market index, such as the S&P 500 Index or the Value Line(R) Composite Index or a more narrow market index, such as the S&P 100 Index. Indices may also be based on an industry or market segment. Options on stock indices are currently traded on the following exchanges: the Chicago Board Options Exchange,

NYSE Amex Options, The NASDAQ(R) Stock Market LLC ("NASDAQ(R)") and the Philadelphia Stock Exchange.

      The Funds' use of stock index options is subject to certain risks. Successful use by a Fund of options on stock indices will be subject to the ability of First Trust to correctly predict movements in the directions of the stock market. This requires different skills and techniques than predicting changes in the prices of individual securities. In addition, a Fund's ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline through transactions in put options on stock indices, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by the Fund. Inasmuch as the Funds' securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, a Fund will bear the risk that the prices of its securities being hedged will not move in the same amount as the prices of its put options on the stock indices. It is also possible that there may be a negative correlation between the index and a Fund's securities, which would result in a loss on both such securities and the options on stock indices acquired by the Fund.

      The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The purchase of stock index options involves the risk that the premium and transaction costs paid by a Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the stock index on which the option is based.

Certain Considerations Regarding Options

      There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or elsewhere may exist. If a Fund is unable to close out a call option on securities that it has written before the option is exercised, a Fund may be required to purchase the optioned securities in order to satisfy its obligation under the option to deliver such securities. If a Fund is unable to effect a closing sale transaction with respect to options on securities that it has purchased, it would have to exercise the option in order to realize any profit and would incur transaction costs upon the purchase and sale of the underlying securities.

      The writing and purchasing of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from the effectiveness of attempted hedging. Options transactions may result in significantly higher transaction costs and portfolio turnover for the Funds.

Futures Contracts

      The Funds may enter into Futures Contracts, including index Futures as a hedge against movements in the equity markets, in order to hedge against changes on securities held or intended to be acquired by a Fund or for other purposes permissible under CEA. A Fund's hedging may include sales of Futures as an offset against the effect of expected declines in stock prices and purchases of Futures as an offset against the effect of expected increases in stock prices. The Funds will not enter into Futures Contracts which are prohibited under the CEA and will, to the extent required by regulatory authorities, enter only into Futures Contracts that are traded on national Futures exchanges and are standardized as to maturity date and underlying financial instrument. The principal interest rate Futures exchanges in the United States are the Chicago Board of Trade and the Chicago Mercantile Exchange. Futures exchanges and trading are regulated under the CEA by the CFTC.

      An interest rate Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., a debt security) or currency for a specified price at a designated date, time and place. An index Futures Contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index Futures Contract was originally written. Transaction costs are incurred when a Futures Contract is bought or sold and margin deposits must be maintained. A Futures Contract may be satisfied by delivery or purchase, as the case may be, of the instrument or by payment of the change in the cash value of the index. More commonly, Futures Contracts are closed out prior to delivery by entering into an offsetting transaction in a matching Futures Contract. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, a gain will be realized. Conversely, if the offsetting sale price is more than the original purchase price, a gain will be realized; if it is less, a loss will be realized. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Fund is not able to enter into an offsetting transaction, a Fund will continue to be required to maintain the margin deposits on the Futures Contract.

      Margin is the amount of funds that must be deposited by a Fund with its custodian in a segregated account in the name of the Futures commission merchant in order to initiate Futures trading and to maintain a Fund's open positions in Futures Contracts. A margin deposit is intended to ensure a Fund's performance of the Futures Contract.

      The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract. Futures Contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the Futures Contract being traded.

      If the price of an open Futures Contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the Futures Contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the Futures Contract so that the margin deposit exceeds the required margin, the broker will pay the excess to a Fund. In computing daily NAV, a Fund will mark to market the current value of its open Futures Contracts. The Funds expect to earn interest income on their margin deposits.

      Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Future Contracts were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount initially invested in the Futures Contract. However, a Fund would presumably have sustained comparable losses if, instead of the Futures Contract, it had invested in the underlying financial instrument and sold it after the decline.

      Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract prices during a single trading day. The day limit establishes the maximum amount that the price of a Futures Contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of Futures positions and subjecting some investors to substantial losses.

      There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a Futures position. A Fund would continue to be required to meet margin requirements until the position is closed, possibly resulting in a decline in the Fund's NAV. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

      A public market exists in Futures Contracts covering a number of indices, including but not limited to, the S&P 500 Index, the S&P 100 Index, the NASDAQ-100 Index(R), the Value Line(R) Composite Index and the NYSE Composite Index(R).

Options on Futures

      The Funds may also purchase or write put and call options on Futures Contracts and enter into closing transactions with respect to such options to terminate an existing position. A Futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position
(put) in a Futures Contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the holder acquires a long position in the Futures Contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. Prior to exercise or expiration, a Futures option may be closed out by an offsetting purchase or sale of a Futures option of the same series.

      The Funds may use options on Futures Contracts in connection with hedging strategies. Generally, these strategies would be applied under the same market and market sector conditions in which the Funds use put and call options on securities or indices. The purchase of put options on Futures Contracts is analogous to the purchase of puts on securities or indices so as to hedge a Fund's securities holdings against the risk of declining market prices. The writing of a call option or the purchasing of a put option on a Futures Contract constitutes a partial hedge against declining prices of securities which are deliverable upon exercise of the Futures Contract. If the price at expiration of a written call option is below the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in a Fund's holdings of securities. If the price when the option is exercised is above the exercise price, however, a Fund will incur a loss, which may be offset, in whole or in part, by the increase in the value of the securities held by a Fund that were being hedged. Writing a put option or purchasing a call option on a Futures Contract serves as a partial hedge against an increase in the value of the securities a Fund intends to acquire.

      As with investments in Futures Contracts, the Funds are required to deposit and maintain margin with respect to put and call options on Futures Contracts written by them. Such margin deposits will vary depending on the nature of the underlying Futures Contract (and the related initial margin requirements), the current market value of the option, and other Futures positions held by a Fund. A Fund will earmark or set aside in a segregated account at such Fund's custodian, liquid assets, such as cash, U.S. government securities or other high-grade liquid debt obligations equal in value to the amount due on the underlying obligation. Such segregated assets will be marked-to-market daily, and additional assets will be earmarked or placed in the segregated account whenever the total value of the earmarked or segregated assets falls below the amount due on the underlying obligation.

      The risks associated with the use of options on Futures Contracts include the risk that the Funds may close out its position as a writer of an option only if a liquid secondary market exists for such options, which cannot be assured. A Fund's successful use of options on Futures Contracts depends on First Trust's ability to correctly predict the movement in prices of Futures Contracts and the underlying instruments, which may prove to be incorrect. In addition, there may be imperfect correlation between the instruments being hedged and the Futures Contract subject to the option. For additional information, see "Futures Contracts." Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures Contracts might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures Contracts markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures Contracts positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase the price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because of initial margin deposit requirements, there might be increased participation by speculators in the Futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading," and other investment strategies might result in temporary price distortions.

LENDING OF PORTFOLIO SECURITIES

      In order to generate additional income, as a non-principal investment strategy certain of the Funds may lend portfolio securities representing up to 20% of the value of their total assets to broker-dealers, banks or other institutional borrowers of securities. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, the Funds will only enter into domestic loan arrangements with broker-dealers, banks or other institutions which First Trust has determined are creditworthy under guidelines approved by the Board of Trustees. The Funds will pay a portion of the income earned on the lending transaction to the placing broker and may pay administrative and custodial fees in connection with these loans.

      In these loan arrangements, the Funds will receive collateral in the form of cash, U.S. government securities equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the securities loaned as determined at the time of loan origination. This collateral must be valued daily by First Trust or the applicable Fund's lending agent and, if the market value of the loaned securities increases, the borrower must furnish additional collateral to the lending Fund. During the time portfolio securities are on loan, the borrower pays the lending Fund any dividends or interest paid on the securities. Loans are subject to termination at any time by the lending Fund or the borrower. While a Fund does not have the right to vote securities on loan, it would terminate the loan and regain the right to vote if that were considered important with respect to the investment. When a Fund lends portfolio securities to a borrower, payments in lieu of dividends made by the borrower to the Fund will not constitute "qualified dividends" taxable at the same rate as long-term capital gains, even if the actual dividends would have constituted qualified dividends had the Fund held the securities.

                             SUBLICENSE AGREEMENTS

      The Trust on behalf of each Fund has entered into a sublicense agreement (each a "Sublicense Agreement") with First Trust, First Trust Portfolios and each Fund's corresponding Index Provider that grants each Fund and First Trust a non-exclusive and non-transferable sublicense to use certain intellectual property of such Index Provider in connection with the issuance, distribution, marketing and/or promotion of the applicable Fund. Pursuant to each Sublicense Agreement, the Trust on behalf of each Fund and First Trust have agreed to be bound by certain provisions of the product license agreement by and between the corresponding Index Provider and First Trust Portfolios (each a "Product License Agreement").

      Pursuant to the Product License Agreement applicable to the AlphaDEX(R) Sector Funds, First Trust Portfolios will pay Archipelago an annual license fee of 0.10% of the average daily net assets of each such Fund, provided, that the minimum annual payment paid to Archipelago under the Product License Agreement shall be $50,000.

      Pursuant to the Product License Agreement applicable to the AlphaDEX(R) Style Funds, First Trust Portfolios will pay S&P an annual fee of $25,000 for each such Fund for the initial two years of the Product License Agreement and $20,000 for each Fund for each subsequent year. In addition, First Trust Portfolios shall pay S&P 0.03% of the average daily net assets of each such Fund.

                                INVESTMENT RISKS

Overview

      An investment in a Fund should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the equity securities or the general condition of the common stock market may worsen and the value of the equity securities and therefore the value of a Fund may decline. A Fund may not be an appropriate investment for those who are unable or unwilling to assume the risks involved generally with an equity investment. The past market and earnings performance of any of the equity securities included in a Fund is not predictive of their future performance. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. First Trust cannot predict the direction or scope of any of these factors. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers.

      Shareholders of common stocks of the type held by the Funds have a right to receive dividends only when and if, and in the amounts, declared by the issuer's board of directors and have a right to participate in amounts available for distribution by the issuer only after all other claims on the issuer have been paid. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy. The value of common stocks is subject to market fluctuations for as long as the common stocks remain outstanding, and thus the value of the equity securities in the Funds will fluctuate over the life of the Funds and may be more or less than the price at which they were purchased by the Funds. The equity securities held in the Funds may appreciate or depreciate in value (or pay dividends) depending on the full range of economic and market influences affecting these securities, including the impact of a Fund's purchase and sale of the equity securities and other factors.

      Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the entity, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stocks issued by, the issuer. Cumulative preferred stock dividends must be paid before common stock dividends and any cumulative preferred stock dividend omitted is added to future dividends payable to the holders of cumulative preferred stock. Preferred stockholders are also generally entitled to rights on liquidation which are senior to those of common stockholders.

ADDITIONAL RISK OF INVESTING IN THE FUNDS

Liquidity Risk

      Whether or not the equity securities in the Funds are listed on a securities exchange, the principal trading market for certain of the equity securities in certain of the Funds may be in the over-the-counter ("OTC") market. As a result, the existence of a liquid trading market for the equity securities may depend on whether dealers will make a market in the equity securities. There can be no assurance that a market will be made for any of the equity securities, that any market for the equity securities will be maintained or that there will be sufficient liquidity of the equity securities in any markets made. The price at which the equity securities are held in the Funds will be adversely affected if trading markets for the equity securities are limited or absent.

RISKS AND SPECIAL CONSIDERATIONS CONCERNING DERIVATIVES

      In addition to the foregoing, the use of derivative instruments involves certain general risks and considerations as described below.

             (1) Market Risk. Market risk is the risk that the value of the underlying assets may go up or down. Adverse movements in the value of an underlying asset can expose the Funds to losses. Derivative instruments may include elements of leverage and, accordingly, fluctuations in the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the portfolio managers' ability to predict movements of the securities, currencies, and commodities markets, which may require different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed. A decision to engage in a derivative transaction will reflect the portfolio managers' judgment that the derivative transaction will provide value to a Fund and its shareholders and is consistent with a Fund's objective, investment limitations, and operating policies. In making such a judgment, the portfolio managers will analyze the benefits and risks of the derivative transactions and weigh them in the context of a Fund's overall investments and investment objective.

             (2) Credit Risk. Credit risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivatives is generally less than for privately-negotiated or OTC derivatives, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, the Funds will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transactions and possibly other losses to the Funds. The Funds will enter into transactions in derivative instruments only with counterparties that First Trust reasonably believes are capable of performing under the contract.

             (3) Correlation Risk. Correlation risk is the risk that there might be an imperfect correlation, or even no correlation, between price movements of a derivative instrument and price movements of investments being hedged. When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged with any change in the price of the underlying asset. With an imperfect hedge, the value of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option or selling a Futures Contract) increased by less than the decline in value of the hedged investments, the hedge would not be perfectly correlated. This might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using instruments on indices will depend, in part, on the degree of correlation between price movements in the index and the price movements in the investments being hedged.

             (4) Liquidity Risk. Liquidity risk is the risk that a derivative instrument cannot be sold, closed out, or replaced quickly at or very close to its fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction. The Funds might be required by applicable regulatory requirements to maintain assets as "cover," maintain segregated accounts, and/or make margin payments when they take positions in derivative instruments involving obligations to third parties (i.e., instruments other than purchase options). If a Fund is unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expires, matures, or is closed out. These requirements might impair a

      Fund's ability to sell a security or make an investment at a time when it would otherwise be favorable to do so, or require that a Fund sell a portfolio security at a disadvantageous time. A Fund's ability to sell or close out a position in an instrument prior to expiration or maturity depends upon the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the counterparty to enter into a transaction closing out the position. Due to liquidity risk, there is no assurance that any derivatives position can be sold or closed out at a time and price that is favorable to a Fund.

             (5) Legal Risk. Legal risk is the risk of loss caused by the unenforceability of a party's obligations under the derivative. While a party seeking price certainty agrees to surrender the potential upside in exchange for downside protection, the party taking the risk is looking for a positive payoff. Despite this voluntary assumption of risk, a counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

             (6) Systemic or "Interconnection" Risk. Systemic or interconnection risk is the risk that a disruption in the financial markets will cause difficulties for all market participants. In other words, a disruption in one market will spill over into other markets, perhaps creating a chain reaction. Much of the OTC derivatives market takes place among the OTC dealers themselves, thus creating a large interconnected web of financial obligations. This interconnectedness raises the possibility that a default by one large dealer could create losses for other dealers and destabilize the entire market for OTC derivative instruments.

                            MANAGEMENT OF THE FUNDS

TRUSTEES AND OFFICERS

      The general supervision of the duties performed for the Funds under the investment management agreement is the responsibility of the Board of Trustees. There are five Trustees of the Trust, one of whom is an "interested person" (as the term is defined in the 1940 Act) and four of whom are Trustees who are not officers or employees of First Trust or any of its affiliates ("Independent Trustees"). The Trustees set broad policies for the Funds, choose the Trust's officers and hire the Trust's investment advisor. The officers of the Trust manage its day-to-day operations and are responsible to the Trust's Board of Trustees. The following is a list of the Trustees and executive officers of the Trust and a statement of their present positions and principal occupations during the past five years, the number of portfolios each Trustee oversees and the other directorships they hold, if applicable. Each Trustee has been elected for an indefinite term. The officers of the Trust serve indefinite terms. Each Trustee, except for James A. Bowen, is an Independent Trustee. Mr. Bowen is deemed an "interested person" (as that term is defined in the 1940 Act) ("Interested Trustee") of the Trust due to his position as Chief Executive Officer of First Trust, investment advisor to the Funds.

                                                                                                       NUMBER OF
                                                                                                     PORTFOLIOS IN
                                                        TERM OF OFFICE                              THE FIRST TRUST       OTHER
                                                        AND YEAR FIRST                               FUND COMPLEX    TRUSTEESHIPS OR
         NAME, ADDRESS            POSITION AND OFFICES    ELECTED OR       PRINCIPAL OCCUPATIONS      OVERSEEN BY     DIRECTORSHIPS
       AND DATE OF BIRTH               WITH TRUST          APPOINTED        DURING PAST 5 YEARS         TRUSTEE      HELD BY TRUSTEE

Trustee who is an Interested
Person of the Trust
----------------------------
James A. Bowen(1)                Chairman of the       o Indefinite      Chief Executive Officer     98 Portfolios    None
120 East Liberty Drive,          Board and Trustee       term            (December 2010 to
  Suite 400                                                              Present), President
Wheaton, IL 60187                                                        (until December 2010),
D.O.B.: 09/55                                          o Since           First Trust Advisors L.P.
                                                         inception       and First Trust
                                                                         Portfolios L.P.; Chairman
                                                                         of the Board of
                                                                         Directors, BondWave LLC
                                                                         (Software Development
                                                                         Company/Investment
                                                                         Advisor) and Stonebridge
                                                                         Advisors LLC (Investment
                                                                         Advisor)

Independent Trustees
----------------------------

Richard E. Erickson              Trustee               o Indefinite      Physician; President,       98 Portfolios    None
c/o First Trust Advisors L.P.                            term            Wheaton Orthopedics;
120 East Liberty Drive,                                                  Co-owner and Co-Director
  Suite 400                                                              (January 1996 to May
Wheaton, IL 60187                                      o Since           2007), Sports Med Center
D.O.B.: 04/51                                            inception       for Fitness; Limited
                                                                         Partner, Gundersen Real
                                                                         Estate Limited
                                                                         Partnership; Member,
                                                                         Sportsmed LLC

Thomas R. Kadlec                 Trustee               o Indefinite      President (March 2010 to    98 Portfolios    Director of
c/o First Trust Advisors L.P.                            term            Present), Senior Vice                        ADM Investor
120 East Liberty Drive,                                                  President and Chief                          Services, Inc.
  Suite 400                                            o Since           Financial Officer (May                       and ADM
Wheaton, IL 60187                                        inception       2007 to March 2010), Vice                    Investor
D.O.B.: 11/57                                                            President and Chief                          Services
                                                                         Financial Officer (1990                      International
                                                                         to May 2007), ADM
                                                                         Investor Services, Inc.
                                                                         (Futures Commission
                                                                         Merchant)

Robert F. Keith                  Trustee               o Indefinite      President (2003 to          98 Portfolios    Director of
c/o First Trust Advisors L.P.                            term            Present), Hibs                               Trust Company
120 East Liberty Drive,                                                  Enterprises (Financial                       of Illinois
  Suite 400                                            o Since           and Management
Wheaton, IL 60187                                        inception       Consulting)
D.O.B.: 11/56

Niel B. Nielson                  Trustee               o Indefinite      President and Chief         98 Portfolios    Director of
c/o First Trust Advisors L.P.                            term            Executive Officer (July                      Covenant
120 East Liberty Drive,                                                  2012 to Present), Dew                        Transport Inc.
  Suite 400                                            o Since           Learning LLC; President
Wheaton, IL 60187                                        inception       (June 2002 to June 2012),
D.O.B.: 03/54                                                            Covenant College


                                     - 24 -


                                                                                                       NUMBER OF
                                                                                                     PORTFOLIOS IN
                                                        TERM OF OFFICE                              THE FIRST TRUST       OTHER
                                                        AND YEAR FIRST                               FUND COMPLEX    TRUSTEESHIPS OR
         NAME, ADDRESS            POSITION AND OFFICES    ELECTED OR       PRINCIPAL OCCUPATIONS      OVERSEEN BY     DIRECTORSHIPS
       AND DATE OF BIRTH               WITH TRUST          APPOINTED        DURING PAST 5 YEARS         TRUSTEE      HELD BY TRUSTEE

Officers of the Trust
----------------------------

Mark R. Bradley                  President and Chief   o Indefinite      Chief Financial Officer,    N/A              N/A
120 East Liberty Drive,          Executive Officer       term            Chief Operating Officer
  Suite 400                                                              (December 2010 to
Wheaton, IL 60187                                                        Present), First Trust
D.O.B.: 11/57                                          o President and   Advisors L.P. and First
                                                         Chief           Trust Portfolios L.P.;
                                                         Executive       Chief Financial Officer,
                                                         Officer since   BondWave LLC (Software
                                                         January 2012;   Development
                                                         Treasurer and   Company/Investment
                                                         Chief           Advisor) and Stonebridge
                                                         Financial       Advisors LLC (Investment
                                                         Officer         Advisor)
                                                         (inception to
                                                         January 2012)

James M. Dykas                   Treasurer, Chief      o Indefinite      Controller (January 2011    N/A              N/A
120 East Liberty Drive,          Financial Officer       term            to Present), Senior Vice
  Suite 400                      and Chief Accounting                    President (April 2007 to
Wheaton, IL 60187                Officer               o Treasurer,      January 2011), Vice
D.O.B.: 01/66                                            Chief           President (January 2005
                                                         Financial       to April 2007), First
                                                         Officer and     Trust Advisors L.P. and
                                                         Chief           First Trust Portfolios
                                                         Accounting      L.P
                                                         Officer since
                                                         January 2012;
                                                         Assistant
                                                         Treasurer
                                                         (inception to
                                                         January 2012)

W. Scott Jardine                 Secretary             o Indefinite      General Counsel, First      N/A              N/A
120 East Liberty Drive,                                  term            Trust Advisors L.P. and
  Suite 400                                                              First Trust Portfolios
Wheaton, IL 60187                                      o Since           L.P.; Secretary, BondWave
D.O.B.: 05/60                                            inception       LLC (Software Development
                                                                         Company/Investment
                                                                         Advisor) and Stonebridge
                                                                         Advisors LLC (Investment
                                                                         Advisor)

Daniel J. Lindquist              Vice President        o Indefinite      Senior Vice President       N/A              N/A
120 East Liberty Drive,                                  term            (September 2005 to
  Suite 400                                                              Present), Vice President
Wheaton, IL 60187                                      o Since           (April 2004 to September
D.O.B.: 02/70                                            inception       2005), First Trust
                                                                         Advisors L.P. and First
                                                                         Trust Portfolios L.P.

Kristi A. Maher                  Assistant Secretary   o Indefinite      Deputy General Counsel      N/A              N/A
120 East Liberty Drive,          and Chief Compliance    term            (May 2007 to Present),
  Suite 400                      Officer                                 Assistant General Counsel
Wheaton, IL 60187                                      o Assistant       (March 2004 to May 2007),
D.O.B.: 12/66                                            Secretary       First Trust Advisors L.P.
                                                         since           and First Trust
                                                         inception;      Portfolios L.P.
                                                         Chief
                                                         Compliance
                                                         Officer since
                                                         January 2011

Roger F. Testin                  Vice President        o Indefinite      Senior Vice President       N/A              N/A
120 East Liberty Drive,                                  term            (November 2003 to
  Suite 400                                                              Present), First Trust
Wheaton, IL 60187                                      o Since           Advisors L.P. and First
D.O.B.: 06/66                                            inception       Trust Portfolios L.P.


                                     - 25 -


                                                                                                       NUMBER OF
                                                                                                     PORTFOLIOS IN
                                                        TERM OF OFFICE                              THE FIRST TRUST       OTHER
                                                        AND YEAR FIRST                               FUND COMPLEX    TRUSTEESHIPS OR
         NAME, ADDRESS            POSITION AND OFFICES    ELECTED OR       PRINCIPAL OCCUPATIONS      OVERSEEN BY     DIRECTORSHIPS
       AND DATE OF BIRTH               WITH TRUST          APPOINTED        DURING PAST 5 YEARS         TRUSTEE      HELD BY TRUSTEE

Stan Ueland                      Vice President        o Indefinite      Vice President (August      N/A              N/A
120 East Liberty Drive,                                  term            2005 to Present), First
  Suite 400                                                              Trust Advisors L.P. and
Wheaton, IL 60187                                      o Since           First Trust Portfolios
D.O.B.: 11/70                                            inception       L.P; Vice President (May
                                                                         2004 to August 2005),
                                                                         BondWave LLC (Software
                                                                         Development Company/
                                                                         Investment Advisor)

--------------------

(1) Mr. Bowen is deemed an "interested person" of the Trust due to his position as Chief Executive Officer of First Trust, investment advisor of the Funds.

UNITARY BOARD LEADERSHIP STRUCTURE

      Each Trustee serves as a trustee of all open-end and closed-end funds in the First Trust Fund Complex (as defined below), which is known as a "unitary" board leadership structure. Each Trustee currently serves as a trustee of First Trust Series Fund, First Trust Variable Insurance Trust and First Defined Portfolio Fund, LLC, open-end funds with twelve portfolios advised by First Trust; First Trust Senior Floating Rate Income Fund II, Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund, First Trust Energy Income and Growth Fund, First Trust Enhanced Equity Income Fund, First Trust/Aberdeen Global Opportunity Income Fund, First Trust Mortgage Income Fund, First Trust Strategic High Income Fund II, First Trust/Aberdeen Emerging Opportunity Fund, First Trust Specialty Finance and Financial Opportunities Fund, First Trust Active Dividend Income Fund, First Trust High Income Long/Short Fund, First Trust Energy Infrastructure Fund and First Trust MLP and Energy Income Fund, closed-end funds advised by First Trust; and the Trust, First Trust Exchange-Traded Fund, First Trust Exchange-Traded Fund II, First Trust Exchange-Traded Fund IV, First Trust Exchange-Traded Fund VI and First Trust Exchange-Traded AlphaDEX(R) Fund II, exchange-traded funds with 73 portfolios advised by First Trust (each a "First Trust Fund" and collectively, the "First Trust Fund Complex"). None of the Trustees who are not "interested persons" of the Trust, nor any of their immediate family members, has ever been a director, officer or employee of, or consultant to, First Trust, First Trust Portfolios or their affiliates. In addition, the officers of the Trust (other than Stan Ueland and Roger Testin) hold the same positions with the other funds in the First Trust Fund Complex as they hold with the Trust. Mr. Ueland, Vice President of the Trust, serves in the same position for all of the funds in the First Trust Fund Complex with the exception of First Defined Portfolio Fund, LLC, First Trust Series Fund and the closed-end funds. Mr. Testin, Vice President of the Trust, serves in the same position for all funds in the First Trust Fund Complex with the exception of the closed-end funds.

      The management of the Funds, including general supervision of the duties performed for the Funds under the investment management agreement between the Trust, on behalf of the Funds, and the Advisor, is the responsibility of the Board of Trustees. The Trustees of the Trust set broad policies for the Funds, choose the Trust's officers, and hire the Funds' investment advisor and other service providers. The officers of the Trust manage the day-to-day operations and are responsible to the Trust's Board. The Trust's Board is composed of four Independent Trustees and one Interested Trustee. The Interested Trustee, James
A. Bowen, serves as the Chairman of the Board for each fund in the First Trust Fund Complex.

      The same five persons serve as Trustees on the Trust's Board and on the Boards of all other First Trust Funds. The unitary board structure was adopted for the First Trust Funds because of the efficiencies it achieves with respect to the governance and oversight of the First Trust Funds. Each First Trust Fund is subject to the rules and regulations of the 1940 Act (and other applicable securities laws), which means that many of the First Trust Funds face similar issues with respect to certain of their fundamental activities, including risk management, portfolio liquidity, portfolio valuation and financial reporting. Because of the similar and often overlapping issues facing the First Trust Funds, including among the Funds, the Board of the First Trust Funds believes that maintaining a unitary board structure promotes efficiency and consistency in the governance and oversight of all First Trust Funds and reduces the costs, administrative burdens and possible conflicts that may result from having multiple boards. In adopting a unitary board structure, the Trustees seek to provide effective governance through establishing a board the overall composition of which will, as a body, possesses the appropriate skills, diversity, independence and experience to oversee the Funds' business.

      Annually, the Board reviews its governance structure and the committee structures, their performance and functions and reviews any processes that would enhance Board governance over the Funds' business. The Board has determined that its leadership structure, including the unitary board and committee structure, is appropriate based on the characteristics of the funds it serves and the characteristics of the First Trust Fund Complex as a whole.

      In order to streamline communication between the Advisor and the Independent Trustees and create certain efficiencies, the Board has a Lead Independent Trustee who is responsible for: (i) coordinating activities of the Independent Trustees; (ii) working with the Advisor, Fund counsel and the independent legal counsel to the Independent Trustees to determine the agenda for Board meetings; (iii) serving as the principal contact for and facilitating communication between the Independent Trustees and the Funds' service providers, particularly the Advisor; and (iv) any other duties that the Independent Trustees may delegate to the Lead Independent Trustee. The Lead Independent Trustee is selected by the Independent Trustees and serves a two-year term or until his successor is selected.

      The Board has established four standing committees (as described below) and has delegated certain of its responsibilities to those committees. The Board and its committees meet frequently throughout the year to oversee the Funds' activities, review contractual arrangements with and performance of service providers, oversee compliance with regulatory requirements, and review Fund performance. The Independent Trustees are represented by independent legal counsel at all Board and committee meetings (other than meetings of the Executive Committee). Generally, the Board acts by majority vote of all the Trustees, including a majority vote of the Independent Trustees if required by applicable law.

      The three committee Chairmen and the Lead Independent Trustee rotate every two years in serving as Chairman of the Audit Committee, the Nominating and Governance Committee or the Valuation Committee, or as Lead Independent Trustee. The Lead Independent Trustee also serves on the Executive Committee with the Interested Trustee.

      The four standing committees of the First Trust Fund Complex are: the Executive Committee (and Pricing and Dividend Committee), the Nominating and Governance Committee, the Valuation Committee and the Audit Committee. The Executive Committee, which meets between Board meetings, is authorized to exercise all powers of and to act in the place of the Board of Trustees to the extent permitted by the Trust's Declaration of Trust and By-Laws. Such Committee is also responsible for the declaration and setting of dividends. Mr. Keith and Mr. Bowen are members of the Executive Committee. During the last fiscal year, the Executive Committee held two meetings.

      The Nominating and Governance Committee is responsible for appointing and nominating non-interested persons to the Trust's Board of Trustees. Messrs. Erickson, Kadlec, Keith and Nielson are members of the Nominating and Governance Committee. If there is no vacancy on the Board of Trustees, the Board will not actively seek recommendations from other parties, including shareholders. The Board of Trustees adopted a mandatory retirement age of 72 for Trustees, beyond which age Trustees are ineligible to serve. The Committee will not consider new trustee candidates who are 72 years of age or older. When a vacancy on the Board of Trustees of a First Trust Fund occurs and nominations are sought to fill such vacancy, the Nominating and Governance Committee may seek nominations from those sources it deems appropriate in its discretion, including shareholders of the applicable Fund. To submit a recommendation for nomination as a candidate for a position on the Board of Trustees, shareholders of the applicable Fund shall mail such recommendation to W. Scott Jardine, Secretary, at the Trust's address, 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187. Such recommendation shall include the following information: (i) evidence of Fund ownership of the person or entity recommending the candidate (if a Fund shareholder); (ii) a full description of the proposed candidate's background, including their education, experience, current employment and date of birth; (iii) names and addresses of at least three professional references for the candidate; (iv) information as to whether the candidate is an "interested person" in relation to the Fund, as such term is defined in the 1940 Act, and such other information that may be considered to impair the candidate's independence; and (v) any other information that may be helpful to the Committee in evaluating the candidate. If a recommendation is received with satisfactorily completed information regarding a candidate during a time when a vacancy exists on the Board or during such other time as the Nominating and Governance Committee is accepting recommendations, the recommendation will be forwarded to the Chairman of the Nominating and Governance Committee and the counsel to the Independent Trustees. Recommendations received at any other time will be kept on file until such time as the Nominating and Governance Committee is accepting recommendations, at which point they may be considered for nomination. During the last fiscal year, the Nominating and Governance Committee held four meetings.

      The Valuation Committee is responsible for the oversight of the pricing procedures of each Fund. Messrs. Erickson, Kadlec, Keith and Nielson are members of the Valuation Committee. During the last fiscal year, the Valuation Committee held four meetings.

      The Audit Committee is responsible for overseeing each Fund's accounting and financial reporting process, the system of internal controls, audit process and evaluating and appointing independent auditors (subject also to Board approval). Messrs. Erickson, Kadlec, Keith and Nielson serve on the Audit Committee. During the last fiscal year, the Audit Committee held eight meetings.

RISK OVERSIGHT

      As part of the general oversight of the Funds, the Board is involved in the risk oversight of the Funds. The Board has adopted and periodically reviews policies and procedures designed to address each Fund's risks. Oversight of investment and compliance risk, including oversight of any sub-advisors, is performed primarily at the Board level in conjunction with the Advisor's investment oversight group and the Trust's Chief Compliance Officer ("CCO"). Oversight of other risks also occurs at the committee level. The Advisor's investment oversight group reports to the Board at quarterly meetings regarding, among other things, Fund performance and the various drivers of such performance as well as information related to sub-advisors and their operations and processes. The Board reviews reports on the Funds' and the service providers' compliance policies and procedures at each quarterly Board meeting and receives an annual report from the CCO regarding the operations of the Funds' and the service providers' compliance program. In addition, the Independent Trustees meet privately each quarter with the CCO. The Audit Committee reviews with the Advisor each Fund's major financial risk exposures and the steps the Advisor has taken to monitor and control these exposures, including each Fund's risk assessment and risk management policies and guidelines. The Audit Committee also, as appropriate, reviews in a general manner the processes other Board committees have in place with respect to risk assessment and risk management. The Nominating and Governance Committee monitors all matters related to the corporate governance of the Funds. The Valuation Committee monitors valuation risk and compliance with the Fund's Valuation Procedures and oversees the pricing agents and actions by the Advisor's Pricing Committee with respect to the valuation of portfolio securities.

      Not all risks that may affect the Funds can be identified nor can controls be developed to eliminate or mitigate their occurrence or effects. It may not be practical or cost effective to eliminate or mitigate certain risks, the processes and controls employed to address certain risks may be limited in their effectiveness, and some risks are simply beyond the reasonable control of the Funds or the Advisor or other service providers. Moreover, it is necessary to bear certain risks (such as investment related risks) to achieve a Fund's goals. As a result of the foregoing and other factors, the Fund's ability to manage risk is subject to substantial limitations.

BOARD DIVERSIFICATION AND TRUSTEE QUALIFICATIONS

      As described above, the Nominating and Governance Committee of each Board oversees matters related to the nomination of Trustees. The Nominating and

Governance Committee seeks to establish an effective Board with an appropriate range of skills and diversity, including, as appropriate, differences in background, professional experience, education, vocations, and other individual characteristics and traits in the aggregate. Each Trustee must meet certain basic requirements, including relevant skills and experience, time availability, and if qualifying as an Independent Trustee, independence from the Advisor, sub-advisors, underwriters or other service providers, including any affiliates of these entities.

      Listed below for each current Trustee are the experiences, qualifications and attributes that led to the conclusion, as of the date of this SAI, that each current Trustee should serve as a trustee.

      Richard E. Erickson, M.D., is an orthopedic surgeon and President of Wheaton Orthopedics. He also has been a co-owner and director of a fitness center and a limited partner of two real estate companies. Dr. Erickson has served as a Trustee of each First Trust Fund since its inception. Dr. Erickson has also served as the Lead Independent Trustee (2008 - 2009), Chairman of the Nominating and Governance Committee (2003 - 2007) and Chairman of the Valuation Committee (June 2006 - 2007 and 2010 - 2011) of the First Trust Funds. He currently serves as Chairman of the Audit Committee (since January 1, 2012) of the First Trust Funds.

      Thomas R. Kadlec is President of ADM Investor Services Inc. ("ADMIS"), a futures commission merchant and wholly-owned subsidiary of the Archer Daniels Midland Company ("ADM"). Mr. Kadlec has been employed by ADMIS and its affiliates since 1990 in various accounting, financial, operations and risk management capacities. Mr. Kadlec serves on the boards of several international affiliates of ADMIS and is a member of ADM's Integrated Risk Committee, which is tasked with the duty of implementing and communicating enterprise-wide risk management. Mr. Kadlec has served as a Trustee of each First Trust Fund, except First Defined Portfolio Fund, LLC, since its inception. He has served as a Trustee of First Defined Portfolio Fund, LLC, since 2004. Mr. Kadlec also served on the Executive Committee from the organization of the first First Trust closed-end fund in 2003 until he was elected as the first Lead Independent Trustee in December 2005, serving as such through 2007. He also served as Chairman of the Valuation Committee (2008 - 2009), Chairman of the Audit Committee (2010 - 2011) and he currently serves as Chairman of the Nominating and Governance Committee (since January 1, 2012) of the First Trust Funds.

      Robert F. Keith is President of Hibs Enterprises, a financial and management consulting firm. Mr. Keith has been with Hibs Enterprises since 2003. Prior thereto, Mr. Keith spent 18 years with ServiceMaster and Aramark, including three years as President and COO of ServiceMaster Consumer Services, where he led the initial expansion of certain products overseas, five years as President and COO of ServiceMaster Management Services and two years as President of Aramark ServiceMaster Management Services. Mr. Keith is a certified public accountant and also has held the positions of Treasurer and Chief Financial Officer of ServiceMaster, at which time he oversaw the financial aspects of ServiceMaster's expansion of its Management Services division in to Europe, the Middle East and Asia. Mr. Keith has served as a Trustee of the First Trust Funds since June 2006. Mr. Keith has also served as the Chairman of the Audit Committee (2008 - 2009) and Chairman of the Nominating and Governance

Committee (2010 - 2011) of the First Trust Funds. He currently serves as Lead Independent Trustee and on the Executive Committee (since January 1, 2012) of the First Trust Funds.

      Niel B. Nielson, Ph.D., has served as President and Chief Executive Officer of Dew Learning LLC (a global provider of digital and on-line educational products and services) since 2012. Mr. Nielson formerly served as President of Covenant College (2002-2012), and as a partner and trader (of options and futures contracts for hedging options) for Ritchie Capital Markets Group (1996 -1997), where he held an administrative management position at this proprietary derivatives trading company. He also held prior positions in new business development for ServiceMaster Management Services Company, and in personnel and human resources for NationsBank of North Carolina, N.A. and Chicago Research and Trading Group, Ltd. ("CRT"). His international experience includes serving as a director of CRT Europe, Inc. for two years, directing out of London all aspects of business conducted by the U.K. and European subsidiary of CRT. Prior to that, Mr. Nielson was a trader and manager at CRT in Chicago. Mr. Nielson has served as a Trustee of each First Trust Fund since its inception and of the First Trust Funds since 1999. Mr. Nielson has also served as the Chairman of the Audit Committee (2003 - 2006), Chairman of the Nominating and Governance Committee (2008 - 2009) and Lead Independent Trustee (2010 - 2011) and currently serves as Chairman of the Valuation Committee (since January 1, 2012) of the First Trust Funds.

      James A. Bowen is Chief Executive Officer of First Trust Advisors L.P. and First Trust Portfolios L.P. and until January 23, 2012, also served as President and Chief Executive Officer of the First Trust Funds. Mr. Bowen is involved in the day-to-day management of the First Trust Funds and serves on the Executive Committee. He has over 26 years of experience in the investment company business in sales, sales management and executive management. Mr. Bowen has served as a Trustee of each First Trust Fund since its inception and of the First Trust Funds since 1999.

      Prior January 1, 2012, each trust in the First Trust Fund Complex paid each Independent Trustee an annual retainer of $10,000 per trust for the first 14 trusts in the First Trust Fund Complex and an annual retainer of $7,500 per trust for each subsequent trust added to the First Trust Fund Complex. The annual retainer was allocated equally among each of the trusts. In addition, for all the trusts in the First Trust Fund Complex, Mr. Nielson was paid annual compensation of $10,000 to serve as the Lead Independent Trustee, Mr. Kadlec was paid annual compensation of $5,000 to serve as the Chairman of the Audit Committee, Dr. Erickson was paid annual compensation of $2,500 to serve as Chairman of the Valuation Committee and Mr. Keith was paid annual compensation of $2,500 to serve as the Chairman of the Nominating and Governance Committee. The annual compensation was allocated equally among each of the trusts in the First Trust Fund Complex. Effective January 1, 2012, each Independent Trustee is paid a fixed annual retainer of $125,000 per year and an annual per fund fee of $4,000 for each closed-end fund or other actively managed fund and $1,000 for each index fund in the First Trust Fund Complex. The fixed annual retainer is allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Additionally, the Lead Independent Trustee is paid $15,000 annually, the Chairman of the Audit Committee is paid $10,000 annually, and each of the Chairmen of the Nominating and Governance Committee and the Valuation Committee is paid $5,000 annually to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Trustees are also reimbursed by the investment companies in the First Trust Fund Complex for travel and out-of-pocket expenses incurred in connection with all meetings. Each Chairman and the Lead Independent Trustee will serve a two year term expiring December 31, 2013 before rotating to serve as a Chairman of another Committee or as Lead Independent Trustee.

      The following table sets forth the compensation (including reimbursement for travel and out-of-pocket expenses) paid by the Funds and the First Trust Fund Complex to each of the Independent Trustees for the fiscal year ended July 31, 2012 and the calendar year ended December 31, 2011, respectively. The Trust has no retirement or pension plans. The officers and Trustee who are "interested persons" as designated above serve without any compensation from the Trust. The Trust has no employees. Its officers are compensated by First Trust.

                                 TOTAL COMPENSATION FROM                TOTAL COMPENSATION FROM
 NAME OF TRUSTEE                      THE FUNDS(1)                  THE FIRST TRUST FUND COMPLEX(2)
 Richard E. Erickson                    $38,9850                                $177,025
 Thomas R. Kadlec                        $38,101                                $178,750
 Robert F. Keith                         $40,078                                $177,025
 Niel B. Nielson                         $39,270                                $187,707

--------------------

(1) The compensation paid by the Funds to the Independent Trustees for the fiscal year ended July 31, 2012 for services to the Funds.

(2) The total compensation paid to the Independent Trustees for the calendar year ended December 31, 2011 for services to the ten portfolios of First Defined Portfolio Fund, LLC, and First Trust Series Fund, open-end funds; 12 closed-end funds; and 60 series of the Trust, First Trust Exchange-Traded Fund, First Trust Exchange-Traded Fund II and First Trust Exchange-Traded AlphaDEX(R) Fund II, exchange-traded funds, all advised by First Trust.

      The following table sets forth the dollar range of equity securities beneficially owned by the Trustees in the Funds and in other funds overseen by the Trustees in the First Trust Fund Complex as of December 30, 2011:


                                     DOLLAR RANGE OF EQUITY SECURITIES IN A FUND

                                                                 Aggregate Dollar Range of Equity
                                                                   Securities in All Registered
                           Dollar Range of Equity                Investment Companies Overseen by
                            Securities in a Fund                   Trustee in First Trust Fund
                          (Number of Shares Held)                            Complex

Interested Trustee
James A. Bowen                      None                               $50,001 - $100,000

Independent Trustees

Richard E. Erickson                 None                                  Over $100,000

Thomas R. Kadlec                    None                                  Over $100,000


                                     - 32 -


                                     DOLLAR RANGE OF EQUITY SECURITIES IN A FUND

                                                                 Aggregate Dollar Range of Equity
                                                                   Securities in All Registered
                           Dollar Range of Equity                Investment Companies Overseen by
                            Securities in a Fund                   Trustee in First Trust Fund
                          (Number of Shares Held)                            Complex

Robert F. Keith    $10,001 - $50,000, First Trust Multi
                         Cap Value AlphaDEX(R) Fund
                     $50,001 - $100,000, First Trust
                     Multi Cap Growth AlphaDEX(R) Fund
                   $10,001 - $50,000, First Trust Large
                         Cap Core AlphaDEX(R) Fund
                   $10,001 - $50,000, First Trust Small
                         Cap Core AlphaDEX(R) Fund
                    $10,001 - $50,000, First Trust Mid
                         Cap Core AlphaDEX(R) Fund                          Over $100,000

Niel B. Nielson      $1-10,000, First Trust Materials
                              AlphaDEX(R) Fund                              Over $100,000

      As of December 31, 2011, the Independent Trustees of the Trust and immediate family members did not own beneficially or of record any class of securities of an investment advisor or principal underwriter of the Funds or any person directly or indirectly controlling, controlled by, or under common control with an investment advisor or principal underwriter of the Funds.

      As of December 31, 2011, the officers and Trustees, in the aggregate, owned less than 1% of the Shares of each Fund.

      The table set forth as Exhibit A shows the percentage ownership of each shareholder or "group" (as that term is used in Section 13(d) of the Securities Exchange Act of 1934, as amended (the "1934 Act")) who, as of July 31, 2012, owned of record, or is known by the Trust to have owned of record or beneficially, 5% or more of the Shares of a Fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a Fund or acknowledges the existence of control. A party that controls a Fund may be able to significantly influence the outcome of any item presented to shareholders for approval.

      Information as to beneficial ownership is based on the securities position listing reports as of July 31, 2012. The Funds do not have any knowledge of who the ultimate beneficiaries are of the Shares.

      Investment Advisor. First Trust, 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187, is the investment advisor to the Funds. First Trust is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. Grace Partners of DuPage L.P. is a limited partnership with one general partner, The Charger Corporation, and a number of limited partners. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, the Chief Executive Officer of First Trust. First Trust discharges its responsibilities to the Funds subject to the policies of the Board of Trustees.

      First Trust provides investment tools and portfolios for advisors and investors. First Trust is committed to theoretically sound portfolio construction and empirically verifiable investment management approaches. Its asset management philosophy and investment discipline are deeply rooted in the application of intuitive factor analysis and model implementation to enhance investment decisions.

      First Trust acts as investment advisor for and manages the investment and reinvestment of the assets of the Funds. First Trust also administers the Trust's business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as Trustees or officers of the Trust if elected to such positions.

      Pursuant to an investment management agreement (the "Investment Management Agreement") between First Trust and the Trust, the First Trust Consumer Discretionary AlphaDEX(R) Fund, First Trust Consumer Staples AlphaDEX(R) Fund, First Trust Energy AlphaDEX(R) Fund, First Trust Financials AlphaDEX(R) Fund, First Trust Health Care AlphaDEX(R) Fund, First Trust Industrials/Producer Durables AlphaDEX(R) Fund, First Trust Materials AlphaDEX(R) Fund, First Trust Technology AlphaDEX(R) Fund, First Trust Utilities AlphaDEX(R) Fund, First Trust Large Cap Core AlphaDEX(R) Fund, First Trust Mid Cap Core AlphaDEX(R) Fund, First Trust Small Cap Core AlphaDEX(R) Fund, First Trust Large Cap Value AlphaDEX(R) Fund, First Trust Large Cap Growth AlphaDEX(R) Fund and First Trust Multi Cap Value AlphaDEX(R) Fund (the "Expense Cap Funds") have agreed to pay an annual management fee equal to 0.50% of their average daily net assets.

      Each Expense Cap Fund is responsible for all its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, sublicensing fees, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution and service fees pursuant to a 12b-1 plan, if any, and extraordinary expenses.

First Trust has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 0.70% of average daily net assets until November 30, 2013. Expenses borne and fees waived by First Trust are subject to reimbursement by the Funds up to three years from the date the fee or expense was incurred by each Fund, but no reimbursement payment will be made by the Funds at any time if it would result in a Fund's expenses exceeding 0.70% of average daily net assets.

      For First Trust Mid Cap Value AlphaDEX(R) Fund, First Trust Mid Cap Growth AlphaDEX(R) Fund, First Trust Small Cap Value AlphaDEX(R) Fund, First Trust Small Cap Growth AlphaDEX(R) Fund and First Trust Mega Cap AlphaDEX(R) Fund, First Trust is paid an annual unitary management fee of 0.70% of such Fund's average daily net assets and is responsible for the expenses of such Fund including the cost of transfer agency, custody, fund administration, legal, audit and other services, and excluding distribution and service fees pursuant to a 12b-1 plan, if any, brokerage expense, taxes, interest, and extraordinary expenses.

      Under the Investment Management Agreement, First Trust shall not be liable for any loss sustained by reason of the purchase, sale or retention of any security, whether or not such purchase, sale or retention shall have been based upon the investigation and research made by any other individual, firm or corporation, if such recommendation shall have been selected with due care and in good faith, except loss resulting from willful misfeasance, bad faith, or gross negligence on the part of First Trust in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties. The Investment Management Agreement terminates automatically upon assignment and is terminable at any time without penalty as to a Fund by the Board of Trustees, including a majority of the Independent Trustees, or by vote of the holders of a majority of the Fund's outstanding voting securities on 60 days' written notice to First Trust, or by First Trust on 60 days' written notice to the Fund.

      The following table sets forth the management fees (net of fee waivers and expense reimbursements, where applicable) paid by each Fund and the fees waived and expenses reimbursed, by First Trust for the specified periods.

                                 AMOUNT OF MANAGEMENT FEES (NET OF
                                      FEE WAIVERS AND EXPENSE                      AMOUNT OF FEES WAIVED AND EXPENSES
                                  REIMBURSEMENTS BY FIRST TRUST)                       REIMBURSED BY FIRST TRUST

                             (FOR THE       (FOR THE        (FOR THE             (FOR THE       (FOR THE        (FOR THE
                              PERIOD          YEAR            YEAR                PERIOD          YEAR            YEAR
                              ENDED           ENDED          ENDED                ENDED           ENDED          ENDED
        FUND                 7/31/10)       7/31/11)        7/31/12)             7/31/10)       7/31/11)        7/31/12)

FIRST TRUST CONSUMER         $234,388       $2,000,924     $2,326,249            $110,096       $109,492        $106,586
    DISCRETIONARY
   ALPHADEX(R) FUND


FIRST TRUST CONSUMER          $41,702        $287,740      $1,317,709            $51,148         $59,013        $105,132
  STAPLES ALPHADEX(R)
        FUND


 FIRST TRUST ENERGY          $109,639        $515,060       $436,299             $67,669         $52,991        $56,968
   ALPHADEX(R) FUND


     FIRST TRUST             $209,066       $1,054,303      $564,566             $104,140        $90,841        $52,006
FINANCIALS ALPHADEX(R)
        FUND


 FIRST TRUST HEALTH          $123,532        $559,178      $2,116,409            $66,052         $66,543        $124,634
 CARE ALPHADEX(R) FUND


                                     - 35 -


                                 AMOUNT OF MANAGEMENT FEES (NET OF
                                      FEE WAIVERS AND EXPENSE                      AMOUNT OF FEES WAIVED AND EXPENSES
                                  REIMBURSEMENTS BY FIRST TRUST)                       REIMBURSED BY FIRST TRUST

                             (FOR THE       (FOR THE        (FOR THE             (FOR THE       (FOR THE        (FOR THE
                              PERIOD          YEAR            YEAR                PERIOD          YEAR            YEAR
                              ENDED           ENDED          ENDED                ENDED           ENDED          ENDED
        FUND                 7/31/10)       7/31/11)        7/31/12)             7/31/10)       7/31/11)        7/31/12)

     FIRST TRUST              $39,872        $204,513       $291,308             $52,980         $45,159        $54,297
INDUSTRIALS/ PRODUCER
 DURABLES ALPHADEX(R)
        FUND


FIRST TRUST MATERIALS        $292,521       $2,092,742      $928,699             $114,679       $114,169        $67,709
   ALPHADEX(R) FUND


     FIRST TRUST              $99,924        $648,906       $938,613             $67,139         $62,099        $71,419
TECHNOLOGY ALPHADEX(R)
        FUND


FIRST TRUST UTILITIES         $69,046        $205,109       $967,649             $53,420         $46,722        $50,018
   ALPHADEX(R) FUND


FIRST TRUST LARGE CAP        $114,690        $841,523      $1,453,334            $73,433           N/A            N/A
 CORE ALPHADEX(R) FUND


 FIRST TRUST MID CAP         $106,983        $871,228      $1,362,349            $73,604           N/A            N/A
 CORE ALPHADEX(R) FUND


FIRST TRUST SMALL CAP         $57,239        $400,963       $672,126             $66,001         $31,316          N/A
 CORE ALPHADEX(R) FUND


FIRST TRUST LARGE CAP        $111,600        $549,001      $1,010,095            $64,402         $15,536          N/A
VALUE ALPHADEX(R) FUND


                                     - 36 -


                                 AMOUNT OF MANAGEMENT FEES (NET OF
                                      FEE WAIVERS AND EXPENSE                      AMOUNT OF FEES WAIVED AND EXPENSES
                                  REIMBURSEMENTS BY FIRST TRUST)                       REIMBURSED BY FIRST TRUST

                             (FOR THE       (FOR THE        (FOR THE             (FOR THE       (FOR THE        (FOR THE
                              PERIOD          YEAR            YEAR                PERIOD          YEAR            YEAR
                              ENDED           ENDED          ENDED                ENDED           ENDED          ENDED
        FUND                 7/31/10)       7/31/11)        7/31/12)             7/31/10)       7/31/11)        7/31/12)

FIRST TRUST LARGE CAP         $71,799        $453,275       $633,927             $52,810         $22,615          N/A
GROWTH ALPHADEX(R) FUND


FIRST TRUST MULTI CAP         $44,076        $96,262        $172,492             $41,081         $48,799        $44,672
VALUE ALPHADEX(R) FUND


FIRST TRUST MULTI CAP           $0           $46,928        $103,038             $49,427         $48,197        $44,292
GROWTH ALPHADEX(R) FUND

 FIRST TRUST MID CAP
GROWTH ALPHADEX(R) FUND         N/A           $6,155         $77,747               N/A             N/A            N/A

 FIRST TRUST MID CAP
VALUE ALPHADEX(R) FUND          N/A           $4,043         $46,033               N/A             N/A            N/A

FIRST TRUST SMALL CAP
GROWTH ALPHADEX(R) FUND         N/A           $7,708         $41,348               N/A             N/A            N/A

FIRST TRUST SMALL CAP
VALUE ALPHADEX(R) FUND          N/A           $4,049         $23,467               N/A             N/A            N/A

FIRST TRUST MEGA CAP
   ALPHADEX(R) FUND             N/A           $3,934         $44,986               N/A             N/A            N/A

      Investment Committee. The Investment Committee of First Trust is primarily responsible for the day-to-day management of the Funds. There are currently six members of the Investment Committee, as follows:

                               POSITION WITH              LENGTH OF SERVICE       PRINCIPAL OCCUPATION
NAME                           FIRST TRUST                WITH FIRST TRUST        DURING PAST FIVE YEARS

Daniel J. Lindquist            Senior Vice President      Since 2004              Senior Vice President
                                                                                  (September 2005 to Present),
                                                                                  Vice President (April 2004 to
                                                                                  September 2005) First Trust
                                                                                  Advisors L.P. and First Trust
                                                                                  Portfolios L.P.

Jon C. Erickson                Senior Vice President      Since 1994              Senior Vice President, First
                                                                                  Trust Advisors L.P.  and First
                                                                                  Trust Portfolios L.P.

David G. McGarel               Chief Investment Officer   Since 1997              Chief Investment Officer (June
                               and Senior Vice President                          2012, to present), Senior Vice
                                                                                  President, First Trust
                                                                                  Advisors L.P.  and First Trust
                                                                                  Portfolios L.P.

Roger F. Testin                Senior Vice President      Since 2001              Senior Vice President, First
                                                                                  Trust Advisors L.P.  and First
                                                                                  Trust Portfolios L.P.

Stan Ueland                    Vice President             Since 2005              Vice President (August 2005 to
                                                                                  Present), First Trust Advisors
                                                                                  L.P. and First Trust
                                                                                  Portfolios L.P.; Vice
                                                                                  President, (May 2004 to August
                                                                                  2005), BondWave LLC (Software
                                                                                  Development Company/Investment
                                                                                  Advisor)

      Daniel J. Lindquist: Mr. Lindquist is Chairman of the Investment Committee and presides over Investment Committee meetings. Mr. Lindquist is also responsible for overseeing the implementation of the Funds' investment strategies.

      David G. McGarel: As First Trust's Chief Investment Officer, Mr. McGarel consults with the Investment Committee on market conditions and First Trust's general investment philosophy.

      As of December 31, 2011, Mr. McGarel owned 500 shares ($10,001-$50,000) of First Trust Large Cap Core AlphaDEX(R) Fund.

      Jon C. Erickson: As the head of First Trust's Equity Research Group, Mr. Erickson is responsible for determining the securities to be purchased and sold by funds that do not utilize quantitative investment strategies.

      Roger F. Testin: As head of First Trust's Portfolio Management Group, Mr. Testin is responsible for executing the instructions of the Strategy Research Group and Equity Research Group in a Fund's portfolio.

      As of December 31, 2011, Mr. Testin owned 800 shares ($10,001-$50,000) of First Trust Financials AlphaDEX(R) Fund, 400 shares ($10,001-$50,000) of First Trust Health Care AlphaDEX(R) Fund, 200 shares ($10,001-$50,000) of First Trust Mid Cap Core AlphaDEX(R) Fund and 300 shares ($10,001-$50,000) of First Trust Small Cap Core AlphaDEX(R) Fund.

      Stan Ueland: Mr. Ueland executes the investment strategies of each of the Funds.

      As of December 31, 2011 Mr. Ueland owned 425 shares ($10,001-$50,000) of First Trust Health Care AlphaDEX(R) Fund and 500 shares ($10,001-$50,000) of First Trust Technology AlphaDEX(R) Fund.

      Compensation. The compensation structure for each member of the Investment Committee is based upon a fixed salary as well as a discretionary bonus determined by the management of First Trust. Salaries are determined by management and are based upon an individual's position and overall value to the firm. Bonuses are also determined by management and are based upon an individual's overall contribution to the success of the firm and the profitability of the firm. Salaries and bonuses for members of the Investment Committee are not based upon criteria such as performance of the Funds or the value of assets included in the Funds' portfolios. In addition Mr. Erickson, Mr. Lindquist, Mr. McGarel and Mr. Ueland also have an indirect ownership stake in the firm and will therefore receive their allocable share of ownership-related distributions.

      The Investment Committee manages the investment vehicles (other than the Funds of the Trust) with the number of accounts and assets, as of July 31, 2012, set forth in the table below:

                                   ACCOUNTS MANAGED BY INVESTMENT COMMITTEE

                                       REGISTERED INVESTMENT    OTHER POOLED INVESTMENT
                                             COMPANIES                 VEHICLES
                                        NUMBER OF ACCOUNTS        NUMBER OF ACCOUNTS     OTHER ACCOUNTS NUMBER OF
INVESTMENT COMMITTEE MEMBER                 ($ ASSETS)                ($ ASSETS)            ACCOUNTS ($ ASSETS)

Roger F. Testin                        62 ($11,948,758,715)        7 ($238,847,644)        2,868 ($739,651,749)

Jon C. Erickson                        62 ($11,948,758,715)        7 ($238,847,644)        2,868 ($739,651,749)

David G. McGarel                       62 ($11,948,758,715)        7 ($238,847,644)        2,868 ($739,651,749)

Daniel J. Lindquist                    62 ($11,948,758,715)               N/A              2,868 ($739,651,749)

Stan Ueland                            49 ($ 3,954,074,001 )              N/A                       N/A
--------------------

      None of the accounts managed by the Investment Committee pay an advisory fee that is based upon the performance of the account. In addition, First Trust believes that there are no material conflicts of interest that may arise in connection with the Investment Committee's management of the Funds' investments and the investments of the other accounts managed by the Investment Committee. However, because the investment strategy of the Funds and the investment strategies of many of the other accounts managed by the Investment Committee are based on fairly mechanical investment processes, the Investment Committee may recommend that certain clients sell and other clients buy a given security at the same time. In addition, because the investment strategies of the Funds and other accounts managed by the Investment Committee generally result in the clients investing in readily available securities, First Trust believes that there should not be material conflicts in the allocation of investment opportunities between the Funds and other accounts managed by the Investment Committee.

                             BROKERAGE ALLOCATIONS

      First Trust is responsible for decisions to buy and sell securities for the Funds and for the placement of the Funds' securities business, the negotiation of the commissions to be paid on brokered transactions, the prices for principal trades in securities, and the allocation of portfolio brokerage and principal business. It is the policy of First Trust to seek the best execution at the best security price available with respect to each transaction, and with respect to brokered transactions in light of the overall quality of brokerage and research services provided to First Trust and its clients. The best price to a Fund means the best net price without regard to the mix between purchase or sale price and commission, if any. Purchases may be made from underwriters, dealers, and, on occasion, the issuers. Commissions will be paid on a Fund's Futures and options transactions, if any. The purchase price of portfolio securities purchased from an underwriter or dealer may include underwriting commissions and dealer spreads. The Funds may pay mark-ups on principal transactions. In selecting broker/dealers and in negotiating commissions, First Trust considers, among other things, the firm's reliability, the quality of its execution services on a continuing basis and its financial condition. Fund portfolio transactions may be effected with broker/dealers who have assisted investors in the purchase of Shares.

      Section 28(e) of the 1934 Act permits an investment advisor, under certain circumstances, to cause an account to pay a broker or dealer who supplies brokerage and research services a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction. Brokerage and research services include (a) furnishing advice as to the value of securities, the advisability of investing, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (b) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (c) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). Such brokerage and research services are often referred to as "soft dollars." First Trust has advised the Board of Trustees that it does not currently intend to use soft dollars.

      Notwithstanding the foregoing, in selecting brokers, First Trust may in the future consider investment and market information and other research, such as economic, securities and performance measurement research, provided by such brokers, and the quality and reliability of brokerage services, including execution capability, performance, and financial responsibility. Accordingly, the commissions charged by any such broker may be greater than the amount another firm might charge if First Trust determines in good faith that the amount of such commissions is reasonable in relation to the value of the research information and brokerage services provided by such broker to First Trust or the Trust. In addition, First Trust must determine that the research information received in this manner provides the Funds with benefits by supplementing the research otherwise available to the Funds. The Investment Management Agreement provides that such higher commissions will not be paid by the Funds unless the Advisor determines in good faith that the amount is reasonable in relation to the services provided. The investment advisory fees paid by the Funds to First Trust under the Investment Management Agreement would not be reduced as a result of receipt by First Trust of research services.

      First Trust places portfolio transactions for other advisory accounts advised by it, and research services furnished by firms through which the Funds effect their securities transactions may be used by First Trust in servicing all of its accounts; not all of such services may be used by First Trust in connection with the Funds. First Trust believes it is not possible to measure separately the benefits from research services to each of the accounts (including the Funds) advised by it. Because the volume and nature of the trading activities of the accounts are not uniform, the amount of commissions in excess of those charged by another broker paid by each account for brokerage and research services will vary. However, First Trust believes such costs to the Funds will not be disproportionate to the benefits received by the Funds on a continuing basis. First Trust seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by the Funds and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the Funds. In making such allocations between the Funds and other advisory accounts, the main factors considered by First Trust are the respective investment objectives, the relative size of portfolio holding of the same or comparable securities, the availability of cash for investment and the size of investment commitments generally held.

BROKERAGE COMMISSIONS

      The following table sets forth the aggregate amount of brokerage commissions paid by each Fund for the specified periods. The amount of brokerage commissions paid by each Fund was higher for the fiscal years ended July 31, 2011 and July 31, 2012 than for the fiscal period ended July 31, 2010. This increase in brokerage commissions was due primarily to increased purchases of securities by the Funds in order to meet higher demand for Shares and the overall growth of the Funds.

                                                                   AGGREGATE AMOUNT OF
                                                                  BROKERAGE COMMISSIONS

                                            (FOR THE FISCAL        (FOR THE FISCAL            (FOR THE FISCAL
                                              YEAR ENDED              YEAR ENDED                YEAR ENDED
                 FUND                       JULY 31, 2010)          JULY 31, 2011)            JULY 31, 2012)
  FIRST TRUST CONSUMER DISCRETIONARY             $86,212               $268,214                   $380,267
            ALPHADEX(R) FUND

FIRST TRUST CONSUMER STAPLES ALPHADEX(R)         $12,768                $45,783                   $221,942
                 FUND

   FIRST TRUST ENERGY ALPHADEX(R) FUND           $24,484                $63,904                    $70,687

 FIRST TRUST FINANCIALS ALPHADEX(R) FUND         $55,726               $123,078                   $104,231

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND         $21,754                $80,075                   $288,035

   FIRST TRUST INDUSTRIALS/PRODUCER              $12,527                $27,471                    $39,453
        DURABLES ALPHADEX(R) FUND

 FIRST TRUST MATERIALS ALPHADEX(R) FUND          $53,118               $257,407                   $126,898

 FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND         $41,673               $140,510                   $200,757

 FIRST TRUST UTILITIES ALPHADEX(R) FUND          $14,873                $36,043                   $166,748


                                     - 42 -


                                                                   AGGREGATE AMOUNT OF
                                                                  BROKERAGE COMMISSIONS

                                            (FOR THE FISCAL        (FOR THE FISCAL            (FOR THE FISCAL
                                              YEAR ENDED              YEAR ENDED                YEAR ENDED
                 FUND                       JULY 31, 2010)          JULY 31, 2011)            JULY 31, 2012)

 FIRST TRUST LARGE CAP CORE ALPHADEX(R)          $25,236                $90,426                   $183,060
                 FUND

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND        $33,184               $102,899                   $229,497

 FIRST TRUST SMALL CAP CORE ALPHADEX(R)          $34,526                $92,352                   $177,653
                 FUND

 FIRST TRUST LARGE CAP VALUE ALPHADEX(R)         $30,383                $72,505                   $154,656
                 FUND

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R)         $26,691                $75,914                    $88,590
                 FUND

 FIRST TRUST MULTI CAP VALUE ALPHADEX(R)         $16,624                $21,022                    $44,388
                 FUND

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R)          $8,997                $18,088                    $25,549
                 FUND

 FIRST TRUST MID CAP GROWTH ALPHADEX(R)
                 FUND                                N/A                   $779                     $9,652

  FIRST TRUST MID CAP VALUE ALPHADEX(R)
                 FUND                                N/A                   $211                     $7,143

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R)
                 FUND                                N/A                 $1,245                     $8,168

 FIRST TRUST SMALL CAP VALUE ALPHADEX(R)
                 FUND                                N/A                   $443                     $5,697

  FIRST TRUST MEGA CAP ALPHADEX(R) FUND              N/A                   $649                     $4,975

      Administrator. The Bank of New York Mellon Corporation ("BNYM") serves as Administrator for the Funds. Its principal address is 101 Barclay St., New York, NY 10286.

      BNYM serves as Administrator for the Trust pursuant to a Fund Administration and Accounting Agreement. Under such agreement, BNYM is obligated on a continuous basis, to provide such administrative services as the Board of Trustees reasonably deems necessary for the proper administration of the Trust and the Funds. BNYM will generally assist in all aspects of the Trust's and the Funds' operations; supply and maintain office facilities (which may be in BNYM's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and record keeping services (including, without limitation, the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agency agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; and provide monitoring reports and assistance regarding compliance with federal and state securities laws.

      Pursuant to the Fund Administration and Accounting Agreement, the Trust on behalf of the Funds has agreed to indemnify the Administrator for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from negligence or willful misconduct in the performance of its duties.

      Pursuant to the Fund Administration and Accounting Agreement between BNYM and the Trust, the Funds have agreed to pay such compensation as is mutually agreed from time to time and such out-of-pocket expenses as incurred by BNYM in the performance of its duties. This fee is subject to reduction for assets over $1 billion. The following table sets forth the amounts paid by each Fund to BNYM under the Fund Administration and Accounting Agreement.

                                           FOR THE YEAR ENDED       FOR THE YEAR ENDED          FOR THE YEAR ENDED
                FUND                         JULY 31, 2010            JULY 31, 2011               JULY 31, 2012

 First Trust Consumer Discretionary
           AlphaDEX(R) Fund                       $37,862                 $213,437                   $252,419

    First Trust Consumer Staples
           AlphaDEX(R) Fund                       $10,174                  $36,206                   $144,123

 First Trust Energy AlphaDEX(R) Fund              $19,199                  $58,502                    $51,361

  First Trust Financials AlphaDEX(R)
                Fund                              $34,678                 $117,247                    $64,687

 First Trust Health Care AlphaDEX(R)
                Fund                              $19,617                  $64,484                   $226,318

  First Trust Industrials/Producer
      Durables AlphaDEX(R) Fund                   $11,867                  $27,189                    $37,090

First Trust Materials AlphaDEX(R) Fund            $42,074                 $222,369                   $101,711

  First Trust Technology AlphaDEX(R)
                Fund                              $18,342                  $73,142                   $103,389

First Trust Utilities AlphaDEX(R) Fund            $12,859                  $26,873                   $103,747


                                     - 44 -


                                           FOR THE YEAR ENDED       FOR THE YEAR ENDED          FOR THE YEAR ENDED
                FUND                         JULY 31, 2010            JULY 31, 2011               JULY 31, 2012

First Trust Large Cap Core AlphaDEX(R)
                Fund                              $26,027                  $89,245                   $155,876

 First Trust Mid Cap Core AlphaDEX(R)
                Fund                              $24,489                  $91,402                   $140,774

First Trust Small Cap Core AlphaDEX(R)
                Fund                              $21,685                  $49,081                    $73,273

    First Trust Large Cap Value
           AlphaDEX(R) Fund                       $20,892                  $59,590                   $104,593

    First Trust Large Cap Growth
           AlphaDEX(R) Fund                       $15,262                  $50,655                    $66,626


    First Trust Multi Cap Value
           AlphaDEX(R) Fund                       $21,206                  $21,907                    $29,590

    First Trust Multi Cap Growth
           AlphaDEX(R) Fund                       $13,547                  $16,156                    $21,291

First Trust Mid Cap Growth AlphaDEX(R)
                Fund                                  N/A                      N/A                        N/A

First Trust Mid Cap Value AlphaDEX(R)
                Fund                                  N/A                      N/A                        N/A

    First Trust Small Cap Growth
           AlphaDEX(R) Fund                           N/A                      N/A                        N/A

    First Trust Small Cap Value
           AlphaDEX(R) Fund                           N/A                      N/A                        N/A

First Trust Mega Cap AlphaDEX(R) Fund                 N/A                      N/A                        N/A


         CUSTODIAN, DISTRIBUTOR, TRANSFER AGENT, FUND ACCOUNTING AGENT,
                          INDEX PROVIDERS AND EXCHANGE

      Custodian, Transfer Agent and Accounting Agent. BNYM, as custodian for the Funds pursuant to a Custody Agreement, holds each Fund's assets. BNYM also serves as transfer agent of the Funds pursuant to a Transfer Agency and Service Agreement. As the Funds' accounting agent, BNYM calculates the NAV of Shares and calculates net income and realized capital gains or losses. BNYM may be reimbursed by the Funds for its out-of-pocket expenses.

      Distributor. First Trust Portfolios L.P., an affiliate of First Trust, is the distributor ("FTP" or the "Distributor") and principal underwriter of the Shares of the Funds. Its principal address is 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes Fund Shares. Shares are continuously offered for sale by the Funds through the Distributor only in Creation Unit Aggregations, as described in the Prospectus under the heading "Creation and Redemption of Creation Units."

      The Advisor may, from time to time and from its own resources, pay, defray or absorb costs relating to distribution, including payments out of its own resources to the Distributor, or to otherwise promote the sale of Shares. The Advisor's available resources to make these payments include profits from advisory fees received from the Funds. The services the Advisor may pay for include, but are not limited to, advertising and attaining access to certain conferences and seminars, as well as being presented with the opportunity to address investors and industry professionals through speeches and written marketing materials.

      For the fiscal years ended July 31, 2010, 2011 and 2012, there were no underwriting commissions with respect to the sale of Fund Shares, and First Trust Portfolios did not receive compensation on redemptions for the Funds for those periods.

      12b-1 Plan. The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the "Plan") pursuant to which the Funds may reimburse the Distributor up to a maximum annual rate of 0.25% their average daily net assets.

      Under the Plan and as required by Rule 12b-1, the Trustees will receive and review after the end of each calendar quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made. With the exception of the Distributor and its affiliates, no "interested person" of the Trust (as that term is defined in the 1940 Act) and no Trustee of the Trust has a direct or indirect financial interest in the operation of the Plan or any related agreement.

      No fee is currently paid by a Fund under the Plan and pursuant to a contractual agreement, the Funds will not pay 12b-1 fees any time before November 30, 2013.

      Aggregations. Fund Shares in less than Creation Unit Aggregations are not distributed by the Distributor. The Distributor will deliver the Prospectus and, upon request, this SAI to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the 1934 Act and a member of the Financial Industry Regulatory Authority ("FINRA").

      The Distribution Agreement provides that it may be terminated at any time, without the payment of any penalty, on at least 60 days' written notice by the Trust to the Distributor (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Funds. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

      The Distributor may also enter into agreements with securities dealers ("Soliciting Dealers") who will solicit purchases of Creation Unit Aggregations of Fund Shares. Such Soliciting Dealers may also be Participating Parties (as defined in "Procedures for Creation of Creation Unit Aggregations" below) and DTC Participants (as defined in "DTC Acts as Securities Depository for Fund Shares" below).

      Index Providers. The Index that each of the AlphaDEX(R) Sector Funds seeks to track is compiled by NYSE Euronext. The Index that each of the AlphaDEX(R) Style Funds seeks to track is compiled by S&P.

      The Index Providers are not affiliated with the Funds, First Trust Portfolios or First Trust. Each Fund is entitled to use the applicable Index pursuant to a sublicensing arrangement by and among the Trust on behalf of each Fund, its respective Index Provider, First Trust and First Trust Portfolios, which in turn has a license agreement with each Index Provider.

      AlphaDEX(R) Sector Funds. Each of the StrataQuant(R) Series indices is a registered trademark of NYSE Euronext and is licensed for use by First Trust Portfolios. First Trust Portfolios sublicenses the StrataQuant(R) Series Indices to the AlphaDEX(R) Sector Funds and to First Trust. The AlphaDEX(R) Sector Funds are not sponsored, endorsed, sold or promoted by NYSE Euronext. NYSE Euronext makes no representation or warranty, express or implied, to the owners of the AlphaDEX(R) Sector Funds or any member of the public regarding the advisability of investing in securities generally or the AlphaDEX(R) Sector Funds particularly or as to the result to be obtained by any person from the use of the StrataQuant(R) Series in connection with the trading of the AlphaDEX(R) Sector Funds.

      First Trust Portfolios has licensed to Archipelago, free of charge, the right to use certain intellectual property owned by First Trust Portfolios, including the AlphaDEX(R) trademark and the AlphaDEX(R) stock selection method, in connection with the creation of the StrataQuant(R) Series Indices. FTP has received a patent on the AlphaDEX(R) stock selection method from the United States Patent and Trademark Office.

      Notwithstanding such license, NYSE Euronext (following the acquisition of AMEX by NYSE Euronext) is solely responsible for the creation, compilation and administration of the StrataQuant(R) Series Indices and has the exclusive right to determine the stocks included in the Indices and the Indices' methodologies.

      The AlphaDEX(R) Sector Funds are not sponsored, endorsed, sold or promoted by Frank Russell Company ("Underlying Index Provider") or by the Index Provider. Neither Underlying Index Provider nor Index Provider makes any representation or warranty, express or implied, to the owners of the AlphaDEX(R) Sector Funds or any member of the public regarding the advisability of investing in securities generally or in the AlphaDEX(R) Sector Funds particularly or the ability of any of the StrataQuant(R) Series to track general stock market performance or a segment of the same. Index Provider's publication of the StrataQuant(R) Series in no way suggests or implies an opinion by Underlying Index Provider or by Index Provider as to the advisability of investment in any or all of the securities upon which the StrataQuant(R) Series is based. Index Provider's only relationship to First Trust Portfolios is the licensing of certain trademarks and trade names of Index Provider and of the AlphaDEX(R) Series which is determined, composed and calculated by Index Provider without regard to First Trust Portfolios, First Trust or the AlphaDEX(R) Sector Funds. Underlying Index Provider and Index Provider are not responsible for and have not reviewed the AlphaDEX(R) Sector Funds nor any associated literature or publications and make no representation or warranty express or implied as to their accuracy or completeness, or otherwise. Underlying Index Provider reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the StrataQuant(R) Series. Underlying Index Provider and Index Provider have no obligation or liability in connection with the administration, marketing or trading of the AlphaDEX(R) Sector Funds.

      INDEX PROVIDER DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF ANY OF THE STRATAQUANT(R) SERIES OR ANY DATA INCLUDED THEREIN. INDEX PROVIDER SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. INDEX PROVIDER MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST PORTFOLIOS, FIRST TRUST, INVESTORS, OWNERS OF THE ALPHADEX(R) SECTOR FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE STRATAQUANT(R) SERIES OR ANY DATA INCLUDED THEREIN. INDEX PROVIDER MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE STRATAQUANT(R) SERIES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL INDEX PROVIDER HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

      AlphaDEX(R) Style Funds. First Trust Portfolios has licensed to S&P, free of charge, the right to use certain intellectual property owned by First Trust Portfolios, including the AlphaDEX(R) trademark and the AlphaDEX(R) stock selection method, in connection with the S&P's creation of the Defined Index Series. FTP has received a patent on the AlphaDEX(R) stock selection method from the United States Patent and Trademark Office.

      Notwithstanding such license, S&P is solely responsible for the creation, compilation and administration of the Defined Index Series and has the exclusive right to determine the stocks included in the indices and the indices' methodologies.

      Standard & Poor's, S&P, S&P 500(R), S&P MidCap 400(R), S&P SmallCap 600(R), and S&P Composite 1500(R) are registeredtrademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). The trademarks have been licensed to S&P Dow Jones Indices LLC and have been sublicensed for use for certain purposes by FTP. The "Defined Index Series" is a product of S&P Dow Jones Indices LLC, and has been licensed for use by FTP. The AlphaDEX(R) Style Funds are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or any of their respective affiliates (collectively, "S&P Dow Jones Indices"). S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the AlphaDEX(R) Style Funds or any member of the public regarding the advisability of investing in securities generally or in the AlphaDEX(R) Style Funds particularly or the ability of any of the Defined Index Series to track general market performance. S&P Dow Jones Indices only relationship to FTP with respect to the Defined Index Series is the licensing of the Indices and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices. The Defined Index Series is determined, composed and calculated by S&P Dow Jones Indices without regard to FTP or the AlphaDEX(R) Style Funds. S&P Dow Jones Indices has no obligation to take the needs of FTP or the owners of the AlphaDEX(R) Style Funds into consideration in determining, composing or calculating the Defined Index Series. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the share prices, and amount of share of the AlphaDEX(R) Style Funds or the timing of the issuance or sale of share of the AlphaDEX(R) Style Funds or in the determination or calculation of the equation by which the AlphaDEX(R) Style Funds are to be issued. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the AlphaDEX(R) Style Funds. There is no assurance that investment products based on the Defined Index Series will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

      S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE DEFINED INDEX SERIES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY FTP, OWNERS OF THE ALPHADEX(R) STYLE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DEFINED INDEX SERIES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBLITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND FTP, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

      "AlphaDEX(R)" is a registered trademark of First Trust Portfolios. The Trust and First Trust on behalf of the Funds have been granted the right by First Trust Portfolios to use the name "AlphaDEX(R)" for certain purposes.

      Exchange. The only relationship that NYSE Arca has with First Trust or the Distributor of the Funds in connection with the Funds is that NYSE Euronext, an affiliate of NYSE Arca, is the Index Provider for the AlphaDEX(R) Sector Funds, and NYSE Arca lists the Shares of the Funds pursuant to its listing agreement with the Trust. NYSE Arca is not responsible for and has not participated in the determination of pricing or the timing of the issuance or sale of the Shares of the Funds or in the determination or calculation of the asset value of the Funds. NYSE Arca has no obligation or liability in connection with the administration, marketing or trading of the Funds.

                             ADDITIONAL INFORMATION

      Book Entry Only System. The following information supplements and should be read in conjunction with the Prospectus.

      DTC Acts as Securities Depository for Fund Shares. Shares of the Funds are represented by securities registered in the name of The Depository Trust Company ("DTC") or its nominee, Cede & Co., and deposited with, or on behalf of, DTC.

      DTC, a limited-purpose trust company, was created to hold securities of its participants (the "DTC Participants") and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities or certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange (the "NYSE") and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the "Indirect Participants").

      Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as "Beneficial Owners") is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Shares.

      Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to a letter agreement between DTC and the Trust, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of the Funds held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participants a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

      Fund distributions shall be made to DTC or its nominee, as the registered holder of all Fund Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in Shares of the Funds as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name," and will be the responsibility of such DTC Participants.

      The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

      DTC may decide to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

                      PROXY VOTING POLICIES AND PROCEDURES

      The Board has delegated to First Trust the proxy voting responsibilities for the Funds and has directed First Trust to vote proxies consistent with the Funds' best interests. First Trust has engaged the services of ISS Governance Services, a division of RiskMetrics Group, Inc. ("ISS"), to make recommendations to First Trust on the voting of proxies relating to securities held by the Funds. If First Trust manages the assets of a company or its pension plan and any of First Trust's clients hold any securities of that company, First Trust will vote proxies relating to such company's securities in accordance with the ISS recommendations to avoid any conflict of interest. While these guidelines are not intended to be all-inclusive, they do provide guidance on First Trust's general voting policies.

      Information regarding how the Funds voted proxies (if any) relating to portfolio securities during the most recent 12-month period ended June 30, is available upon request and without charge on the Funds' website at http://www.ftportfolios.com, by calling (800) 621-1675 or by accessing the SEC's website at http://www.sec.gov.

      Quarterly Portfolio Schedule. The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of the Funds' portfolio holdings with the SEC on Form N-Q. Forms N-Q for the Trust is available on the SEC's website at http://www.sec.gov. The Funds' Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust's Forms N-Q are available without charge, upon request, by calling (800) 621-1675 or by writing to First Trust Portfolios L.P., 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187.

      Policy Regarding Disclosure of Portfolio Holdings. The Trust has adopted a policy regarding the disclosure of information about each Fund's portfolio holdings. The Board of Trustees must approve all material amendments to this policy. Each Fund's portfolio holdings are publicly disseminated each day the Fund is open for business through financial reporting and news services, including publicly accessible Internet websites. In addition, a basket composition file, which includes the securxsity names and share quantities to deliver in exchange for Fund Shares, together with estimates and actual cash components, is publicly disseminated each day the NYSE is open for trading via the National Securities Clearing Corporation ("NSCC"). The basket represents one Creation Unit of a Fund. Each Fund's portfolio holdings are also available on the Funds' website at http://www.ftportfolios.com. The Trust, First Trust, FTP and BNYM will not disseminate non-public information concerning the Trust.

      Codes of Ethics. In order to mitigate the possibility that the Funds will be adversely affected by personal trading, the Trust, First Trust and the Distributor have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes of Ethics contain policies restricting securities trading in personal accounts of the officers, Trustees and others who normally come into possession of information on portfolio transactions. Personnel subject to the Codes of Ethics may invest in securities that may be purchased or held by the Fund; however, the Codes of Ethics require that each transaction in such securities be reviewed by the Chief Compliance Officer or his or her designee. These Codes of Ethics are on public file with, and are available from, the SEC.

             CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS

      Creation. The Trust issues and sells Shares of the Funds only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at their NAVs next determined after receipt, on any Business Day (as defined below), of an order in proper form.

      A "Business Day" is any day on which the NYSE is open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

      Deposit of Securities and Deposit or Delivery of Cash. The consideration for purchase of Creation Unit Aggregations of a Fund may consist of (i) cash in lieu of all or a portion of the Deposit Securities, as defined below, and/or
(ii) a designated portfolio of equity securities determined by First Trust--the "Deposit Securities"--per each Creation Unit Aggregation constituting a substantial replication of the stocks included in the underlying index ("Fund Securities") and generally an amount of cash--the "Cash Component"--computed as described below. Together, the Deposit Securities and the Cash Component (including the cash in lieu amount) constitute the "Fund Deposit," which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of a Fund.

      The Cash Component is sometimes also referred to as the Balancing Amount. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit Aggregation and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of Fund Shares (per Creation Unit Aggregation) and the "Deposit Amount"--an amount equal to the market value of the Deposit Securities and/or cash in lieu of all or a portion of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component.

      The Custodian, through the NSCC (discussed below), makes available on each Business Day, prior to the opening of business of the NYSE (currently 9:30 a.m., Eastern Time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for a Fund.

      Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Unit Aggregations of a Fund until such time as the next-announced composition of the Deposit Securities is made available.

      The identity and number of shares of the Deposit Securities required for a Fund Deposit for a Fund changes as rebalancing adjustments and corporate action events are reflected within a Fund from time to time by First Trust with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the component stocks of the underlying index. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash--i.e., a "cash in lieu" amount--to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below), or which might not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting or other relevant reason. Brokerage commissions incurred in connection with the acquisition of Deposit Securities not eligible for transfer through the systems of DTC and hence not eligible for transfer through the Clearing Process (discussed below) will be at the expense of a Fund and will affect the value of all Shares; but First Trust, subject to the approval of the Board of Trustees, may adjust the transaction fee within the parameters described above to protect ongoing shareholders. The adjustments described above will reflect changes known to First Trust on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the underlying index or resulting from certain corporate actions.

      In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Fund Deposit, the Custodian, through the NSCC, also makes available on each Business Day, the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit Aggregation of a Fund.

      Procedures for Creation of Creation Unit Aggregations. In order to be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of a Fund, an entity must be (i) a "Participating Party," i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the "Clearing Process"), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see the Book Entry Only System section), and, in each case, must have executed an agreement with the Distributor and transfer agent, with respect to creations and redemptions of Creation Unit Aggregations ("Participant Agreement") (discussed below). A Participating Party and DTC Participant are collectively referred to as an "Authorized Participant." Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. All Fund Shares, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

      All orders to create Creation Unit Aggregations, whether through the Clearing Process (through a Participating Party) or outside the Clearing Process (through a DTC Participant), must be received by the Distributor no later than the closing time of the regular trading session on the NYSE ("Closing Time") (ordinarily 4:00 p.m., Eastern Time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of Shares of the Funds as next determined on such date after receipt of the order in proper form. In the case of custom orders, the order must be received by the Distributor no later than 3:00 p.m. Eastern Time on the trade date. A custom order may be placed by an Authorized Participant in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or other relevant reason. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the "Transmittal Date." Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see the Placement of Creation Orders Using Clearing Process and the Placement of Creation Orders Outside Clearing Process sections). Severe economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

      All orders from investors who are not Authorized Participants to create Creation Unit Aggregations shall be placed with an Authorized Participant in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of a Fund have to be placed by the investor's broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement. Those placing orders for Creation Unit Aggregations through the Clearing Process should afford sufficient time in order to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date. Orders for Creation Unit Aggregations that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

      Placement of Creation Orders Using Clearing Process. The Clearing Process is the process of creating or redeeming Creation Unit Aggregations through the Continuous Net Settlement System of the NSCC. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through the Custodian to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party's creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Unit Aggregations through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed.

      Placement of Creation Orders Outside Clearing Process. Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement pre-approved by First Trust and the Distributor. A DTC Participant who wishes to place an order creating Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Unit Aggregations will instead be effected through a transfer of securities and cash directly through DTC. The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of a Fund by no later than 11:00 a.m., Eastern Time, of the next Business Day immediately following the Transmittal Date.

      All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than 2:00 p.m., Eastern Time, on the next Business Day immediately following such Transmittal Date. An order to create Creation Unit Aggregations outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if the Custodian does not receive both the required Deposit Securities and the Cash Component by 11:00 a.m. and 2:00 p.m., respectively on the next Business Day immediately following the Transmittal Date, such order will be canceled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted in order to reflect the then current Deposit Securities and Cash Component. The delivery of Creation Unit Aggregations so created will occur no later than the third (3rd) Business Day following the day on which the purchase order is deemed received by the Distributor.

      Additional transaction fees may be imposed with respect to transactions effected outside the Clearing Process (through a DTC participant) and in the limited circumstances in which any cash can be used in lieu of Deposit Securities to create Creation Units. (See "Creation Transaction Fee" section below.)

      Creation Unit Aggregations may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the Fund Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) 115% of the market value of the undelivered Deposit Securities (the "Additional Cash Deposit"). The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to 4:00 p.m., Eastern Time, on such date, and federal funds in the appropriate amount are deposited with the Custodian by 11:00 a.m., Eastern Time, the following Business Day. If the order is not placed in proper form by 4:00 p.m. or federal funds in the appropriate amount are not received by 11:00 a.m. the next Business Day, then the order may be deemed to be canceled and the Authorized Participant shall be liable to the Funds for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 115% of the daily marked-to-market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by 1:00 p.m., Eastern Time, on the third Business Day following the day on which the purchase order is deemed received by the Distributor or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities. Authorized Participants will be liable to the Trust and the Funds for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as listed below, will be charged in all cases. The delivery of Creation Unit Aggregations so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

      Acceptance of Orders for Creation Unit Aggregations. The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor with respect to a Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the Fund Shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (iii) the Deposit Securities delivered are not as disseminated for that date by the Custodian, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or First Trust, have an adverse effect on the Trust or the rights of Beneficial Owners; or (vii) in the event that circumstances outside the control of the Trust, the Custodian, the Distributor and First Trust make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, First Trust, the Distributor, DTC, NSCC, the Custodian or sub-custodian or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of such prospective creator of its rejection of the order of such person. The Trust, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits, nor shall any of them incur any liability for the failure to give any such notification.

      All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust's determination shall be final and binding.

      Creation Transaction Fee. Purchasers of Creation Units will be required to pay a standard creation transaction fee (the "Creation Transaction Fee"), described below, payable to BNYM regardless of the number of Creation Units. An additional variable fee of up to three times the Creation Transaction Fee may be charged to approximate additional expenses incurred by a Fund with respect to transactions effected outside of the Clearing Process (i.e., through a DTC Participant) or to the extent that cash is used in lieu of securities to purchase Creation Units. Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. The standard creation transaction fee is based on the number of different securities in a Creation Unit according to the fee schedule set forth below:

               NUMBER OF SECURITIES                CREATION
                IN A CREATION UNIT              TRANSACTION FEE
                        1-100                         $500
                      101-200                       $1,000
                      201-300                       $1,500
                      301-400                       $2,000
                      401-500                       $2,500
                      501-600                       $3,000
                      601-700                       $3,500

      Redemption of Fund Shares In Creation Units Aggregations. Fund Shares may be redeemed only in Creation Unit Aggregations at their NAV next determined after receipt of a redemption request in proper form by a Fund through the Transfer Agent and only on a Business Day. A Fund will not redeem Shares in amounts less than Creation Unit Aggregations. Beneficial Owners must accumulate enough Shares in the secondary market to constitute a Creation Unit Aggregation in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Fund Shares to constitute a redeemable Creation Unit Aggregation.

      With respect to the Funds, the Custodian, through the NSCC, makes available prior to the opening of business on the NYSE (currently 9:30 a.m., Eastern Time) on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations.

      Unless cash redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit Aggregation generally consist of Fund Securities--as announced on the Business Day of the request for redemption received in proper form--plus or minus cash in an amount equal to the difference between the NAV of the Fund Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less a redemption transaction fee as listed below. In the event that the Fund Securities have a value greater than the NAV of the Fund Shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder.

      The right of redemption may be suspended or the date of payment postponed
(i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares of a Fund or determination of the Fund's NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

      Redemption Transaction Fee. A redemption transaction fee (the "Redemption Transaction Fee") is imposed to offset transfer and other transaction costs that may be incurred by a Fund. An additional variable fee of up to three times the Redemption Transaction Fee may be charged to approximate additional expenses incurred by a Fund with respect to redemptions effected outside of the Clearing Process or to the extent that redemptions are for cash. A Fund reserves the right to effect redemptions in cash. A shareholder may request a cash redemption in lieu of securities; however, a Fund may, in its discretion, reject any such request. Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit Aggregation may be charged an additional fee for such services.

      The standard redemption transaction fee is based on the number of different securities in a Creation Unit according to the fee schedule set forth below:

               NUMBER OF SECURITIES               REDEMPTION
                IN A CREATION UNIT              TRANSACTION FEE
                        1-100                           $500
                      101-200                         $1,000
                      201-300                         $1,500
                      301-400                         $2,000
                      401-500                         $2,500
                      501-600                         $3,000
                      601-700                         $3,500

      Placement of Redemption Orders Using Clearing Process. Orders to redeem Creation Unit Aggregations through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement. An order to redeem Creation Unit Aggregations using the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern Time, on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed; such order will be effected based on the NAV of a Fund as next determined. An order to redeem Creation Unit Aggregations using the Clearing Process made in proper form but received by the Trust after 4:00 p.m., Eastern Time, will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such next Business Day. The requisite Fund Securities and the Cash Redemption Amount will be transferred by the third NSCC Business Day following the date on which such request for redemption is deemed received.

      Placement of Redemption Orders Outside Clearing Process. Orders to redeem Creation Unit Aggregations outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Unit Aggregations will instead be effected through transfer of Fund Shares directly through DTC. An order to redeem Creation Unit Aggregations outside the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern Time on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of Shares of the Fund, which delivery must be made through DTC to the Custodian no later than 11:00 a.m., Eastern Time, (for the Fund Shares) on the next Business Day immediately following such Transmittal Date (the "DTC Cut-Off-Time") and 2:00 p.m., Eastern Time for any Cash Component, if any owed to a Fund; and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Trust has deemed an order for redemption outside the Clearing Process received, the Trust will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered within three Business Days and the Cash Redemption Amount, if any owed to the redeeming Beneficial Owner to the Authorized Participant on behalf of the redeeming Beneficial Owner by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Trust.

      The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered/received upon redemption will be made by the Custodian according to the procedures set forth in this SAI under "Determination of NAV" computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Transfer Agent by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of Shares of a Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be determined by the Custodian on such Transmittal Date. If, however, either (i) the requisite number of Shares of a Fund are not delivered by the DTC Cut-Off-Time, as described above, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be computed on the Business Day following the Transmittal Date provided that the Fund Shares of a Fund are delivered through DTC to the Custodian by 11:00 a.m. the following Business Day pursuant to a properly submitted redemption order.

      If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such Fund Shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that a Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Fund Shares based on the NAV of Shares of a Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Fund's brokerage and other transaction costs associated with the disposition of Fund Securities). The Funds may also, in their sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities, or cash lieu of some securities added to the Cash Component, but in no event will the total value of the securities delivered and the cash transmitted differ from the NAV. Redemptions of Fund Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the Fund Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of Shares or delivery instructions.

      The chart below describes in further detail the placement of redemption orders outside the clearing process.

                              TRANSMITTAL            NEXT BUSINESS         SECOND BUSINESS           THIRD BUSINESS
                               DATE (T)                DAY (T+1)              DAY (T+2)                 DAY (T+3)

 CREATION THROUGH NSCC

 STANDARD ORDERS          4:00 p.m.              No action.              No action.              Creation Unit
                                                                                                 Aggregations will be
                          Order must be                                                          delivered.
                          received by the
                          Distributor.

 CUSTOM ORDERS            3:00 p.m.              No action.              No action.              Creation Unit
                                                                                                 Aggregations will be
                          Order must be                                                          delivered.
                          received by the
                          Distributor.

                          Orders received
                          after 3:00 p.m. will
                          be treated as
                          standard orders.

 CREATION OUTSIDE NSCC

 STANDARD ORDERS          4:00 p.m. (ET)         11:00 a.m. (ET)         No action.              Creation Unit
                                                                                                 Aggregations will be
                          Order in proper form   Deposit Securities must                         delivered.
                          must be received by    be received by a Fund's
                          the Distributor.       account through DTC.

                                                 2:00 p.m. (ET)


                                     - 61 -


                              TRANSMITTAL            NEXT BUSINESS         SECOND BUSINESS           THIRD BUSINESS
                               DATE (T)                DAY (T+1)              DAY (T+2)                 DAY (T+3)

                                                 Cash Component must be
                                                 received by the
                                                 Custodian.

 STANDARD ORDERS CREATED  4:00 p.m. (ET)         11:00 a.m. (ET)         No action.              1:00 p.m.
 IN ADVANCE OF RECEIPT
 BY THE TRUST OF ALL OR   Order in proper form   Available Deposit                               Missing Deposit
 A PORTION OF THE         must be received by    Securities.                                     Securities are due to
 DEPOSIT SECURITIES       the Distributor.                                                       the Trust or the Trust
                                                 Cash in an amount equal                         may use cash on deposit
                                                 to the sum of (i) the                           to purchase missing
                                                 Cash Component, plus                            Deposit Securities.
                                                 (ii) 115% of the market
                                                 value of the                                    Creation Unit
                                                 undelivered Deposit                             Aggregations will be
                                                 Securities.                                     delivered.

 CUSTOM ORDERS            3:00 p.m.              11:00 a.m. (ET)         No action.              Creation Unit
                                                                                                 Aggregations will be
                          Order in proper form   Deposit Securities must                         delivered.
                          must be received by    be received by a Fund's
                          the Distributor.       account through DTC.

                          Order received after   2:00 p.m. (ET)
                          3:00 p.m. will be
                          treated as standard    Cash Component must be
                          orders.                received by the Orders
                                                 Custodian.

 REDEMPTION THROUGH NSCC

 STANDARD ORDERS          4:00 p.m. (ET)         No action.              No action.              Fund Securities and Cash
                                                                                                 Redemption Amount will
                          Order must be                                                          be transferred.
                          received by the
                          Transfer Agent.

                          Orders received
                          after 4:00 p.m. (ET)
                          will be deemed
                          received on the next
                          business day (T+1)

 CUSTOM ORDERS            3:00 p.m. (ET)         No action.              No action.              Fund Securities and Cash
                                                                                                 Redemption Amount will
                          Order must be                                                          be transferred.
                          received by the
                          Transfer Agent

                          Order received after
                          3:00 p.m. will be
                          treated as standard
                          orders.


                                     - 62 -


                              TRANSMITTAL            NEXT BUSINESS         SECOND BUSINESS           THIRD BUSINESS
                               DATE (T)                DAY (T+1)              DAY (T+2)                 DAY (T+3)

 REDEMPTION OUTSIDE NSCC

 STANDARD ORDERS          4:00 p.m. (ET)         11:00 a.m. (ET)         No action.              Fund Securities and Cash
                                                                                                 Redemption Amount is
                          Order must be          Fund Shares must be                             delivered to the
                          received by the        delivered through DTC                           redeeming beneficial
                          Transfer Agent.        to the Custodian.                               owner.

                          Order received after   2:00 p.m.
                          4:00 p.m. (ET) will
                          be deemed received     Cash Component, if any,
                          on the next business   is due.
                          day (T+1).

                                                 *If the order is not in
                                                 proper form or the Fund
                                                 Shares are not
                                                 delivered, then the
                                                 order will not be
                                                 deemed received as of T.

 CUSTOM ORDERS            3:00 p.m. (ET)         11:00 a.m. (ET)         No action.              Fund Securities and Cash
                                                                                                 Redemption Amount is
                          Order must be          Fund Shares must be                             delivered to the
                          received by the        delivered through DTC                           redeeming beneficial
                          Transfer Agent.        to the Custodian.                               owner.

                          Order received after   2:00 p.m.
                          3:00 p.m. will be
                          treated as standard    Cash Component, if any,
                          orders.                is due.

                                                 *If the order is not in
                                                 proper form or the Fund
                                                 Shares are not
                                                 delivered, then the
                                                 order will not be
                                                 deemed received as of T.


                              FEDERAL TAX MATTERS

      This section summarizes some of the main U.S. federal income tax consequences of owning Shares of a Fund. This section is current as of the date of the Prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or foreign tax consequences.

      This federal income tax summary is based in part on the advice of counsel to the Funds. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, our counsel was not asked to review, and has not reached a conclusion with respect to the federal income tax treatment of the assets to be deposited in the Funds. This may not be sufficient for prospective investors to use for the purpose of avoiding penalties under federal tax law.

      As with any investment, prospective investors should seek advice based on their individual circumstances from their own tax advisor.

      Each Fund intends to qualify annually and to elect to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code").

      To qualify for the favorable U.S. federal income tax treatment generally accorded to regulated investment companies, each Fund must, among other things,
(a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies, or net income derived from interests in certain publicly traded partnerships; (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of each Fund's assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of each Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers which a Fund controls which are engaged in the same, similar or related trades or businesses, or the securities of one or more of certain publicly traded partnerships; and (c) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and at least 90% of its net tax-exempt interest income each taxable year. There are certain exceptions for failure to qualify if the failure is for reasonable cause or is de minimis, and certain corrective action is taken and certain tax payments are made by the Fund.

      As regulated investment companies, the Funds generally will not be subject to U.S. federal income tax on their investment company taxable income (as that term is defined in the Code, but without regard to the deduction for dividends paid) and net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, that they distribute to shareholders. Each Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gain. If a Fund retains any net capital gain or investment company taxable income, it will generally be subject to federal income tax at regular corporate rates on the amount retained. In addition, amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax unless, generally, each Fund distributes during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98.2% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that were not distributed during those years. In order to prevent application of the excise tax, the Funds intend to make its distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

      Subject to certain reasonable cause and de minimis exceptions, if a Fund failed to qualify as a regulated investment company or failed to satisfy the 90% distribution requirement in any taxable year, the Fund would be taxed as an ordinary corporation on its taxable income (even if such income were distributed to its shareholders) and all distributions out of earnings and profits would be taxed to shareholders as ordinary income.

DISTRIBUTIONS

      Dividends paid out of the Funds' investment company taxable income are generally taxable to a shareholder as ordinary income to the extent of the Fund's earnings and profits, whether paid in cash or reinvested in additional shares. However, certain ordinary income distributions received from a Fund may be taxed at capital gains tax rates. In particular, ordinary income dividends received by an individual shareholder from regulated investment companies such as the Funds are generally taxed at the same rates that apply to net capital gain, provided that certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by each Fund itself. Dividends received by the Funds from REITs and foreign corporations are qualifying dividends eligible for this lower tax rate only in certain circumstances.

      These special rules relating to the taxation of ordinary income dividends from regulated investment companies generally apply to taxable years beginning before January 1, 2013. The Funds will provide notice to its shareholders of the amount of any distributions that may be taken into account as a dividend which is eligible for the capital gains tax rates. The Funds cannot make any guarantees as to the amount of any distribution which will be regarded as a qualifying dividend.

      Under the "Health Care and Education Reconciliation Act of 2010," income from the Fund may also be subject to a new 3.8% "Medicare tax" imposed for taxable years beginning after 2012. This tax will generally apply to net investment income if the taxpayer's adjusted gross income exceeds certain threshold amounts, which are $250,000 in the case of married couples filing joint returns and $200,000 in the case of single individuals.

      A corporation that owns Shares generally will not be entitled to the dividends received deduction with respect to many dividends received from the Funds because the dividends received deduction is generally not available for distributions from regulated investment companies. However, certain ordinary income dividends on Shares that are attributable to qualifying dividends received by the Funds from certain domestic corporations may be reported by the Funds as being eligible for the dividends received deduction.

      Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, properly reported as capital gain dividends are taxable to a shareholder as long-term capital gains, regardless of how long the shareholder has held Fund Shares. Shareholders receiving distributions in the form of additional Shares, rather than cash, generally will have a cost basis in each such Share equal to the value of a Share of the Fund on the reinvestment date. A distribution of an amount in excess of a Fund's current and accumulated earnings and profits will be treated by a shareholder as a return of capital which is applied against and reduces the shareholder's basis in his or her Shares. To the extent that the amount of any such distribution exceeds the shareholder's basis in his or her Shares, the excess will be treated by the shareholder as gain from a sale or exchange of the Shares.

      Shareholders will be notified annually as to the U.S. federal income tax status of distributions, and shareholders receiving distributions in the form of additional Shares will receive a report as to the value of those Shares.

SALE OR EXCHANGE OF FUND SHARES

      Upon the sale or other disposition of Shares of the Funds, which a shareholder holds as a capital asset, such a shareholder may realize a capital gain or loss which will be long-term or short-term, depending upon the shareholder's holding period for the Shares. Generally, a shareholder's gain or loss will be a long-term gain or loss if the Shares have been held for more than one year.

      Any loss realized on a sale or exchange will be disallowed to the extent that Shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after disposition of Shares or to the extent that the shareholder, during such period, acquires or enters into an option or contract to acquire, substantially identical stock or securities. In such a case, the basis of the Shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund Shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of long-term capital gain received by the shareholder with respect to such Shares.

TAXES ON PURCHASE AND REDEMPTION OF CREATION UNITS

      If a shareholder exchanges equity securities for Creation Units the shareholder will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the shareholder's aggregate basis in the securities surrendered and the Cash Component paid. If a shareholder exchanges Creation Units for equity securities, then the shareholder will generally recognize a gain or loss equal to the difference between the shareholder's basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units or Creation Units for securities cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position.

NATURE OF FUND INVESTMENTS

      Certain of the Funds' investment practices are subject to special and complex federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (ii) convert lower taxed long-term capital gain into higher taxed short-term capital gain or ordinary income, (iii) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited), (iv) cause the Funds to recognize income or gain without a corresponding receipt of cash, (v) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur and (vi) adversely alter the characterization of certain complex financial transactions.

FUTURES CONTRACTS AND OPTIONS

      The Funds' transactions in Futures Contracts and options will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Funds (i.e., may affect whether gains or losses are ordinary or capital, or short-term or long-term), may accelerate recognition of income to the Funds and may defer Fund losses. These rules could, therefore, affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require the Funds to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out), and (b) may cause the Funds to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% distribution requirement for qualifying to be taxed as a regulated investment company and the distribution requirements for avoiding excise taxes.

INVESTMENTS IN CERTAIN FOREIGN CORPORATIONS

      If a Fund holds an equity interest in any "passive foreign investment companies" ("PFICs"), which are generally certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gains) or that hold at least 50% of their assets in investments producing such passive income, the Fund could be subject to U.S. federal income tax and additional interest charges on gains and certain distributions with respect to those equity interests, even if all the income or gain is timely distributed to its Unitholders. A Fund will not be able to pass through to its Unitholders any credit or deduction for such taxes. A Fund may be able to make an election that could ameliorate these adverse tax consequences. In this case, the Fund would recognize as ordinary income any increase in the value of such PFIC shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under this election, a Fund might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the distribution requirement and would be taken into account for purposes of the 4% excise tax (described above). Dividends paid by PFICs will not be treated as qualified dividend income.

BACKUP WITHHOLDING

      The Funds may be required to withhold U.S. federal income tax from all taxable distributions and sale proceeds payable to shareholders who fail to provide the Funds with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The withholding percentage is 28% until 2013, when the percentage will revert to 31% unless amended by Congress. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. This withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

NON-U.S. SHAREHOLDERS

      U.S. taxation of a shareholder who, as to the United States, is a nonresident alien individual, a foreign trust or estate, a foreign corporation or foreign partnership ("non-U.S. shareholder") depends on whether the income of a Fund is "effectively connected" with a U.S. trade or business carried on by the shareholder.

      In addition to the rules described in this section concerning the potential imposition of withholding on distributions to non-U.S. persons, distributions after December 31, 2013, to non-U.S. persons that are "financial institutions" may be subject to a withholding tax of 30% unless an agreement is in place between the financial institution and the U.S. Treasury to collect and disclose information about accounts, equity investments, or debt interests in the financial institution held by one or more U.S. persons. For these purpose, a "financial institution" means any entity that (i) accepts deposits in the ordinary course of a banking or similar business, (ii) holds financial assets for the account of others as a substantial portion of its business, or (iii) is engage (or holds itself out as being engaged) primarily in the business of investing, reinvesting or trading in securities, partnership interests, commodities or any interest (including a futures contract or option) in such securities, partnership interests or commodities. Dispositions of shares by such persons may be subject to such withholding after December 31, 2016.

      Distributions to non-financial non-U.S. entities (other than publicly traded foreign entities, entities owned by residents of U.S. possessions, foreign governments, international organizations, or foreign central banks) after December 31, 2012, will also be subject to a withholding tax of 30% if the entity does not certify that the entity does not have any substantial U.S. owners or provide the name, address and TIN of each substantial U.S. owner.

      Income Not Effectively Connected. If the income from a Fund is not "effectively connected" with a U.S. trade or business carried on by the non-U.S. shareholder, distributions of investment company taxable income will generally be subject to a U.S. tax of 30% (or lower treaty rate), which tax is generally withheld from such distributions.

      Distributions of capital gain dividends and any amounts retained by a Fund which are properly reported by the Fund as undistributed capital gains will not be subject to U.S. tax at the rate of 30% (or lower treaty rate) unless the non-U.S. shareholder is a nonresident alien individual and is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements. However, this 30% tax on capital gains of nonresident alien individuals who are physically present in the United States for more than the 182 day period only applies in exceptional cases because any individual present in the United States for more than 182 days during the taxable year is generally treated as a resident for U.S. income tax purposes; in that case, he or she would be subject to U.S. income tax on his or her worldwide income at the, graduated rates applicable to U.S. citizens, rather than the 30% U.S. tax. In the case of a non-U.S. shareholder who is a nonresident alien individual, the Funds may be required to withhold U.S. income tax from distributions of net capital gain unless the non-U.S. shareholder certifies his or her non-U.S. status under penalties of perjury or otherwise establishes an exemption. If a non-U.S. shareholder is a nonresident alien individual, any gain such shareholder realizes upon the sale or exchange of such shareholder's shares of the Funds in the United States will ordinarily be exempt from U.S. tax unless the gain is U.S. source income and such shareholder is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements.

      In addition, capital gains distributions attributable to gains from U.S. real property interests (including certain U.S. real property holding corporations) will generally be subject to United States withholding tax and will give rise to an obligation on the part of the foreign shareholder to file a United States tax return.

      Income Effectively Connected. If the income from a Fund is "effectively connected" with a U.S. trade or business carried on by a non-U.S. shareholder, then distributions of investment company taxable income and capital gain dividends, any amounts retained by a Fund which are properly reported as undistributed capital gains and any gains realized upon the sale or exchange of shares of the Funds will be subject to U.S. income tax at the graduated rates applicable to U.S. citizens, residents and domestic corporations. Non-U.S. corporate shareholders may also be subject to the branch profits tax imposed by the Code. The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein. Non-U.S. shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Funds.

OTHER TAXATION

      Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions. Shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Funds.

                              DETERMINATION OF NAV

      The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Net Asset Value."

      The per share NAV of a Fund is determined by dividing the total value of the securities and other assets, less liabilities, by the total number of Shares outstanding. Under normal circumstances, daily calculation of the NAV will utilize the last closing sale price of each security held by the Fund at the close of the market on which such security is principally listed. In determining NAV, portfolio securities for a Fund for which accurate market quotations are readily available will be valued by the Fund accounting agent as follows:

             (1) Common stocks and other equity securities listed on any national or foreign exchange other than NASDAQ(R) and the London Stock Exchange Alternative Investment Market ("AIM") will be valued at the last sale price on the business day as of which such value is being determined. Securities listed on NASDAQ(R) or AIM are valued at the official closing price on the business day as of which such value is being determined. If there has been no sale on such day, or no official closing price in the case of securities traded on NASDAQ(R) and AIM, the securities are valued at the mean of the most recent bid and ask prices on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities.

             (2) Securities traded in the over-the-counter market are valued at their closing bid prices.

             (3) Exchange-traded options and Futures Contracts will be valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options and futures contracts will be valued at the mean between the last bid and asked price. Over-the-counter options and Futures Contracts will be valued at their closing bid prices.

             (4) Forward foreign currency exchange contracts which are traded in the United States on regulated exchanges will be valued by calculating the mean between the last bid and asked quotations supplied to a pricing service by certain independent dealers in such contracts.

In addition, the following types of securities will be valued as follows:

             (1) Fixed-income securities with a remaining maturity of 60 days or more will be valued by the fund accounting agent using a pricing service. When price quotes are not available, fair value is based on prices of comparable securities.

             (2) Fixed-income securities maturing within 60 days are valued by the Fund accounting agent on an amortized cost basis.

             (3) Repurchase agreements will be valued as follows. Overnight repurchase agreements will be valued at cost. Term repurchase agreements (i.e., those whose maturity exceeds seven days) will be valued by First Trust at the average of the bid quotations obtained daily from at least two recognized dealers.

      The value of any portfolio security held by a Fund for which market quotations are not readily available will be determined by First Trust in a manner that most fairly reflects fair value of the security on the valuation date, based on a consideration of all available information.

      Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include but are not limited to, restricted securities (securities which may not be publicly sold without registration under the 1933 Act) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of Fund NAV (as may be the case in foreign markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of an issue of securities would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. A variety of factors may be considered in determining the fair value of such securities.

      A Fund may suspend the right of redemption for the Fund only under the following unusual circumstances: (a) when the NYSE is closed (other than weekends and holidays) or trading is restricted; (b) when trading in the markets normally utilized is restricted, or when an emergency exists as determined by the SEC so that disposal of a Fund's investments or determination of its net assets is not reasonably practicable; or (c) during any period when the SEC may permit.

                          DIVIDENDS AND DISTRIBUTIONS

      The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Dividends, Distributions and Taxes."

      General Policies. Dividends from net investment income, if any, are declared and paid quarterly. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a regulated investment company or to avoid imposition of income or excise taxes on undistributed income.

      Dividends and other distributions of Fund Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Funds.

      Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Funds for reinvestment of their dividend distributions. Beneficial Owners should contact their brokers in order to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares of each Fund purchased in the secondary market.

                           MISCELLANEOUS INFORMATION

      Counsel. Chapman and Cutler LLP, 111 West Monroe Street, Chicago, Illinois 60603, is counsel to the Trust.

      Independent Registered Public Accounting Firm. Deloitte & Touche LLP, 111 South Wacker Drive, Chicago, Illinois 60606, serves as the Funds' independent registered public accounting firm. The firm audits each Fund's financial statements and performs other related audit services.

                              FINANCIAL STATEMENTS

      The audited financial statements and notes thereto for the Funds, contained in the Annual Reports to Shareholders dated July 31, 2012, are incorporated by reference into this Statement of Additional Information and have been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose reports also appear in the Annual Reports and are also incorporated by reference herein. No other parts of the Annual Reports are incorporated by reference herein. The Annual Reports are available without charge by calling
(800) 621-1675 or by visiting the SEC's website at http://www.sec.gov.

                                                    EXHIBIT A

                                                                                                 PERCENTAGE OF
               FUND                 NAME AND ADDRESS OF OWNER                                  RECORD OWNERSHIP

First Trust Consumer Discretionary AlphaDEX(R) Fund
                                    First Clearing L.L.C. (i)                                       28.27%
                                    Morgan Stanley Smith Barney LLC (ii)                            22.24%
                                    National Financial Services Corporation (iii)                    6.06%
                                    Merrill Lynch, Pierce Fenner & Smith Safekeeping (iv)            5.76%

First Trust Consumer Staples AlphaDEX(R) Fund
                                    First Clearing L.L.C.                                           28.45%
                                    Morgan Stanley Smith Barney LLC                                 19.70%
                                    Pershing, L.L.C. (5)                                             5.70%
                                    Merrill Lynch, Pierce Fenner & Smith Safekeeping                 5.65%
                                    National Financial Services Corporation                          5.45%

First Trust Energy AlphaDEX(R) Fund
                                    First Clearing L.L.C.                                           31.16%
                                    Morgan Stanley Smith Barney LLC                                 13.66%
                                    National Financial Services Corporation                         11.50%
                                    Merrill Lynch, Pierce Fenner & Smith Safekeeping                 5.93%
                                    Stifel, Nicolaus & Company Incorporated (vi)                     5.92%

First Trust Financials AlphaDEX(R) Fund
                                    First Clearing L.L.C.                                           25.93%
                                    Merrill Lynch, Pierce Fenner & Smith Safekeeping                21.46%
                                    Morgan Stanley Smith Barney LLC                                 14.73%
                                    Schwab (Charles) & Co., Inc. (vii)                               9.45%

First Trust Health Care AlphaDEX(R) Fund
                                    National Financial Services Corporation                         24.51%
                                    Morgan Stanley Smith Barney LLC                                 20.02%
                                    Merrill Lynch, Pierce Fenner & Smith Safekeeping                 8.03%
                                    National Financial Services Corporation                          5.73%
                                    UBS Financial Services Inc. (viii)                               5.06%

First Trust Industrials/Producer Durables AlphaDEX(R) Fund
                                    First Clearing L.L.C.                                           41.88%
                                    Morgan Stanley Smith Barney LLC                                 16.38%
                                    Stifel, Nicolaus & Company Incorporated                          5.96%

First Trust Materials AlphaDEX(R) Fund
                                    First Clearing L.L.C.                                           37.83%
                                    Morgan Stanley Smith Barney LLC                                 17.86%
                                    Stifel, Nicolaus & Company Incorporated                          5.11%




                                                                                                 PERCENTAGE OF
               FUND                 NAME AND ADDRESS OF OWNER                                  RECORD OWNERSHIP

First Trust Technology AlphaDEX(R) Fund
                                    First Clearing L.L.C.                                           35.48%
                                    Morgan Stanley Smith Barney LLC                                 10.91%
                                    Merrill Lynch, Pierce Fenner & Smith Safekeeping                 5.86%
                                    National Financial Services Corporation                          5.39%

First Trust Utilities AlphaDEX(R) Fund
                                    First Clearing L.L.C.                                           33.81%
                                    Morgan Stanley Smith Barney LLC                                 13.60%
                                    Stifel, Nicolaus & Company Incorporated                          5.77%
                                    Raymond James & Associates, Inc. (ix)                           5.58%
                                    Merrill Lynch, Pierce Fenner & Smith Safekeeping                 5.21%
                                    Pershing, L.L.C.                                                 5.16%
                                    National Financial Services Corporation                          5.03%

First Trust Large Cap Core AlphaDEX(R) Fund
                                    Morgan Stanley Smith Barney LLC                                 12.55%
                                    First Clearing L.L.C.                                           12.39%
                                    National Financial Services Corporation                         12.33%
                                    Merrill Lynch, Pierce Fenner & Smith Safekeeping                 8.70%
                                    Ameriprise Enterprise Investment Services Inc. (x)               8.14%
                                    Pershing, L.L.C.                                                 7.11%
                                    LPL Financial Corp. (xi)                                         6.06%

First Trust Mid Cap Core AlphaDEX(R) Fund
                                    First Clearing L.L.C.                                           18.54%
                                    Morgan Stanley Smith Barney LLC                                 14.66%
                                    National Financial Services Corporation                          9.53%
                                    LPL Financial Corp.                                              6.72%
                                    Raymond James & Associates, Inc.                                 5.57%
                                    UBS Financial Services Inc.                                      5.38%
                                    Pershing, L.L.C.                                                 5.17%

First Trust Small Cap Core AlphaDEX(R) Fund
                                    First Clearing L.L.C.                                           23.42%
                                    Morgan Stanley Smith Barney LLC                                 15.51%
                                    Raymond James & Associates, Inc.                                 8.28%
                                    Merrill Lynch, Pierce Fenner & Smith Safekeeping                 6.98%
                                    Pershing, L.L.C.                                                 6.85%
                                    National Financial Services Corporation                           5.09


                                     - 2 -


                                                                                                 PERCENTAGE OF
               FUND                 NAME AND ADDRESS OF OWNER                                  RECORD OWNERSHIP

First Trust Large Cap Value AlphaDEX(R) Fund
                                    Morgan Stanley Smith Barney LLC                                 36.16%
                                    First Clearing L.L.C.                                           11.37%
                                    Merrill Lynch, Pierce Fenner & Smith Safekeeping                 9.00%
                                    National Financial Services Corporation                          7.48%
                                    UBS Financial Services Inc.                                      5.87%
                                    LPL Financial Corp.                                              5.55%


First Trust Large Cap Growth AlphaDEX(R) Fund
                                    Morgan Stanley Smith Barney LLC                                 26.65%
                                    First Clearing L.L.C.                                           11.03%
                                    Merrill Lynch, Pierce Fenner & Smith Safekeeping                10.13%
                                    UBS Financial Services Inc.                                      8.19%
                                    The Bank of New York Mellon Corporation (xii)                    5.65%
                                    Ameriprise Enterprise Investment Services Inc.                   5.14%


First Trust Multi Cap Value AlphaDEX(R) Fund
                                    Morgan Stanley Smith Barney LLC                                 15.17%
                                    National Financial Services Corporation                         12.32%
                                    First Clearing L.L.C.                                           11.80%
                                    Pershing, L.L.C.                                                 9.51%
                                    UBS Financial Services Inc.                                      8.66%
                                    Merrill Lynch, Pierce Fenner & Smith Safekeeping                 8.12%
                                    Raymond James & Associates, Inc.                                 6.68%
                                    Ameriprise Enterprise Investment Services Inc.                   5.30%


First Trust Multi Cap Growth AlphaDEX(R) Fund
                                    Morgan Stanley Smith Barney LLC                                 21.93%
                                    Raymond James & Associates, Inc.                                12.81%
                                    National Financial Services Corporation                          9.64%
                                    Pershing, L.L.C.                                                 8.93%
                                    First Clearing L.L.C.                                            8.45%
                                    Ameriprise Enterprise Investment Services Inc.                   5.91%
                                    JP Morgan Clearing Corp. (xiii)                                  5.70%


First Trust Mid Cap Growth AlphaDEX(R) Fund
                                    First Clearing L.L.C.                                           23.89%
                                    Morgan Stanley Smith Barney LLC                                 20.12%
                                    The Bank of New York Mellon Corporation                         16.68%
                                    Merrill Lynch, Pierce Fenner & Smith Safekeeping                 8.28%


                                     - 3 -


                                                                                                 PERCENTAGE OF
               FUND                 NAME AND ADDRESS OF OWNER                                  RECORD OWNERSHIP

First Trust Mid Cap Value AlphaDEX(R) Fund
                                    First Clearing L.L.C.                                           34.38%
                                    Morgan Stanley Smith Barney LLC                                 18.84%
                                    The Bank of New York Mellon Corporation                         10.39%
                                    Merrill Lynch, Pierce Fenner & Smith Safekeeping                10.06%
                                    Ameriprise Enterprise Investment Services Inc.                   5.03%


First Trust Small Cap Growth AlphaDEX(R) Fund
                                    First Clearing L.L.C.                                           44.74%
                                    Morgan Stanley Smith Barney LLC                                 19.93%
                                    Pershing, L.L.C.                                                 5.85%
                                    The Bank of New York Mellon Corporation                          5.46%
                                    LPL Financial Corp.                                              5.34%


First Trust Small Cap Value AlphaDEX(R) Fund
                                    First Clearing L.L.C.                                           39.91%
                                    Merrill Lynch, Pierce Fenner & Smith Safekeeping                16.89%
                                    Pershing, L.L.C.                                                 9.73%
                                    Morgan Stanley Smith Barney LLC                                  5.35%
                                    National Financial Services Corporation                          5.33%
                                    Ameriprise Enterprise Investment Services Inc.                   5.14%


First Trust Mega Cap AlphaDEX(R) Fund
                                    The Bank of New York Mellon Corporation                         19.90%
                                    National Financial Services Corporation                         10.12%
                                    Morgan Stanley Smith Barney LLC                                  8.16%
                                    Merrill Lynch, Pierce Fenner & Smith Safekeeping                 7.70%
                                    Pershing, L.L.C.                                                 7.24%
                                    First Clearing L.L.C.                                            6.04%
                                    Stifel, Nicolaus & Company Incorporated                          5.88%
                                    Goldman, Sachs & Co. (xiv)                                       5.68%
                                    Merrill Lynch, Pierce Fenner & Smith Safekeeping                 5.22%

---------------------
i     One North Jefferson Street, St. Louis, Missouri 63103

ii    200 Westchester Avenue, Purchase, New York 10577

iii   200 Liberty Street, New York, New York 10281

iv    101 Hudson Street, 8th Floor, Jersey City, New Jersey 07302

v     1 Pershing Plaza, Jersey City, New Jersey 07399

vi    501 N. Broadway, St. Louis, MO 63102

vii   211 Main Street San Francisco, CA 94105

viii  480 Washington Boulevard, Jersey City, New Jersey 07310

ix    880 Carilion Parkway, P.O. Box 12749, St. Petersburg, Florida 33716

x     2178 AXP Financial Center, Minneapolis, Minnesota 55474
xi    9785 Towne Center Drive, San Diego, California 92121

xii   101 Barclay St., New York, New York 10286

xiii  6016 West 63rd Street, Chicago, IL 60638

xiv   200 West Street, New York, New York 10282

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                           PART C - OTHER INFORMATION


ITEM 28.     EXHIBITS

EXHIBIT NO.  DESCRIPTION

      (a)    Declaration of Trust of Registrant. (1)

      (b)    By-Laws of the Registrant. (2)

      (c) Amended and Restated Establishment and Designation of Series dated March 21, 2011. (9)

      (d)    (1) Investment Management Agreement dated April 26, 2007. (2)

             (2) Expense Reimbursement, Fee Waiver and Recovery Agreement dated April 26, 2007. (2)

             (3) Letter Agreement Regarding the Expense Reimbursement, Fee Waiver and Recovery Agreement, dated November 24, 2008. (5)

             (4) Letter Agreement Regarding the Expense Reimbursement, Fee Waiver and Recovery Agreement, dated November 9, 2009. (6)

             (5) Letter Agreement Regarding the Expense Reimbursement, Fee Waiver and Recovery Agreement, dated February 16, 2010. (7)

             (6) Interim Investment Management Agreement dated October 12, 2010.
             (8)

             (7) Letter Agreement Regarding the Expense Reimbursement, Fee Waiver and Recovery Agreement, dated November 29, 2010. (8)

             (8) Form of Investment Management Agreement. (8)

             (9) Form of Investment Management Agreement. (10)

             (10) Investment Management Agreement dated May 6, 2011. (11)

      (e)    (1) Distribution Agreement dated April 26, 2007. (2)

             (2) Distribution Agreement dated November 29, 2010. (8)

             (3) Amended Exhibit A to Distribution Agreement. (10)

             (4) Amended Exhibit A to Distribution Agreement dated May 6, 2011.
             (11)

      (f)    Not Applicable.

      (g) (1) Custody Agreement between the Registrant and The Bank of New York. (4)

             (2) Amended Schedule II to the Custody Agreement between the Registrant and The Bank of New York. (10)

             (3) Amended Schedule II to the Custody Agreement between the Registrant and The Bank of New York dated as of May 6, 2011. (11)

      (h) (1) Transfer Agency Agreement between the Registrant and The Bank of New York. (4)

             (2) Administration and Accounting Agreement between the Registrant and The Bank of New York. (4)

             (3) Form of Subscription Agreement. (2)

             (4) Form of Participant Agreement. (2)

             (5) Board Administration Services Agreement among PFPC, Inc., First Trust Exchange-Traded Fund and First Trust Exchange-Traded AlphaDEX(TM) Fund dated February 15, 2007. (3)

             (6) Sublicense Agreement by and among First Trust Portfolios L.P., First Trust Advisors L.P., American Stock Exchange LLC and First Trust Consumer Discretionary AlphaDEX(TM) Fund dated April 26, 2007. (2)

             (7) Sublicense Agreement by and among First Trust Portfolios L.P., First Trust Advisors L.P., American Stock Exchange LLC and First Trust Consumer Staples AlphaDEX(TM) Fund dated April 26, 2007. (2)

             (8) Sublicense Agreement by and among First Trust Portfolios L.P., First Trust Advisors L.P., American Stock Exchange LLC and First Trust Energy AlphaDEX(TM) Fund dated April 26, 2007. (2)

             (9) Sublicense Agreement by and among First Trust Portfolios L.P., First Trust Advisors L.P., American Stock Exchange LLC and First Trust Financials AlphaDEX(TM) Fund dated April 26, 2007. (2)

             (10) Sublicense Agreement by and among First Trust Portfolios L.P., First Trust Advisors L.P., American Stock Exchange LLC and First Trust Health Care AlphaDEX(TM) Fund dated April 26, 2007. (2)

             (11) Sublicense Agreement by and among First Trust Portfolios L.P., First Trust Advisors L.P., American Stock Exchange LLC and First Trust Industrials AlphaDEX(TM) Fund dated April 26, 2007. (2)

             (12) Sublicense Agreement by and among First Trust Portfolios L.P., First Trust Advisors L.P., American Stock Exchange LLC and First Trust Materials AlphaDEX(TM) Fund dated April 26, 2007. (2)

             (13) Sublicense Agreement by and among First Trust Portfolios L.P., First Trust Advisors L.P., American Stock Exchange LLC and First Trust Technology AlphaDEX(TM) Fund dated April 26, 2007. (2)


             (14) Sublicense Agreement by and among First Trust Portfolios L.P., First Trust Advisors L.P., American Stock Exchange LLC and First Trust Utilities AlphaDEX(TM) Fund dated April 26, 2007. (2)

             (15) Sublicense Agreement by and among First Trust Portfolios L.P., First Trust Advisors L.P., Standard & Poor's, a division of The McGraw-Hill Companies, Inc. and First Trust Large Cap Core AlphaDEX(TM) Fund dated April 26, 2007. (2)

             (16) Sublicense Agreement by and among First Trust Portfolios L.P., First Trust Advisors L.P., Standard & Poor's, a division of The McGraw-Hill Companies, Inc. and First Trust Mid Cap Core AlphaDEX(TM) Fund dated April 26, 2007. (2)

             (17) Sublicense Agreement by and among First Trust Portfolios L.P., First Trust Advisors L.P., Standard & Poor's, a division of The McGraw-Hill Companies, Inc. and First Trust Small Cap Core AlphaDEX(TM) Fund dated April 26, 2007. (2)

             (18) Sublicense Agreement by and among First Trust Portfolios L.P., First Trust Advisors L.P., Standard & Poor's, a division of The McGraw-Hill Companies, Inc. and First Trust Large Cap Value Opportunities AlphaDEX(TM) Fund dated April 26, 2007. (2)

             (19) Sublicense Agreement by and among First Trust Portfolios L.P., First Trust Advisors L.P., Standard & Poor's, a division of The McGraw-Hill Companies, Inc. and First Trust Mid Cap Growth Opportunities AlphaDEX(TM) Fund dated April 26, 2007. (2)

             (20) Sublicense Agreement by and among First Trust Portfolios L.P., First Trust Advisors L.P., Standard & Poor's, a division of The McGraw-Hill Companies, Inc. and First Trust Multi Cap Value AlphaDEX(TM) Fund dated April 26, 2007. (2)

             (21) Sublicense Agreement by and among First Trust Portfolios L.P., First Trust Advisors L.P., Standard & Poor's, a division of The McGraw-Hill Companies, Inc. and First Trust Multi Cap Growth AlphaDEX(TM) Fund dated April 26, 2007. (2)

             (22) Amendment No. 1 to the Sublicense Agreement dated as of April 26, 2007, by and among First Trust Portfolios L.P., First Trust Advisors L.P., American Stock Exchange LLC and First Trust Industrials/Producer Durables AlphaDEX(TM) Fund dated May 8, 2007.
             (4)

             (23) Form of Sublicense Agreement. (10)

             (24) Amended Exhibit A to the Transfer Agency Agreement between the Registrant and The Bank of New York. (10)

             (25) Amended Exhibit A to the Administration and Accounting Agreement between the Registrant and The Bank of New York. (10)

             (26) Amended Exhibit A to the Transfer Agency Agreement between the Registrant and The Bank of New York dated as of May 6, 2011. (11)

             (27) Amended Exhibit A to the Administration and Accounting Agreement between the Registrant and The Bank of New York dated as of May 6, 2011. (11)

      (i) (1) Opinion and Consent of Chapman and Cutler LLP dated April 26, 2007. (2)

             (2) Opinion and Consent of Bingham McCutchen LLP dated April 26, 2007. (2)

             (3) Opinion and Consent of Chapman and Cutler LLP dated November 16, 2007. (4)

             (4) Opinion and Consent of Chapman and Cutler LLP dated November 26, 2008. (5)

             (5) Opinion and Consent of Chapman and Cutler LLP dated November 25, 2009. (6)

             (6) Opinion and Consent of Chapman and Cutler LLP dated February 19, 2010. (7)

             (7) Opinion and Consent of Chapman and Cutler LLP dated November 29, 2010. (8)

             (8) Opinion and Consent of Chapman and Cutler LLP dated April 7, 2011. (10)

             (9) Opinion and Consent of Bingham McCutchen LLP dated April 7, 2011. (10)

             (10) Opinion and Consent of Chapman and Cutler LLP dated May 9, 2011. (11)

             (11) Opinion and Consent of Bingham McCutchen LLP dated May 9, 2011. (11)

      (j)    Consent of Deloitte and Touche LLP. (13)

      (k)    Not Applicable.

      (l)    Not Applicable.

      (m)    (1) 12b-1 Service Plan. (2)

             (2) Letter Agreement Regarding 12b-1 Fees, dated as of May 1, 2007.
             (3)

             (3) Letter Agreement Regarding 12b-1 Fees, dated as of November 13, 2007. (4)

             (4) Letter Agreement Regarding 12b-1 Fees, dated as of November 24, 2008. (5)

             (5) Letter Agreement Regarding 12b-1 Fees, dated as of November 9, 2009. (6)

             (6) Letter Agreement Regarding 12b-1 Fees, dated as of February 12, 2010. (7)

             (7) Letter Agreement Regarding 12b-1 Fees, dated as of November 29, 2010. (8)

      (n)    Not Applicable.

      (o)    Not Applicable.

      (p) (1) First Trust Advisors L.P. Investment Adviser Code of Ethics, amended on May 31, 2006. (2)

             (2) First Trust Portfolios L.P. Code of Ethics, amended on May 31, 2006. (2)

             (3) First Trust Funds Code of Ethics, amended on May 31, 2006. (2)

             (4) First Trust Advisors L.P., First Trust Portfolios L.P. Code of Ethics, amended on January 1, 2009. (6)


             (5) First Trust Funds Code of Ethics, amended on January 1, 2009.
             (6)

      (q) Powers of Attorney for Messrs. Bowen, Erickson, Kadlec, Keith and Nielson authorizing, among others, James A. Bowen, W. Scott Jardine and Eric F. Fess to execute the Registration Statement. (1)

------------------

(1) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-140895) filed on February 26, 2007.

(2) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-140895) filed on April 27, 2007.

(3) Incorporated by reference to First Trust Exchange-Traded Fund's Registration Statement on Form N-1A (File No. 333-125751) filed on June 18, 2007.

(4) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-140895) filed on November 19, 2007.

(5) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-140895) filed on November 28, 2008.

(6) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-140895) filed on November 25, 2009.

(7) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-140895) filed on February 19, 2010.

(8) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-140895) filed on November 29, 2010.

(9) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-140895) filed on March 25, 2011.

(10) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-140895) filed on April 27, 2011.

(11) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-140895) filed on May 10, 2011.

(12) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-140895) filed on November 28, 2011.

(13)  Filed herewith.


ITEM 29.     PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         Not Applicable.


ITEM 30.     INDEMNIFICATION

      Section 9.5 of the Registrant's Declaration of Trust provides as follows:

      Section 9.5. Indemnification and Advancement of Expenses. Subject to the exceptions and limitations contained in this Section 9.5, every person who is, or has been, a Trustee, officer, or employee of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person"), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

      No indemnification shall be provided hereunder to a Covered Person to the extent such indemnification is prohibited by applicable federal law.

      The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person.

      Subject to applicable federal law, expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 9.5 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 9.5.

      To the extent that any determination is required to be made as to whether a Covered Person engaged in conduct for which indemnification is not provided as described herein, or as to whether there is reason to believe that a Covered Person ultimately will be found entitled to indemnification, the Person or Persons making the determination shall afford the Covered Person a rebuttable presumption that the Covered Person has not engaged in such conduct and that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

      As used in this Section 9.5, the words "claim," "action," "suit" or "proceeding" shall apply to all claims, demands, actions, suits, investigations, regulatory inquiries, proceedings or any other occurrence of a similar nature, whether actual or threatened and whether civil, criminal, administrative or other, including appeals, and the words "liability" and "expenses" shall include without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.


ITEM 31.     BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

      First Trust Advisors L.P. ("First Trust"), investment adviser to the Registrant, serves as adviser or subadviser to 22 mutual funds, 43 exchange-traded funds and 13 closed-end funds and is the portfolio supervisor of certain unit investment trusts. Its principal address is 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187.

      The principal business of certain of First Trust's principal executive officers involves various activities in connection with the family of unit investment trusts sponsored by First Trust Portfolios L.P. ("FTP"). FTP's principal address is 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187.

      Information as to other business, profession, vocation or employment during the past two years of the officers and directors of First Trust is as follows:

NAME AND POSITION WITH FIRST TRUST                         EMPLOYMENT DURING PAST TWO YEARS

James A. Bowen, Chief Executive Officer                    Chief Executive Officer (since December 2010) and
                                                           President (prior to December 2010), FTP; Chairman of the
                                                           Board of Directors, BondWave LLC and Stonebridge Advisors LLC

Ronald D. McAlister, Managing Director                     Managing Director, FTP

Mark R. Bradley, Chief Financial Officer/Chief             Chief Financial Officer and Chief Operating Officer
Operating Officer                                          (since December 2010), FTP; Chief Financial Officer,
                                                           BondWave LLC and Stonebridge Advisors LLC




NAME AND POSITION WITH FIRST TRUST                         EMPLOYMENT DURING PAST TWO YEARS

Robert F. Carey, Chief Market Strategist and Senior        Senior Vice President, FTP
Vice President

W. Scott Jardine, General Counsel and Secretary            Secretary and General Counsel, FTP; Secretary of BondWave
                                                           LLC and Stonebridge Advisors LLC

Kristi A. Maher, Deputy General Counsel                    Deputy General Counsel, FTP

Erin Klassman, Assistant General Counsel                   Assistant General Counsel, FTP

John Vasko, Assistant General Counsel                      Assistant General Counsel, FTP

Amy Lum, Assistant General Counsel                         Assistant General Counsel (since November 2010), FTP;
                                                           Of Counsel, The Law Offices of Beau T. Grieman (August 2009 to
                                                           March 2010); Associate, Perkins Coie (April 2008 to August 2009)

Lisa Weier, Assistant General Counsel                      Assistant General Counsel (since January 2011), FTP; Associate,
                                                           Chapman and Cutler LLP

Heidemarie Gregoriev, Compliance Counsel                   Compliance Counsel (since October 2011), FTP; Of Counsel,
                                                           Vedder Price P.C.

Benjamin D. McCulloch, Associate Counsel                   Associate Counsel (since May 2012), FTP

R. Scott Hall, Managing Director                           Managing Director, FTP

Andrew S. Roggensack, President                            Managing Director and President (since December 2010), FTP

Kathleen Brown, Senior Vice President and Chief            CCO and Senior Vice President, FTP
Compliance Officer

Elizabeth H. Bull, Senior Vice President                   Senior Vice President, FTP

Christopher L. Dixon, Senior Vice President                Senior Vice President, FTP

Jane Doyle, Senior Vice President                          Senior Vice President, FTP

James M. Dykas, Senior Vice President and Controller       Senior Vice President and Controller (since December 2010), FTP

Jon C. Erickson, Senior Vice President                     Senior Vice President, FTP

Ken Fincher, Senior Vice President                         Senior Vice President, FTP





NAME AND POSITION WITH FIRST TRUST                         EMPLOYMENT DURING PAST TWO YEARS

Rosanne Gatta, Board Liaison Associate                     Board Liaison Associate (July 2010 to Present), FTP;
                                                           Assistant Vice President (July 2010 to February 2011),
                                                           PNC Global Investment Servicing

Kenneth N. Hass, Senior Vice President                     Senior Vice President, FTP

Jason T. Henry, Senior Vice President                      Senior Vice President, FTP

Daniel J. Lindquist, Senior Vice President                 Senior Vice President, FTP

David G. McGarel, Chief Investment Officer and Senior      Senior Vice President, FTP
Vice President

Mitchell Mohr, Senior Vice President                       Senior Vice President, FTP

Robert M. Porcellino, Senior Vice President                Senior Vice President, FTP

Alan M. Rooney, Senior Vice President                      Senior Vice President, FTP

Roger F. Testin, Senior Vice President                     Senior Vice President, FTP

Christina Knierim, Senior Vice President                   Vice President, FTP

Brad Bradley, Vice President                               Vice President, FTP

Chris Fallow, Vice President                               Vice President, FTP

Todd Larson, Vice President                                Vice President, FTP

Ronda L. Saeli-Chiappe, Vice President                     Vice President, FTP

Stan Ueland, Vice President                                Vice President, FTP

Katherine Urevig, Vice President                           Vice President, FTP

Katie D. Collins, Assistant Vice President                 Assistant Vice President, FTP

Kristen Johanneson, Assistant Vice President               Assistant Vice President, FTP

Coleen D. Lynch, Assistant Vice President                  Assistant Vice President, FTP

Omar Sepulveda, Assistant Vice President                   Assistant Vice President, FTP

John H. Sherren, Assistant Vice President                  Assistant Vice President, FTP

Brian Wesbury, Chief Economist                             Senior Vice President, FTP

Rob Stein, Senior Economist                                Vice President, FTP

ITEM 32.     PRINCIPAL UNDERWRITER

      (a) FTP serves as principal underwriter of the shares of the Registrant, First Trust Exchange-Traded Fund, First Trust Exchange-Traded AlphaDEX Fund II, First Trust Exchange-Traded Fund II, First Trust Series Fund and the First Defined Portfolio Fund LLC. FTP serves as principal underwriter and depositor of the following investment companies registered as unit investment trusts: the First Trust Combined Series, FT Series (formerly known as the First Trust Special Situations Trust), the First Trust Insured Corporate Trust, the First Trust of Insured Municipal Bonds and the First Trust GNMA. The name of each director, officer and partner of FTP is provided below.

         (b) Positions and Offices with Underwriter.

NAME AND PRINCIPAL                        POSITIONS AND OFFICES               POSITIONS AND
BUSINESS ADDRESS*                         WITH UNDERWRITER                    OFFICES WITH FUND

The Charger Corporation                   General Partner                     None

Grace Partners of DuPage L.P.             Limited Partner                     None

James A. Bowen                            Chief Executive Officer             Trustee and Chairman of the Board

Mark R. Bradley                           Chief Financial Officer/Chief       President and Chief Executive
                                          Operating Officer                   Officer


James M. Dykas                            Senior Vice President/Controller    Treasurer, Chief Financial Officer
                                                                              and Chief Accounting Officer

Frank L. Fichera                          Managing Director                   None

Russell J. Graham                         Managing Director                   None

R. Scott Hall                             Managing Director                   None

Ronald D. McAlister                       Managing Director                   None

Richard A. Olson                          Managing Director                   None

Andrew S. Roggensack                      Managing Director/President         None

W. Scott Jardine                          Secretary and General Counsel       Secretary

Kristi A. Maher                           Deputy General Counsel              Chief Compliance Officer and Assistant Secretary

Erin Klassman                             Assistant General Counsel           Assistant Secretary

John Vasko                                Assistant General Counsel           None





NAME AND PRINCIPAL                        POSITIONS AND OFFICES               POSITIONS AND
BUSINESS ADDRESS*                         WITH UNDERWRITER                    OFFICES WITH FUND

Amy Lum                                   Assistant General Counsel           None

Lisa Weier                                Assistant General Counsel           None

Heidemarie Gregoriev                      Compliance Counsel                  None

Benjamin D. McCulloch                     Associate Counsel                   None

Dan Affeto                                Senior Vice President               None

Bob Bartel                                Senior Vice President               None

Elizabeth H. Bull                         Senior Vice President               None

Robert F. Carey                           Senior Vice President               None

Patricia L. Costello                      Senior Vice President               None

Christopher L. Dixon                      Senior Vice President               None

Jane Doyle                                Senior Vice President               None

Jon C. Erickson                           Senior Vice President               None

Ken Fincher                               Senior Vice President               None

Rosanne Gatta                             Board Liaison Associate             Assistant Secretary

Kenneth N. Hass                           Senior Vice President               None

Jason T. Henry                            Senior Vice President               None

Rich Jaeger                               Senior Vice President               None

Christian D. Jeppesen                     Senior Vice President               None

Christopher A. Lagioia                    Senior Vice President               None

Daniel J. Lindquist                       Senior Vice President               Vice President

David G. McGarel                          Senior Vice President               None

Mark R. McHenney                          Senior Vice President               None

Mitchell Mohr                             Senior Vice President               None

Paul E. Nelson                            Senior Vice President               None

Steve R. Nelson                           Senior Vice President               None





NAME AND PRINCIPAL                        POSITIONS AND OFFICES               POSITIONS AND
BUSINESS ADDRESS*                         WITH UNDERWRITER                    OFFICES WITH FUND

Robert M. Porcellino                      Senior Vice President               None

Steven R. Ritter                          Senior Vice President               None

Alan Rooney                               Senior Vice President               None

Francine Russell                          Senior Vice President               None

Brad A. Shaffer                           Senior Vice President               None

Brian Sheehan                             Senior Vice President               None

Andrew C. Subramanian                     Senior Vice President               None

Mark P. Sullivan                          Senior Vice President               None

Roger F. Testin                           Senior Vice President               Vice President

Gregory E. Wearsch                        Senior Vice President               None

Patrick Woelfel                           Senior Vice President               None

Kathleen Brown                            Senior Vice President; Chief        None
                                          Compliance Officer

Jonathan Ackerhalt                        Vice President                      None

Lance Allen                               Vice President                      None

Jeff Ambrose                              Vice President                      None

Kyle Baker                                Vice President                      None

Carlos Barbosa                            Vice President                      None

Andrew Barnum                             Vice President                      None

Michael Bean                              Vice President                      None

Dan Blong                                 Vice President                      None

Bill Braasch                              Vice President                      None

Brad Bradley                              Vice President                      None

Cory Bringle                              Vice President                      None

Mike Britt                                Vice President                      None





NAME AND PRINCIPAL                        POSITIONS AND OFFICES               POSITIONS AND
BUSINESS ADDRESS*                         WITH UNDERWRITER                    OFFICES WITH FUND

Alex Brozyna                              Vice President                      None

Nathan S. Cassel                          Vice President                      None

Joshua Crosley                            Vice President                      None

Michael Dawson                            Vice President                      None

Michael Darr                              Vice President                      None

Daren J. Davis                            Vice President                      None

Michael DeBella                           Vice President                      None

Sean Degnan                               Vice President                      None

Joel D. Donley                            Vice President                      None

Brett Egner                               Vice President                      None

Stacy Eppen                               Vice President                      None

Chris Fallow                              Vice President                      Assistant Vice President

Ben Ferwerdo                              Vice President                      None

Don Fuller                                Vice President                      None

Joann Godbout                             Vice President                      None

Matt D. Graham                            Vice President                      None

William M. Hannold                        Vice President                      None

Mary Jane Hansen                          Vice President                      None

Gaby Harman                               Vice President                      None

Ryan Issakainen                           Vice President                      None

Rich Jacquemart                           Vice President                      None

Rick Johnson                              Vice President                      None

Greg Keefer                               Vice President                      None

Tom Knickerbocker                         Vice President                      None

Christina Knierim                         Vice President                      None





NAME AND PRINCIPAL                        POSITIONS AND OFFICES               POSITIONS AND
BUSINESS ADDRESS*                         WITH UNDERWRITER                    OFFICES WITH FUND

Thomas E. Kotcher                         Vice President                      None

Todd Larson                               Vice President                      None

Daniel Lavin                              Vice President                      None

Michael P. Leyden                         Vice President                      None

Keith L. Litavsky                         Vice President                      None

Eric Maisel                               Vice President                      None

Grant Markgraf                            Vice President                      None

Stephanie L. Martin                       Vice President                      None

Marty McFadden                            Vice President                      None

Nate Memmott                              Vice President                      None

Sean Moriarty                             Vice President                      None

John O'Sullivan                           Vice President                      None

David Pagano                              Vice President                      None

Brian K. Penney                           Vice President                      None

Blair R. Peterson                         Vice President                      None

Jason Peterson                            Vice President                      None

Craig Pierce                              Vice President                      None

Marisa Prestigiacomo                      Vice President                      None

Craig Prichard                            Vice President                      None

David A. Rieger                           Vice President                      None

James Rowlette                            Vice President                      None

Ronda L. Saeli-Chiappe                    Vice President                      None

Jeffrey M. Samuel                         Vice President                      None

Debra K. Scherbring                       Vice President                      None

Nim Short                                 Vice President                      None





NAME AND PRINCIPAL                        POSITIONS AND OFFICES               POSITIONS AND
BUSINESS ADDRESS*                         WITH UNDERWRITER                    OFFICES WITH FUND

Edward J. Sistowicz                       Vice President                      None

Cal Smith                                 Vice President                      None

Eric Stoiber                              Vice President                      None

Terry Swagerty                            Vice President                      None

Brian Taylor                              Vice President                      None

Kerry Tazakine                            Vice President                      None

Timothy Trudo                             Vice President                      None

Stanley Ueland                            Vice President                      Assistant Vice President

Bryan Ulmer                               Vice President                      None

Katherine Urevig                          Vice President                      None

Barbara E. Vinson                         Vice President                      None

Dan Waldron                               Vice President                      None

Lewin M. Williams                         Vice President                      None

Jeffrey S. Barnum                         Assistant Vice President            None

Toby A. Bohl                              Assistant Vice President            None

Steve Claiborne                           Assistant Vice President            None

Katie D. Collins                          Assistant Vice President            None

Ann Marie Giudice                         Assistant Vice President/Treasurer  None

Debbie Del Giudice                        Assistant Vice President            None

Ken Harrison                              Assistant Vice President            None

Anita K. Henderson                        Assistant Vice President            None

James V. Huber                            Assistant Vice President            None

Kristen Johanneson                        Assistant Vice President            None

Daniel C. Keller                          Assistant Vice President            None





NAME AND PRINCIPAL                        POSITIONS AND OFFICES               POSITIONS AND
BUSINESS ADDRESS*                         WITH UNDERWRITER                    OFFICES WITH FUND

Coleen D. Lynch                           Assistant Vice President            Assistant Vice President

Robert J. Madeja                          Assistant Vice President            None

David M. McCammond-Watts                  Assistant Vice President            None

Michelle Parker                           Assistant Vice President            None

Steve Schwarting                          Assistant Vice President            None

Omar Sepulveda                            Assistant Vice President            None

John H. Sherren                           Assistant Vice President            None

Lee Sussman                               Assistant Vice President            None

Christopher J. Thill                      Assistant Vice President            None

Dave Tweeten                              Assistant Vice President            None

Thomas G. Wisnowski                       Assistant Vice President            None

* All addresses are
120 East Liberty Drive,
Wheaton, Illinois 60187
unless otherwise noted.


       (c)   Not Applicable.


ITEM 33.     LOCATION OF ACCOUNTS AND RECORDS

      First Trust, 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187, maintains the Registrant's organizational documents, minutes of meetings, contracts of the Registrant and all advisory material of the investment adviser.

      The Bank of New York Mellon Corporation ("BONY"), 101 Barclay Street, New York, New York 10286, maintains all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other requirement records not maintained by First Trust.

      BONY also maintains all the required records in its capacity as transfer, accounting, dividend payment and interest holder service agent for the Registrant.


ITEM 34.     MANAGEMENT SERVICES

         Not Applicable.


ITEM 35.     UNDERTAKINGS

         Not Applicable.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Wheaton, and State of Illinois, on the 28th day of November, 2012.

                                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND


                                  By: /s/ Mark R. Bradley
                                      ----------------------------------------
                                          Mark R. Bradley, President and
                                          Chief Executive Officer


     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURE                               TITLE                                 DATE
                                        President and Chief Executive         November 28, 2012
/s/ Mark R. Bradley                     Officer
---------------------------------------
    Mark R. Bradley

                                        Treasurer, Chief Financial  Officer   November 28, 2012
/s/ James M. Dykas                      and Chief Accounting Officer
---------------------------------------
    James M. Dykas

                                                         )
James A. Bowen*                                  Trustee )
                                                         )
                                                         )
Richard E. Erickson*                             Trustee )
                                                         )
                                                         )
Thomas R. Kadlec*                                Trustee )                    BY: /s/ W. Scott Jardine
                                                         )                       -------------------------------
                                                         )                            W. Scott Jardine
Robert F. Keith*                                 Trustee )                            Attorney-In-Fact
                                                         )                            November 28, 2012
                                                         )
Niel B. Nielson*                                 Trustee )
                                                         )

* Original powers of attorney authorizing James A. Bowen, W. Scott Jardine and Eric F. Fess to execute Registrant's Registration Statement, and Amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, were previously executed, filed as an exhibit and are incorporated by reference herein.

                               INDEX TO EXHIBITS

(j) Consent of Deloitte and Touche LLP